FFTW FUNDS, INC.

ANNUAL REPORT
DECEMBER 31, 2002

200 PARK AVENUE
NEW YORK, NY 10166
TELEPHONE 212.681.3000
FACSIMILE 212.681.3250

FFTW FUNDS, INC.

PRESIDENT'S LETTER

                                                          February 28, 2003

Dear Shareholder,

          We are pleased to present the Annual Report of FFTW Funds, Inc., for the year ended December 31, 2002.

          The year 2002 was indeed a challenging year, but we remain dedicated to providing superior investment products to our shareholders.

          FFTW is pleased to invite our clients and their consultants to participate in quarterly conference calls with senior portfolio managers to discuss our Funds. These regular calls provide a forum for open discussion on current market developments and outlook and FFTW's portfolio strategy. If you are interested in participating, please call Sarah Brown at 212.681.3002 for details.

          We appreciate your participation in FFTW Funds. In out continuing effect to meet your investment needs, we would welcome the opportunity to discuss objectives and results of each of our portfolios with you.

Sincerely,

/s/ Stephen P. Casper

Stephen P. Casper
President and Chief Executive Officer

FFTW FUNDS, INC.

TABLE OF CONTENTS

MARKET REVIEW -- General Market                                                                       1

PORTFOLIO REVIEWS -- U.S.Portfolios                                                                   7

PERFORMANCE -- U.S.Portfolios                                                                        10

PORTFOLIO REVIEWS -- Global and International Portfolios                                             14

PERFORMANCE -- Global and International Portfolios                                                   19

MARKET OUTLOOK                                                                                       23

SCHEDULE OF INVESTMENTS
          U.S. Short-Term Portfolio                                                                  26
          Limited Duration Portfolio                                                                 28
          U.S. Inflation-Indexed Portfolio (formerly, Inflation-Indexed Hedged Portfolio)            31
          Mortgage-Backed Portfolio                                                                  32
          Worldwide Portfolio                                                                        35
          Worldwide Core Portfolio                                                                   42
          International Portfolio                                                                    48
          Emerging Markets Porfolio                                                                  51

STATEMENT OF ASSETS AND LIABILITIES                                                                  53

STATEMENT OF OPERATIONS                                                                              55

STATEMENT OF CHANGES IN NET ASSETS                                                                   57

FINANCIAL HIGHLIGHTS                                                                                 61

NOTES TO FINANCIAL STATEMENTS                                                                        69

REVIEW OF INDEPENDENT AUDITORS                                                                       84

DIRECTORS AND OFFICERS                                                                               85

MARKET REVIEW
DECEMBER 31, 2002

During 2002 the dominant themes in the world's capital markets were essentially a continuation of the previous year's trends, with one notable exception.

Equity markets continued to slide in both the U.S. and the rest of the world. Similarly, interest rates worldwide trended lower. The exception in the continuation of the previous year's trends was the U.S. dollar. The dollar has been among the world's strongest currencies from 1995 through the middle of 2002. However, the dollar began to weaken in a fairly steady fashion from the early part of 2002.

The table below illustrates the total returns of various well-known equity benchmarks for periods ending 31 December 2002. Past performance is not indicative of future performance.

[CHART]

                        TOTAL RETURNS - EQUITY BENCHMARKS

                    1 YEAR      3 YEAR      5 YEAR     10 YEAR
NASDAQ              -31.25      -30.81      -2.88        7.61
S & P 500            -22.1      -14.55      -0.59        9.34
MSCI: EAFE US$      -15.94      -17.24      -2.89        4.01

Equity markets were affected by the impact of a number of adverse events. Equity valuations, while substantially lower than in 1999 and early 2000, were considered to be by many measures well over-valued. Further, the multiple accounting scandals reduced investor confidence in the accuracy and reliability of financial reporting. Also affecting equities was the inability of producers to improve profit margins through higher prices. As it has been in the last few years, virtually the only way to increase profit margins has been through productivity gains. Throughout the last couple of years as corporations have reduced their capital expenditures, the consumer has kept the economy going. However, over the latter part of last year, signs of consumer retrenchment began to weaken the security markets. Finally, equity prices were held lower by rising concerns of terrorism and fears of an impending armed conflict (with all its unintended consequences) with Iraq.

The fears, issues, and concerns driving the equity markets were essentially the same as those which led to lower interest rates in the developed markets. After having held the Federal Funds rate steady at 1.75% from December 2001, in November 2002, the Federal Reserve lowered the Funds rate by one-half percent to a new 40 -year low. While the most recent easing of monetary policy was meant as an "insurance" move to propel the economy forward, monetary officials have made it very clear that their policy tools are better aimed at curbing inflation rather than arresting deflation. Further, there is some concern that changes in monetary policy could be losing its effectiveness. Over past periods of economic retrenchment, the Federal Reserve has lowered the Funds rate by an average of
5.22 percentage points to help stimulate economic activity. With the Funds rate currently targeted at 1.25%, the Fed may have limited policy options if we get into a serious economic slowdown.

[CHART]

                                 INTEREST RATES
                             AS OF DECEMBER 31, 2002

  1/1/02        4.328           4.400           0.548
  1/2/02        4.469           4.374           0.549
  1/3/02        4.432           4.356           0.549
  1/4/02        4.429           4.402           0.594
  1/7/02        4.327           4.291           0.584
  1/8/02        4.349           4.280           0.594
  1/9/02        4.305           4.365           0.594
 1/10/02        4.225           4.330           0.590
 1/11/02        4.087           4.322           0.584
 1/14/02        4.105           4.246           0.586
 1/15/02        4.091           4.287           0.594
 1/16/02        4.091           4.262           0.585
 1/17/02        4.194           4.282           0.614
 1/18/02        4.163           4.316           0.634
 1/21/02        4.167           4.293           0.660
 1/22/02        4.204           4.367           0.660
 1/23/02        4.315           4.344           0.650
 1/24/02        4.334           4.441           0.659
 1/25/02        4.406           4.548           0.683
 1/28/02        4.414           4.571           0.663
 1/29/02        4.239           4.524           0.674
 1/30/02        4.333           4.507           0.695
 1/31/02        4.371           4.505           0.700
  2/1/02        4.297            4.47            0.71
  2/4/02        4.216           4.391           0.671
  2/5/02        4.205           4.363           0.686
  2/6/02        4.217           4.357           0.663
  2/7/02        4.221           4.474           0.675
  2/8/02         4.17           4.451           0.631
 2/11/02          4.2           4.461            0.63
 2/12/02        4.275           4.497           0.607
 2/13/02        4.298           4.552           0.636
 2/14/02        4.261           4.531           0.652
 2/15/02         4.18           4.475           0.627
 2/18/02        4.184            4.47           0.637
 2/19/02        4.192           4.485           0.663
 2/20/02        4.207           4.537           0.664
 2/21/02        4.162           4.552           0.629
 2/22/02        4.141           4.486           0.628
 2/25/02        4.171           4.529           0.624
 2/26/02        4.243           4.544           0.648
 2/27/02        4.127           4.558           0.649
 2/28/02        4.191           4.546           0.639
  3/1/02        4.313           4.584           0.624
  3/4/02        4.332           4.613           0.599
  3/5/02        4.329            4.68            0.59
  3/6/02        4.375           4.728           0.571
  3/7/02        4.574           4.797           0.556
  3/8/02          4.7           4.827           0.582
 3/11/02        4.685           4.803           0.607
 3/12/02        4.666           4.796           0.594
 3/13/02        4.609           4.799           0.579
 3/14/02        4.761            4.83           0.554
 3/15/02        4.708           4.855           0.559
 3/18/02        4.697           4.843            0.54
 3/19/02        4.675            4.84           0.534
 3/20/02        4.808           4.848           0.538
 3/21/02        4.769           4.881           0.538
 3/22/02        4.823           4.917            0.54
 3/25/02        4.839           4.944           0.565
 3/26/02        4.769            4.91            0.56
 3/27/02        4.758           4.885           0.535
 3/28/02         4.84           4.902           0.504
 3/29/02        4.805           4.913           0.505
  4/1/02        4.833            4.91           0.534
  4/2/02        4.743           4.892           0.517
  4/3/02        4.661           4.833           0.515
  4/4/02        4.658           4.773           0.505
  4/5/02        4.593           4.753           0.509
  4/8/02        4.637           4.769            0.51
  4/9/02        4.571           4.787           0.524
 4/10/02        4.591           4.799           0.504
 4/11/02        4.561           4.777           0.489
 4/12/02        4.496           4.766           0.513
 4/15/02        4.477           4.713           0.499
 4/16/02        4.528           4.808           0.509
 4/17/02        4.541            4.79           0.514
 4/18/02         4.51           4.797           0.519
 4/19/02        4.516           4.811           0.513
 4/22/02        4.504           4.762           0.514
 4/23/02        4.509           4.785           0.523
 4/24/02        4.439            4.75           0.539
 4/25/02         4.42           4.685           0.543
 4/26/02        4.371           4.669           0.523
 4/29/02        4.442           4.711           0.525
 4/30/02        4.407            4.71           0.496
  5/1/02         4.36           4.716           0.484
  5/2/02        4.404           4.787            0.49
  5/3/02        4.355            4.72            0.49
  5/6/02        4.363           4.715            0.49
  5/7/02        4.324           4.711           0.488
  5/8/02        4.589           4.776             0.5
  5/9/02        4.525            4.81           0.494
 5/10/02        4.451           4.831           0.489
 5/13/02        4.546           4.843           0.484
 5/14/02        4.621           4.906           0.475
 5/15/02        4.575           4.901           0.459
 5/16/02        4.507           4.874           0.465
 5/17/02        4.596             4.9           0.474
 5/20/02        4.529           4.832           0.494
 5/21/02        4.472           4.811           0.504
 5/22/02         4.43           4.785           0.504
 5/23/02        4.461            4.77            0.52
 5/24/02        4.454           4.784           0.509
 5/27/02        4.451           4.816           0.515
 5/28/02         4.44           4.802            0.49
 5/29/02        4.376           4.778           0.484
 5/30/02        4.327           4.764           0.469
 5/31/02        4.355             4.8            0.48
  6/3/02        4.298           4.793           0.475
  6/4/02         4.32           4.743           0.484
  6/5/02        4.334           4.737           0.489
  6/6/02        4.242           4.738           0.474
  6/7/02        4.323           4.723            0.49
 6/10/02        4.298           4.687           0.481
 6/11/02        4.245           4.704           0.485
 6/12/02        4.231           4.666           0.489
 6/13/02        4.174           4.599           0.478
 6/14/02        4.068           4.535           0.469
 6/17/02        4.106            4.57           0.472
 6/18/02        4.085           4.557           0.464
 6/19/02        3.983           4.532           0.479
 6/20/02         4.05           4.555           0.459
 6/21/02        4.031           4.556           0.437
 6/24/02        4.088           4.504           0.439
 6/25/02        4.066           4.553           0.439
 6/26/02        3.999           4.468           0.429
 6/27/02        4.062           4.489           0.439
 6/28/02        4.034           4.491           0.414
  7/1/02        4.005           4.508           0.444
  7/2/02        3.949           4.452           0.438
  7/3/02        3.969           4.461           0.443
  7/4/02        3.951           4.503           0.435
  7/5/02        4.043           4.545           0.434
  7/8/02        4.011           4.531           0.434
  7/9/02        3.922           4.524           0.429
 7/10/02        3.795           4.457            0.41
 7/11/02         3.82           4.394             0.4
 7/12/02        3.752           4.382           0.405
 7/15/02        3.801           4.333           0.394
 7/16/02        3.846           4.371           0.394
 7/17/02        3.846           4.402           0.395
 7/18/02        3.747           4.396             0.4
 7/19/02        3.651           4.342             0.4
 7/22/02         3.56           4.302           0.404
 7/23/02        3.455           4.307           0.419
 7/24/02        3.524           4.211           0.424
 7/25/02        3.423           4.216           0.414
 7/26/02        3.394           4.179           0.429
 7/29/02        3.575           4.253           0.447
 7/30/02        3.616            4.26           0.434
 7/31/02        3.448           4.196           0.409
  8/1/02        3.347           4.131           0.404
  8/2/02         3.21           4.039           0.386
  8/5/02        3.106           3.956           0.365
  8/6/02        3.247           4.036           0.385
  8/7/02        3.265           3.972            0.37
  8/8/02        3.351           4.011           0.375
  8/9/02        3.248           4.005           0.365
 8/12/02        3.231            3.99           0.355
 8/13/02        3.116           3.955           0.368
 8/14/02        3.245           3.913           0.354
 8/15/02        3.289           4.153           0.355
 8/16/02         3.42           4.155           0.363
 8/19/02        3.379           4.177           0.354
 8/20/02        3.241           4.113           0.353
 8/21/02        3.272           4.202           0.339
 8/22/02        3.382           4.229           0.325
 8/23/02         3.31           4.184            0.32
 8/26/02        3.286           4.184           0.315
 8/27/02        3.348            4.18           0.303
 8/28/02        3.296           4.104           0.309
 8/29/02        3.214           4.066           0.284
 8/30/02         3.22           4.049           0.294
  9/2/02        3.203           3.964           0.298
  9/3/02        3.005           3.888           0.311
  9/4/02        3.005           3.886           0.339
  9/5/02        2.954            3.83           0.339
  9/6/02        3.042           3.802           0.313
  9/9/02        3.107           3.849           0.313
 9/10/02        3.059           3.909           0.283
 9/11/02        3.131           3.976           0.299
 9/12/02        3.024           3.885           0.293
 9/13/02        2.973           3.827           0.294
 9/16/02        2.996           3.773           0.294
 9/17/02        2.901           3.776           0.294
 9/18/02        2.914            3.74           0.398
 9/19/02        2.836           3.711           0.324
 9/20/02        2.835           3.743           0.358
 9/23/02        2.756           3.683           0.358
 9/24/02        2.695           3.639           0.364
 9/25/02        2.793           3.677           0.343
 9/26/02         2.81           3.724            0.36
 9/27/02        2.677           3.706           0.363
 9/30/02        2.562           3.601           0.344
 10/1/02        2.724            3.62           0.325
 10/2/02        2.669           3.693           0.334
 10/3/02        2.686           3.667           0.315
 10/4/02        2.685           3.651            0.31
 10/7/02        2.613           3.625           0.318
 10/8/02        2.657           3.621           0.324
 10/9/02        2.565           3.612           0.304
10/10/02        2.633           3.692           0.286
10/11/02        2.772           3.765           0.289
10/14/02        2.764           3.783           0.289
10/15/02        2.985           3.907           0.284
10/16/02        3.048           3.965           0.289
10/17/02        3.219           3.955           0.299
10/18/02        3.093           3.954             0.3
10/21/02        3.244           3.965            0.29
10/22/02        3.237            3.99           0.304
10/23/02        3.198           3.921           0.298
10/24/02        3.093           3.965           0.299
10/25/02        3.029           3.934           0.299
10/28/02        2.966           3.864            0.29
10/29/02        2.806           3.795           0.288
10/30/02        2.806            3.84           0.289
10/31/02        2.729           3.784           0.269
 11/1/02        2.864           3.803           0.275
 11/4/02        2.919           3.821           0.275
 11/5/02        2.926           3.879           0.279
 11/6/02        2.985           3.905           0.292
 11/7/02        2.867            3.84           0.296
 11/8/02        2.853            3.75           0.294
11/11/02        2.853            3.71           0.289
11/12/02         2.84            3.68           0.289
11/13/02         2.82            3.69           0.284
11/14/02        3.039            3.74           0.303
11/15/02        3.022            3.74           0.303
11/18/02        3.005            3.76           0.307
11/19/02        3.012            3.74           0.303
11/20/02        3.111            3.71           0.314
11/21/02         3.21            3.78           0.348
11/22/02        3.242            3.79           0.319
11/25/02        3.224            3.82           0.299
11/26/02        3.114            3.77            0.29
11/27/02        3.311            3.83           0.298
11/28/02        3.315            3.82           0.293
11/29/02         3.27             3.8           0.299
 12/2/02        3.305            3.82           0.303
 12/3/02        3.281            3.78           0.315
 12/4/02        3.205            3.79            0.33
 12/5/02        3.184           3.776            0.34
 12/6/02        3.094            3.72           0.339
 12/9/02        3.039           3.664           0.334
12/10/02        3.046           3.645           0.323
12/11/02        3.022           3.618           0.314
12/12/02        3.019           3.576           0.319
12/13/02        3.043           3.575           0.319
12/16/02        3.122           3.587           0.303
12/17/02        3.081           3.552           0.303
12/18/02        2.977           3.499           0.308
12/19/02        2.874            3.51           0.303
12/20/02        2.901           3.508           0.304
12/23/02        2.919           3.495           0.305
12/24/02        2.887             3.5           0.299
12/25/02        2.874           3.501           0.295
12/26/02        2.839           3.501           0.304
12/27/02        2.733           3.412           0.304
12/30/02        2.712           3.405           0.302
12/31/02        2.736           3.395           0.303

While sovereign bond markets generally enjoyed stellar performance last year, the corporate bond market suffered from some of the ill effects of a deteriorating equity market. In some cases, due to fraud, investment grade corporate bonds lost 80% of their value. As a consequence, credit spreads widened and particularly high yield bonds dramatically under-performed investment grade bonds.

           EXCESS RETURNS OF SPREAD PRODUCTS VS US TREASURY SECURITIES

                 AGENCIES    ABS    MORTGAGES    CORPORATES
January              0.10    0.32     0.55          0.20

February             0.16    0.19     0.47         -0.30

March                0.02    0.30     0.13          0.50

April                0.16    0.27     0.11         -1.23

May                  0.01    0.04     0.14          0.65

June                 0.10    0.08    -0.13         -1.51

July                -0.12   -0.46    -0.22         -2.93

August               0.17   -0.22     0.08          0.57

September           -0.31   -0.56    -0.02         -0.87

October              0.26   -0.48     0.23         -0.43

November             0.16    0.35     0.00          2.70

December             0.16    0.02     0.26          0.40

2002                 0.96   -0.16     1.73         -2.45

Source: Lehman Brothers

The table below illustrates the total returns of various well-known fixed income benchmarks for periods ending 31 December 2002. Past performance is not indicative of future performance.

[CHART]

                          TOTAL RETURNS - FIXED INCOME

                                   1 YEAR      3 YEAR     5 YEAR      10 YEAR
SB: High-Yield Mkt Index            -1.52       -0.69       0.64         6.08
LB: Aggr Bd                         10.26        10.1       7.55         7.51
SB: Wor Gov                         19.49        6.32       5.82         6.64

In a year marked by economic and geopolitical uncertainty, mortgage-backed securities enjoyed the benefits of a strong housing market and heavy crossover buying from credit-weary investors. Decreasing corporate profitability, higher default rates and a significant increase in the amount of credit downgrades versus upgrades led to an environment of risk aversion trading, setting off significant sales of corporate bonds and cut backs on direct corporate loans in favor of mortgage related investments. As a result, the Lehman Mortgage-Backed Securities Index outperformed Treasuries by about 1.75%, while the Lehman Corporate Bond Index underperformed U.S. Treasuries by almost 2.5%.

The year began with a period of stable interest rates that persisted throughout most of the first five months of the year, providing an excellent environment for the mortgage sector. Thirty-year mortgage rates stayed in a 50 basis point range during this period, leading to minimal refinancing activity and strong demand for mortgage-backed securities. It became more evident during the second quarter, however, that deteriorating economic fundamentals could plague the U.S. economy for longer than had been expected. Interest rates began what would become a prolonged rally that lasted until the end of the third quarter. From high to low, mortgage rates dropped more than 1.5% during this period, leading to underperformance of mortgages versus U.S. Treasuries as well as a significant change in the risk profile of the mortgage sector. By the end of September, almost all of the existing mortgages in the U.S. were exposed to at least some refinancing incentive, and a large portion of outstanding mortgages could refinance into new mortgages with rates 1% or more lower than their current rate.

Despite the elevated prepayment risk and market uncertainty, the fourth quarter ended on a strong note for the mortgage sector. While there were record levels of prepayments and heavy supply during the quarter, the crucial factor was the robust demand for mortgage-backed securities. Mortgage investors had been left with significant cash balances due to large prepayment pay-downs and that cash was being re-invested back into the mortgage market. Commercial banks continued to allow only minimal amounts of growth in commercial lending and instead focused most investment demand toward their mortgage securities portfolios.

[CHART]

                            Constant Prepayment Rate

                    272(7.5%)
                    CONSTANT
                   PREPAYMENT
     DATE             RATE
     3/2/98           34.3
     3/3/98           34.3
     3/4/98           34.3
     3/5/98           34.3
     3/6/98           34.3
     3/9/98           34.3
    3/10/98           34.3
    3/11/98           34.3
    3/12/98           34.3
    3/13/98           34.3
    3/16/98           34.3
    3/17/98           34.3
    3/18/98           34.3
    3/19/98           34.3
    3/20/98           34.3
    3/23/98           34.3
    3/24/98           34.3
    3/25/98           34.3
    3/26/98           34.3
    3/27/98           34.3
    3/30/98           34.3
    3/31/98           34.3
     4/1/98           40.3
     4/2/98           40.3
     4/3/98           40.3
     4/6/98           40.3
     4/7/98           40.3
     4/8/98           40.3
     4/9/98           40.3
    4/13/98           40.3
    4/14/98           40.3
    4/15/98           40.3
    4/16/98           40.3
    4/17/98           40.3
    4/20/98           40.3
    4/21/98           40.3
    4/22/98           40.3
    4/23/98           40.3
    4/24/98           40.3
    4/27/98           40.3
    4/28/98           40.3
    4/29/98           40.3
    4/30/98           40.3
     5/1/98           31.4
     5/4/98           31.4
     5/5/98           31.4
     5/6/98           31.4
     5/7/98           31.4
     5/8/98           31.4
    5/11/98           31.4
    5/12/98           31.4
    5/13/98           31.4
    5/14/98           31.4
    5/15/98           31.4
    5/18/98           31.4
    5/19/98           31.4
    5/20/98           31.4
    5/21/98           31.4
    5/22/98           31.4
    5/26/98           31.4
    5/27/98           31.4
    5/28/98           31.4
    5/29/98           31.4
     6/1/98           26.9
     6/2/98           26.9
     6/3/98           26.9
     6/4/98           26.9
     6/5/98           26.9
     6/8/98           26.9
     6/9/98           26.9
    6/10/98           26.9
    6/11/98           26.9
    6/12/98           26.9
    6/15/98           26.9
    6/16/98           26.9
    6/17/98           26.9
    6/18/98           26.9
    6/19/98           26.9
    6/22/98           26.9
    6/23/98           26.9
    6/24/98           26.9
    6/25/98           26.9
    6/26/98           26.9
    6/29/98           26.9
    6/30/98           26.9
     7/1/98             33
     7/2/98             33
     7/6/98             33
     7/7/98             33
     7/8/98             33
     7/9/98             33
    7/10/98             33
    7/13/98             33
    7/14/98             33
    7/15/98             33
    7/16/98             33
    7/17/98             33
    7/20/98             33
    7/21/98             33
    7/22/98             33
    7/23/98             33
    7/24/98             33
    7/27/98             33
    7/28/98             33
    7/29/98             33
    7/30/98             33
    7/31/98             33
     8/3/98           28.9
     8/4/98           28.9
     8/5/98           28.9
     8/6/98           28.9
     8/7/98           28.9
    8/10/98           28.9
    8/11/98           28.9
    8/12/98           28.9
    8/13/98           28.9
    8/14/98           28.9
    8/17/98           28.9
    8/18/98           28.9
    8/19/98           28.9
    8/20/98           28.9
    8/21/98           28.9
    8/24/98           28.9
    8/25/98           28.9
    8/26/98           28.9
    8/27/98           28.9
    8/28/98           28.9
    8/31/98           28.9
     9/1/98           30.6
     9/2/98           30.6
     9/3/98           30.6
     9/4/98           30.6
     9/8/98           30.6
     9/9/98           30.6
    9/10/98           30.6
    9/11/98           30.6
    9/14/98           30.6
    9/15/98           30.6
    9/16/98           30.6
    9/17/98           30.6
    9/18/98           30.6
    9/21/98           30.6
    9/22/98           30.6
    9/23/98           30.6
    9/24/98           30.6
    9/25/98           30.6
    9/28/98           30.6
    9/29/98           30.6
    9/30/98           30.6
    10/1/98           30.8
    10/2/98           30.8
    10/5/98           30.8
    10/6/98           30.8
    10/7/98           30.8
    10/8/98           30.8
    10/9/98           30.8
   10/13/98           30.8
   10/14/98           30.8
   10/15/98           30.8
   10/16/98           30.8
   10/19/98           30.8
   10/20/98           30.8
   10/21/98           30.8
   10/22/98           30.8
   10/23/98           30.8
   10/26/98           30.8
   10/27/98           30.8
   10/28/98           30.8
   10/29/98           30.8
   10/30/98           30.8
    11/2/98           48.4
    11/3/98           48.4
    11/4/98           48.4
    11/5/98           48.4
    11/6/98           48.4
    11/9/98           48.4
   11/10/98           48.4
   11/12/98           48.4
   11/13/98           48.4
   11/16/98           48.4
   11/17/98           48.4
   11/18/98           48.4
   11/19/98           48.4
   11/20/98           48.4
   11/23/98           48.4
   11/24/98           48.4
   11/25/98           48.4
   11/27/98           48.4
   11/30/98           48.4
    12/1/98           50.3
    12/2/98           50.3
    12/3/98           50.3
    12/4/98           50.3
    12/7/98           50.3
    12/8/98           50.3
    12/9/98           50.3
   12/10/98           50.3
   12/11/98           50.3
   12/14/98           50.3
   12/15/98           50.3
   12/16/98           50.3
   12/17/98           50.3
   12/18/98           50.3
   12/21/98           50.3
   12/22/98           50.3
   12/23/98           50.3
   12/24/98           50.3
   12/28/98           50.3
   12/29/98           50.3
   12/30/98           50.3
   12/31/98           50.3
     1/4/99           54.3
     1/5/99           54.3
     1/6/99           54.3
     1/7/99           54.3
     1/8/99           54.3
    1/11/99           54.3
    1/12/99           54.3
    1/13/99           54.3
    1/14/99           54.3
    1/15/99           54.3
    1/19/99           54.3
    1/20/99           54.3
    1/21/99           54.3
    1/22/99           54.3
    1/25/99           54.3
    1/26/99           54.3
    1/27/99           54.3
    1/28/99           54.3
    1/29/99           54.3
     2/1/99           38.9
     2/2/99           38.9
     2/3/99           38.9
     2/4/99           38.9
     2/5/99           38.9
     2/8/99           38.9
     2/9/99           38.9
    2/10/99           38.9
    2/11/99           38.9
    2/12/99           38.9
    2/16/99           38.9
    2/17/99           38.9
    2/18/99           38.9
    2/19/99           38.9
    2/22/99           38.9
    2/23/99           38.9
    2/24/99           38.9
    2/25/99           38.9
    2/26/99           38.9
     3/1/99           38.4
     3/2/99           38.4
     3/3/99           38.4
     3/4/99           38.4
     3/5/99           38.4
     3/8/99           38.4
     3/9/99           38.4
    3/10/99           38.4
    3/11/99           38.4
    3/12/99           38.4
    3/15/99           38.4
    3/16/99           38.4
    3/17/99           38.4
    3/18/99           38.4
    3/19/99           38.4
    3/22/99           38.4
    3/23/99           38.4
    3/24/99           38.4
    3/25/99           38.4
    3/26/99           38.4
    3/29/99           38.4
    3/30/99           38.4
    3/31/99           38.4
     4/1/99           43.1
     4/5/99           43.1
     4/6/99           43.1
     4/7/99           43.1
     4/8/99           43.1
     4/9/99           43.1
    4/12/99           43.1
    4/13/99           43.1
    4/14/99           43.1
    4/15/99           43.1
    4/16/99           43.1
    4/19/99           43.1
    4/20/99           43.1
    4/21/99           43.1
    4/22/99           43.1
    4/23/99           43.1
    4/26/99           43.1
    4/27/99           43.1
    4/28/99           43.1
    4/29/99           43.1
    4/30/99           43.1
     5/3/99             34
     5/4/99             34
     5/5/99             34
     5/6/99             34
     5/7/99             34
    5/10/99             34
    5/11/99             34
    5/12/99             34
    5/13/99             34
    5/14/99             34
    5/17/99             34
    5/18/99             34
    5/19/99             34
    5/20/99             34
    5/21/99             34
    5/24/99             34
    5/25/99             34
    5/26/99             34
    5/27/99             34
    5/28/99             34
     6/1/99           31.2
     6/2/99           31.2
     6/3/99           31.2
     6/4/99           31.2
     6/7/99           31.2
     6/8/99           31.2
     6/9/99           31.2
    6/10/99           31.2
    6/11/99           31.2
    6/14/99           31.2
    6/15/99           31.2
    6/16/99           31.2
    6/17/99           31.2
    6/18/99           31.2
    6/21/99           31.2
    6/22/99           31.2
    6/23/99           31.2
    6/24/99           31.2
    6/25/99           31.2
    6/28/99           31.2
    6/29/99           31.2
    6/30/99           31.2
     7/1/99           30.1
     7/2/99           30.1
     7/6/99           30.1
     7/7/99           30.1
     7/8/99           30.1
     7/9/99           30.1
    7/12/99           30.1
    7/13/99           30.1
    7/14/99           30.1
    7/15/99           30.1
    7/16/99           30.1
    7/19/99           30.1
    7/20/99           30.1
    7/21/99           30.1
    7/22/99           30.1
    7/23/99           30.1
    7/26/99           30.1
    7/27/99           30.1
    7/28/99           30.1
    7/29/99           30.1
    7/30/99           30.1
     8/2/99           21.3
     8/3/99           21.3
     8/4/99           21.3
     8/5/99           21.3
     8/6/99           21.3
     8/9/99           21.3
    8/10/99           21.3
    8/11/99           21.3
    8/12/99           21.3
    8/13/99           21.3
    8/16/99           21.3
    8/17/99           21.3
    8/18/99           21.3
    8/19/99           21.3
    8/20/99           21.3
    8/23/99           21.3
    8/24/99           21.3
    8/25/99           21.3
    8/26/99           21.3
    8/27/99           21.3
    8/30/99           21.3
    8/31/99           21.3
     9/1/99           18.2
     9/2/99           18.2
     9/3/99           18.2
     9/7/99           18.2
     9/8/99           18.2
     9/9/99           18.2
    9/10/99           18.2
    9/13/99           18.2
    9/14/99           18.2
    9/15/99           18.2
    9/16/99           18.2
    9/17/99           18.2
    9/20/99           18.2
    9/21/99           18.2
    9/22/99           18.2
    9/23/99           18.2
    9/24/99           18.2
    9/27/99           18.2
    9/28/99           18.2
    9/29/99           18.2
    9/30/99           18.2
    10/1/99           14.7
    10/4/99           14.7
    10/5/99           14.7
    10/6/99           14.7
    10/7/99           14.7
    10/8/99           14.7
   10/12/99           14.7
   10/13/99           14.7
   10/14/99           14.7
   10/15/99           14.7
   10/18/99           14.7
   10/19/99           14.7
   10/20/99           14.7
   10/21/99           14.7
   10/22/99           14.7
   10/25/99           14.7
   10/26/99           14.7
   10/27/99           14.7
   10/28/99           14.7
   10/29/99           14.7
    11/1/99           14.8
    11/2/99           14.8
    11/3/99           14.8
    11/4/99           14.8
    11/5/99           14.8
    11/8/99           14.8
    11/9/99           14.8
   11/10/99           14.8
   11/12/99           14.8
   11/15/99           14.8
   11/16/99           14.8
   11/17/99           14.8
   11/18/99           14.8
   11/19/99           14.8
   11/22/99           14.8
   11/23/99           14.8
   11/24/99           14.8
   11/26/99           14.8
   11/29/99           14.8
   11/30/99           14.8
    12/1/99           12.5
    12/2/99           12.5
    12/3/99           12.5
    12/6/99           12.5
    12/7/99           12.5
    12/8/99           12.5
    12/9/99           12.5
   12/10/99           12.5
   12/13/99           12.5
   12/14/99           12.5
   12/15/99           12.5
   12/16/99           12.5
   12/17/99           12.5
   12/20/99           12.5
   12/21/99           12.5
   12/22/99           12.5
   12/23/99           12.5
   12/27/99           12.5
   12/28/99           12.5
   12/29/99           12.5
   12/30/99           12.5
   12/31/99           12.5
     1/3/00           14.3
     1/4/00           14.3
     1/5/00           14.3
     1/6/00           14.3
     1/7/00           14.3
    1/10/00           14.3
    1/11/00           14.3
    1/12/00           14.3
    1/13/00           14.3
    1/14/00           14.3
    1/18/00           14.3
    1/19/00           14.3
    1/20/00           14.3
    1/21/00           14.3
    1/24/00           14.3
    1/25/00           14.3
    1/26/00           14.3
    1/27/00           14.3
    1/28/00           14.3
    1/31/00           14.3
     2/1/00           8.32
     2/2/00           8.32
     2/3/00           8.32
     2/4/00           8.32
     2/7/00           8.32
     2/8/00           8.32
     2/9/00           8.32
    2/10/00           8.32
    2/11/00           8.32
    2/14/00           8.32
    2/15/00           8.32
    2/16/00           8.32
    2/17/00           8.32
    2/18/00           8.32
    2/22/00           8.32
    2/23/00           8.32
    2/24/00           8.32
    2/25/00           8.32
    2/28/00           8.32
    2/29/00           8.32
     3/1/00           9.46
     3/2/00           9.46
     3/3/00           9.46
     3/6/00           9.46
     3/7/00           9.46
     3/8/00           9.46
     3/9/00           9.46
    3/10/00           9.46
    3/13/00           9.46
    3/14/00           9.46
    3/15/00           9.46
    3/16/00           9.46
    3/17/00           9.46
    3/20/00           9.46
    3/21/00           9.46
    3/22/00           9.46
    3/23/00           9.46
    3/24/00           9.46
    3/27/00           9.46
    3/28/00           9.46
    3/29/00           9.46
    3/30/00           9.46
    3/31/00           9.46
     4/3/00           10.4
     4/4/00           10.4
     4/5/00           10.4
     4/6/00           10.4
     4/7/00           10.4
    4/10/00           10.4
    4/11/00           10.4
    4/12/00           10.4
    4/13/00           10.4
    4/14/00           10.4
    4/17/00           10.4
    4/18/00           10.4
    4/19/00           10.4
    4/20/00           10.4
    4/24/00           10.4
    4/25/00           10.4
    4/26/00           10.4
    4/27/00           10.4
    4/28/00           10.4
     5/1/00           10.5
     5/2/00           10.5
     5/3/00           10.5
     5/4/00           10.5
     5/5/00           10.5
     5/8/00           10.5
     5/9/00           10.5
    5/10/00           10.5
    5/11/00           10.5
    5/12/00           10.5
    5/15/00           10.5
    5/16/00           10.5
    5/17/00           10.5
    5/18/00           10.5
    5/19/00           10.5
    5/22/00           10.5
    5/23/00           10.5
    5/24/00           10.5
    5/25/00           10.5
    5/26/00           10.5
    5/30/00           10.5
    5/31/00           10.5
     6/1/00             13
     6/2/00             13
     6/5/00             13
     6/6/00             13
     6/7/00             13
     6/8/00             13
     6/9/00             13
    6/12/00             13
    6/13/00             13
    6/14/00             13
    6/15/00             13
    6/16/00             13
    6/19/00             13
    6/20/00             13
    6/21/00             13
    6/22/00             13
    6/23/00             13
    6/26/00             13
    6/27/00             13
    6/28/00             13
    6/29/00             13
    6/30/00             13
     7/3/00           13.6
     7/5/00           13.6
     7/6/00           13.6
     7/7/00           13.6
    7/10/00           13.6
    7/11/00           13.6
    7/12/00           13.6
    7/13/00           13.6
    7/14/00           13.6
    7/17/00           13.6
    7/18/00           13.6
    7/19/00           13.6
    7/20/00           13.6
    7/21/00           13.6
    7/24/00           13.6
    7/25/00           13.6
    7/26/00           13.6
    7/27/00           13.6
    7/28/00           13.6
    7/31/00           13.6
     8/1/00           12.4
     8/2/00           12.4
     8/3/00           12.4
     8/4/00           12.4
     8/7/00           12.4
     8/8/00           12.4
     8/9/00           12.4
    8/10/00           12.4
    8/11/00           12.4
    8/14/00           12.4
    8/15/00           12.4
    8/16/00           12.4
    8/17/00           12.4
    8/18/00           12.4
    8/21/00           12.4
    8/22/00           12.4
    8/23/00           12.4
    8/24/00           12.4
    8/25/00           12.4
    8/28/00           12.4
    8/29/00           12.4
    8/30/00           12.4
    8/31/00           12.4
     9/1/00           12.3
     9/5/00           12.3
     9/6/00           12.3
     9/7/00           12.3
     9/8/00           12.3
    9/11/00           12.3
    9/12/00           12.3
    9/13/00           12.3
    9/14/00           12.3
    9/15/00           12.3
    9/18/00           12.3
    9/19/00           12.3
    9/20/00           12.3
    9/21/00           12.3
    9/22/00           12.3
    9/25/00           12.3
    9/26/00           12.3
    9/27/00           12.3
    9/28/00           12.3
    9/29/00           12.3
    10/2/00           10.6
    10/3/00           10.6
    10/4/00           10.6
    10/5/00           10.6
    10/6/00           10.6
   10/10/00           10.6
   10/11/00           10.6
   10/12/00           10.6
   10/13/00           10.6
   10/16/00           10.6
   10/17/00           10.6
   10/18/00           10.6
   10/19/00           10.6
   10/20/00           10.6
   10/23/00           10.6
   10/24/00           10.6
   10/25/00           10.6
   10/26/00           10.6
   10/27/00           10.6
   10/30/00           10.6
   10/31/00           10.6
    11/1/00             12
    11/2/00             12
    11/3/00             12
    11/6/00             12
    11/7/00             12
    11/8/00             12
    11/9/00             12
   11/10/00             12
   11/13/00             12
   11/14/00             12
   11/15/00             12
   11/16/00             12
   11/17/00             12
   11/20/00             12
   11/21/00             12
   11/22/00             12
   11/24/00             12
   11/27/00             12
   11/28/00             12
   11/29/00             12
   11/30/00             12
    12/1/00           13.1
    12/4/00           13.1
    12/5/00           13.1
    12/6/00           13.1
    12/7/00           13.1
    12/8/00           13.1
   12/11/00           13.1
   12/12/00           13.1
   12/13/00           13.1
   12/14/00           13.1
   12/15/00           13.1
   12/18/00           13.1
   12/19/00           13.1
   12/20/00           13.1
   12/21/00           13.1
   12/22/00           13.1
   12/26/00           13.1
   12/27/00           13.1
   12/28/00           13.1
   12/29/00           13.1
     1/2/01           11.1
     1/3/01           11.1
     1/4/01           11.1
     1/5/01           11.1
     1/8/01           11.1
     1/9/01           11.1
    1/10/01           11.1
    1/11/01           11.1
    1/12/01           11.1
    1/16/01           11.1
    1/17/01           11.1
    1/18/01           11.1
    1/19/01           11.1
    1/22/01           11.1
    1/23/01           11.1
    1/24/01           11.1
    1/25/01           11.1
    1/26/01           11.1
    1/29/01           11.1
    1/30/01           11.1
    1/31/01           11.1
     2/1/01           13.1
     2/2/01           13.1
     2/5/01           13.1
     2/6/01           13.1
     2/7/01           13.1
     2/8/01           13.1
     2/9/01           13.1
    2/12/01           13.1
    2/13/01           13.1
    2/14/01           13.1
    2/15/01           13.1
    2/16/01           13.1
    2/20/01           13.1
    2/21/01           13.1
    2/22/01           13.1
    2/23/01           13.1
    2/26/01           13.1
    2/27/01           13.1
    2/28/01           13.1
     3/1/01           15.1
     3/2/01           15.1
     3/5/01           15.1
     3/6/01           15.1
     3/7/01           15.1
     3/8/01           15.1
     3/9/01           15.1
    3/12/01           15.1
    3/13/01           15.1
    3/14/01           15.1
    3/15/01           15.1
    3/16/01           15.1
    3/19/01           15.1
    3/20/01           15.1
    3/21/01           15.1
    3/22/01           15.1
    3/23/01           15.1
    3/26/01           27.9
    3/27/01           27.9
    3/28/01           27.9
    3/29/01           27.9
    3/30/01           27.9
     4/2/01           27.9
     4/3/01           27.9
     4/4/01           27.9
     4/5/01           27.9
     4/6/01           27.9
     4/9/01           27.9
    4/10/01           27.9
    4/11/01           27.9
    4/12/01           27.9
    4/16/01           27.9
    4/17/01           27.9
    4/18/01           27.9
    4/19/01           27.9
    4/20/01           27.9
    4/23/01           27.9
    4/24/01           27.9
    4/25/01           27.9
    4/26/01           27.9
    4/27/01           27.9
    4/30/01           27.9
     5/1/01           27.6
     5/2/01           27.6
     5/3/01           27.6
     5/4/01           27.6
     5/7/01           27.6
     5/8/01           27.6
     5/9/01           27.6
    5/10/01           27.6
    5/11/01           27.6
    5/14/01           27.6
    5/15/01           27.6
    5/16/01           27.6
    5/17/01           27.6
    5/18/01           27.6
    5/21/01           27.6
    5/22/01           27.6
    5/23/01           27.6
    5/24/01           27.6
    5/25/01           27.6
    5/29/01           27.6
    5/30/01           27.6
    5/31/01           27.6
     6/1/01           39.1
     6/4/01           39.1
     6/5/01           39.1
     6/6/01           39.1
     6/7/01           39.1
     6/8/01           39.1
    6/11/01           39.1
    6/12/01           39.1
    6/13/01           39.1
    6/14/01           39.1
    6/15/01           39.1
    6/18/01           39.1
    6/19/01           39.1
    6/20/01           39.1
    6/21/01           39.1
    6/22/01           39.1
    6/25/01           39.1
    6/26/01           39.1
    6/27/01           39.1
    6/28/01           39.1
    6/29/01           39.1
     7/2/01           29.7
     7/3/01           29.7
     7/5/01           29.7
     7/6/01           29.7
     7/9/01           29.7
    7/10/01           29.7
    7/11/01           29.7
    7/12/01           29.7
    7/13/01           29.7
    7/16/01           29.7
    7/17/01           29.7
    7/18/01           29.7
    7/19/01           29.7
    7/20/01           29.7
    7/23/01           29.7
    7/24/01           29.7
    7/25/01           29.7
    7/26/01           29.7
    7/27/01           29.7
    7/30/01           29.7
    7/31/01           29.7
     8/1/01           27.0
     8/2/01           27.0
     8/3/01           27.0
     8/6/01           27.0
     8/7/01           27.0
     8/8/01           27.0
     8/9/01           27.0
    8/10/01           27.0
    8/13/01           27.0
    8/14/01           27.0
    8/15/01           27.0
    8/16/01           27.0
    8/17/01           27.0
    8/20/01           27.0
    8/21/01           27.0
    8/22/01           27.0
    8/23/01           27.0
    8/24/01           27.0
    8/27/01           27.0
    8/28/01           27.0
    8/29/01           27.0
    8/30/01           27.0
    8/31/01           27.0
     9/4/01           34.7
     9/5/01           34.7
     9/6/01           34.7
     9/7/01           34.7
    9/10/01           34.7
    9/11/01           34.7
    9/12/01           34.7
    9/13/01           34.7
    9/14/01           34.7
    9/17/01           34.7
    9/18/01           34.7
    9/19/01           34.7
    9/20/01           34.7
    9/21/01           34.7
    9/24/01           34.7
    9/25/01           34.7
    9/26/01           34.7
    9/27/01           34.7
    9/28/01           34.7
    10/1/01           21.5
    10/2/01           21.5
    10/3/01           21.5
    10/4/01           21.5
    10/5/01           21.5
    10/9/01           21.5
   10/10/01           21.5
   10/11/01           21.5
   10/12/01           21.5
   10/15/01           21.5
   10/16/01           21.5
   10/17/01           21.5
   10/18/01           21.5
   10/22/01           21.5
   10/23/01           21.5
   10/24/01           21.5
   10/25/01           21.5
   10/26/01           21.5
   10/29/01           21.5
   10/30/01           21.5
   10/31/01           21.5
    11/1/01           42.5
    11/2/01           42.5
    11/5/01           42.5
    11/6/01           42.5
    11/7/01           42.5
    11/8/01           42.5
    11/9/01           42.5
   11/13/01           42.5
   11/14/01           42.5
   11/15/01           42.5
   11/16/01           42.5
   11/19/01           42.5
   11/20/01           42.5
   11/21/01           42.5
   11/23/01           42.5
   11/26/01           42.5
   11/27/01           42.5
   11/28/01           42.5
   11/29/01           42.5
   11/30/01           42.5
    12/3/01           48.0
    12/4/01           48.0
    12/5/01           48.0
    12/6/01           48.0
    12/7/01           48.0
   12/10/01           48.0
   12/11/01           48.0
   12/12/01           48.0
   12/13/01           48.0
   12/14/01           48.0
   12/17/01           48.0
   12/18/01           48.0
   12/19/01           48.0
   12/20/01           48.0
   12/21/01           48.0
   12/24/01           48.0
   12/26/01           48.0
   12/27/01           48.0
   12/28/01           48.0
   12/31/01           48.0
     1/2/02           55.0
     1/3/02           55.0
     1/4/02           55.0
     1/7/02           55.0
     1/8/02           55.0
     1/9/02           55.0
    1/10/02           55.0
    1/11/02           55.0
    1/14/02           55.0
    1/15/02           55.0
    1/16/02           55.0
    1/17/02           55.0
    1/18/02           55.0
    1/22/02           55.0
    1/23/02           55.0
    1/24/02           55.0
    1/25/02           55.0
    1/28/02           55.0
    1/29/02           55.0
    1/30/02           55.0
    1/31/02           55.0
     2/1/02           55.0
     2/4/02           49.0
     2/5/02           49.0
     2/6/02           49.0
     2/7/02           49.0
     2/8/02           49.0
    2/11/02           49.0
    2/12/02           49.0
    2/13/02           49.0
    2/14/02           49.0
    2/15/02           49.0
    2/19/02           49.0
    2/20/02           49.0
    2/21/02           49.0
    2/22/02           49.0
    2/25/02           49.0
    2/26/02           49.0
    2/27/02           49.0
    2/28/02           49.0
     3/1/02           46.0
     3/4/02           46.0
     3/5/02           46.0
     3/6/02           46.0
     3/7/02           46.0
     3/8/02           46.0
    3/11/02           46.0
    3/12/02           46.0
    3/13/02           46.0
    3/14/02           46.0
    3/15/02           46.0
    3/18/02           46.0
    3/19/02           46.0
    3/20/02           46.0
    3/21/02           46.0
    3/22/02           46.0
    3/25/02           46.0
    3/26/02           46.0
    3/27/02           46.0
    3/28/02           46.0
     4/1/02           46.0
     4/2/02           46.0
     4/3/02           39.7
     4/4/02           39.7
     4/5/02           39.7
     4/8/02           39.7
     4/9/02           39.7
    4/10/02           39.7
    4/11/02           39.7
    4/12/02           39.7
    4/15/02           39.7
    4/16/02           39.7
    4/17/02           39.7
    4/18/02           39.7
    4/19/02           39.7
    4/22/02           39.7
    4/23/02           39.7
    4/24/02           39.7
    4/25/02           39.7
    4/26/02           39.7
    4/29/02           39.7
    4/30/02           39.7
     5/1/02           37.9
     5/2/02           37.9
     5/3/02           37.9
     5/6/02           37.9
     5/7/02           37.9
     5/8/02           37.9
     5/9/02           37.9
    5/10/02           37.9
    5/13/02           37.9
    5/14/02           37.9
    5/15/02           37.9
    5/16/02           37.9
    5/17/02           37.9
    5/20/02           37.9
    5/21/02           37.9
    5/22/02           37.9
    5/23/02           37.9
    5/24/02           37.9
    5/28/02           37.9
    5/29/02           37.9
    5/30/02           37.9
    5/31/02           37.9
     6/3/02           33.3
     6/4/02           33.3
     6/5/02           33.3
     6/6/02           33.3
     6/7/02           33.3
    6/10/02           33.3
    6/11/02           33.3
    6/12/02           33.3
    6/13/02           33.3
    6/14/02           33.3
    6/17/02           33.3
    6/18/02           33.3
    6/19/02           33.3
    6/20/02           33.3
    6/21/02           33.3
    6/24/02           33.3
    6/25/02           33.3
    6/26/02           33.3
    6/27/02           33.3
    6/28/02           33.3
    6/30/02           33.3
     7/1/02           31.5
     7/2/02           31.5
     7/3/02           31.5
     7/5/02           31.5
     7/8/02           31.5
     7/9/02           31.5
    7/10/02           31.5
    7/11/02           31.5
    7/12/02           31.5
    7/15/02           31.5
    7/16/02           31.5
    7/17/02           31.5
    7/18/02           31.5
    7/19/02           31.5
    7/22/02           31.5
    7/23/02           31.5
    7/24/02           31.5
    7/25/02           31.5
    7/26/02           31.5
    7/29/02           31.5
    7/30/02           31.5
    7/31/02           31.5
     8/1/02           38.7
     8/2/02           38.7
     8/5/02           38.7
     8/6/02           38.7
     8/7/02           38.7
     8/8/02           38.7
     8/9/02           38.7
    8/12/02           38.7
    8/13/02           38.7
    8/14/02           38.7
    8/15/02           38.7
    8/16/02           38.7
    8/19/02           38.7
    8/20/02           38.7
    8/21/02           38.7
    8/22/02           38.7
    8/23/02           38.7
    8/26/02           38.7
    8/27/02           38.7
    8/28/02           38.7
    8/29/02           38.7
    8/30/02           38.7
     9/3/02           40.4
     9/4/02           40.4
     9/5/02           40.4
     9/6/02           40.4
     9/9/02           40.4
    9/10/02           40.4
    9/11/02           40.4
    9/12/02           40.4
    9/13/02           40.4
    9/16/02           40.4
    9/17/02           40.4
    9/18/02           40.4
    9/19/02           40.4
    9/20/02           40.4
    9/23/02           40.4
    9/24/02           40.4
    9/25/02           40.4
    9/26/02           40.4
    9/27/02           40.4
    9/30/02           40.4
    10/1/02           42.9
    10/2/02           42.9
    10/3/02           42.9
    10/4/02           42.9
    10/7/02           42.9
    10/8/02           42.9
    10/9/02           42.9
   10/10/02           42.9
   10/11/02           42.9
   10/14/02           42.9
   10/15/02           42.9
   10/16/02           42.9
   10/17/02           42.9
   10/18/02           42.9
   10/21/02           42.9
   10/22/02           42.9
   10/23/02           42.9
   10/24/02           42.9
   10/25/02           42.9
   10/28/02           42.9
   10/29/02           42.9
   10/30/02           42.9
   10/31/02           42.9
    11/1/02           54.3
    11/4/02           54.3
    11/5/02           54.3
    11/6/02           54.3
    11/7/02           54.3
    11/8/02           54.3
   11/12/02           54.3
   11/13/02           54.3
   11/14/02           54.3
   11/15/02           54.3
   11/18/02           54.3
   11/19/02           54.3
   11/20/02           54.3
   11/21/02           54.3
   11/22/02           54.3
   11/25/02           54.3
   11/26/02           54.3
   11/27/02           54.3
   11/29/02           54.3
    12/2/02           54.8
    12/3/02           54.8
    12/4/02           54.8
    12/5/02           54.8
    12/6/02           54.8
    12/9/02           54.8
   12/10/02           54.8
   12/11/02           54.8
   12/12/02           54.8
   12/13/02           54.8
   12/16/02           54.8
   12/17/02           54.8
   12/18/02           54.8
   12/19/02           54.8
   12/20/02           54.8
   12/23/02           54.8
   12/24/02           54.8
   12/26/02           54.8
   12/27/02           54.8
   12/30/02           54.8
   12/31/02           54.8
     1/2/03           59.4
     1/3/03           59.4
     1/6/03           59.4
     1/7/03           59.4
     1/8/03           59.4
     1/9/03           59.4
    1/10/03           59.4
    1/13/03           59.4
    1/14/03           59.4
    1/15/03           59.4
    1/16/03           59.4
    1/17/03           59.4
    1/21/03           59.4
    1/22/03           59.4
    1/23/03           59.4
    1/24/03           59.4
    1/27/03           59.4
    1/28/03           59.4
    1/29/03           59.4
    1/30/03           59.4
    1/31/03           59.4

-    Prepayments may remain very fast.

[CHART]
                     Current Coupon Nominal Mortgage Spread

                      SPREAD TO WAL/
                       NOMINAL MTG.
      DATE               SPREAD
     3/2/98              106.6
     3/3/98              105.1
     3/4/98              105.5
     3/5/98              106.0
     3/6/98              104.6
     3/9/98              104.5
    3/10/98              104.3
    3/11/98              104.4
    3/12/98              106.0
    3/13/98              106.5
    3/16/98              108.0
    3/17/98              108.7
    3/18/98              110.3
    3/19/98              108.3
    3/20/98              107.9
    3/23/98              107.6
    3/24/98              106.5
    3/25/98              105.8
    3/26/98              106.3
    3/27/98              106.7
    3/30/98              106.6
    3/31/98              106.5
     4/1/98              106.8
     4/2/98              106.0
     4/3/98              108.7
     4/6/98              108.4
     4/7/98              108.9
     4/8/98              108.4
     4/9/98              108.4
    4/13/98              107.5
    4/14/98              107.0
    4/15/98              106.3
    4/16/98              104.5
    4/17/98              105.5
    4/20/98              103.9
    4/21/98              104.0
    4/22/98              104.0
    4/23/98              102.8
    4/24/98              103.5
    4/27/98              102.4
    4/28/98              102.0
    4/29/98              102.1
    4/30/98              102.7
     5/1/98              102.1
     5/4/98              102.1
     5/5/98              102.7
     5/6/98              103.2
     5/7/98              102.0
     5/8/98               99.2
    5/11/98               99.5
    5/12/98              101.9
    5/13/98              101.1
    5/14/98              102.5
    5/15/98              102.8
    5/18/98              103.7
    5/19/98              102.9
    5/20/98              102.7
    5/21/98              103.1
    5/22/98              104.8
    5/26/98              106.0
    5/27/98              107.3
    5/28/98              106.9
    5/29/98              106.1
     6/1/98              106.5
     6/2/98              106.1
     6/3/98              105.3
     6/4/98              104.9
     6/5/98              104.5
     6/8/98              104.5
     6/9/98              103.4
    6/10/98              105.2
    6/11/98              107.4
    6/12/98              109.2
    6/15/98              111.5
    6/16/98              110.1
    6/17/98              108.4
    6/18/98              108.6
    6/19/98              110.2
    6/22/98              109.8
    6/23/98              110.6
    6/24/98              111.1
    6/25/98              112.5
    6/26/98              112.5
    6/29/98              112.6
    6/30/98              111.9
     7/1/98              112.2
     7/2/98              110.3
     7/6/98              112.0
     7/7/98              112.9
     7/8/98              113.4
     7/9/98              112.7
    7/10/98              112.8
    7/13/98              112.0
    7/14/98              111.4
    7/15/98              111.3
    7/16/98              109.3
    7/17/98              108.4
    7/20/98              110.0
    7/21/98              111.6
    7/22/98              110.8
    7/23/98              110.2
    7/24/98              109.4
    7/27/98              109.7
    7/28/98              109.1
    7/29/98              110.1
    7/30/98              109.9
    7/31/98              109.9
     8/3/98              110.5
     8/4/98              111.1
     8/5/98              109.9
     8/6/98              111.0
     8/7/98              113.1
    8/10/98              112.7
    8/11/98              115.1
    8/12/98              115.4
    8/13/98              114.2
    8/14/98              115.7
    8/17/98              115.9
    8/18/98              114.9
    8/19/98              115.1
    8/20/98              117.5
    8/21/98              122.0
    8/24/98              127.9
    8/25/98              133.6
    8/26/98              134.1
    8/27/98              132.8
    8/28/98              132.7
    8/31/98              134.1
     9/1/98              133.3
     9/2/98              129.0
     9/3/98              131.7
     9/4/98              132.4
     9/8/98              130.1
     9/9/98              132.0
    9/10/98              141.5
    9/11/98              141.9
    9/14/98              144.7
    9/15/98              144.3
    9/16/98              145.6
    9/17/98              149.5
    9/18/98              155.5
    9/21/98              157.9
    9/22/98              161.8
    9/23/98              162.6
    9/24/98              157.6
    9/25/98              160.4
    9/28/98              159.7
    9/29/98              161.6
    9/30/98              167.2
    10/1/98              175.6
    10/2/98              175.8
    10/5/98              183.7
    10/6/98              183.7
    10/7/98              192.8
    10/8/98              204.1
    10/9/98              190.1
   10/13/98              186.8
   10/14/98              182.1
   10/15/98              183.2
   10/16/98              190.5
   10/19/98              193.1
   10/20/98              193.9
   10/21/98              191.9
   10/22/98              191.2
   10/23/98              187.1
   10/26/98              182.5
   10/27/98              183.3
   10/28/98              181.3
   10/29/98              182.1
   10/30/98              178.1
    11/2/98              175.9
    11/3/98              172.2
    11/4/98              168.1
    11/5/98              165.7
    11/6/98              162.9
    11/9/98              164.8
   11/10/98              165.0
   11/12/98              165.4
   11/13/98              164.7
   11/16/98              163.1
   11/17/98              161.3
   11/18/98              154.6
   11/19/98              151.3
   11/20/98              152.7
   11/23/98              156.0
   11/24/98              156.8
   11/25/98              158.3
   11/27/98              158.9
   11/30/98              161.9
    12/1/98              164.2
    12/2/98              170.1
    12/3/98              171.4
    12/4/98              172.8
    12/7/98              171.3
    12/8/98              171.6
    12/9/98              172.5
   12/10/98              172.9
   12/11/98              174.3
   12/14/98              177.7
   12/15/98              173.4
   12/16/98              174.5
   12/17/98              174.6
   12/18/98              173.7
   12/21/98              172.9
   12/22/98              171.2
   12/23/98              165.9
   12/24/98              165.0
   12/28/98              166.6
   12/29/98              164.0
   12/30/98              165.9
   12/31/98              163.9
     1/4/99              161.1
     1/5/99              156.0
     1/6/99            157.389
     1/7/99              155.9
     1/8/99              153.6
    1/11/99              152.5
    1/12/99              156.6
    1/13/99              160.0
    1/14/99              167.0
    1/15/99              163.0
    1/19/99              162.3
    1/20/99              159.8
    1/21/99              161.4
    1/22/99              164.5
    1/25/99              164.4
    1/26/99              161.5
    1/27/99              160.4
    1/28/99              161.1
    1/29/99              159.6
     2/1/99              155.8
     2/2/99              151.5
     2/3/99              150.5
     2/4/99              149.0
     2/5/99              145.5
     2/8/99              145.3
     2/9/99              146.9
    2/10/99              146.1
    2/11/99              147.0
    2/12/99              142.1
    2/16/99              141.6
    2/17/99              144.5
    2/18/99              141.8
    2/19/99              139.0
    2/22/99              141.1
    2/23/99              138.9
    2/24/99              138.5
    2/25/99              136.0
    2/26/99              136.9
     3/1/99              136.1
     3/2/99              138.5
     3/3/99              136.0
     3/4/99              137.0
     3/5/99              136.5
     3/8/99              137.2
     3/9/99              142.3
    3/10/99              140.3
    3/11/99              139.1
    3/12/99              139.7
    3/15/99              140.5
    3/16/99              141.7
    3/17/99              138.7
    3/18/99              140.2
    3/19/99              139.7
    3/22/99              139.1
    3/23/99              141.3
    3/24/99              141.1
    3/25/99              140.5
    3/26/99              141.3
    3/29/99              139.7
    3/30/99              141.3
    3/31/99              137.1
     4/1/99              136.1
     4/5/99              137.9
     4/6/99              140.4
     4/7/99              138.4
     4/8/99              142.7
     4/9/99              141.4
    4/12/99              140.8
    4/13/99              137.5
    4/14/99              137.9
    4/15/99              134.5
    4/16/99              132.5
    4/19/99              135.1
    4/20/99              134.8
    4/21/99              133.9
    4/22/99              131.0
    4/23/99              132.0
    4/26/99              132.9
    4/27/99              133.4
    4/28/99              131.2
    4/29/99              132.7
    4/30/99              126.6
     5/3/99              127.3
     5/4/99              126.2
     5/5/99              126.5
     5/6/99              122.2
     5/7/99              121.0
    5/10/99              121.6
    5/11/99              118.8
    5/12/99              120.9
    5/13/99              127.5
    5/14/99              124.1
    5/17/99              124.4
    5/18/99              123.9
    5/19/99              127.2
    5/20/99              129.5
    5/21/99              135.2
    5/24/99              135.8
    5/25/99              135.6
    5/26/99              132.8
    5/27/99              133.8
    5/28/99              134.7
     6/1/99              132.1
     6/2/99              132.8
     6/3/99              134.1
     6/4/99              134.2
     6/7/99              134.4
     6/8/99              132.5
     6/9/99              132.5
    6/10/99              133.0
    6/11/99              132.4
    6/14/99              138.3
    6/15/99              139.9
    6/16/99              138.8
    6/17/99              136.0
    6/18/99              133.7
    6/21/99              132.5
    6/22/99              134.5
    6/23/99              136.4
    6/24/99              137.1
    6/25/99              137.6
    6/28/99              139.8
    6/29/99              140.3
    6/30/99              138.1
     7/1/99              138.6
     7/2/99              138.2
     7/6/99              136.1
     7/7/99              137.2
     7/8/99              141.2
     7/9/99              139.9
    7/12/99              145.1
    7/13/99              145.2
    7/14/99              144.1
    7/15/99              144.8
    7/16/99              149.7
    7/19/99              149.6
    7/20/99              151.2
    7/21/99              151.7
    7/22/99              154.2
    7/23/99              160.1
    7/26/99              162.7
    7/27/99              161.5
    7/28/99              157.1
    7/29/99              157.8
    7/30/99              158.6
     8/2/99              163.3
     8/3/99              167.3
     8/4/99              168.7
     8/5/99              174.0
     8/6/99              171.2
     8/9/99              170.3
    8/10/99              173.3
    8/11/99              171.9
    8/12/99              170.1
    8/13/99              164.3
    8/16/99              158.6
    8/17/99              153.1
    8/18/99              156.1
    8/19/99              157.0
    8/20/99              161.7
    8/23/99              159.8
    8/24/99              156.9
    8/25/99              153.1
    8/26/99              155.0
    8/27/99              161.4
    8/30/99              166.5
    8/31/99              167.3
     9/1/99              167.3
     9/2/99              166.4
     9/3/99              164.5
     9/7/99              163.1
     9/8/99              160.2
     9/9/99              156.2
    9/10/99              156.0
    9/13/99              153.5
    9/14/99              153.1
    9/15/99              146.8
    9/16/99              147.2
    9/17/99              149.2
    9/20/99              150.7
    9/21/99              153.0
    9/22/99              149.5
    9/23/99              149.6
    9/24/99              151.9
    9/27/99              151.3
    9/28/99              151.6
    9/29/99              151.0
    9/30/99              151.3
    10/1/99              149.6
    10/4/99              150.0
    10/5/99              148.2
    10/6/99              148.4
    10/7/99              144.5
    10/8/99              143.3
   10/12/99              142.5
   10/13/99              142.0
   10/14/99              145.1
   10/15/99              151.6
   10/18/99              149.0
   10/19/99              145.6
   10/20/99              146.1
   10/21/99              147.4
   10/22/99              147.3
   10/25/99              148.0
   10/26/99              147.1
   10/27/99              147.0
   10/28/99              144.0
   10/29/99              141.8
    11/1/99              140.6
    11/2/99              142.2
    11/3/99              141.0
    11/4/99              140.8
    11/5/99              140.1
    11/8/99              138.7
    11/9/99              138.4
   11/10/99              140.6
   11/12/99              139.6
   11/15/99              142.8
   11/16/99              142.1
   11/17/99              138.0
   11/18/99              137.5
   11/19/99              137.7
   11/22/99              137.9
   11/23/99              137.7
   11/24/99              138.8
   11/26/99              138.7
   11/29/99              139.5
   11/30/99              138.4
    12/1/99              139.7
    12/2/99              139.0
    12/3/99              137.5
    12/6/99              138.2
    12/7/99              138.9
    12/8/99              138.0
    12/9/99              137.1
   12/10/99              137.6
   12/13/99              139.6
   12/14/99              139.4
   12/15/99              137.8
   12/16/99              137.6
   12/17/99              138.9
   12/20/99              139.2
   12/21/99              138.8
   12/22/99              137.8
   12/23/99              132.8
   12/27/99              134.6
   12/28/99              132.0
   12/29/99              132.1
   12/30/99              133.9
   12/31/99              131.5
     1/3/00              128.9
     1/4/00              131.4
     1/5/00              128.1
     1/6/00              129.2
     1/7/00              128.6
    1/10/00              126.5
    1/11/00              125.8
    1/12/00              125.4
    1/13/00              125.0
    1/14/00              124.1
    1/18/00              126.1
    1/19/00              125.4
    1/20/00              123.4
    1/21/00              122.2
    1/24/00              123.5
    1/25/00              122.4
    1/26/00              120.4
    1/27/00              122.1
    1/28/00              131.4
    1/31/00              138.2
     2/1/00              136.1
     2/2/00              139.5
     2/3/00              150.0
     2/4/00              148.1
     2/7/00              139.9
     2/8/00              137.7
     2/9/00              135.2
    2/10/00              139.7
    2/11/00              139.3
    2/14/00              141.5
    2/15/00              143.5
    2/16/00              148.0
    2/17/00              148.3
    2/18/00              152.7
    2/22/00              154.2
    2/23/00              149.9
    2/24/00              152.9
    2/25/00              151.1
    2/28/00              151.1
    2/29/00              149.8
     3/1/00              147.5
     3/2/00              144.9
     3/3/00              141.8
     3/6/00              141.8
     3/7/00              144.7
     3/8/00              146.3
     3/9/00              149.3
    3/10/00              150.5
    3/13/00              153.6
    3/14/00              159.6
    3/15/00              157.6
    3/16/00              160.0
    3/17/00              158.9
    3/20/00              160.4
    3/21/00              163.9
    3/22/00              171.0
    3/23/00              170.0
    3/24/00              166.8
    3/27/00              169.7
    3/28/00              176.0
    3/29/00              179.2
    3/30/00              182.6
    3/31/00              179.9
     4/3/00              179.9
     4/4/00              179.5
     4/5/00              178.4
     4/6/00              180.5
     4/7/00              187.7
    4/10/00              189.9
    4/11/00              186.3
    4/12/00              180.9
    4/13/00              178.3
    4/14/00              179.9
    4/17/00              172.3
    4/18/00              170.1
    4/19/00              172.8
    4/20/00              171.9
    4/24/00              171.9
    4/25/00              168.2
    4/26/00              170.2
    4/27/00              166.9
    4/28/00              170.1
     5/1/00              169.3
     5/2/00              167.6
     5/3/00              171.5
     5/4/00              173.9
     5/5/00              178.4
     5/8/00              174.9
     5/9/00              174.6
    5/10/00              179.7
    5/11/00              183.4
    5/12/00              183.2
    5/15/00              186.2
    5/16/00              183.0
    5/17/00              178.9
    5/18/00              174.5
    5/19/00              178.5
    5/22/00              180.0
    5/23/00              180.0
    5/24/00              177.4
    5/25/00              178.8
    5/26/00              179.0
    5/30/00              181.3
    5/31/00              182.1
     6/1/00              179.5
     6/2/00              174.9
     6/5/00              170.6
     6/6/00              169.4
     6/7/00              174.0
     6/8/00              178.8
     6/9/00              178.7
    6/12/00              178.6
    6/13/00              172.9
    6/14/00              174.1
    6/15/00              173.4
    6/16/00              172.4
    6/19/00              174.5
    6/20/00              175.8
    6/21/00              177.0
    6/22/00              180.0
    6/23/00              177.8
    6/26/00              179.9
    6/27/00              179.6
    6/28/00              178.6
    6/29/00              179.8
    6/30/00              176.8
     7/3/00              179.3
     7/5/00              175.1
     7/6/00              175.5
     7/7/00              174.7
    7/10/00              173.9
    7/11/00              172.8
    7/12/00              171.4
    7/13/00              172.0
    7/14/00              173.0
    7/17/00              175.7
    7/18/00              178.1
    7/19/00              179.4
    7/20/00              177.2
    7/21/00              177.6
    7/24/00              178.8
    7/25/00              177.1
    7/26/00              178.5
    7/27/00              178.9
    7/28/00              181.5
    7/31/00              178.4
     8/1/00              179.3
     8/2/00              178.8
     8/3/00              178.5
     8/4/00              177.3
     8/7/00              174.8
     8/8/00              172.1
     8/9/00              171.9
    8/10/00              177.7
    8/11/00              180.5
    8/14/00              181.4
    8/15/00              180.7
    8/16/00              181.0
    8/17/00              180.6
    8/18/00              182.5
    8/21/00              184.9
    8/22/00              182.6
    8/23/00              183.0
    8/24/00              182.7
    8/25/00              185.2
    8/28/00              183.9
    8/29/00              184.5
    8/30/00              185.7
    8/31/00              187.5
     9/1/00              186.8
     9/5/00              183.2
     9/6/00              185.8
     9/7/00              186.7
     9/8/00              189.9
    9/11/00              188.2
    9/12/00              186.0
    9/13/00              183.4
    9/14/00              182.5
    9/15/00              179.7
    9/18/00              175.2
    9/19/00              178.9
    9/20/00              176.4
    9/21/00              173.0
    9/22/00              172.7
    9/25/00              174.0
    9/26/00              175.4
    9/27/00              174.4
    9/28/00              172.8
    9/29/00              169.2
    10/2/00              170.7
    10/3/00              168.9
    10/4/00              170.4
    10/5/00              172.8
    10/6/00              175.9
   10/10/00              177.7
   10/11/00              175.2
   10/12/00              177.8
   10/13/00              178.6
   10/16/00              177.5
   10/17/00              179.8
   10/18/00              180.1
   10/19/00              174.0
   10/20/00              171.3
   10/23/00              171.4
   10/24/00              170.6
   10/25/00              169.7
   10/26/00              173.6
   10/27/00              173.1
   10/30/00              174.0
   10/31/00              170.7
    11/1/00              168.3
    11/2/00              166.8
    11/3/00              166.1
    11/6/00              166.1
    11/7/00              165.0
    11/8/00              169.0
    11/9/00              170.4
   11/10/00              170.9
   11/13/00              170.9
   11/14/00              169.7
   11/15/00              170.5
   11/16/00              170.8
   11/17/00              172.1
   11/20/00              174.6
   11/21/00              175.1
   11/22/00              177.6
   11/24/00              175.6
   11/27/00              174.3
   11/28/00              175.1
   11/29/00              177.5
   11/30/00              179.7
    12/1/00              178.7
    12/4/00              178.2
    12/5/00              176.3
    12/6/00              173.1
    12/7/00              174.1
    12/8/00              175.1
   12/11/00              174.9
   12/12/00              175.9
   12/13/00              174.4
   12/14/00              173.3
   12/15/00              176.5
   12/18/00              179.0
   12/19/00              179.7
   12/20/00              178.3
   12/21/00              181.9
   12/22/00              184.0
   12/26/00              185.9
   12/27/00              186.6
   12/28/00              184.2
   12/29/00              183.4
     1/2/01              181.5
     1/3/01              174.4
     1/4/01              170.8
     1/5/01              169.4
     1/8/01              175.4
     1/9/01              176.5
    1/10/01              174.6
    1/11/01              173.3
    1/12/01              175.3
    1/16/01              175.9
    1/17/01              176.4
    1/18/01              177.3
    1/19/01              176.3
    1/22/01              179.2
    1/23/01              176.5
    1/24/01              176.2
    1/25/01              171.5
    1/26/01              169.9
    1/29/01              168.3
    1/30/01              168.0
    1/31/01              161.4
     2/1/01              161.8
     2/2/01              163.7
     2/5/01              166.2
     2/6/01              162.7
     2/7/01              161.8
     2/8/01              168.4
     2/9/01              171.0
    2/12/01              169.9
    2/13/01              173.0
    2/14/01              173.4
    2/15/01              171.9
    2/16/01              172.3
    2/20/01              173.4
    2/21/01              174.5
    2/22/01              175.7
    2/23/01              178.3
    2/26/01              180.2
    2/27/01              174.8
    2/28/01              176.2
     3/1/01              178.9
     3/2/01              181.1
     3/5/01              182.8
     3/6/01              179.6
     3/7/01              177.1
     3/8/01              175.9
     3/9/01              181.1
    3/12/01              182.1
    3/13/01              181.6
    3/14/01              184.6
    3/15/01              186.8
    3/16/01              184.6
    3/19/01              186.9
    3/20/01              184.9
    3/21/01              185.1
    3/22/01              186.6
    3/23/01              188.6
    3/26/01              187.8
    3/27/01              187.9
    3/28/01              185.6
    3/29/01              187.7
    3/30/01              186.9
     4/2/01              185.1
     4/3/01              185.1
     4/4/01              186.8
     4/5/01              186.4
     4/6/01              190.5
     4/9/01              187.1
    4/10/01              184.6
    4/11/01              180.8
    4/12/01              178.3
    4/16/01              176.5
    4/17/01              178.7
    4/18/01              174.0
    4/19/01              170.7
    4/20/01              172.4
    4/23/01              175.3
    4/24/01              176.3
    4/25/01              173.4
    4/26/01              175.8
    4/27/01              171.5
    4/30/01              170.9
     5/1/01              169.5
     5/2/01              166.9
     5/3/01              167.2
     5/4/01              168.8
     5/7/01              170.1
     5/8/01              171.3
     5/9/01              174.4
    5/10/01              171.5
    5/11/01              171.3
    5/14/01              169.7
    5/15/01              170.1
    5/16/01              169.4
    5/17/01              166.4
    5/18/01              165.8
    5/21/01              166.2
    5/22/01              167.6
    5/23/01              170.2
    5/24/01              170.9
    5/25/01              172.6
    5/29/01              173.8
    5/30/01              174.2
    5/31/01              169.6
     6/1/01              169.2
     6/4/01              169.2
     6/5/01              171.2
     6/6/01              172.3
     6/7/01              173.6
     6/8/01              174.1
    6/11/01              173.8
    6/12/01              172.4
    6/13/01              173.4
    6/14/01              177.9
    6/15/01              184.5
    6/18/01              187.5
    6/19/01              185.1
    6/20/01              185.0
    6/21/01              185.7
    6/22/01              187.9
    6/25/01              186.0
    6/26/01              174.5
    6/27/01              171.2
    6/28/01              171.1
    6/29/01              172.2
     7/2/01              172.8
     7/3/01              172.4
     7/5/01              170.2
     7/6/01              172.2
     7/9/01              171.4
    7/10/01              171.8
    7/11/01              171.7
    7/12/01              173.4
    7/13/01              174.4
    7/16/01              176.1
    7/17/01              173.4
    7/18/01              174.0
    7/19/01              173.6
    7/20/01              174.0
    7/23/01              173.9
    7/24/01              174.3
    7/25/01              175.4
    7/26/01              174.0
    7/27/01              174.5
    7/30/01              177.2
    7/31/01              177.0
     8/1/01              175.7
     8/2/01              175.2
     8/3/01              174.3
     8/6/01              173.3
     8/7/01              171.6
     8/8/01              172.6
     8/9/01              174.6
    8/10/01              175.3
    8/13/01              176.6
    8/14/01              175.9
    8/15/01              175.3
    8/16/01              178.9
    8/17/01              184.3
    8/20/01              184.9
    8/21/01              185.2
    8/22/01              181.8
    8/23/01              180.9
    8/24/01              180.0
    8/27/01              179.8
    8/28/01              180.7
    8/29/01              180.3
    8/30/01              181.7
    8/31/01              181.7
     9/4/01              174.7
     9/5/01              174.9
     9/6/01              178.2
     9/7/01              183.0
    9/10/01              185.9
    9/11/01              186.0
    9/12/01              206.9
    9/13/01              217.1
    9/14/01              227.6
    9/17/01              224.4
    9/18/01              223.2
    9/19/01              237.5
    9/20/01              233.2
    9/21/01              233.5
    9/24/01              228.8
    9/25/01              230.9
    9/26/01              237.6
    9/27/01              240.4
    9/28/01              233.7
    10/1/01              234.8
    10/2/01              245.0
    10/3/01              247.0
    10/4/01              248.0
    10/5/01              252.0
    10/9/01              245.0
   10/10/01              244.0
   10/11/01              232.0
   10/12/01              237.0
   10/15/01              245.0
   10/16/01              249.0
   10/17/01              247.0
   10/18/01              250.0
   10/22/01              246.0
   10/23/01              244.0
   10/24/01              252.0
   10/25/01              259.0
   10/26/01              260.0
   10/29/01              265.0
   10/30/01              272.0
   10/31/01              263.0
    11/1/01              264.0
    11/2/01              275.0
    11/5/01              225.2
    11/6/01              230.5
    11/7/01              238.0
    11/8/01              223.7
    11/9/01              225.8
   11/13/01              206.2
   11/14/01              194.6
   11/15/01              199.0
   11/16/01              189.4
   11/19/01              194.5
   11/20/01              189.4
   11/21/01              185.8
   11/23/01              181.8
   11/26/01              182.6
   11/27/01              185.8
   11/28/01              188.9
   11/29/01              197.9
   11/30/01              196.5
    12/3/01              197.1
    12/4/01              196.5
    12/5/01              188.7
    12/6/01              183.9
    12/7/01              182.4
   12/10/01              184.8
   12/11/01              200.3
   12/12/01              198.5
   12/13/01              192.6
   12/14/01              193.6
   12/17/01              199.6
   12/18/01              194.8
   12/19/01              193.0
   12/20/01              194.5
   12/21/01              194.0
   12/24/01              194.8
   12/26/01              195.8
   12/27/01              195.6
   12/28/01              194.6
   12/31/01              189.7
     1/2/02              187.2
     1/3/02              184.9
     1/4/02              181.7
     1/7/02              181.7
     1/8/02              179.6
     1/9/02              177.8
    1/10/02              193.7
    1/11/02              199.3
    1/14/02              194.3
    1/15/02              196.4
    1/16/02              195.9
    1/17/02              191.9
    1/18/02              193.9
    1/22/02              191.3
    1/23/02              184.3
    1/24/02              180.5
    1/25/02              175.5
    1/28/02              168.7
    1/29/02              174.7
    1/30/02              172.9
    1/31/02              156.8
     2/1/02              158.7
     2/4/02              164.4
     2/5/02              164.2
     2/6/02              164.2
     2/7/02              164.5
     2/8/02              178.9
    2/11/02              174.8
    2/12/02              170.9
    2/13/02              166.8
    2/14/02              167.4
    2/15/02              169.2
    2/19/02              168.5
    2/20/02              166.6
    2/21/02              165.7
    2/22/02              166.7
    2/25/02              167.1
    2/26/02              163.8
    2/27/02              162.0
    2/28/02              157.7
     3/1/02              154.9
     3/4/02              156.1
     3/5/02              154.1
     3/6/02              154.4
     3/7/02              150.3
     3/8/02              165.9
    3/11/02              166.4
    3/12/02              165.2
    3/13/02              164.8
    3/14/02              163.7
    3/15/02              166.4
    3/18/02              163.3
    3/19/02              161.4
    3/20/02              159.1
    3/21/02              160.2
    3/22/02              158.3
    3/25/02              157.5
    3/26/02              157.4
    3/27/02              156.0
    3/28/02              147.0
     4/1/02              148.4
     4/2/02              148.2
     4/3/02              145.7
     4/4/02              145.4
     4/5/02              144.3
     4/8/02              157.8
     4/9/02              156.7
    4/10/02              154.9
    4/11/02              155.7
    4/12/02              155.2
    4/15/02              155.0
    4/16/02              152.4
    4/17/02              148.9
    4/18/02              149.2
    4/19/02              149.8
    4/22/02              148.3
    4/23/02              146.1
    4/24/02              145.7
    4/25/02              147.0
    4/26/02              148.6
    4/29/02              145.3
    4/30/02              143.4
     5/1/02              144.9
     5/2/02              144.3
     5/3/02              144.8
     5/6/02              142.8
     5/7/02              142.8
     5/8/02              146.8
     5/9/02              147.3
    5/10/02              146.0
    5/13/02              144.0
    5/14/02              142.4
    5/15/02              141.7
    5/16/02              139.8
    5/17/02              137.6
    5/20/02              137.8
    5/21/02              138.6
    5/22/02              141.3
    5/23/02              140.3
    5/24/02              139.9
    5/28/02              138.7
    5/29/02              139.2
    5/30/02              141.0
    5/31/02              140.2
     6/3/02              141.6
     6/4/02              143.7
     6/5/02              143.3
     6/6/02              145.0
     6/7/02              143.4
    6/10/02              156.4
    6/11/02              156.7
    6/12/02              156.0
    6/13/02              156.6
    6/14/02              162.0
    6/17/02              158.1
    6/18/02              158.0
    6/19/02              161.9
    6/20/02              158.0
    6/21/02              160.7
    6/24/02              156.1
    6/25/02              156.3
    6/26/02              163.6
    6/27/02              160.5
    6/28/02              159.1
    6/30/02              159.1
     7/1/02              156.6
     7/2/02              159.1
     7/3/02              159.1
     7/5/02              154.1
     7/8/02              155.3
     7/9/02              156.2
    7/10/02              170.9
    7/11/02              173.3
    7/12/02              175.3
    7/15/02              174.5
    7/16/02              169.9
    7/17/02              172.8
    7/18/02              173.8
    7/19/02              176.7
    7/22/02              184.2
    7/23/02              188.9
    7/24/02              192.3
    7/25/02              194.8
    7/26/02              200.7
    7/29/02              209.6
    7/30/02              198.9
    7/31/02              192.9
     8/1/02              185.3
     8/2/02              186.7
     8/5/02              212.6
     8/6/02              201.6
     8/7/02              207.1
     8/8/02              195.4
     8/9/02              215.3
    8/12/02              214.2
    8/13/02              217.0
    8/14/02              212.0
    8/15/02              207.6
    8/16/02              202.5
    8/19/02              202.3
    8/20/02              208.0
    8/21/02              205.0
    8/22/02              200.0
    8/23/02              201.0
    8/26/02              203.0
    8/27/02              196.5
    8/28/02              199.0
    8/29/02              204.0
    8/30/02              206.0
     9/3/02              224.0
     9/4/02              225.0
     9/5/02              232.0
     9/6/02              217.0
     9/9/02              214.0
    9/10/02              218.0
    9/11/02              217.0
    9/12/02              225.0
    9/13/02              230.0
    9/16/02              232.0
    9/17/02              232.0
    9/18/02              234.0
    9/19/02              241.0
    9/20/02              242.0
    9/23/02              250.0
    9/24/02              253.0
    9/25/02              245.0
    9/26/02              244.0
    9/27/02              253.0
    9/30/02              268.0
    10/1/02              248.0
    10/2/02              248.0
    10/3/02              219.9
    10/4/02              218.5
    10/7/02              221.1
    10/8/02              218.9
    10/9/02              239.3
   10/10/02              234.3
   10/11/02              225.5
   10/14/02              225.5
   10/15/02              212.5
   10/16/02              213.3
   10/17/02              212.5
   10/18/02              213.5
   10/21/02              207.8
   10/22/02              206.3
   10/23/02              206.0
   10/24/02              206.7
   10/25/02              205.6
   10/28/02              203.0
   10/29/02              211.5
   10/30/02              208.4
   10/31/02              211.6
    11/1/02              207.4
    11/4/02              202.5
    11/5/02              198.8
    11/6/02              193.5
    11/7/02              191.1
    11/8/02              207.7
   11/12/02              208.9
   11/13/02              208.1
   11/14/02              200.2
   11/15/02              198.3
   11/18/02              196.2
   11/19/02              196.2
   11/20/02              190.2
   11/21/02              187.3
   11/22/02              183.6
   11/25/02              182.8
   11/26/02              186.7
   11/27/02              178.5
   11/29/02              178.1
    12/2/02              177.7
    12/3/02              175.7
    12/4/02              176.9
    12/5/02              178.3
    12/6/02              179.2
    12/9/02              191.6
   12/10/02              191.2
   12/11/02              193.8
   12/12/02              192.1
   12/13/02              190.3
   12/16/02              187.2
   12/17/02              189.0
   12/18/02              192.3
   12/19/02              193.5
   12/20/02              192.7
   12/23/02              192.7
   12/24/02              194.6
   12/26/02              193.0
   12/27/02              203.0
   12/30/02              206.0
   12/31/02              203.0
     1/2/03              190.5
     1/3/03              186.9
     1/6/03              182.6
     1/7/03              179.0
     1/8/03              183.0
     1/9/03              187.5
    1/10/03              186.8
    1/13/03              190.9
    1/14/03              191.3
    1/15/03              189.6
    1/16/03              190.8
    1/17/03              191.9
    1/21/03              195.6
    1/22/03              198.0
    1/23/03              196.1
    1/24/03              199.0
    1/27/03              198.8
    1/28/03              197.2
    1/29/03              193.2
    1/30/03              192.2
    1/31/03              190.9

- Mortgage spreads moved wider on supply and prepayment concerns but have now started to tighten

[CHART]

                    5 X 10 Swaption Vol. (March 98 Present)

        DATE        5X10VOL         STANDARD DEVIATION 5X10VOL
        3/2/98       13.00      14.70           15.78         13.62
        3/3/98       13.00      14.70           15.78         13.62
        3/4/98       12.80      14.70           15.78         13.62
        3/5/98       12.80      14.70           15.78         13.62
        3/6/98       12.70      14.70           15.78         13.62
        3/9/98       12.70      14.70           15.78         13.62
       3/10/98       12.60      14.70           15.78         13.62
       3/11/98       12.70      14.70           15.78         13.62
       3/12/98       12.90      14.70           15.78         13.62
       3/13/98       12.80      14.70           15.78         13.62
       3/16/98       12.80      14.70           15.78         13.62
       3/17/98       12.70      14.70           15.78         13.62
       3/18/98       12.70      14.70           15.78         13.62
       3/19/98       12.60      14.70           15.78         13.62
       3/20/98       12.70      14.70           15.78         13.62
       3/23/98       12.60      14.70           15.78         13.62
       3/24/98       12.60      14.70           15.78         13.62
       3/25/98       12.70      14.70           15.78         13.62
       3/26/98       12.70      14.70           15.78         13.62
       3/27/98       12.70      14.70           15.78         13.62
       3/30/98       12.70      14.70           15.78         13.62
       3/31/98       12.70      14.70           15.78         13.62
        4/1/98       12.80      14.70           15.78         13.62
        4/2/98       12.80      14.70           15.78         13.62
        4/3/98       12.80      14.70           15.78         13.62
        4/6/98       12.90      14.70           15.78         13.62
        4/7/98       12.80      14.70           15.78         13.62
        4/8/98       12.80      14.70           15.78         13.62
        4/9/98       12.80      14.70           15.78         13.62
       4/13/98       12.70      14.70           15.78         13.62
       4/14/98       12.70      14.70           15.78         13.62
       4/15/98       12.80      14.70           15.78         13.62
       4/16/98       12.80      14.70           15.78         13.62
       4/17/98       12.60      14.70           15.78         13.62
       4/20/98       12.50      14.70           15.78         13.62
       4/21/98       12.40      14.70           15.78         13.62
       4/22/98       12.30      14.70           15.78         13.62
       4/23/98       12.30      14.70           15.78         13.62
       4/24/98       12.30      14.70           15.78         13.62
       4/27/98       12.60      14.70           15.78         13.62
       4/28/98       12.40      14.70           15.78         13.62
       4/29/98       12.40      14.70           15.78         13.62
       4/30/98       12.40      14.70           15.78         13.62
        5/1/98       12.40      14.70           15.78         13.62
        5/4/98       12.40      14.70           15.78         13.62
        5/5/98       12.40      14.70           15.78         13.62
        5/6/98       12.30      14.70           15.78         13.62
        5/7/98       12.30      14.70           15.78         13.62
        5/8/98       12.30      14.70           15.78         13.62
       5/11/98       12.10      14.70           15.78         13.62
       5/12/98       12.10      14.70           15.78         13.62
       5/13/98       12.10      14.70           15.78         13.62
       5/14/98       12.10      14.70           15.78         13.62
       5/15/98       12.10      14.70           15.78         13.62
       5/18/98       12.00      14.70           15.78         13.62
       5/19/98       12.00      14.70           15.78         13.62
       5/20/98       12.00      14.70           15.78         13.62
       5/21/98       12.00      14.70           15.78         13.62
       5/22/98       12.00      14.70           15.78         13.62
       5/26/98       12.00      14.70           15.78         13.62
       5/27/98       11.90      14.70           15.78         13.62
       5/28/98       11.90      14.70           15.78         13.62
       5/29/98       11.90      14.70           15.78         13.62
        6/1/98       11.90      14.70           15.78         13.62
        6/2/98       11.90      14.70           15.78         13.62
        6/3/98       11.90      14.70           15.78         13.62
        6/4/98       12.00      14.70           15.78         13.62
        6/5/98       12.00      14.70           15.78         13.62
        6/8/98       12.00      14.70           15.78         13.62
        6/9/98       12.00      14.70           15.78         13.62
       6/10/98       12.00      14.70           15.78         13.62
       6/11/98       12.00      14.70           15.78         13.62
       6/12/98       12.00      14.70           15.78         13.62
       6/15/98       12.60      14.70           15.78         13.62
       6/16/98       12.50      14.70           15.78         13.62
       6/17/98       12.50      14.70           15.78         13.62
       6/18/98       12.50      14.70           15.78         13.62
       6/19/98       12.30      14.70           15.78         13.62
       6/22/98       12.40      14.70           15.78         13.62
       6/23/98       12.30      14.70           15.78         13.62
       6/24/98       12.40      14.70           15.78         13.62
       6/25/98       12.40      14.70           15.78         13.62
       6/26/98       12.10      14.70           15.78         13.62
       6/29/98       12.10      14.70           15.78         13.62
       6/30/98       12.10      14.70           15.78         13.62
        7/1/98       12.10      14.70           15.78         13.62
        7/2/98       12.10      14.70           15.78         13.62
        7/6/98       12.10      14.70           15.78         13.62
        7/7/98       12.30      14.70           15.78         13.62
        7/8/98       12.40      14.70           15.78         13.62
        7/9/98       12.40      14.70           15.78         13.62
       7/10/98       12.50      14.70           15.78         13.62
       7/13/98       12.40      14.70           15.78         13.62
       7/14/98       12.40      14.70           15.78         13.62
       7/15/98       12.10      14.70           15.78         13.62
       7/16/98       12.10      14.70           15.78         13.62
       7/17/98       12.10      14.70           15.78         13.62
       7/20/98       12.10      14.70           15.78         13.62
       7/21/98       12.10      14.70           15.78         13.62
       7/22/98       12.00      14.70           15.78         13.62
       7/23/98       12.00      14.70           15.78         13.62
       7/24/98       11.90      14.70           15.78         13.62
       7/27/98       11.90      14.70           15.78         13.62
       7/28/98       11.80      14.70           15.78         13.62
       7/29/98       11.80      14.70           15.78         13.62
       7/30/98       11.80      14.70           15.78         13.62
       7/31/98       11.80      14.70           15.78         13.62
        8/3/98       11.80      14.70           15.78         13.62
        8/4/98       11.80      14.70           15.78         13.62
        8/5/98       11.60      14.70           15.78         13.62
        8/6/98       11.60      14.70           15.78         13.62
        8/7/98       11.70      14.70           15.78         13.62
       8/10/98       11.70      14.70           15.78         13.62
       8/11/98       12.20      14.70           15.78         13.62
       8/12/98       11.90      14.70           15.78         13.62
       8/13/98       11.90      14.70           15.78         13.62
       8/14/98       11.90      14.70           15.78         13.62
       8/17/98       11.90      14.70           15.78         13.62
       8/18/98       11.90      14.70           15.78         13.62
       8/19/98       11.90      14.70           15.78         13.62
       8/20/98       11.80      14.70           15.78         13.62
       8/21/98       11.80      14.70           15.78         13.62
       8/24/98       11.80      14.70           15.78         13.62
       8/25/98       12.10      14.70           15.78         13.62
       8/26/98       12.10      14.70           15.78         13.62
       8/27/98       12.40      14.70           15.78         13.62
       8/28/98       12.40      14.70           15.78         13.62
       8/31/98       12.30      14.70           15.78         13.62
        9/1/98       12.30      14.70           15.78         13.62
        9/2/98       12.10      14.70           15.78         13.62
        9/3/98       12.10      14.70           15.78         13.62
        9/4/98       11.90      14.70           15.78         13.62
        9/8/98       11.80      14.70           15.78         13.62
        9/9/98       11.80      14.70           15.78         13.62
       9/10/98       11.80      14.70           15.78         13.62
       9/11/98       12.40      14.70           15.78         13.62
       9/14/98       12.70      14.70           15.78         13.62
       9/15/98       12.20      14.70           15.78         13.62
       9/16/98       11.70      14.70           15.78         13.62
       9/17/98       11.70      14.70           15.78         13.62
       9/18/98       11.60      14.70           15.78         13.62
       9/21/98       11.70      14.70           15.78         13.62
       9/22/98       11.70      14.70           15.78         13.62
       9/23/98       11.70      14.70           15.78         13.62
       9/24/98       11.90      14.70           15.78         13.62
       9/25/98       12.10      14.70           15.78         13.62
       9/28/98       12.10      14.70           15.78         13.62
       9/29/98       12.10      14.70           15.78         13.62
       9/30/98       12.10      14.70           15.78         13.62
       10/1/98       12.50      14.70           15.78         13.62
       10/2/98       13.00      14.70           15.78         13.62
       10/5/98       13.10      14.70           15.78         13.62
       10/6/98       13.10      14.70           15.78         13.62
       10/7/98       13.00      14.70           15.78         13.62
       10/8/98       13.00      14.70           15.78         13.62
       10/9/98       13.20      14.70           15.78         13.62
      10/13/98       13.10      14.70           15.78         13.62
      10/14/98       13.10      14.70           15.78         13.62
      10/15/98       12.80      14.70           15.78         13.62
      10/16/98       12.30      14.70           15.78         13.62
      10/19/98       12.00      14.70           15.78         13.62
      10/20/98       12.00      14.70           15.78         13.62
      10/21/98       11.60      14.70           15.78         13.62
      10/22/98       12.10      14.70           15.78         13.62
      10/23/98       12.10      14.70           15.78         13.62
      10/26/98       12.30      14.70           15.78         13.62
      10/27/98       12.70      14.70           15.78         13.62
      10/28/98       12.70      14.70           15.78         13.62
      10/29/98       12.60      14.70           15.78         13.62
      10/30/98       12.60      14.70           15.78         13.62
       11/2/98       12.60      14.70           15.78         13.62
       11/3/98       13.20      14.70           15.78         13.62
       11/4/98       13.30      14.70           15.78         13.62
       11/5/98       13.30      14.70           15.78         13.62
       11/6/98       13.80      14.70           15.78         13.62
       11/9/98       13.80      14.70           15.78         13.62
      11/10/98       14.10      14.70           15.78         13.62
      11/12/98       14.10      14.70           15.78         13.62
      11/13/98       14.50      14.70           15.78         13.62
      11/16/98       14.20      14.70           15.78         13.62
      11/17/98       14.20      14.70           15.78         13.62
      11/18/98       14.10      14.70           15.78         13.62
      11/19/98       14.10      14.70           15.78         13.62
      11/20/98       13.70      14.70           15.78         13.62
      11/23/98       13.60      14.70           15.78         13.62
      11/24/98       13.60      14.70           15.78         13.62
      11/25/98       13.50      14.70           15.78         13.62
      11/27/98       13.50      14.70           15.78         13.62
      11/30/98       13.70      14.70           15.78         13.62
       12/1/98       13.70      14.70           15.78         13.62
       12/2/98       14.20      14.70           15.78         13.62
       12/3/98       14.70      14.70           15.78         13.62
       12/4/98       14.60      14.70           15.78         13.62
       12/7/98       14.70      14.70           15.78         13.62
       12/8/98       14.70      14.70           15.78         13.62
       12/9/98       15.30      14.70           15.78         13.62
      12/10/98       15.80      14.70           15.78         13.62
      12/11/98       15.80      14.70           15.78         13.62
      12/14/98       16.00      14.70           15.78         13.62
      12/15/98       16.00      14.70           15.78         13.62
      12/16/98       15.90      14.70           15.78         13.62
      12/17/98       15.90      14.70           15.78         13.62
      12/18/98       15.40      14.70           15.78         13.62
      12/21/98       15.20      14.70           15.78         13.62
      12/22/98       15.20      14.70           15.78         13.62
      12/23/98       15.20      14.70           15.78         13.62
      12/24/98       15.20      14.70           15.78         13.62
      12/28/98       15.00      14.70           15.78         13.62
      12/29/98       15.00      14.70           15.78         13.62
      12/30/98       15.00      14.70           15.78         13.62
      12/31/98       15.10      14.70           15.78         13.62
        1/4/99       15.10      14.70           15.78         13.62
        1/5/99       15.40      14.70           15.78         13.62
        1/6/99       15.40      14.70           15.78         13.62
        1/7/99       15.40      14.70           15.78         13.62
        1/8/99       15.40      14.70           15.78         13.62
       1/11/99       15.10      14.70           15.78         13.62
       1/12/99       15.10      14.70           15.78         13.62
       1/13/99       15.70      14.70           15.78         13.62
       1/14/99       15.30      14.70           15.78         13.62
       1/15/99       15.50      14.70           15.78         13.62
       1/19/99       15.40      14.70           15.78         13.62
       1/20/99       15.40      14.70           15.78         13.62
       1/21/99       15.20      14.70           15.78         13.62
       1/22/99       15.30      14.70           15.78         13.62
       1/25/99       15.30      14.70           15.78         13.62
       1/26/99       15.30      14.70           15.78         13.62
       1/27/99       15.20      14.70           15.78         13.62
       1/28/99       15.20      14.70           15.78         13.62
       1/29/99       14.90      14.70           15.78         13.62
        2/1/99       14.90      14.70           15.78         13.62
        2/2/99       14.90      14.70           15.78         13.62
        2/3/99       14.80      14.70           15.78         13.62
        2/4/99       14.60      14.70           15.78         13.62
        2/5/99       14.60      14.70           15.78         13.62
        2/8/99       14.60      14.70           15.78         13.62
        2/9/99       14.50      14.70           15.78         13.62
       2/10/99       14.50      14.70           15.78         13.62
       2/11/99       14.50      14.70           15.78         13.62
       2/12/99       14.50      14.70           15.78         13.62
       2/16/99       14.50      14.70           15.78         13.62
       2/17/99       14.50      14.70           15.78         13.62
       2/18/99       14.50      14.70           15.78         13.62
       2/19/99       14.80      14.70           15.78         13.62
       2/22/99       14.80      14.70           15.78         13.62
       2/23/99       14.80      14.70           15.78         13.62
       2/24/99       14.80      14.70           15.78         13.62
       2/25/99       14.80      14.70           15.78         13.62
       2/26/99       14.80      14.70           15.78         13.62
        3/1/99       14.80      14.70           15.78         13.62
        3/2/99       14.80      14.70           15.78         13.62
        3/3/99       14.80      14.70           15.78         13.62
        3/4/99       14.60      14.70           15.78         13.62
        3/5/99       14.60      14.70           15.78         13.62
        3/8/99       14.60      14.70           15.78         13.62
        3/9/99       14.60      14.70           15.78         13.62
       3/10/99       14.40      14.70           15.78         13.62
       3/11/99       14.40      14.70           15.78         13.62
       3/12/99       14.10      14.70           15.78         13.62
       3/15/99       14.00      14.70           15.78         13.62
       3/16/99       14.00      14.70           15.78         13.62
       3/17/99       14.00      14.70           15.78         13.62
       3/18/99       14.20      14.70           15.78         13.62
       3/19/99       14.10      14.70           15.78         13.62
       3/22/99       14.10      14.70           15.78         13.62
       3/23/99       14.10      14.70           15.78         13.62
       3/24/99       14.30      14.70           15.78         13.62
       3/25/99       14.30      14.70           15.78         13.62
       3/26/99       14.50      14.70           15.78         13.62
       3/29/99       14.50      14.70           15.78         13.62
       3/30/99       14.50      14.70           15.78         13.62
       3/31/99       14.50      14.70           15.78         13.62
        4/1/99       14.30      14.70           15.78         13.62
        4/5/99       14.30      14.70           15.78         13.62
        4/6/99       14.30      14.70           15.78         13.62
        4/7/99       14.00      14.70           15.78         13.62
        4/8/99       14.00      14.70           15.78         13.62
        4/9/99       14.00      14.70           15.78         13.62
       4/12/99       14.30      14.70           15.78         13.62
       4/13/99       14.40      14.70           15.78         13.62
       4/14/99       14.40      14.70           15.78         13.62
       4/15/99       14.40      14.70           15.78         13.62
       4/16/99       14.40      14.70           15.78         13.62
       4/19/99       14.70      14.70           15.78         13.62
       4/20/99       14.70      14.70           15.78         13.62
       4/21/99       14.30      14.70           15.78         13.62
       4/22/99       14.30      14.70           15.78         13.62
       4/23/99       14.30      14.70           15.78         13.62
       4/26/99       14.30      14.70           15.78         13.62
       4/27/99       14.30      14.70           15.78         13.62
       4/28/99       14.30      14.70           15.78         13.62
       4/29/99       14.30      14.70           15.78         13.62
       4/30/99       14.30      14.70           15.78         13.62
        5/3/99       14.20      14.70           15.78         13.62
        5/4/99       14.20      14.70           15.78         13.62
        5/5/99       14.00      14.70           15.78         13.62
        5/6/99       14.00      14.70           15.78         13.62
        5/7/99       14.00      14.70           15.78         13.62
       5/10/99       13.90      14.70           15.78         13.62
       5/11/99       13.70      14.70           15.78         13.62
       5/12/99       13.60      14.70           15.78         13.62
       5/13/99       13.60      14.70           15.78         13.62
       5/14/99       13.60      14.70           15.78         13.62
       5/17/99       13.60      14.70           15.78         13.62
       5/18/99       13.70      14.70           15.78         13.62
       5/19/99       13.70      14.70           15.78         13.62
       5/20/99       13.40      14.70           15.78         13.62
       5/21/99       13.20      14.70           15.78         13.62
       5/24/99       13.30      14.70           15.78         13.62
       5/25/99       13.30      14.70           15.78         13.62
       5/26/99       13.30      14.70           15.78         13.62
       5/27/99       13.50      14.70           15.78         13.62
       5/28/99       13.60      14.70           15.78         13.62
        6/1/99       13.60      14.70           15.78         13.62
        6/2/99       13.70      14.70           15.78         13.62
        6/3/99       13.70      14.70           15.78         13.62
        6/4/99       13.60      14.70           15.78         13.62
        6/7/99       13.60      14.70           15.78         13.62
        6/8/99       13.60      14.70           15.78         13.62
        6/9/99       13.40      14.70           15.78         13.62
       6/10/99       13.40      14.70           15.78         13.62
       6/11/99       13.70      14.70           15.78         13.62
       6/14/99       14.10      14.70           15.78         13.62
       6/15/99       14.10      14.70           15.78         13.62
       6/16/99       14.20      14.70           15.78         13.62
       6/17/99       14.00      14.70           15.78         13.62
       6/18/99       13.80      14.70           15.78         13.62
       6/21/99       13.90      14.70           15.78         13.62
       6/22/99       13.90      14.70           15.78         13.62
       6/23/99       14.00      14.70           15.78         13.62
       6/24/99       14.30      14.70           15.78         13.62
       6/25/99       14.20      14.70           15.78         13.62
       6/28/99       14.20      14.70           15.78         13.62
       6/29/99       14.20      14.70           15.78         13.62
       6/30/99       14.20      14.70           15.78         13.62
        7/1/99       14.00      14.70           15.78         13.62
        7/2/99       14.00      14.70           15.78         13.62
        7/6/99       14.00      14.70           15.78         13.62
        7/7/99       13.90      14.70           15.78         13.62
        7/8/99       13.90      14.70           15.78         13.62
        7/9/99       14.00      14.70           15.78         13.62
       7/12/99       14.00      14.70           15.78         13.62
       7/13/99       14.10      14.70           15.78         13.62
       7/14/99       14.10      14.70           15.78         13.62
       7/15/99       14.20      14.70           15.78         13.62
       7/16/99       14.60      14.70           15.78         13.62
       7/19/99       14.60      14.70           15.78         13.62
       7/20/99       14.60      14.70           15.78         13.62
       7/21/99       14.60      14.70           15.78         13.62
       7/22/99       14.10      14.70           15.78         13.62
       7/23/99       14.30      14.70           15.78         13.62
       7/26/99       14.40      14.70           15.78         13.62
       7/27/99       14.40      14.70           15.78         13.62
       7/28/99       14.50      14.70           15.78         13.62
       7/29/99       14.50      14.70           15.78         13.62
       7/30/99       15.00      14.70           15.78         13.62
        8/2/99       15.40      14.70           15.78         13.62
        8/3/99       15.50      14.70           15.78         13.62
        8/4/99       15.50      14.70           15.78         13.62
        8/5/99       16.50      14.70           15.78         13.62
        8/6/99       16.50      14.70           15.78         13.62
        8/9/99       16.50      14.70           15.78         13.62
       8/10/99       16.50      14.70           15.78         13.62
       8/11/99       15.10      14.70           15.78         13.62
       8/12/99       14.60      14.70           15.78         13.62
       8/13/99       14.60      14.70           15.78         13.62
       8/16/99       14.60      14.70           15.78         13.62
       8/17/99       14.30      14.70           15.78         13.62
       8/18/99       14.20      14.70           15.78         13.62
       8/19/99       14.00      14.70           15.78         13.62
       8/20/99       14.00      14.70           15.78         13.62
       8/23/99       14.10      14.70           15.78         13.62
       8/24/99       14.20      14.70           15.78         13.62
       8/25/99       14.00      14.70           15.78         13.62
       8/26/99       14.00      14.70           15.78         13.62
       8/27/99       14.00      14.70           15.78         13.62
       8/30/99       14.20      14.70           15.78         13.62
       8/31/99       14.40      14.70           15.78         13.62
        9/1/99       14.50      14.70           15.78         13.62
        9/2/99       14.70      14.70           15.78         13.62
        9/3/99       14.50      14.70           15.78         13.62
        9/7/99       14.50      14.70           15.78         13.62
        9/8/99       14.50      14.70           15.78         13.62
        9/9/99       14.50      14.70           15.78         13.62
       9/10/99       14.20      14.70           15.78         13.62
       9/13/99       14.20      14.70           15.78         13.62
       9/14/99       14.00      14.70           15.78         13.62
       9/15/99       13.60      14.70           15.78         13.62
       9/16/99       13.40      14.70           15.78         13.62
       9/17/99       13.30      14.70           15.78         13.62
       9/20/99       13.30      14.70           15.78         13.62
       9/21/99       13.30      14.70           15.78         13.62
       9/22/99       13.30      14.70           15.78         13.62
       9/23/99       13.30      14.70           15.78         13.62
       9/24/99       13.10      14.70           15.78         13.62
       9/27/99       12.90      14.70           15.78         13.62
       9/28/99       12.90      14.70           15.78         13.62
       9/29/99       13.00      14.70           15.78         13.62
       9/30/99       13.20      14.70           15.78         13.62
       10/1/99       13.80      14.70           15.78         13.62
       10/4/99       13.80      14.70           15.78         13.62
       10/5/99       14.00      14.70           15.78         13.62
       10/6/99       14.00      14.70           15.78         13.62
       10/7/99       13.90      14.70           15.78         13.62
       10/8/99       13.70      14.70           15.78         13.62
      10/12/99       13.70      14.70           15.78         13.62
      10/13/99       13.70      14.70           15.78         13.62
      10/14/99       13.90      14.70           15.78         13.62
      10/15/99       13.80      14.70           15.78         13.62
      10/18/99       13.90      14.70           15.78         13.62
      10/19/99       13.80      14.70           15.78         13.62
      10/20/99       13.80      14.70           15.78         13.62
      10/21/99       13.70      14.70           15.78         13.62
      10/22/99       13.50      14.70           15.78         13.62
      10/25/99       13.50      14.70           15.78         13.62
      10/26/99       13.50      14.70           15.78         13.62
      10/27/99       13.30      14.70           15.78         13.62
      10/28/99       13.50      14.70           15.78         13.62
      10/29/99       13.30      14.70           15.78         13.62
       11/1/99       13.30      14.70           15.78         13.62
       11/2/99       13.40      14.70           15.78         13.62
       11/3/99       13.40      14.70           15.78         13.62
       11/4/99       13.40      14.70           15.78         13.62
       11/5/99       13.40      14.70           15.78         13.62
       11/8/99       13.40      14.70           15.78         13.62
       11/9/99       13.40      14.70           15.78         13.62
      11/10/99       13.40      14.70           15.78         13.62
      11/12/99       13.40      14.70           15.78         13.62
      11/15/99       13.50      14.70           15.78         13.62
      11/16/99       13.50      14.70           15.78         13.62
      11/17/99       13.30      14.70           15.78         13.62
      11/18/99       13.30      14.70           15.78         13.62
      11/19/99       13.30      14.70           15.78         13.62
      11/22/99       13.30      14.70           15.78         13.62
      11/23/99       13.30      14.70           15.78         13.62
      11/24/99       13.40      14.70           15.78         13.62
      11/26/99       13.60      14.70           15.78         13.62
      11/29/99       13.60      14.70           15.78         13.62
      11/30/99       13.60      14.70           15.78         13.62
       12/1/99       13.70      14.70           15.78         13.62
       12/2/99       13.70      14.70           15.78         13.62
       12/3/99       13.70      14.70           15.78         13.62
       12/6/99       13.40      14.70           15.78         13.62
       12/7/99       13.40      14.70           15.78         13.62
       12/8/99       13.40      14.70           15.78         13.62
       12/9/99       13.20      14.70           15.78         13.62
      12/10/99       13.00      14.70           15.78         13.62
      12/13/99       13.20      14.70           15.78         13.62
      12/14/99       13.20      14.70           15.78         13.62
      12/15/99       13.20      14.70           15.78         13.62
      12/16/99       13.30      14.70           15.78         13.62
      12/17/99       13.30      14.70           15.78         13.62
      12/20/99       13.30      14.70           15.78         13.62
      12/21/99       13.30      14.70           15.78         13.62
      12/22/99       13.20      14.70           15.78         13.62
      12/23/99       13.20      14.70           15.78         13.62
      12/27/99       13.20      14.70           15.78         13.62
      12/28/99       13.10      14.70           15.78         13.62
      12/29/99       13.10      14.70           15.78         13.62
      12/30/99       13.10      14.70           15.78         13.62
      12/31/99       13.10      14.70           15.78         13.62
        1/3/00       13.10      14.70           15.78         13.62
        1/4/00       13.30      14.70           15.78         13.62
        1/5/00       13.30      14.70           15.78         13.62
        1/6/00       13.30      14.70           15.78         13.62
        1/7/00       13.20      14.70           15.78         13.62
       1/10/00       13.20      14.70           15.78         13.62
       1/11/00       13.10      14.70           15.78         13.62
       1/12/00       13.10      14.70           15.78         13.62
       1/13/00       13.00      14.70           15.78         13.62
       1/14/00       13.00      14.70           15.78         13.62
       1/18/00       12.90      14.70           15.78         13.62
       1/19/00       12.90      14.70           15.78         13.62
       1/20/00       12.90      14.70           15.78         13.62
       1/21/00       12.90      14.70           15.78         13.62
       1/24/00       12.70      14.70           15.78         13.62
       1/25/00       12.70      14.70           15.78         13.62
       1/26/00       12.50      14.70           15.78         13.62
       1/27/00       12.50      14.70           15.78         13.62
       1/28/00       12.80      14.70           15.78         13.62
       1/31/00       12.80      14.70           15.78         13.62
        2/1/00       12.80      14.70           15.78         13.62
        2/2/00       12.80      14.70           15.78         13.62
        2/3/00       12.80      14.70           15.78         13.62
        2/4/00       12.80      14.70           15.78         13.62
        2/7/00       12.90      14.70           15.78         13.62
        2/8/00       12.90      14.70           15.78         13.62
        2/9/00       12.90      14.70           15.78         13.62
       2/10/00       12.80      14.70           15.78         13.62
       2/11/00       12.60      14.70           15.78         13.62
       2/14/00       12.60      14.70           15.78         13.62
       2/15/00       12.60      14.70           15.78         13.62
       2/16/00       12.40      14.70           15.78         13.62
       2/17/00       12.40      14.70           15.78         13.62
       2/18/00       12.40      14.70           15.78         13.62
       2/22/00       12.40      14.70           15.78         13.62
       2/23/00       12.40      14.70           15.78         13.62
       2/24/00       12.40      14.70           15.78         13.62
       2/25/00       12.40      14.70           15.78         13.62
       2/28/00       12.40      14.70           15.78         13.62
       2/29/00       12.20      14.70           15.78         13.62
        3/1/00       12.20      14.70           15.78         13.62
        3/2/00       12.10      14.70           15.78         13.62
        3/3/00       12.10      14.70           15.78         13.62
        3/6/00       12.10      14.70           15.78         13.62
        3/7/00       12.30      14.70           15.78         13.62
        3/8/00       12.30      14.70           15.78         13.62
        3/9/00       12.30      14.70           15.78         13.62
       3/10/00       12.50      14.70           15.78         13.62
       3/13/00       12.50      14.70           15.78         13.62
       3/14/00       12.50      14.70           15.78         13.62
       3/15/00       12.50      14.70           15.78         13.62
       3/16/00       12.60      14.70           15.78         13.62
       3/17/00       12.60      14.70           15.78         13.62
       3/20/00       12.50      14.70           15.78         13.62
       3/21/00       12.50      14.70           15.78         13.62
       3/22/00       12.40      14.70           15.78         13.62
       3/23/00       12.70      14.70           15.78         13.62
       3/24/00       12.70      14.70           15.78         13.62
       3/27/00       12.70      14.70           15.78         13.62
       3/28/00       12.70      14.70           15.78         13.62
       3/29/00       12.70      14.70           15.78         13.62
       3/30/00       12.70      14.70           15.78         13.62
       3/31/00       12.70      14.70           15.78         13.62
        4/3/00       12.70      14.70           15.78         13.62
        4/4/00       12.70      14.70           15.78         13.62
        4/5/00       12.80      14.70           15.78         13.62
        4/6/00       12.80      14.70           15.78         13.62
        4/7/00       12.60      14.70           15.78         13.62
       4/10/00       12.50      14.70           15.78         13.62
       4/11/00       12.20      14.70           15.78         13.62
       4/12/00       12.20      14.70           15.78         13.62
       4/13/00       12.10      14.70           15.78         13.62
       4/14/00       12.20      14.70           15.78         13.62
       4/17/00       12.30      14.70           15.78         13.62
       4/18/00       12.10      14.70           15.78         13.62
       4/19/00       12.00      14.70           15.78         13.62
       4/20/00       12.00      14.70           15.78         13.62
       4/24/00       12.00      14.70           15.78         13.62
       4/25/00       12.00      14.70           15.78         13.62
       4/26/00       12.00      14.70           15.78         13.62
       4/27/00       11.90      14.70           15.78         13.62
       4/28/00       11.90      14.70           15.78         13.62
        5/1/00       11.90      14.70           15.78         13.62
        5/2/00       11.80      14.70           15.78         13.62
        5/3/00       11.80      14.70           15.78         13.62
        5/4/00       11.70      14.70           15.78         13.62
        5/5/00       11.70      14.70           15.78         13.62
        5/8/00       11.70      14.70           15.78         13.62
        5/9/00       11.60      14.70           15.78         13.62
       5/10/00       11.60      14.70           15.78         13.62
       5/11/00       11.50      14.70           15.78         13.62
       5/12/00       11.40      14.70           15.78         13.62
       5/15/00       11.10      14.70           15.78         13.62
       5/16/00       11.10      14.70           15.78         13.62
       5/17/00       11.20      14.70           15.78         13.62
       5/18/00       11.20      14.70           15.78         13.62
       5/19/00       11.10      14.70           15.78         13.62
       5/22/00       11.10      14.70           15.78         13.62
       5/23/00       11.00      14.70           15.78         13.62
       5/24/00       10.90      14.70           15.78         13.62
       5/25/00       10.90      14.70           15.78         13.62
       5/26/00       10.90      14.70           15.78         13.62
       5/30/00       10.90      14.70           15.78         13.62
       5/31/00       11.10      14.70           15.78         13.62
        6/1/00       11.40      14.70           15.78         13.62
        6/2/00       11.70      14.70           15.78         13.62
        6/5/00       11.70      14.70           15.78         13.62
        6/6/00       11.60      14.70           15.78         13.62
        6/7/00       11.60      14.70           15.78         13.62
        6/8/00       11.60      14.70           15.78         13.62
        6/9/00       11.70      14.70           15.78         13.62
       6/12/00       11.70      14.70           15.78         13.62
       6/13/00       11.80      14.70           15.78         13.62
       6/14/00       11.80      14.70           15.78         13.62
       6/15/00       11.80      14.70           15.78         13.62
       6/16/00       11.80      14.70           15.78         13.62
       6/19/00       11.80      14.70           15.78         13.62
       6/20/00       12.00      14.70           15.78         13.62
       6/21/00       12.10      14.70           15.78         13.62
       6/22/00       12.10      14.70           15.78         13.62
       6/23/00       12.10      14.70           15.78         13.62
       6/26/00       12.00      14.70           15.78         13.62
       6/27/00       12.00      14.70           15.78         13.62
       6/28/00       11.90      14.70           15.78         13.62
       6/29/00       12.00      14.70           15.78         13.62
       6/30/00       12.00      14.70           15.78         13.62
        7/3/00       12.00      14.70           15.78         13.62
        7/5/00       12.00      14.70           15.78         13.62
        7/6/00       12.00      14.70           15.78         13.62
        7/7/00       12.10      14.70           15.78         13.62
       7/10/00       12.10      14.70           15.78         13.62
       7/11/00       12.20      14.70           15.78         13.62
       7/12/00       12.30      14.70           15.78         13.62
       7/13/00       12.60      14.70           15.78         13.62
       7/14/00       12.60      14.70           15.78         13.62
       7/17/00       12.40      14.70           15.78         13.62
       7/18/00       12.30      14.70           15.78         13.62
       7/19/00       12.30      14.70           15.78         13.62
       7/20/00       12.50      14.70           15.78         13.62
       7/21/00       12.50      14.70           15.78         13.62
       7/24/00       12.50      14.70           15.78         13.62
       7/25/00       12.50      14.70           15.78         13.62
       7/26/00       12.50      14.70           15.78         13.62
       7/27/00       12.40      14.70           15.78         13.62
       7/28/00       12.40      14.70           15.78         13.62
       7/31/00       12.40      14.70           15.78         13.62
        8/1/00       12.40      14.70           15.78         13.62
        8/2/00       12.30      14.70           15.78         13.62
        8/3/00       12.30      14.70           15.78         13.62
        8/4/00       12.30      14.70           15.78         13.62
        8/7/00       12.30      14.70           15.78         13.62
        8/8/00       12.20      14.70           15.78         13.62
        8/9/00       12.10      14.70           15.78         13.62
       8/10/00       12.20      14.70           15.78         13.62
       8/11/00       12.20      14.70           15.78         13.62
       8/14/00       12.20      14.70           15.78         13.62
       8/15/00       12.20      14.70           15.78         13.62
       8/16/00       12.20      14.70           15.78         13.62
       8/17/00       12.30      14.70           15.78         13.62
       8/18/00       12.40      14.70           15.78         13.62
       8/21/00       12.40      14.70           15.78         13.62
       8/22/00       12.50      14.70           15.78         13.62
       8/23/00       12.80      14.70           15.78         13.62
       8/24/00       13.00      14.70           15.78         13.62
       8/25/00       13.20      14.70           15.78         13.62
       8/28/00       13.20      14.70           15.78         13.62
       8/29/00       13.10      14.70           15.78         13.62
       8/30/00       12.90      14.70           15.78         13.62
       8/31/00       13.00      14.70           15.78         13.62
        9/1/00       13.10      14.70           15.78         13.62
        9/5/00       13.20      14.70           15.78         13.62
        9/6/00       13.20      14.70           15.78         13.62
        9/7/00       13.40      14.70           15.78         13.62
        9/8/00       13.50      14.70           15.78         13.62
       9/11/00       13.50      14.70           15.78         13.62
       9/12/00       13.50      14.70           15.78         13.62
       9/13/00       13.50      14.70           15.78         13.62
       9/14/00       13.70      14.70           15.78         13.62
       9/15/00       13.50      14.70           15.78         13.62
       9/18/00       13.40      14.70           15.78         13.62
       9/19/00       13.20      14.70           15.78         13.62
       9/20/00       13.00      14.70           15.78         13.62
       9/21/00       13.00      14.70           15.78         13.62
       9/22/00       13.20      14.70           15.78         13.62
       9/25/00       13.20      14.70           15.78         13.62
       9/26/00       13.10      14.70           15.78         13.62
       9/27/00       13.20      14.70           15.78         13.62
       9/28/00       13.30      14.70           15.78         13.62
       9/29/00       13.40      14.70           15.78         13.62
       10/2/00       13.30      14.70           15.78         13.62
       10/3/00       13.30      14.70           15.78         13.62
       10/4/00       13.30      14.70           15.78         13.62
       10/5/00       13.10      14.70           15.78         13.62
       10/6/00       13.10      14.70           15.78         13.62
      10/10/00       13.10      14.70           15.78         13.62
      10/11/00       13.20      14.70           15.78         13.62
      10/12/00       13.50      14.70           15.78         13.62
      10/13/00       13.30      14.70           15.78         13.62
      10/16/00       13.30      14.70           15.78         13.62
      10/17/00       13.40      14.70           15.78         13.62
      10/18/00       13.50      14.70           15.78         13.62
      10/19/00       13.50      14.70           15.78         13.62
      10/20/00       13.50      14.70           15.78         13.62
      10/23/00       13.60      14.70           15.78         13.62
      10/24/00       13.70      14.70           15.78         13.62
      10/25/00       13.70      14.70           15.78         13.62
      10/26/00       13.70      14.70           15.78         13.62
      10/27/00       13.70      14.70           15.78         13.62
      10/30/00       13.70      14.70           15.78         13.62
      10/31/00       13.60      14.70           15.78         13.62
       11/1/00       13.60      14.70           15.78         13.62
       11/2/00       13.60      14.70           15.78         13.62
       11/3/00       13.40      14.70           15.78         13.62
       11/6/00       13.20      14.70           15.78         13.62
       11/7/00       13.10      14.70           15.78         13.62
       11/8/00       13.10      14.70           15.78         13.62
       11/9/00       13.20      14.70           15.78         13.62
      11/10/00       13.20      14.70           15.78         13.62
      11/13/00       13.20      14.70           15.78         13.62
      11/14/00       13.20      14.70           15.78         13.62
      11/15/00       13.20      14.70           15.78         13.62
      11/16/00       13.20      14.70           15.78         13.62
      11/17/00       13.20      14.70           15.78         13.62
      11/20/00       13.20      14.70           15.78         13.62
      11/21/00       13.20      14.70           15.78         13.62
      11/22/00       13.30      14.70           15.78         13.62
      11/24/00       13.30      14.70           15.78         13.62
      11/27/00       13.30      14.70           15.78         13.62
      11/28/00       13.50      14.70           15.78         13.62
      11/29/00       13.70      14.70           15.78         13.62
      11/30/00       13.80      14.70           15.78         13.62
       12/1/00       14.20      14.70           15.78         13.62
       12/4/00       14.20      14.70           15.78         13.62
       12/5/00       14.50      14.70           15.78         13.62
       12/6/00       15.10      14.70           15.78         13.62
       12/7/00       15.10      14.70           15.78         13.62
       12/8/00       15.10      14.70           15.78         13.62
      12/11/00       15.00      14.70           15.78         13.62
      12/12/00       14.80      14.70           15.78         13.62
      12/13/00       14.90      14.70           15.78         13.62
      12/14/00       16.00      14.70           15.78         13.62
      12/15/00       16.10      14.70           15.78         13.62
      12/18/00       16.70      14.70           15.78         13.62
      12/19/00       15.80      14.70           15.78         13.62
      12/20/00       16.20      14.70           15.78         13.62
      12/21/00       15.80      14.70           15.78         13.62
      12/22/00       15.80      14.70           15.78         13.62
      12/26/00       15.80      14.70           15.78         13.62
      12/27/00       15.40      14.70           15.78         13.62
      12/28/00       15.40      14.70           15.78         13.62
      12/29/00       15.30      14.70           15.78         13.62
        1/2/01       16.60      14.70           15.78         13.62
        1/3/01       15.90      14.70           15.78         13.62
        1/4/01       16.40      14.70           15.78         13.62
        1/5/01       17.20      14.70           15.78         13.62
        1/8/01       17.70      14.70           15.78         13.62
        1/9/01       17.50      14.70           15.78         13.62
       1/10/01       16.50      14.70           15.78         13.62
       1/11/01       15.90      14.70           15.78         13.62
       1/12/01       15.00      14.70           15.78         13.62
       1/16/01       15.00      14.70           15.78         13.62
       1/17/01       15.10      14.70           15.78         13.62
       1/18/01       15.50      14.70           15.78         13.62
       1/19/01       15.50      14.70           15.78         13.62
       1/22/01       14.85      14.70           15.78         13.62
       1/23/01       14.60      14.70           15.78         13.62
       1/24/01       14.70      14.70           15.78         13.62
       1/25/01       14.60      14.70           15.78         13.62
       1/26/01       14.60      14.70           15.78         13.62
       1/29/01       14.40      14.70           15.78         13.62
       1/30/01       14.60      14.70           15.78         13.62
       1/31/01       14.60      14.70           15.78         13.62
        2/1/01       15.10      14.70           15.78         13.62
        2/2/01       14.30      14.70           15.78         13.62
        2/5/01       14.05      14.70           15.78         13.62
        2/6/01       14.05      14.70           15.78         13.62
        2/7/01       14.00      14.70           15.78         13.62
        2/8/01       14.15      14.70           15.78         13.62
        2/9/01       14.50      14.70           15.78         13.62
       2/12/01       15.20      14.70           15.78         13.62
       2/13/01       14.80      14.70           15.78         13.62
       2/14/01       14.45      14.70           15.78         13.62
       2/15/01       14.25      14.70           15.78         13.62
       2/16/01       14.75      14.70           15.78         13.62
       2/20/01       14.75      14.70           15.78         13.62
       2/21/01       14.75      14.70           15.78         13.62
       2/22/01       14.80      14.70           15.78         13.62
       2/23/01       15.00      14.70           15.78         13.62
       2/26/01       14.80      14.70           15.78         13.62
       2/27/01       15.10      14.70           15.78         13.62
       2/28/01       15.45      14.70           15.78         13.62
        3/1/01       15.70      14.70           15.78         13.62
        3/2/01       15.55      14.70           15.78         13.62
        3/5/01       15.20      14.70           15.78         13.62
        3/6/01       14.90      14.70           15.78         13.62
        3/7/01       15.20      14.70           15.78         13.62
        3/8/01       15.30      14.70           15.78         13.62
        3/9/01       15.10      14.70           15.78         13.62
       3/12/01       15.40      14.70           15.78         13.62
       3/13/01       15.50      14.70           15.78         13.62
       3/14/01       15.90      14.70           15.78         13.62
       3/15/01       16.15      14.70           15.78         13.62
       3/16/01       16.05      14.70           15.78         13.62
       3/19/01       16.10      14.70           15.78         13.62
       3/20/01       16.05      14.70           15.78         13.62
       3/21/01       16.10      14.70           15.78         13.62
       3/22/01       16.20      14.70           15.78         13.62
       3/23/01       15.50      14.70           15.78         13.62
       3/26/01       15.50      14.70           15.78         13.62
       3/27/01       14.90      14.70           15.78         13.62
       3/28/01       14.95      14.70           15.78         13.62
       3/29/01       14.65      14.70           15.78         13.62
       3/30/01       14.90      14.70           15.78         13.62
        4/2/01       14.90      14.70           15.78         13.62
        4/3/01       15.20      14.70           15.78         13.62
        4/4/01       15.40      14.70           15.78         13.62
        4/5/01       15.20      14.70           15.78         13.62
        4/6/01       15.55      14.70           15.78         13.62
        4/9/01       15.65      14.70           15.78         13.62
       4/10/01       15.40      14.70           15.78         13.62
       4/11/01       15.15      14.70           15.78         13.62
       4/12/01       15.15      14.70           15.78         13.62
       4/16/01       14.80      14.70           15.78         13.62
       4/17/01       14.80      14.70           15.78         13.62
       4/18/01       14.90      14.70           15.78         13.62
       4/19/01       14.50      14.70           15.78         13.62
       4/20/01       14.55      14.70           15.78         13.62
       4/23/01       14.45      14.70           15.78         13.62
       4/24/01       14.20      14.70           15.78         13.62
       4/25/01       14.10      14.70           15.78         13.62
       4/26/01       14.00      14.70           15.78         13.62
       4/27/01       13.70      14.70           15.78         13.62
       4/30/01       13.90      14.70           15.78         13.62
        5/1/01       13.85      14.70           15.78         13.62
        5/2/01       13.85      14.70           15.78         13.62
        5/3/01       13.85      14.70           15.78         13.62
        5/4/01       13.80      14.70           15.78         13.62
        5/7/01       13.65      14.70           15.78         13.62
        5/8/01       13.70      14.70           15.78         13.62
        5/9/01       14.00      14.70           15.78         13.62
       5/10/01       13.90      14.70           15.78         13.62
       5/11/01       13.40      14.70           15.78         13.62
       5/14/01       13.90      14.70           15.78         13.62
       5/15/01       13.70      14.70           15.78         13.62
       5/16/01       14.00      14.70           15.78         13.62
       5/17/01       14.10      14.70           15.78         13.62
       5/18/01       15.00      14.70           15.78         13.62
       5/21/01       15.00      14.70           15.78         13.62
       5/22/01       15.10      14.70           15.78         13.62
       5/23/01       15.15      14.70           15.78         13.62
       5/24/01       14.85      14.70           15.78         13.62
       5/25/01       14.75      14.70           15.78         13.62
       5/29/01       14.60      14.70           15.78         13.62
       5/30/01       14.40      14.70           15.78         13.62
       5/31/01       14.15      14.70           15.78         13.62
        6/1/01       14.35      14.70           15.78         13.62
        6/4/01       14.45      14.70           15.78         13.62
        6/5/01       14.80      14.70           15.78         13.62
        6/6/01       15.05      14.70           15.78         13.62
        6/7/01       14.80      14.70           15.78         13.62
        6/8/01       14.70      14.70           15.78         13.62
       6/11/01       14.70      14.70           15.78         13.62
       6/12/01       14.90      14.70           15.78         13.62
       6/13/01       15.05      14.70           15.78         13.62
       6/14/01       15.40      14.70           15.78         13.62
       6/15/01       15.75      14.70           15.78         13.62
       6/18/01       15.55      14.70           15.78         13.62
       6/19/01       15.15      14.70           15.78         13.62
       6/20/01       15.15      14.70           15.78         13.62
       6/21/01       15.05      14.70           15.78         13.62
       6/22/01       15.35      14.70           15.78         13.62
       6/25/01       15.45      14.70           15.78         13.62
       6/26/01       15.20      14.70           15.78         13.62
       6/27/01       15.35      14.70           15.78         13.62
       6/28/01       14.75      14.70           15.78         13.62
       6/29/01       14.70      14.70           15.78         13.62
        7/2/01       14.95      14.70           15.78         13.62
        7/3/01       14.95      14.70           15.78         13.62
        7/5/01       14.95      14.70           15.78         13.62
        7/6/01       14.95      14.70           15.78         13.62
        7/9/01       15.20      14.70           15.78         13.62
       7/10/01       15.20      14.70           15.78         13.62
       7/11/01       15.30      14.70           15.78         13.62
       7/12/01       15.40      14.70           15.78         13.62
       7/13/01       15.45      14.70           15.78         13.62
       7/16/01       15.75      14.70           15.78         13.62
       7/17/01       15.85      14.70           15.78         13.62
       7/18/01       16.05      14.70           15.78         13.62
       7/19/01       15.70      14.70           15.78         13.62
       7/20/01       16.05      14.70           15.78         13.62
       7/23/01       15.85      14.70           15.78         13.62
       7/24/01       16.15      14.70           15.78         13.62
       7/25/01       15.80      14.70           15.78         13.62
       7/26/01       15.75      14.70           15.78         13.62
       7/27/01       15.95      14.70           15.78         13.62
       7/30/01       15.95      14.70           15.78         13.62
       7/31/01       16.25      14.70           15.78         13.62
        8/1/01       16.30      14.70           15.78         13.62
        8/2/01       16.05      14.70           15.78         13.62
        8/3/01       15.90      14.70           15.78         13.62
        8/6/01       15.90      14.70           15.78         13.62
        8/7/01       15.60      14.70           15.78         13.62
        8/8/01       15.60      14.70           15.78         13.62
        8/9/01       15.90      14.70           15.78         13.62
       8/10/01       15.70      14.70           15.78         13.62
       8/13/01       15.95      14.70           15.78         13.62
       8/14/01       15.90      14.70           15.78         13.62
       8/15/01       15.90      14.70           15.78         13.62
       8/16/01       16.15      14.70           15.78         13.62
       8/17/01       16.45      14.70           15.78         13.62
       8/20/01       16.45      14.70           15.78         13.62
       8/21/01       16.30      14.70           15.78         13.62
       8/22/01       16.10      14.70           15.78         13.62
       8/23/01       16.10      14.70           15.78         13.62
       8/24/01       15.85      14.70           15.78         13.62
       8/27/01       15.75      14.70           15.78         13.62
       8/28/01       16.05      14.70           15.78         13.62
       8/29/01       16.50      14.70           15.78         13.62
       8/30/01       16.30      14.70           15.78         13.62
       8/31/01       16.00      14.70           15.78         13.62
        9/4/01       15.25      14.70           15.78         13.62
        9/5/01       15.65      14.70           15.78         13.62
        9/6/01       16.00      14.70           15.78         13.62
        9/7/01       16.35      14.70           15.78         13.62
       9/10/01       16.25      14.70           15.78         13.62
       9/11/01       16.25      14.70           15.78         13.62
       9/12/01       16.25      14.70           15.78         13.62
       9/13/01       17.30      14.70           15.78         13.62
       9/14/01       17.30      14.70           15.78         13.62
       9/17/01       17.05      14.70           15.78         13.62
       9/18/01       16.05      14.70           15.78         13.62
       9/19/01       16.09      14.70           15.78         13.62
       9/20/01       16.09      14.70           15.78         13.62
       9/21/01       16.09      14.70           15.78         13.62
       9/24/01       15.86      14.70           15.78         13.62
       9/25/01       15.85      14.70           15.78         13.62
       9/26/01       16.00      14.70           15.78         13.62
       9/27/01       16.50      14.70           15.78         13.62
       9/28/01       16.60      14.70           15.78         13.62
       10/1/01       16.70      14.70           15.78         13.62
       10/2/01       16.80      14.70           15.78         13.62
       10/3/01       16.90      14.70           15.78         13.62
       10/4/01       16.90      14.70           15.78         13.62
       10/5/01       16.90      14.70           15.78         13.62
       10/9/01       16.60      14.70           15.78         13.62
      10/10/01       16.50      14.70           15.78         13.62
      10/11/01       16.35      14.70           15.78         13.62
      10/12/01       16.35      14.70           15.78         13.62
      10/15/01       16.55      14.70           15.78         13.62
      10/16/01       16.80      14.70           15.78         13.62
      10/17/01       16.80      14.70           15.78         13.62
      10/18/01       17.10      14.70           15.78         13.62
      10/22/01       17.20      14.70           15.78         13.62
      10/23/01       16.70      14.70           15.78         13.62
      10/24/01       17.00      14.70           15.78         13.62
      10/25/01       17.20      14.70           15.78         13.62
      10/26/01       17.20      14.70           15.78         13.62
      10/29/01       17.40      14.70           15.78         13.62
      10/30/01       17.60      14.70           15.78         13.62
      10/31/01       18.80      14.70           15.78         13.62
       11/1/01       19.50      14.70           15.78         13.62
       11/2/01       18.40      14.70           15.78         13.62
       11/5/01       18.40      14.70           15.78         13.62
       11/6/01       18.50      14.70           15.78         13.62
       11/7/01       18.80      14.70           15.78         13.62
       11/8/01       18.50      14.70           15.78         13.62
       11/9/01       18.50      14.70           15.78         13.62
      11/13/01       18.20      14.70           15.78         13.62
      11/14/01       17.60      14.70           15.78         13.62
      11/15/01       17.30      14.70           15.78         13.62
      11/16/01       17.75      14.70           15.78         13.62
      11/19/01       18.60      14.70           15.78         13.62
      11/20/01       18.20      14.70           15.78         13.62
      11/21/01       17.90      14.70           15.78         13.62
      11/23/01       17.90      14.70           15.78         13.62
      11/26/01       18.10      14.70           15.78         13.62
      11/27/01       18.10      14.70           15.78         13.62
      11/28/01       18.20      14.70           15.78         13.62
      11/29/01       18.20      14.70           15.78         13.62
      11/30/01       18.00      14.70           15.78         13.62
       12/3/01       17.80      14.70           15.78         13.62
       12/4/01       17.80      14.70           15.78         13.62
       12/5/01       17.50      14.70           15.78         13.62
       12/6/01       17.20      14.70           15.78         13.62
       12/7/01       16.70      14.70           15.78         13.62
      12/10/01       16.20      14.70           15.78         13.62
      12/11/01       16.00      14.70           15.78         13.62
      12/12/01       16.10      14.70           15.78         13.62
      12/13/01       16.20      14.70           15.78         13.62
      12/14/01       16.50      14.70           15.78         13.62
      12/17/01       16.50      14.70           15.78         13.62
      12/18/01       16.70      14.70           15.78         13.62
      12/19/01       17.10      14.70           15.78         13.62
      12/20/01       17.20      14.70           15.78         13.62
      12/21/01       17.30      14.70           15.78         13.62
      12/24/01       17.30      14.70           15.78         13.62
      12/26/01       17.30      14.70           15.78         13.62
      12/27/01       17.40      14.70           15.78         13.62
      12/28/01       17.50      14.70           15.78         13.62
      12/31/01       17.50      14.70           15.78         13.62
        1/2/02       17.70      14.70           15.78         13.62
        1/3/02       17.60      14.70           15.78         13.62
        1/4/02       17.40      14.70           15.78         13.62
        1/7/02       17.60      14.70           15.78         13.62
        1/8/02       17.75      14.70           15.78         13.62
        1/9/02       17.70      14.70           15.78         13.62
       1/10/02       17.80      14.70           15.78         13.62
       1/11/02       18.30      14.70           15.78         13.62
       1/14/02       18.50      14.70           15.78         13.62
       1/15/02       18.70      14.70           15.78         13.62
       1/16/02       18.80      14.70           15.78         13.62
       1/17/02       18.60      14.70           15.78         13.62
       1/18/02       18.50      14.70           15.78         13.62
       1/22/02       18.50      14.70           15.78         13.62
       1/23/02       18.00      14.70           15.78         13.62
       1/24/02       17.60      14.70           15.78         13.62
       1/25/02       16.60      14.70           15.78         13.62
       1/28/02       16.75      14.70           15.78         13.62
       1/29/02       17.10      14.70           15.78         13.62
       1/30/02       16.80      14.70           15.78         13.62
       1/31/02       16.70      14.70           15.78         13.62
        2/1/02       16.50      14.70           15.78         13.62
        2/4/02       17.00      14.70           15.78         13.62
        2/5/02       16.90      14.70           15.78         13.62
        2/6/02       16.80      14.70           15.78         13.62
        2/7/02       16.70      14.70           15.78         13.62
        2/8/02       16.90      14.70           15.78         13.62
       2/11/02       16.80      14.70           15.78         13.62
       2/12/02       16.70      14.70           15.78         13.62
       2/13/02       16.50      14.70           15.78         13.62
       2/14/02       16.10      14.70           15.78         13.62
       2/15/02       16.30      14.70           15.78         13.62
       2/19/02       16.30      14.70           15.78         13.62
       2/20/02       16.10      14.70           15.78         13.62
       2/21/02       16.40      14.70           15.78         13.62
       2/22/02       16.60      14.70           15.78         13.62
       2/25/02       16.50      14.70           15.78         13.62
       2/26/02       16.20      14.70           15.78         13.62
       2/27/02       16.00      14.70           15.78         13.62
       2/28/02       16.10      14.70           15.78         13.62
        3/1/02       16.20      14.70           15.78         13.62
        3/4/02       16.10      14.70           15.78         13.62
        3/5/02       16.00      14.70           15.78         13.62
        3/6/02       15.60      14.70           15.78         13.62
        3/7/02       15.40      14.70           15.78         13.62
        3/8/02       14.90      14.70           15.78         13.62
       3/11/02       14.70      14.70           15.78         13.62
       3/12/02       14.80      14.70           15.78         13.62
       3/13/02       15.00      14.70           15.78         13.62
       3/14/02       14.80      14.70           15.78         13.62
       3/15/02       14.70      14.70           15.78         13.62
       3/18/02       14.90      14.70           15.78         13.62
       3/19/02       15.10      14.70           15.78         13.62
       3/20/02       15.20      14.70           15.78         13.62
       3/21/02       15.20      14.70           15.78         13.62
       3/22/02       15.20      14.70           15.78         13.62
       3/25/02       15.20      14.70           15.78         13.62
       3/26/02       15.30      14.70           15.78         13.62
       3/27/02       15.40      14.70           15.78         13.62
       3/28/02       15.30      14.70           15.78         13.62
        4/1/02       15.40      14.70           15.78         13.62
        4/2/02       15.30      14.70           15.78         13.62
        4/3/02       15.30      14.70           15.78         13.62
        4/4/02       15.50      14.70           15.78         13.62
        4/5/02       15.50      14.70           15.78         13.62
        4/8/02       15.50      14.70           15.78         13.62
        4/9/02       15.40      14.70           15.78         13.62
       4/10/02       15.50      14.70           15.78         13.62
       4/11/02       15.60      14.70           15.78         13.62
       4/12/02       15.50      14.70           15.78         13.62
       4/15/02       15.30      14.70           15.78         13.62
       4/16/02       15.10      14.70           15.78         13.62
       4/17/02       15.30      14.70           15.78         13.62
       4/18/02       15.30      14.70           15.78         13.62
       4/19/02       15.40      14.70           15.78         13.62
       4/22/02       15.40      14.70           15.78         13.62
       4/23/02       15.40      14.70           15.78         13.62
       4/24/02       15.60      14.70           15.78         13.62
       4/25/02       15.70      14.70           15.78         13.62
       4/26/02       15.80      14.70           15.78         13.62
       4/29/02       15.90      14.70           15.78         13.62
       4/30/02       15.90      14.70           15.78         13.62
        5/1/02       16.25      14.70           15.78         13.62
        5/2/02       16.10      14.70           15.78         13.62
        5/3/02       16.20      14.70           15.78         13.62
        5/6/02       16.20      14.70           15.78         13.62
        5/7/02       16.40      14.70           15.78         13.62
        5/8/02       16.30      14.70           15.78         13.62
        5/9/02       16.40      14.70           15.78         13.62
       5/10/02       16.40      14.70           15.78         13.62
       5/13/02       16.40      14.70           15.78         13.62
       5/14/02       16.20      14.70           15.78         13.62
       5/15/02       15.90      14.70           15.78         13.62
       5/16/02       15.60      14.70           15.78         13.62
       5/17/02       15.50      14.70           15.78         13.62
       5/20/02       15.80      14.70           15.78         13.62
       5/21/02       15.90      14.70           15.78         13.62
       5/22/02       15.90      14.70           15.78         13.62
       5/23/02       15.80      14.70           15.78         13.62
       5/24/02       15.70      14.70           15.78         13.62
       5/28/02       15.60      14.70           15.78         13.62
       5/29/02       15.80      14.70           15.78         13.62
       5/30/02       16.10      14.70           15.78         13.62
       5/31/02       16.00      14.70           15.78         13.62
        6/3/02       16.00      14.70           15.78         13.62
        6/4/02       16.20      14.70           15.78         13.62
        6/5/02       15.90      14.70           15.78         13.62
        6/6/02       15.90      14.70           15.78         13.62
        6/7/02       15.70      14.70           15.78         13.62
       6/10/02       15.70      14.70           15.78         13.62
       6/11/02       15.90      14.70           15.78         13.62
       6/12/02       16.05      14.70           15.78         13.62
       6/13/02       16.20      14.70           15.78         13.62
       6/14/02       16.60      14.70           15.78         13.62
       6/17/02       16.60      14.70           15.78         13.62
       6/18/02       16.60      14.70           15.78         13.62
       6/19/02       17.10      14.70           15.78         13.62
       6/20/02       17.00      14.70           15.78         13.62
       6/21/02       17.20      14.70           15.78         13.62
       6/24/02       17.10      14.70           15.78         13.62
       6/25/02       17.00      14.70           15.78         13.62
       6/26/02       17.60      14.70           15.78         13.62
       6/27/02       17.00      14.70           15.78         13.62
       6/28/02       16.80      14.70           15.78         13.62
       6/30/02       16.80      14.70           15.78         13.62
        7/1/02       16.70      14.70           15.78         13.62
        7/2/02       17.20      14.70           15.78         13.62
        7/3/02       17.20      14.70           15.78         13.62
        7/5/02       16.90      14.70           15.78         13.62
        7/8/02       17.00      14.70           15.78         13.62
        7/9/02       17.30      14.70           15.78         13.62
       7/10/02       17.70      14.70           15.78         13.62
       7/11/02       18.00      14.70           15.78         13.62
       7/12/02       17.90      14.70           15.78         13.62
       7/15/02       18.10      14.70           15.78         13.62
       7/16/02       17.30      14.70           15.78         13.62
       7/17/02       17.20      14.70           15.78         13.62
       7/18/02       17.10      14.70           15.78         13.62
       7/19/02       17.20      14.70           15.78         13.62
       7/22/02       17.40      14.70           15.78         13.62
       7/23/02       17.70      14.70           15.78         13.62
       7/24/02       17.80      14.70           15.78         13.62
       7/25/02       17.70      14.70           15.78         13.62
       7/26/02       17.70      14.70           15.78         13.62
       7/29/02       17.30      14.70           15.78         13.62
       7/30/02       17.20      14.70           15.78         13.62
       7/31/02       17.40      14.70           15.78         13.62
        8/1/02       17.50      14.70           15.78         13.62
        8/2/02       17.90      14.70           15.78         13.62
        8/5/02       18.20      14.70           15.78         13.62
        8/6/02       17.90      14.70           15.78         13.62
        8/7/02       18.40      14.70           15.78         13.62
        8/8/02       17.90      14.70           15.78         13.62
        8/9/02       18.10      14.70           15.78         13.62
       8/12/02       18.50      14.70           15.78         13.62
       8/13/02       18.70      14.70           15.78         13.62
       8/14/02       19.70      14.70           15.78         13.62
       8/15/02       19.70      14.70           15.78         13.62
       8/16/02       18.90      14.70           15.78         13.62
       8/19/02       18.60      14.70           15.78         13.62
       8/20/02       19.00      14.70           15.78         13.62
       8/21/02       19.20      14.70           15.78         13.62
       8/22/02       18.70      14.70           15.78         13.62
       8/23/02       18.80      14.70           15.78         13.62
       8/26/02       19.00      14.70           15.78         13.62
       8/27/02       18.80      14.70           15.78         13.62
       8/28/02       18.90      14.70           15.78         13.62
       8/29/02       19.10      14.70           15.78         13.62
       8/30/02       19.10      14.70           15.78         13.62
        9/3/02       19.60      14.70           15.78         13.62
        9/4/02       19.50      14.70           15.78         13.62
        9/5/02       19.50      14.70           15.78         13.62
        9/6/02       19.20      14.70           15.78         13.62
        9/9/02       19.30      14.70           15.78         13.62
       9/10/02       19.50      14.70           15.78         13.62
       9/11/02       19.40      14.70           15.78         13.62
       9/12/02       19.70      14.70           15.78         13.62
       9/13/02       19.84      14.70           15.78         13.62
       9/16/02       19.90      14.70           15.78         13.62
       9/17/02       20.20      14.70           15.78         13.62
       9/18/02       20.40      14.70           15.78         13.62
       9/19/02       21.00      14.70           15.78         13.62
       9/20/02       21.00      14.70           15.78         13.62
       9/23/02       21.80      14.70           15.78         13.62
       9/24/02       21.60      14.70           15.78         13.62
       9/25/02       21.10      14.70           15.78         13.62
       9/26/02       21.10      14.70           15.78         13.62
       9/27/02       21.30      14.70           15.78         13.62
       9/30/02       21.50      14.70           15.78         13.62
       10/1/02       21.10      14.70           15.78         13.62
       10/2/02       21.00      14.70           15.78         13.62
       10/3/02       20.80      14.70           15.78         13.62
       10/4/02       20.80      14.70           15.78         13.62
       10/7/02       20.60      14.70           15.78         13.62
       10/8/02       20.40      14.70           15.78         13.62
       10/9/02       20.30      14.70           15.78         13.62
      10/10/02       19.30      14.70           15.78         13.62
      10/11/02       19.10      14.70           15.78         13.62
      10/14/02       19.10      14.70           15.78         13.62
      10/15/02       18.40      14.70           15.78         13.62
      10/16/02       18.40      14.70           15.78         13.62
      10/17/02       18.10      14.70           15.78         13.62
      10/18/02       18.30      14.70           15.78         13.62
      10/21/02       17.90      14.70           15.78         13.62
      10/22/02       18.30      14.70           15.78         13.62
      10/23/02       18.20      14.70           15.78         13.62
      10/24/02       18.30      14.70           15.78         13.62
      10/25/02       18.30      14.70           15.78         13.62
      10/28/02       18.30      14.70           15.78         13.62
      10/29/02       18.40      14.70           15.78         13.62
      10/30/02       18.50      14.70           15.78         13.62
      10/31/02       18.40      14.70           15.78         13.62
       11/1/02       18.00      14.70           15.78         13.62
       11/4/02       17.60      14.70           15.78         13.62
       11/5/02       17.40      14.70           15.78         13.62
       11/6/02       17.20      14.70           15.78         13.62
       11/7/02       17.80      14.70           15.78         13.62
       11/8/02       17.90      14.70           15.78         13.62
      11/12/02       17.40      14.70           15.78         13.62
      11/13/02       17.50      14.70           15.78         13.62
      11/14/02       17.20      14.70           15.78         13.62
      11/15/02       17.30      14.70           15.78         13.62
      11/18/02       17.80      14.70           15.78         13.62
      11/19/02       18.10      14.70           15.78         13.62
      11/20/02       18.10      14.70           15.78         13.62
      11/21/02       18.00      14.70           15.78         13.62
      11/22/02       17.80      14.70           15.78         13.62
      11/25/02       17.70      14.70           15.78         13.62
      11/26/02       17.40      14.70           15.78         13.62
      11/27/02       17.40      14.70           15.78         13.62
      11/29/02       17.40      14.70           15.78         13.62
       12/2/02       17.80      14.70           15.78         13.62
       12/3/02       18.00      14.70           15.78         13.62
       12/4/02       18.00      14.70           15.78         13.62
       12/5/02       18.20      14.70           15.78         13.62
       12/6/02       18.20      14.70           15.78         13.62
       12/9/02       18.20      14.70           15.78         13.62
      12/10/02       18.10      14.70           15.78         13.62
      12/11/02       18.00      14.70           15.78         13.62
      12/12/02       17.60      14.70           15.78         13.62
      12/13/02       17.20      14.70           15.78         13.62
      12/16/02       17.10      14.70           15.78         13.62
      12/17/02       17.50      14.70           15.78         13.62
      12/18/02       17.70      14.70           15.78         13.62
      12/19/02       17.90      14.70           15.78         13.62
      12/20/02       17.80      14.70           15.78         13.62
      12/23/02       17.80      14.70           15.78         13.62
      12/24/02       17.80      14.70           15.78         13.62
      12/26/02       17.90      14.70           15.78         13.62
      12/27/02       18.00      14.70           15.78         13.62
      12/30/02       18.10      14.70           15.78         13.62
      12/31/02       18.10      14.70           15.78         13.62
        1/2/03       17.60      14.70           15.78         13.62
        1/3/03       17.60      14.70           15.78         13.62
        1/6/03       17.78      14.70           15.78         13.62
        1/7/03       17.80      14.70           15.78         13.62
        1/8/03       17.80      14.70           15.78         13.62
        1/9/03       17.50      14.70           15.78         13.62
       1/10/03       17.50      14.70           15.78         13.62
       1/13/03       17.50      14.70           15.78         13.62
       1/14/03       17.50      14.70           15.78         13.62
       1/15/03       17.40      14.70           15.78         13.62
       1/16/03       17.40      14.70           15.78         13.62
       1/17/03       17.50      14.70           15.78         13.62
       1/21/03       17.50      14.70           15.78         13.62
       1/22/03       17.60      14.70           15.78         13.62
       1/23/03       17.60      14.70           15.78         13.62
       1/24/03       17.60      14.70           15.78         13.62
       1/27/03       17.60      14.70           15.78         13.62
       1/28/03       17.70      14.70           15.78         13.62
       1/29/03       17.60      14.70           15.78         13.62
       1/30/03       17.60      14.70           15.78         13.62
       1/31/03       17.60      14.70           15.78         13.62

- Implied option volatility has started to decline. Daily realized volatility remains high.

CURRENCIES

The U.S. dollar had been among the world's strongest currencies from 1995 through the middle of 2002. However, this has begun to change. With a current account deficit approaching $300 billion, nearly $1 billion a day needs to be purchased simply to keep the dollar stable.

The dollar's strength has also been undermined by the prospect of growing budget deficits. With a weaker economy, tax receipts have lagged at a time when military expenditures have begun to rise. The likelihood is that budget deficits will continue to mount as proposed tax reduction programs are approved. In addition, with poor returns in the capital markets, the

U.S. has ceased to be as attractive as in the past for non-U.S. investors to make an attractive return.

Of course, for those with non-U.S. investments, which were not hedged into dollars, 2002 produced windfall returns as non-U.S. bonds returned a positive 22 percent.

[CHART]

             CURRENCY APPRECIATION/DEPRECIATION SINCE JANUARY 2002
                            As of December 31, 2002

GT5 GOVT   EUR CURNCY                           JPY CURNCY                         EURJPY CURNCY
DATE       DATE         PX MID      PX LAST     DATE         PX MID     PX LAST    DATE        PX MID    PX LAST
  1/1/02       1/1/02      0.8895      0.8895       1/1/02     131.65     131.65     1/1/02      117.1      117.1
  1/2/02       1/2/02      0.9033      0.9033       1/2/02     132.13     132.13     1/2/02     119.37     119.37
  1/3/02       1/3/02      0.8989      0.8989       1/3/02      131.8      131.8     1/3/02      118.5      118.5
  1/4/02       1/4/02      0.8949      0.8949       1/4/02     131.04     131.04     1/4/02     117.12     117.12
  1/7/02       1/7/02      0.8931      0.8931       1/7/02     131.09     131.09     1/7/02     117.08     117.08
  1/8/02       1/8/02      0.8932      0.8932       1/8/02     132.86     132.86     1/8/02     118.64     118.64
  1/9/02       1/9/02      0.8913      0.8913       1/9/02     133.15     133.15     1/9/02     118.67     118.67
 1/10/02      1/10/02      0.8916      0.8916      1/10/02     132.39     132.39    1/10/02     118.05     118.05
 1/11/02      1/11/02      0.8924      0.8924      1/11/02     132.21     132.21    1/11/02     117.95     117.95
 1/14/02      1/14/02      0.8942      0.8942      1/14/02     132.05     132.05    1/14/02     118.01     118.01
 1/15/02      1/15/02      0.8834      0.8834      1/15/02     131.14     131.14    1/15/02     115.85     115.85
 1/16/02      1/16/02      0.8831      0.8831      1/16/02     132.07     132.07    1/16/02     116.67     116.67
 1/17/02      1/17/02      0.8813      0.8813      1/17/02     132.54     132.54    1/17/02     116.81     116.81
 1/18/02      1/18/02      0.8848      0.8848      1/18/02     132.57     132.57    1/18/02     117.19     117.19
 1/21/02      1/21/02      0.8837      0.8837      1/21/02     132.72     132.72    1/21/02     117.29     117.29
 1/22/02      1/22/02      0.8871      0.8871      1/22/02     133.87     133.87    1/22/02     118.63     118.63
 1/23/02      1/23/02      0.8785      0.8785      1/23/02     134.57     134.57    1/23/02     118.22     118.22
 1/24/02      1/24/02      0.8782      0.8782      1/24/02     134.69     134.69    1/24/02     118.27     118.27
 1/25/02      1/25/02       0.865       0.865      1/25/02     134.46     134.46    1/25/02     116.31     116.31
 1/28/02      1/28/02      0.8616      0.8616      1/28/02     133.44     133.44    1/28/02     115.07     115.07
 1/29/02      1/29/02      0.8657      0.8657      1/29/02     133.46     133.46    1/29/02     115.51     115.51
 1/30/02      1/30/02      0.8613      0.8613      1/30/02     132.89     132.89    1/30/02     114.46     114.46
 1/31/02      1/31/02      0.8593      0.8593      1/31/02     134.68     134.68    1/31/02     115.75     115.75
  2/1/02       2/1/02      0.8618      0.8618       2/1/02     133.07     133.07     2/1/02     114.67     114.67
  2/4/02       2/4/02      0.8698      0.8698       2/4/02     132.35     132.35     2/4/02     115.12     115.12
  2/5/02       2/5/02      0.8677      0.8677       2/5/02     133.93     133.93     2/5/02     116.22     116.22
  2/6/02       2/6/02      0.8674      0.8674       2/6/02     133.69     133.69     2/6/02     115.97     115.97
  2/7/02       2/7/02      0.8702      0.8702       2/7/02     133.75     133.75     2/7/02     116.36     116.36
  2/8/02       2/8/02      0.8722      0.8722       2/8/02     134.71     134.71     2/8/02     117.63     117.63
 2/11/02      2/11/02      0.8766      0.8766      2/11/02     133.38     133.38    2/11/02     116.97     116.97
 2/12/02      2/12/02      0.8768      0.8768      2/12/02     132.64     132.64    2/12/02     116.32     116.32
 2/13/02      2/13/02      0.8709      0.8709      2/13/02     133.27     133.27    2/13/02     116.17     116.17
 2/14/02      2/14/02      0.8737      0.8737      2/14/02     132.12     132.12    2/14/02     115.47     115.47
 2/15/02      2/15/02      0.8735      0.8735      2/15/02     132.61     132.61    2/15/02     115.79     115.79
 2/18/02      2/18/02      0.8706      0.8706      2/18/02     132.71     132.71    2/18/02     115.53     115.53
 2/19/02      2/19/02      0.8763      0.8763      2/19/02     133.57     133.57    2/19/02     117.05     117.05
 2/20/02      2/20/02      0.8698      0.8698      2/20/02     133.73     133.73    2/20/02     116.33     116.33
 2/21/02      2/21/02      0.8704      0.8704      2/21/02      134.2      134.2    2/21/02     116.81     116.81
 2/22/02      2/22/02      0.8755      0.8755      2/22/02     134.15     134.15    2/22/02     117.37     117.37
 2/25/02      2/25/02      0.8695      0.8695      2/25/02     133.86     133.86    2/25/02     116.31     116.31
 2/26/02      2/26/02       0.864       0.864      2/26/02     134.68     134.68    2/26/02     116.35     116.35
 2/27/02      2/27/02      0.8655      0.8655      2/27/02     134.28     134.28    2/27/02     116.27     116.27
 2/28/02      2/28/02      0.8693      0.8693      2/28/02     133.36     133.36    2/28/02     115.96     115.96
  3/1/02       3/1/02      0.8655      0.8655       3/1/02     133.46     133.46     3/1/02     115.47     115.47
  3/4/02       3/4/02      0.8692      0.8692       3/4/02     132.22     132.22     3/4/02     114.92     114.92
  3/5/02       3/5/02      0.8717      0.8717       3/5/02     132.24     132.24     3/5/02     115.27     115.27
  3/6/02       3/6/02      0.8765      0.8765       3/6/02     130.67     130.67     3/6/02     114.51     114.51
  3/7/02       3/7/02      0.8816      0.8816       3/7/02     127.56     127.56     3/7/02     112.51     112.51
  3/8/02       3/8/02      0.8749      0.8749       3/8/02     128.65     128.65     3/8/02     112.48     112.48
 3/11/02      3/11/02      0.8752      0.8752      3/11/02     128.37     128.37    3/11/02     112.41     112.41
 3/12/02      3/12/02      0.8758      0.8758      3/12/02     129.04     129.04    3/12/02     112.97     112.97
 3/13/02      3/13/02       0.876       0.876      3/13/02     129.47     129.47    3/13/02     113.39     113.39
 3/14/02      3/14/02      0.8825      0.8825      3/14/02     129.16     129.16    3/14/02     114.03     114.03
 3/15/02      3/15/02      0.8828      0.8828      3/15/02        129        129    3/15/02     113.92     113.92
 3/18/02      3/18/02      0.8828      0.8828      3/18/02     131.33     131.33    3/18/02     115.95     115.95
 3/19/02      3/19/02      0.8823      0.8823      3/19/02     132.08     132.08    3/19/02     116.56     116.56
 3/20/02      3/20/02      0.8855      0.8855      3/20/02      131.4      131.4    3/20/02     116.35     116.35
 3/21/02      3/21/02      0.8828      0.8828      3/21/02     132.07     132.07    3/21/02     116.55     116.55
 3/22/02      3/22/02      0.8779      0.8779      3/22/02     132.88     132.88    3/22/02     116.59     116.59
 3/25/02      3/25/02       0.877       0.877      3/25/02     133.36     133.36    3/25/02     116.96     116.96
 3/26/02      3/26/02      0.8768      0.8768      3/26/02     133.04     133.04    3/26/02     116.61     116.61
 3/27/02      3/27/02      0.8725      0.8725      3/27/02     132.64     132.64    3/27/02     115.67     115.67
 3/28/02      3/28/02      0.8713      0.8713      3/28/02     132.76     132.76    3/28/02     115.66     115.66
 3/29/02      3/29/02      0.8717      0.8717      3/29/02     132.73     132.73    3/29/02     115.67     115.67
  4/1/02       4/1/02      0.8806      0.8806       4/1/02     133.48     133.48     4/1/02     117.52     117.52
  4/2/02       4/2/02      0.8794      0.8794       4/2/02     133.21     133.21     4/2/02     117.12     117.12
  4/3/02       4/3/02       0.881       0.881       4/3/02     132.74     132.74     4/3/02     116.93     116.93
  4/4/02       4/4/02      0.8785      0.8785       4/4/02     132.33     132.33     4/4/02     116.21     116.21
  4/5/02       4/5/02      0.8783      0.8783       4/5/02     131.58     131.58     4/5/02     115.56     115.56
  4/8/02       4/8/02       0.875       0.875       4/8/02     131.68     131.68     4/8/02     115.22     115.22
  4/9/02       4/9/02      0.8811      0.8811       4/9/02     130.88     130.88     4/9/02     115.29     115.29
 4/10/02      4/10/02      0.8802      0.8802      4/10/02     130.71     130.71    4/10/02     115.09     115.09
 4/11/02      4/11/02      0.8824      0.8824      4/11/02     131.49     131.49    4/11/02     115.96     115.96
 4/12/02      4/12/02      0.8794      0.8794      4/12/02     131.96     131.96    4/12/02     116.11     116.11
 4/15/02      4/15/02      0.8795      0.8795      4/15/02     132.17     132.17    4/15/02     116.21     116.21
 4/16/02      4/16/02      0.8828      0.8828      4/16/02      131.2      131.2    4/16/02     115.74     115.74
 4/17/02      4/17/02      0.8904      0.8904      4/17/02      130.7      130.7    4/17/02     116.32     116.32
 4/18/02      4/18/02      0.8911      0.8911      4/18/02     130.02     130.02    4/18/02     115.86     115.86
 4/19/02      4/19/02      0.8926      0.8926      4/19/02     130.36     130.36    4/19/02     116.21     116.21
 4/22/02      4/22/02      0.8894      0.8894      4/22/02     130.01     130.01    4/22/02     115.65     115.65
 4/23/02      4/23/02      0.8885      0.8885      4/23/02     130.22     130.22    4/23/02     115.71     115.71
 4/24/02      4/24/02      0.8927      0.8927      4/24/02     129.61     129.61    4/24/02     115.68     115.68
 4/25/02      4/25/02       0.898       0.898      4/25/02     128.66     128.66    4/25/02     115.57     115.57
 4/26/02      4/26/02      0.9019      0.9019      4/26/02     127.86     127.86    4/26/02     115.29     115.29
 4/29/02      4/29/02      0.9033      0.9033      4/29/02     127.96     127.96    4/29/02     115.61     115.61
 4/30/02      4/30/02      0.9005      0.9005      4/30/02     128.54     128.54    4/30/02     115.68     115.68
  5/1/02       5/1/02      0.9064      0.9064       5/1/02     127.41     127.41     5/1/02     115.46     115.46
  5/2/02       5/2/02      0.9032      0.9032       5/2/02     127.91     127.91     5/2/02     115.51     115.51
  5/3/02       5/3/02      0.9173      0.9173       5/3/02     127.01     127.01     5/3/02      116.4      116.4
  5/6/02       5/6/02      0.9183      0.9183       5/6/02     127.19     127.19     5/6/02     116.74     116.74
  5/7/02       5/7/02      0.9148      0.9148       5/7/02     128.07     128.07     5/7/02     117.14     117.14
  5/8/02       5/8/02      0.9046      0.9046       5/8/02     128.86     128.86     5/8/02     116.57     116.57
  5/9/02       5/9/02      0.9093      0.9093       5/9/02     128.33     128.33     5/9/02     116.64     116.64
 5/10/02      5/10/02       0.914       0.914      5/10/02     127.58     127.58    5/10/02     116.69     116.69
 5/13/02      5/13/02      0.9121      0.9121      5/13/02     127.79     127.79    5/13/02     116.54     116.54
 5/14/02      5/14/02      0.9026      0.9026      5/14/02     128.49     128.49    5/14/02     116.01     116.01
 5/15/02      5/15/02      0.9119      0.9119      5/15/02     127.67     127.67    5/15/02     116.43     116.43
 5/16/02      5/16/02      0.9109      0.9109      5/16/02     128.13     128.13    5/16/02     116.74     116.74
 5/17/02      5/17/02      0.9203      0.9203      5/17/02     125.98     125.98    5/17/02     115.94     115.94
 5/20/02      5/20/02      0.9212      0.9212      5/20/02     125.32     125.32    5/20/02     115.46     115.46
 5/21/02      5/21/02        0.92        0.92      5/21/02     124.19     124.19    5/21/02     114.26     114.26
 5/22/02      5/22/02       0.926       0.926      5/22/02     124.18     124.18    5/22/02     114.94     114.94
 5/23/02      5/23/02      0.9211      0.9211      5/23/02     125.11     125.11    5/23/02     115.26     115.26
 5/24/02      5/24/02      0.9209      0.9209      5/24/02     124.72     124.72    5/24/02     114.79     114.79
 5/27/02      5/27/02      0.9206      0.9206      5/27/02     124.81     124.81    5/27/02     114.95     114.95
 5/28/02      5/28/02      0.9286      0.9286      5/28/02     124.57     124.57    5/28/02     115.65     115.65
 5/29/02      5/29/02       0.935       0.935      5/29/02     124.35     124.35    5/29/02     116.28     116.28
 5/30/02      5/30/02       0.937       0.937      5/30/02     123.35     123.35    5/30/02     115.57     115.57
 5/31/02      5/31/02      0.9342      0.9342      5/31/02     124.22     124.22    5/31/02     116.03     116.03
  6/3/02       6/3/02      0.9418      0.9418       6/3/02     123.58     123.58     6/3/02     116.14     116.14
  6/4/02       6/4/02      0.9393      0.9393       6/4/02     124.14     124.14     6/4/02      116.6      116.6
  6/5/02       6/5/02      0.9389      0.9389       6/5/02     124.36     124.36     6/5/02     116.78     116.78
  6/6/02       6/6/02      0.9475      0.9475       6/6/02     124.13     124.13     6/6/02     117.63     117.63
  6/7/02       6/7/02      0.9435      0.9435       6/7/02     124.33     124.33     6/7/02     117.26     117.26
 6/10/02      6/10/02      0.9445      0.9445      6/10/02     124.74     124.74    6/10/02     117.78     117.78
 6/11/02      6/11/02      0.9482      0.9482      6/11/02     125.32     125.32    6/11/02     118.82     118.82
 6/12/02      6/12/02      0.9435      0.9435      6/12/02      125.7      125.7    6/12/02     118.59     118.59
 6/13/02      6/13/02      0.9434      0.9434      6/13/02      124.9      124.9    6/13/02     117.83     117.83
 6/14/02      6/14/02      0.9461      0.9461      6/14/02     124.13     124.13    6/14/02     117.42     117.42
 6/17/02      6/17/02      0.9448      0.9448      6/17/02     124.28     124.28    6/17/02      117.4      117.4
 6/18/02      6/18/02      0.9517      0.9517      6/18/02     124.34     124.34    6/18/02     118.33     118.33
 6/19/02      6/19/02      0.9577      0.9577      6/19/02     123.84     123.84    6/19/02     118.61     118.61
 6/20/02      6/20/02      0.9648      0.9648      6/20/02     123.53     123.53    6/20/02     119.14     119.14
 6/21/02      6/21/02      0.9709      0.9709      6/21/02     121.11     121.11    6/21/02     117.57     117.57
 6/24/02      6/24/02      0.9707      0.9707      6/24/02     121.71     121.71    6/24/02     118.11     118.11
 6/25/02      6/25/02      0.9796      0.9796      6/25/02     121.33     121.33    6/25/02     118.85     118.85
 6/26/02      6/26/02      0.9826      0.9826      6/26/02     120.05     120.05    6/26/02     117.96     117.96
 6/27/02      6/27/02      0.9883      0.9883      6/27/02     119.64     119.64    6/27/02     118.24     118.24
 6/28/02      6/28/02      0.9914      0.9914      6/28/02     119.47     119.47    6/28/02     118.58     118.58
  7/1/02       7/1/02      0.9918      0.9918       7/1/02     119.73     119.73     7/1/02     118.74     118.74
  7/2/02       7/2/02      0.9865      0.9865       7/2/02     119.85     119.85     7/2/02     118.24     118.24
  7/3/02       7/3/02      0.9805      0.9805       7/3/02     119.78     119.78     7/3/02     117.45     117.45
  7/4/02       7/4/02      0.9787      0.9787       7/4/02     120.08     120.08     7/4/02     117.52     117.52
  7/5/02       7/5/02      0.9727      0.9727       7/5/02     120.43     120.43     7/5/02     117.07     117.07
  7/8/02       7/8/02      0.9908      0.9908       7/8/02     118.43     118.43     7/8/02     117.32     117.32
  7/9/02       7/9/02      0.9931      0.9931       7/9/02      118.1      118.1     7/9/02     117.29     117.29
 7/10/02      7/10/02      0.9892      0.9892      7/10/02     117.66     117.66    7/10/02      116.4      116.4
 7/11/02      7/11/02      0.9878      0.9878      7/11/02     117.11     117.11    7/11/02     115.71     115.71
 7/12/02      7/12/02      0.9914      0.9914      7/12/02     116.88     116.88    7/12/02     115.84     115.84
 7/15/02      7/15/02      1.0027      1.0027      7/15/02     116.35     116.35    7/15/02     116.66     116.66
 7/16/02      7/16/02      1.0117      1.0117      7/16/02     115.81     115.81    7/16/02     117.14     117.14
 7/17/02      7/17/02      1.0074      1.0074      7/17/02     116.32     116.32    7/17/02     117.18     117.18
 7/18/02      7/18/02      1.0116      1.0116      7/18/02      116.5      116.5    7/18/02     117.85     117.85
 7/19/02      7/19/02      1.0116      1.0116      7/19/02     115.88     115.88    7/19/02     117.23     117.23
 7/22/02      7/22/02      1.0086      1.0086      7/22/02     116.21     116.21    7/22/02     117.18     117.18
 7/23/02      7/23/02      0.9888      0.9888      7/23/02     117.54     117.54    7/23/02     116.22     116.22
 7/24/02      7/24/02      0.9957      0.9957      7/24/02     116.63     116.63    7/24/02     116.13     116.13
 7/25/02      7/25/02      1.0048      1.0048      7/25/02     116.47     116.47    7/25/02     117.01     117.01
 7/26/02      7/26/02      0.9865      0.9865      7/26/02      118.8      118.8    7/26/02     117.19     117.19
 7/29/02      7/29/02      0.9814      0.9814      7/29/02     119.63     119.63    7/29/02     117.38     117.38
 7/30/02      7/30/02       0.983       0.983      7/30/02     120.23     120.23    7/30/02     118.18     118.18
 7/31/02      7/31/02      0.9776      0.9776      7/31/02     119.85     119.85    7/31/02     117.18     117.18
  8/1/02       8/1/02      0.9845      0.9845       8/1/02     119.21     119.21     8/1/02     117.36     117.36
  8/2/02       8/2/02      0.9867      0.9867       8/2/02     118.85     118.85     8/2/02     117.34     117.34
  8/5/02       8/5/02      0.9802      0.9802       8/5/02     119.69     119.69     8/5/02     117.26     117.26
  8/6/02       8/6/02       0.966       0.966       8/6/02     120.77     120.77     8/6/02     116.67     116.67
  8/7/02       8/7/02      0.9748      0.9748       8/7/02     120.17     120.17     8/7/02     117.12     117.12
  8/8/02       8/8/02      0.9671      0.9671       8/8/02     120.99     120.99     8/8/02     117.03     117.03
  8/9/02       8/9/02      0.9701      0.9701       8/9/02     120.16     120.16     8/9/02     116.57     116.57
 8/12/02      8/12/02      0.9787      0.9787      8/12/02     118.97     118.97    8/12/02     116.43     116.43
 8/13/02      8/13/02      0.9837      0.9837      8/13/02     118.37     118.37    8/13/02     116.46     116.46
 8/14/02      8/14/02      0.9782      0.9782      8/14/02     117.39     117.39    8/14/02     114.83     114.83
 8/15/02      8/15/02      0.9816      0.9816      8/15/02     117.39     117.39    8/15/02     115.26     115.26
 8/16/02      8/16/02      0.9848      0.9848      8/16/02     117.65     117.65    8/16/02     115.89     115.89
 8/19/02      8/19/02      0.9759      0.9759      8/19/02     118.68     118.68    8/19/02      115.8      115.8
 8/20/02      8/20/02      0.9788      0.9788      8/20/02      118.8      118.8    8/20/02     116.29     116.29
 8/21/02      8/21/02       0.981       0.981      8/21/02     118.51     118.51    8/21/02     116.28     116.28
 8/22/02      8/22/02      0.9688      0.9688      8/22/02     119.88     119.88    8/22/02     116.15     116.15
 8/23/02      8/23/02      0.9731      0.9731      8/23/02     119.65     119.65    8/23/02     116.43     116.43
 8/26/02      8/26/02      0.9717      0.9717      8/26/02     119.74     119.74    8/26/02     116.35     116.35
 8/27/02      8/27/02      0.9827      0.9827      8/27/02     118.22     118.22    8/27/02     116.18     116.18
 8/28/02      8/28/02      0.9785      0.9785      8/28/02     118.88     118.88    8/28/02     116.32     116.32
 8/29/02      8/29/02       0.984       0.984      8/29/02     118.28     118.28    8/29/02     116.38     116.38
 8/30/02      8/30/02      0.9823      0.9823      8/30/02     118.46     118.46    8/30/02     116.34     116.34
  9/2/02       9/2/02      0.9845      0.9845       9/2/02     118.13     118.13     9/2/02     116.34     116.34
  9/3/02       9/3/02      0.9975      0.9975       9/3/02     116.95     116.95     9/3/02     116.65     116.65
  9/4/02       9/4/02      0.9919      0.9919       9/4/02     118.02     118.02     9/4/02     117.07     117.07
  9/5/02       9/5/02      0.9915      0.9915       9/5/02     118.31     118.31     9/5/02     117.32     117.32
  9/6/02       9/6/02      0.9818      0.9818       9/6/02     118.54     118.54     9/6/02     116.38     116.38
  9/9/02       9/9/02      0.9796      0.9796       9/9/02     118.91     118.91     9/9/02     116.47     116.47
 9/10/02      9/10/02      0.9748      0.9748      9/10/02     119.84     119.84    9/10/02     116.83     116.83
 9/11/02      9/11/02       0.976       0.976      9/11/02     120.31     120.31    9/11/02     117.41     117.41
 9/12/02      9/12/02      0.9815      0.9815      9/12/02     120.14     120.14    9/12/02     117.93     117.93
 9/13/02      9/13/02      0.9718      0.9718      9/13/02      121.7      121.7    9/13/02     118.29     118.29
 9/16/02      9/16/02      0.9689      0.9689      9/16/02     122.25     122.25    9/16/02     118.44     118.44
 9/17/02      9/17/02      0.9739      0.9739      9/17/02     122.04     122.04    9/17/02     118.86     118.86
 9/18/02      9/18/02      0.9778      0.9778      9/18/02      121.5      121.5    9/18/02     118.81     118.81
 9/19/02      9/19/02      0.9873      0.9873      9/19/02     121.32     121.32    9/19/02     119.78     119.78
 9/20/02      9/20/02      0.9826      0.9826      9/20/02      123.4      123.4    9/20/02     121.24     121.24
 9/23/02      9/23/02      0.9785      0.9785      9/23/02      123.9      123.9    9/23/02     121.23     121.23
 9/24/02      9/24/02      0.9817      0.9817      9/24/02     123.31     123.31    9/24/02     121.07     121.07
 9/25/02      9/25/02      0.9763      0.9763      9/25/02     122.79     122.79    9/25/02     119.97     119.97
 9/26/02      9/26/02      0.9771      0.9771      9/26/02     122.06     122.06    9/26/02     119.26     119.26
 9/27/02      9/27/02      0.9806      0.9806      9/27/02     122.52     122.52    9/27/02     120.11     120.11
 9/30/02      9/30/02      0.9866      0.9866      9/30/02     121.81     121.81    9/30/02     120.18     120.18
 10/1/02      10/1/02      0.9827      0.9827      10/1/02     122.63     122.63    10/1/02      120.5      120.5
 10/2/02      10/2/02      0.9866      0.9866      10/2/02     122.88     122.88    10/2/02     121.22     121.22
 10/3/02      10/3/02      0.9879      0.9879      10/3/02     122.61     122.61    10/3/02     121.13     121.13
 10/4/02      10/4/02      0.9788      0.9788      10/4/02     123.29     123.29    10/4/02     120.67     120.67
 10/7/02      10/7/02      0.9828      0.9828      10/7/02     124.35     124.35    10/7/02     122.22     122.22
 10/8/02      10/8/02      0.9791      0.9791      10/8/02     124.29     124.29    10/8/02     121.72     121.72
 10/9/02      10/9/02      0.9902      0.9902      10/9/02     123.28     123.28    10/9/02     122.06     122.06
10/10/02     10/10/02      0.9863      0.9863     10/10/02     123.63     123.63   10/10/02     121.94     121.94
10/11/02     10/11/02      0.9875      0.9875     10/11/02     124.05     124.05   10/11/02     122.51     122.51
10/14/02     10/14/02      0.9871      0.9871     10/14/02     124.32     124.32   10/14/02     122.72     122.72
10/15/02     10/15/02      0.9818      0.9818     10/15/02     124.68     124.68   10/15/02     122.38     122.38
10/16/02     10/16/02      0.9809      0.9809     10/16/02     124.51     124.51   10/16/02     122.14     122.14
10/17/02     10/17/02      0.9707      0.9707     10/17/02     125.12     125.12   10/17/02     121.42     121.42
10/18/02     10/18/02      0.9714      0.9714     10/18/02     125.51     125.51   10/18/02     121.93     121.93
10/21/02     10/21/02      0.9735      0.9735     10/21/02     124.91     124.91   10/21/02     121.64     121.64
10/22/02     10/22/02      0.9776      0.9776     10/22/02     125.15     125.15   10/22/02     122.35     122.35
10/23/02     10/23/02      0.9753      0.9753     10/23/02      124.6      124.6   10/23/02     121.53     121.53
10/24/02     10/24/02      0.9779      0.9779     10/24/02     124.44     124.44   10/24/02     121.69     121.69
10/25/02     10/25/02      0.9758      0.9758     10/25/02     124.33     124.33   10/25/02     121.35     121.35
10/28/02     10/28/02       0.984       0.984     10/28/02     123.53     123.53   10/28/02     121.54     121.54
10/29/02     10/29/02      0.9831      0.9831     10/29/02     123.07     123.07   10/29/02     120.99     120.99
10/30/02     10/30/02      0.9839      0.9839     10/30/02     122.93     122.93   10/30/02     120.94     120.94
10/31/02     10/31/02      0.9903      0.9903     10/31/02     122.48     122.48   10/31/02     121.28     121.28
 11/1/02      11/1/02      0.9966      0.9966      11/1/02     122.17     122.17    11/1/02     121.78     121.78
 11/4/02      11/4/02      0.9981      0.9981      11/4/02     122.19     122.19    11/4/02     121.95     121.95
 11/5/02      11/5/02      0.9999      0.9999      11/5/02     121.87     121.87    11/5/02     121.84     121.84
 11/6/02      11/6/02      1.0039      1.0039      11/6/02     121.72     121.72    11/6/02     122.19     122.19
 11/7/02      11/7/02      1.0097      1.0097      11/7/02     121.15     121.15    11/7/02     122.29     122.29
 11/8/02      11/8/02      1.0132      1.0132      11/8/02     119.84     119.84    11/8/02     121.44     121.44
11/11/02     11/11/02      1.0108      1.0108     11/11/02     119.67     119.67   11/11/02     120.98     120.98
11/12/02     11/12/02       1.013       1.013     11/12/02      119.6      119.6   11/12/02     121.11     121.11
11/13/02     11/13/02      1.0084      1.0084     11/13/02     120.08     120.08   11/13/02     121.07     121.07
11/14/02     11/14/02      1.0041      1.0041     11/14/02     120.43     120.43   11/14/02     120.93     120.93
11/15/02     11/15/02      1.0098      1.0098     11/15/02     120.49     120.49   11/15/02     121.64     121.64
11/18/02     11/18/02      1.0091      1.0091     11/18/02     121.07     121.07   11/18/02     122.17     122.17
11/19/02     11/19/02      1.0024      1.0024     11/19/02     122.29     122.29   11/19/02     122.63     122.63
11/20/02     11/20/02      1.0013      1.0013     11/20/02     122.73     122.73   11/20/02     122.89     122.89
11/21/02     11/21/02      1.0026      1.0026     11/21/02     122.62     122.62   11/21/02     122.93     122.93
11/22/02     11/22/02      0.9968      0.9968     11/22/02     122.81     122.81   11/22/02     122.54     122.54
11/25/02     11/25/02      0.9922      0.9922     11/25/02     122.14     122.14   11/25/02     121.21     121.21
11/26/02     11/26/02      0.9937      0.9937     11/26/02      121.6      121.6   11/26/02      120.8      120.8
11/27/02     11/27/02      0.9903      0.9903     11/27/02     122.32     122.32   11/27/02      121.1      121.1
11/28/02     11/28/02      0.9937      0.9937     11/28/02     122.29     122.29   11/28/02     121.64     121.64
11/29/02     11/29/02      0.9943      0.9943     11/29/02     122.54     122.54   11/29/02     121.87     121.87
 12/2/02      12/2/02      0.9968      0.9968      12/2/02     124.45     124.45    12/2/02     124.08     124.08
 12/3/02      12/3/02      0.9972      0.9972      12/3/02     124.35     124.35    12/3/02     123.99     123.99
 12/4/02      12/4/02      1.0009      1.0009      12/4/02     124.56     124.56    12/4/02     124.69     124.69
 12/5/02      12/5/02      1.0006      1.0006      12/5/02     124.92     124.92    12/5/02     124.96     124.96
 12/6/02      12/6/02      1.0091      1.0091      12/6/02     123.51     123.51    12/6/02      124.8      124.8
 12/9/02      12/9/02      1.0109      1.0109      12/9/02     123.35     123.35    12/9/02     124.68     124.68
12/10/02     12/10/02      1.0082      1.0082     12/10/02     123.77     123.77   12/10/02     124.78     124.78
12/11/02     12/11/02      1.0087      1.0087     12/11/02     123.64     123.64   12/11/02     124.69     124.69
12/12/02     12/12/02      1.0186      1.0186     12/12/02      122.7      122.7   12/12/02     124.96     124.96
12/13/02     12/13/02      1.0241      1.0241     12/13/02      120.5      120.5   12/13/02     123.39     123.39
12/16/02     12/16/02      1.0223      1.0223     12/16/02     121.38     121.38   12/16/02     124.09     124.09
12/17/02     12/17/02      1.0276      1.0276     12/17/02     121.29     121.29   12/17/02     124.64     124.64
12/18/02     12/18/02      1.0279      1.0279     12/18/02     121.02     121.02   12/18/02     124.32     124.32
12/19/02     12/19/02      1.0271      1.0271     12/19/02      120.6      120.6   12/19/02     123.83     123.83
12/20/02     12/20/02      1.0276      1.0276     12/20/02     120.38     120.38   12/20/02     123.65     123.65
12/23/02     12/23/02      1.0267      1.0267     12/23/02     120.46     120.46   12/23/02     123.63     123.63
12/24/02     12/24/02      1.0302      1.0302     12/24/02     120.29     120.29   12/24/02     123.91     123.91
12/25/02     12/25/02      1.0323      1.0323     12/25/02     120.29     120.29   12/25/02     124.24     124.24
12/26/02     12/26/02      1.0375      1.0375     12/26/02     119.96     119.96   12/26/02     124.46     124.46
12/27/02     12/27/02       1.044       1.044     12/27/02     119.88     119.88   12/27/02     125.14     125.14
12/30/02     12/30/02      1.0479      1.0479     12/30/02     118.52     118.52   12/30/02     124.19     124.19
12/31/02     12/31/02      1.0492      1.0492     12/31/02     118.79     118.79   12/31/02     124.62     124.62

Mutual fund investing involves risk; loss of principal is possible.
The S&P 500 and NASDAQ Composite Indices are unmanaged indices that are commonly used to measure the performance of U.S. stocks. The Morgan Stanley Capital International EAFE Index tracks the performance of over 1,000 common stocks in Europe, Australia and the Far East and is widely recognized as a benchmark for measuring the performance of foreign equity funds. The Lehman Brothers Mortgage-Backed Securities Index tracks the mortgage-backed pass-through securities of GNMA, FNMA and FHLMC. The Lehman Brothers U.S. Aggregate Bond Index tracks the performance of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year. The Lehman Brothers Corporate Bond Index tracks the performance of investment-grade corporate bonds with maturities of at least one year. The Salomon Smith Barney High Yield Market Index tracks the performance of speculative-grade bonds that have at least one year to maturity and that are not in default; its returns are adjusted for loss of coupon payments or accrued interest. The Salomon Smith Barney World Government Bond Index tracks 19 government bond markets in the U.S., Canada, Europe and the Far East. You cannot invest directly in an index. U.S. Treasuries are debt obligations of the U.S. government that are backed by its full faith and credit; their principal and interest payments are guaranteed, while the Fund offers no such guarantee.

PORTFOLIO REVIEWS - U.S. PORTFOLIOS
DECEMBER 31, 2002

U.S. SHORT-TERM PORTFOLIO
LIMITED DURATION PORTFOLIO

The Portfolios invest in similar types of short- and intermediate-term investments and only differ on a duration basis. The U.S. Short-Term Portfolio is positioned with a shorter duration, while Limited Duration has a somewhat longer duration.

The Portfolios started off the first quarter with an overweight allocation to the asset-backed ("ABS") market and flat duration verses the portfolios' benchmarks. With persistent signs of an economic recovery, the ABS market had a strong first quarter. ABS spreads were helped by strong investor demand looking to put cash to work and lower than expected supply. The greatest impact however on the portfolios was the dissipation of the spread premium; fixed rate ABS paper across all prepay sensitive sectors witnessed a drop in the cost for holding premium dollar priced assets. However, towards the end of the first quarter ABS spreads came under pressure following an increase in supply and a lessening of investor demand. Overall, the asset-backed positions added significantly to returns during the quarter. The Limited Duration Portfolio also held a small over weight allocation to intermediate fixed rate U.S. agency securities; this position added slightly to returns as spreads tightened.

The overweight allocation to the ABS sector was maintained during the second quarter and a yield curve flattening position was initiated expressing our view that the U.S. yield curve was to steep. Concerns over corporate profits, stock market weakness, accounting issues and the pace of the U.S. economic recovery attracted investors to the triple-A ABS market. This flight to quality caused top-tier ABS spreads to improve slightly. The yield enhancement from ABS securities further added to incremental returns during the second quarter. However, a further steepening of the U.S. yield curve caused the yield curve flattening position to detract slightly from returns.

ABS spreads were under pressure for much of the third quarter, especially for the fixed rate intermediate sector, as continued weakness in the equity and credit markets leaked over to the securitized market. Intermediate fixed rate spreads widened as the market continued to penalize premium priced securities during the third quarter U.S. Treasury rally. Tiering also became more pronounced as investors looked to avoid headline risks associated with deteriorating subprime collateral performance and increasing economic weakness. In general, top-tier ABS allocations added to third quarter returns, while sub-prime issue selection detracted due to the flight to quality theme. The Portfolios also maintained a yield curve flattening position from the first half of the year. This position significantly detracted from returns as the cash returns generated from this trade significantly under-performed U.S. Treasuries, which rallied more than 100 bps.

The fourth quarter was the most difficult in terms of performance. The subprime sectors of the ABS market experienced an unprecedented level of volatility. Subprime lending faced intensified scrutiny as more securities experienced performance related spread widening and credit downgrades. The Portfolios' allocation to the subprime credit card and airline lease sectors detracted significantly from returns during the fourth quarter.

Mutual fund investing involves risk. Past performance is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. U.S. Treasuries are debt obligations of the U.S. government that are backed by its full faith and credit; their principal and interest payments are guaranteed, while the Fund offers no such guarantee. Sector allocations are subject to change at any time and are not recommendations to buy or sell in any sectors.

U.S. INFLATION-INDEXED PORTFOLIO

2002 saw an excellent return year for the inflation linked bond asset class. With the equity market slumping for the third consecutive year, a U.S. economy that was demonstrating more risk to the downside, and potentially higher inflation given the geopolitical risk and weaker US currency, investors flocked to US Treasury Inflation Protected Securities ("TIPS"). This asset class had also gained increased popularity as the U.S. Treasury reaffirmed its commitment in future issuance and the securities became a better known sector with a longer trading history. Net of all fees, the Portfolio returned +16.17% during this calendar year. (Please refer to Performance - U.S. Portfolios.)

Part of the attraction of TIPS is to provide inflation protection. During 2002, inflation expectations fluctuated, with the market initially expecting a pickup in future inflation in the 1st quarter given projected strong economic growth, accommodative monetary policy and higher oil prices. However, toward the second half of the year, as economic growth fizzled and deflationary pressures emerged due to a lack of corporate pricing power and cheap imports, expectations for inflation were forecasted to be close to 1% despite the running inflation rate of over 2%.

In terms of specific strategy, the Portfolio was fully invested in TIPS throughout the period, with much of the active management implemented through various yield curve exposures. As the 2007 maturity TIPS became eligible for more money funds, we kept an overweight in this issue to capture the increased demand. In addition, given the steep yield curve in the U.S. market, we entered into a yield curve flattening exposure to overweight 30 year maturity TIPS versus 10 year maturity issues. We also favored "on the run" versus older issues as we believe the liquidity of the former command a premium.

Looking forward, we remain strategically positive on TIPS. Fundamentally, we believe that the implied breakeven inflation rate is too low, with market prices reflecting slightly higher than 1% inflation on the shorter maturity TIPS. The credibility of the U.S. Federal Reserve to fight deflation, along with the potential oil price shock from a war with Iraq, combined with an eventual economic recovery in the U.S., make implied inflation look understated, especially when the Consumer Price Index (CPI) is currently running at close to 2.5%. Technically, demand for TIPS should gain traction as investors seek higher yields and allocations out of equities. The investor base will likely be further enhanced by the U.S. Treasury's commitment to continue to issue TIPS and the greater liquidity that comes from greater popularity.

Mutual fund investing involves risk. Past performance is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

MORTGAGE-BACKED PORTFOLIO

In a year marked by economic and geopolitical uncertainty, mortgage-backed securities enjoyed the benefits of a strong housing market and heavy crossover buying from credit-weary investors. Decreasing corporate profitability, higher default rates and a significant increase in the amount of credit downgrades versus upgrades led to an environment of risk aversion trading, setting off significant sales of corporate bonds and cut backs on direct corporate loans in favor of mortgage related investments. As a result, the Lehman Mortgage-Backed Securities Index outperformed U.S. Treasuries by about 1.75%, while the Lehmen Corporate Bond Index underperformed U.S. Treasuries by almost 2.50%.

The year began with a period of stable interest rates that persisted throughout most of the first five months of the year, providing an excellent environment for the mortgage sector. Thirty-year mortgage rates stayed in a 50 basis point range during this period, leading to minimal refinancing activity and strong demand for mortgage-backed securities. It became more evident during the second quarter, however, that deteriorating economic fundamentals could plague the U.S. economy for longer than had been expected. Interest rates began what would become a prolonged rally that lasted until the end of the third quarter. From high to low, mortgage rates dropped more than 1.50% during this period, leading to underperformance of mortgages versus U.S. Treasuries as well as a significant change in the risk profile of the mortgage sector. By the end of September, almost all of the existing mortgages in the U.S. were exposed to at least some refinancing incentive, and a large portion of outstanding mortgages could refinance into new mortgages with rates 1.00% or more lower than their current rate.

Despite the elevated prepayment risk and market uncertainty, the fourth quarter ended on a strong note for the mortgage sector. While there were record levels of prepayments and heavy supply during the quarter, the crucial factor was the robust demand for mortgage-backed securities. Mortgage investors had been left with significant cash balances due to large prepayment pay-downs and that cash was being re-invested back into the mortgage market. Commercial banks continued to allow only minimal amounts of growth in commercial lending and instead focused most investment demand toward their mortgage securities portfolios.

For the twelve-month period ending in December, the Mortgage-Backed Portfolio returned 8.68% after expenses. The Lehman Brothers Mortgage-Backed Securities Index returned 8.75% during the same period. (Please refer to Performance - U.S. Portfolios.) The fund benefited from investments in prepayment sensitive sectors of the mortgage market, which did particularly well during the low-volatility, stable interest rate periods during the year. Detracting from performance, however, were investments in mortgage-related sectors that have higher sensitivity to consumer credit fundamentals and commercial mortgage performance.

Mutual fund investing involves risk. Past performance is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Lehman Brothers Mortgage-Backed Securities Index tracks the performance of the mortgage-backed pass-through securities of GNMA, FNMA and FHLMC. The Lehman Brothers Corporate Bond Index tracks the performance of investment-grade corporate bonds with maturities of at least one year. You cannot invest directly in an index. U.S. Treasuries are debt obligations of the U.S. government that are backed by its full faith and credit their principal and interest payments are guaranteed, while the Portfolio offers no such guarantee.

FFTW FUNDS, INC.

PERFORMANCE - U.S. PORTFOLIOS
DECEMBER 31, 2002

U.S. SHORT-TERM PORTFOLIO seeks to attain a high level of total return as may be consistent with the preservation of capital and to maintain liquidity by investing primarily in high-quality fixed income securities with an average U.S. dollar-weighted duration of less than one year. U.S. Short-Term is NOT a money market fund and its shares are NOT guaranteed by the U.S. Government.

[CHART]

   COMPARISON OF CHANGES IN VALUE OF A $100,000 INVESTMENT IN U.S. SHORT-TERM
            PORTFOLIO AND THE MERRILL LYNCH 3-6 MONTH TREASURY INDEX

              U.S. SHORT-TERM PORTFOLIO   MERRILL LYNCH 3-6 MONTH TREASURY INDEX
12/31/92              $  100,000                       $  100,000
3/31/93               $  100,782                       $  100,941
6/30/93               $  101,436                       $  101,729
9/30/93               $  102,319                       $  102,618
12/31/93              $  102,885                       $  103,444
3/31/94               $  103,624                       $  104,169
6/30/94               $  104,334                       $  105,290
9/30/94               $  105,570                       $  106,499
12/31/94              $  106,805                       $  107,828
3/31/95               $  108,482                       $  109,726
6/30/95               $  109,946                       $  111,529
9/30/95               $  111,407                       $  113,163
12/31/95              $  112,888                       $  114,888
3/31/96               $  114,264                       $  116,312
6/30/96               $  115,621                       $  117,872
9/30/96               $  117,275                       $  119,552
12/31/96              $  119,060                       $  121,210
3/31/97               $  120,524                       $  122,742
6/30/97               $  122,173                       $  124,596
9/30/97               $  123,830                       $  126,402
12/31/97              $  125,121                       $  128,116
3/31/98               $  126,921                       $  129,865
6/30/98               $  128,590                       $  131,700
9/30/98               $  130,932                       $  133,700
12/31/98              $  132,118                       $  135,241
3/31/99               $  133,549                       $  136,813
6/30/99               $  134,431                       $  138,387
9/30/99               $  135,967                       $  140,191
12/31/99              $  137,742                       $  141,914
3/31/2000             $  139,547                       $  143,884
6/30/2000             $  141,924                       $  146,222
9/30/2000             $  144,453                       $  148,469
12/31/2000            $  147,371                       $  151,022
3/31/2001             $  149,800                       $  153,569
6/30/2001             $  151,539                       $  155,329
9/30/2001             $  153,639                       $  157,278
12/31/2001            $  154,427                       $  158,333
3/31/2002             $  155,189                       $  159,032
6/30/2002             $  155,952                       $  159,916
9/30/2002             $  156,460                       $  160,692
12/31/2002            $  155,887                       $  161,337

(Past performance is not predictive of future performance.)

      Average Annual Total Return for the periods ended December 31, 2002.

                                              ONE YEAR    FIVE YEARS   TEN YEARS
    U.S. SHORT-TERM PORTFOLIO*                  0.95%        4.49%        4.54%
    Merrill Lynch 3-6 Month Treasury Index      1.89%        4.72%        4.90%

  * Commenced operations on December 6, 1989

Performance date reflects an expense limitation currently in effect. Without the expense limitation, total returns would have been lower.

Performance data, for the Portfolio and Index, represents past results and are not indicative of future performance of the Portfolio or Index. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

LIMITED DURATION PORTFOLIO seeks to maintain a stable level of total return as may be consistent with the preservation of capital by investing primarily in high-quality debt securities with an average U.S. dollar-weighted duration of less than three years and by using interest rate hedging as a stabilizing technique.

[CHART]

  COMPARISON OF CHANGES IN VALUE OF A $100,000 INVESTMENT IN LIMITED DURATION
            PORTFOLIO AND THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX

              LIMITED DURATION PORTFOLIO   MERRILL LYNCH 1-3 YEAR TREASURY INDEX
7/26/93              $  100,000                     $  100,000
9/30/93              $  101,606                     $  101,223
12/31/93             $  101,849                     $  101,821
3/31/94              $  101,367                     $  101,313
6/30/94              $  101,212                     $  101,397
9/30/94              $  102,277                     $  102,396
12/31/94             $  102,146                     $  102,405
3/31/95              $  105,756                     $  105,840
6/30/95              $  109,315                     $  109,238
9/30/95              $  110,737                     $  110,884
12/31/95             $  113,635                     $  113,668
3/31/96              $  114,237                     $  114,050
6/30/96              $  115,440                     $  115,202
9/30/96              $  117,116                     $  117,101
12/31/96             $  119,634                     $  119,336
3/31/97              $  120,654                     $  120,125
6/30/97              $  123,458                     $  122,772
9/30/97              $  126,252                     $  125,178
12/31/97             $  128,170                     $  127,278
3/31/98              $  129,931                     $  129,148
6/30/98              $  132,044                     $  131,123
9/30/98              $  136,012                     $  135,160
12/31/98             $  136,869                     $  136,184
3/31/99              $  138,162                     $  136,999
6/30/99              $  138,231                     $  137,778
9/30/99              $  139,631                     $  139,515
12/31/99             $  140,806                     $  140,354
3/31/2000            $  142,695                     $  142,113
6/30/2000            $  145,424                     $  144,552
9/30/2000            $  148,624                     $  147,593
12/31/2000           $  152,807                     $  151,576
3/31/2001            $  156,570                     $  155,752
6/30/2001            $  158,535                     $  157,583
9/30/2001            $  163,492                     $  162,907
12/31/2001           $  164,205                     $  164,165
3/31/2002            $  164,861                     $  164,177
6/30/2002            $  168,802                     $  168,076
9/30/2002            $  172,870                     $  172,124
12/31/2002           $  173,748                     $  173,614

(Past performance is not predictive of future performance.)

      Average Annual Total Return for the periods ended December 31, 2002:

                                                                         SINCE
                                              ONE YEAR    FIVE YEARS   INCEPTION*
    LIMITED DURATION PORTFOLIO                  5.81%        6.27%        6.03%
    Merrill Lynch 1-3 Year Treasury Index       5.76%        6.40%        6.02%

  * Limited Duration Portfolio commenced operations on July 26, 1993.

Performance data reflects an expense limitation currently in effect. Without the expense limitation total returns would have been lower.

Performance data, for the Portfolio and Index, represents past results and are not indicative of future performance of the Portfolio or Index. Share value will fluctuate so that an investor's shares. When redeemed, may be worth more or less than the original investment.

U.S. INFLATION-INDEXED PORTFOLIO seeks to attain a high level of total return in excess of inflation as may be consistent with the preservation of capital.

      Average Annual Total Return for the periods ended December 31, 2002:

[CHART]

        COMPARISON OF CHANGES IN VALUE OF A $100,000 INVESTMENT IN U.S. INFLATION-INDEXED PORTFOLIO AND THE LEHMAN BROTHERS U.S. TREASURY INFLATION
                                  NOTES INDEX

                U.S. INFLATION-INDEXED PORTFOLIO**      LEHMAN BROTHERS U.S. TREASURY INFLATION NOTES INDEX
1/2/2001                    $  100,000                                       $  100,000
3/31/2001                   $  103,494                                       $  104,821
6/30/2001                   $  105,231                                       $  106,523
9/30/2001                   $  107,809                                       $  108,170
12/31/2001                  $  106,538                                       $  106,994
3/31/2002                   $  108,093                                       $  108,583
6/30/2002                   $  114,050                                       $  114,930
9/30/2002                   $  123,032                                       $  124,059
12/31/2002                  $  123,780                                       $  124,715

(Past performance is not predictive of future performance.)

                                                                                 SINCE
                                                                   ONE YEAR    INCEPTION*
      U.S. INFLATION-INDEXED PORTFOLIO**                            16.17%      11.27%
      Lehman Brothers U.10,000. Treasury Inflation Notes Index      16.57%      11.69%

   * U.S. Inflation-Indexed Portfolio commenced operations on January 2, 2001.

  ** On December 24, 2002, the Sole Shareholder of the Inflation-Indexed Hedged
     Portfolio executed a Unanimous Written Consent approving changes, effective January 1, 2003, to the Portfolio's investment policies to permit the Portfolio to invest primarily in inflation-Indexed securities denominated in U.S. dollars, to eliminate the requirement that the Portfolio seek to hedge at least 65% of its assets and to change the name of the Portfolio from the Inflation-Indexed Hedged Portfolio to the U.S. Inflation-Indexed Portfolio. The Board of Directors of the Fund approved the above-referenced changes at a meeting held on November 25, 2002.

Performance data reflects an expense limitation currently in effect. Without the expense limitation, total returns would have been lower.

Performance data, for the Portfolio and Index, represents past results and are not indicative of future performance of the Portfolio or Index. Share value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original investment.

MORTGAGE-BACKED PORTFOLIO seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in mortgage-related securities maintaining an average U.S. dollar-weighted duration in the range of two to six years.

[CHART]

   COMPARISON OF CHANGES IN VALUE OF A $100,000 INVESTMENT IN MORTGAGE-BACKED
           PORTFOLIO AND THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX

              MORTGAGE-BACKED PORTFOLIO    LEHMAN MORTGAGE-BACKED SECURITIES INDEX
4/28/96               $  100,000                         $  100,000
6/29/96               $  101,127                         $  100,742
9/29/96               $  103,620                         $  102,804
12/30/96              $  106,539                         $  105,765
3/30/97               $  107,319                         $  105,894
6/29/97               $  111,580                         $  109,903
9/29/97               $  114,846                         $  113,119
12/30/97              $  117,400                         $  115,796
3/30/98               $  119,395                         $  117,681
6/29/98               $  121,656                         $  119,704
9/29/98               $  125,786                         $  122,879
12/30/98              $  126,115                         $  123,863
3/30/99               $  127,960                         $  125,076
6/29/99               $  126,548                         $  124,510
9/29/99               $  127,268                         $  125,667
12/30/99              $  127,638                         $  126,155
3/30/2000             $  130,276                         $  127,888
6/29/2000             $  133,149                         $  130,781
9/29/2000             $  137,484                         $  135,008
12/30/2000            $  142,442                         $  140,242
3/30/2001             $  145,285                         $  144,073
6/29/2001             $  146,419                         $  145,532
9/29/2001             $  152,264                         $  151,667
12/30/2001            $  151,606                         $  151,766
3/31/2002             $  153,245                         $  153,282
6/30/2002             $  158,050                         $  158,609
9/30/2002             $  162,737                         $  162,832
12/31/2002            $  164,758                         $  165,035

(Past performance is not predictive of future performance.)

      Average Annual Total Return for the periods ended December 31, 2002:

                                                                          SINCE
                                              ONE YEAR    FIVE YEARS   INCEPTION*
    MORTGAGE-BACKED PORTFOLIO                   8.68%        7.01%        7.76%
    Lehman Mortgage-backed Securities Index     8.75%        7.33%        7.79%

  * Mortgage-Backed Portfolio commenced operations on April 29, 1996.

Performance data reflects an expense limitation currently in effect. Without the expense limitation, total returns would have been lower.

Performance data, for the Portfolio and Index, represents past results and are not indicative of future performance of the Portfolio or Index. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

FFTW Funds, Inc.

PORTFOLIO REVIEWS - GLOBAL AND INTERNATIONAL PORTFOLIOS
DECEMBER 31, 2002

WORLDWIDE PORTFOLIO
WORLDWIDE CORE PORTFOLIO

The Worldwide Portfolio is benchmarked to the Lehman Global Aggregate Index, which outperformed indexes for most equity investments during 2003. For instance, the S&P 500, S&P 400, Russell 2000 and MSCI- EAFE Indices all posted negative returns for the year. The Worldwide Portfolio, unhedged to the U.S. Dollar, on the other hand, returned 15.0% net of all fees during 2003, while the Worldwide Core Portfolio, hedged into U.S. Dollars, returned 7.4% net of all fees. (Please refer to Performance - Global and International Portfolios.) The difference in performance between these two Portfolios was a result of the U.S. Dollar's weakening against most currencies, especially with respect to the Euro over the course of the year.

In hedged U.S. Dollar terms, the U.S. regional bloc contributed most to return, followed by the Pan-European bloc and the Asian-Pacific bloc. Among fixed income sectors, the safe havens of governments and mortgages contributed most to return. But, even corporate credit was positive for the year as a whole. In corporate credit, the financial industry delivered the highest return while the utility industry was weakest.

Over the year, risk aversion was the dominant theme. Individual cases of corporate fraud and public perception of accounting irregularities undermined public trust in equity and credit capital markets. Investor sentiment was also affected by geopolitical concerns such as the likely U.S. invasion of Iraq and tension with North Korea. Equity markets remained weak globally and the U.S. Dollar consistently suffered against the Euro.

The weakness in the U.S. Dollar was associated with capital flight from the U.S. Foreign investors lost confidence in U.S. financial markets with headline stories about corporate disclosure and loose fiscal policies that could reduce real economic growth in the long-term. But, real economic growth remained weak even during 2002 and equity markets continued to fall. As a result, investors sought the safety of US Treasuries causing their yields to fall to historic lows. During November, the Federal Reserve cut interest rates by 50 basis points while new fiscal stimulus measures were announced in order to revive the economy.

With interest rates at record low levels, mortgage refinancing hit all-time highs during the year. This was negative for the sector. However, mortgages did not weaken significantly as demand from banks and credit-weary investors remained strong. The market for asset-backed securities ("ABS") remained positive too. Demand focused on simple, well-structured, high-quality ABS issues. Liquidity remained important throughout the year.

In US credit, market volatility was high during the early part of the year as S&P and Moody's introduced more stringent rating criteria while focus on accounting practices intensified. During the second quarter, corporate credits were battered by news about corporate fraud. Large issuers like WorldCom were downgraded to junk status. After producing the worst relative performance in memory through the end of the third quarter, corporate bonds staged a massive rally in November, sparked by short-covering. HSBC's announced purchase of Household International was a significant catalyst, and levered players also bought back positions in heavily discounted names like Sprint and Ford. Reduction in short-term rates also supported the market.

In Europe, economic data was weak throughout the year. Unemployment remained high. At the same time, consumer and business sentiment remained pessimistic. For individual markets in the Euro-zone, there were tremendous disparities in economic data which added to investor confusion. Towards the end of the year, the European Union provided fiscal stimulus to growth by relaxing the terms of the European Growth and Stability pact. In December, the European

Currency Board cut rates by 50 basis points to provide monetary stimulus as well. European government bonds performed well for the year as investors sought refuge from weak equity markets.

The U.K economy outperformed the Euro zone for the year although exports declined and industrial production remained weak. Rising fiscal expenditures were accompanied with increases in taxes. The real estate market remained strong. With speculation regarding a referendum for Euro membership in 2004, the UK gilt market performed poorly versus Europe but stayed positive as a safe haven relative to the weak equity market. Yields on 10-year UK gilts remained stable around 4.4%.

During the year, European Credit was negatively affected by U.S. corporate disclosure news especially in the telecom sector. One of the largest issuers in the Telecom market, France Telecom, was downgraded two notches by Moody's to Baa3. Liquidity remains an important consideration for European Credit.

2002 brought no relief to Japan's contracting economy. Economic indicators were positive during the early part of the year but became negative towards the end. S&P, Moody's and Fitch downgraded Japanese Government Bonds ("JGB's") during the year. These downgrades had been anticipated so they affected markets only marginally. Weak domestic equities prompted strong demand for JGB's by domestic investors. Policy confusion and fears of further deflation caused 10-year JGB's to offer yields below 1%.

In foreign exchange markets, continuing disclosure of corporate accounting frauds in the US initially prevailed over poor economic data in Europe and uncertainty in Japan. While the US recovery remained unimpressive, the outlook in Europe and Japan was no better, so the Euro or Yen only appeared strong relative to an exceptionally weak dollar. The 50 basis point cut from the US Federal Reserve in November failed to boost the US dollar, but instead suggested that the US economy was even worse-off than previously feared. The return of the Iraq issue and the prospect of unilateral US action further damaged US dollar sentiment. In December, lower numbers from the Institute for Supply Management survey, payroll reports and the resignation of US Treasury Secretary Paul O'Neill led the dollar to weaken significantly versus both the euro and the yen.

Mutual fund investing involves risk. Past performance is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investments in foreign securities may involve greater volatility as well as political, economic and currency risks and may utilize accounting methods that differ from U.S. standards. The Lehman Global Aggregate Index is a broad-based measure of international investment-grade bond markets. The S&P 500, Russell 2000 and NASDAQ Composite Indices are unmanaged indices that are commonly used to measure the performance of U.S. stocks. The Morgan Stanley Capital International EAFE Index tracks the performance of over 1,000 common stocks in Europe, Australia and the Far East and is widely recognized as a benchmark for measuring the performance of foreign equity funds. You cannot invest directly in an index. Please refer to the Schedule of Investments for Portfolio holdings, which are subject to change at any time and do not constitute a recommendation to buy or sell any security.

INTERNATIONAL PORTFOLIO

Over the year, risk aversion was the dominant theme. Individual cases of corporate fraud and public perception of accounting irregularities undermined public trust in equity and credit capital markets. Investor sentiment was also affected by geopolitical concerns such as the likely U.S. invasion of Iraq and tension with North Korea. Equity markets remained weak globally and the U.S. Dollar consistently suffered against the Euro.

In Europe, economic data was weak throughout the year. Unemployment remained high. At the same time, consumer and business sentiment remained pessimistic. For individual markets in the Euro-zone, there were tremendous disparities in economic data which added to investor confusion. Towards the end of the year, the European Union provided fiscal stimulus to growth by relaxing the terms of the European Growth and Stability pact. In December, the European Currency Board cut rates by 50 basis points to provide monetary stimulus as well. European government bonds performed well for the year as investors sought refuge from weak equity market.

The U.K. economy outperformed the Euro zone for the year although exports declined and industrial production remained weak. Rising fiscal expenditures were accompanied with increases in taxes. The real estate market remained strong. With speculation regarding a referendum for Euro membership in 2004, the UK gilt market performed poorly versus Europe but stayed positive as a safe haven relative to the weak UK equity market. Yields on 10-year gifts remained stable around 4.4.%.

2002 brought no relief to Japan's contracting economy. Economic indicators were positive during the early part of the year but became negative towards the end. S&P, Moody's and Fitch downgraded Japanese Government Bonds ("JGB's") during the year. These downgrades had been anticipated so they affected markets only marginally. Weak domestic equities prompted strong demand for JGB's by domestic investors. Policy confusion and fears of further deflation caused 10-year. JGB's to offer yields below 1%.

In foreign exchange markets, continuing disclosure of corporate accounting frauds in the U.S. initially prevailed over poor economic data in Europe and uncertainty in Japan. While the U.S. recovery remained unimpressive, the outlook in Europe and Japan was no better so the Euro or Yen only appeared strong relative to an exceptionally weak dollar. The 50 basis point cut from the U.S. Federal Reserve in November failed to boost the U.S. dollar, but instead suggested that the U.S. economy was even worse-off then previously feared. The return of the Iraq issue and the prospect of unilateral U.S. action further damaged U.S. dollar sentiment. In December, lower numbers from the Institute for Supply Management survey, payroll reports and the resignation of U.S. Treasury Secretary Paul O'Neill led the dollar to weaken significantly versus both the Euro and the Yen.

Mutual fund Investing Involves risk. Past performance is not indicative of future performance. The investment return and principal value an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investments in foreign securities may involve greater volatility as well as political, economic and currency risks and may utilize accounting methods that differ from U.S. standards.

EMERGING MARKET PORTFOLIO

The year started by putting an end to the rally in emerging market debt that took off in November 2001. Bonds rallied strongly during the first quarter of 2002, with the spread of the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified tightening by about 100 basis points. Considerable money inflows were seen during the first quarter. Together with supportive technical factors, these inflows helped maintain a range-bound market in March amid increased nervousness about the possibility of military engagement in Iraq, the continuity of economic policy after the Brazilian election, the outcome of the opposition movement in Venezuela, currency instability in Argentina, the sustainability of the governing coalition in Turkey, and the outlook for interest rates in the U.S + The strongest performers were the Ivory Coast (+40%), Ecuador (+15%) and Russia (+15%). Uruguay was the surprise under performer, falling close to 20% as financial concerns in Argentina leaked across the border.

Spreads began to pull back in late April as U.S. companies reported mixed earnings, the U.S. dollar weakened and Lula rose in the Brazilian polls. In Colombia, Alvaro Uribe, an independent running on an anti-guerrilla platform, was elected president with a strong mandate. In June, contagion from Brazil was observed. For the first time since Brazil started to sell off in April, fund managers sold bonds from other countries and in other regions, such as Venezuela, Mexico, Russia and even Asia, in response to the news in Brazil. Worries started to crop up about the future of the Brazilian fiscal situation regardless of who became president. For the second half of June, global equities drove the market and EMBI Global Diversified had its largest monthly loss in three years at -3.6%. Over the second quarter what began as a relatively straightforward re-pricing of Brazilian political risks turned into a re-pricing of the asset class, adjusting for the possibility of a default on Brazilian debt, a worsening political environment throughout Latin America and worries about further spikes in global risk aversion.

The turbulence in emerging markets continued into the third quarter dominated by the possibility of a Brazilian default. The largest IMF bailout in Latin American history reduced the probability of such a default, but most of the new money was back loaded thus dependent on policy commitments by the next Brazilian government which led to market disappointment. IMF support packages were also given to Uruguay which included direct funding from the U.S. Treasury, something the Bush administration had made a point of saying they would not do and to Paraguay which lent support for an agreement with Ecuador whose spreads narrowed strongly on the back on this news. On a net basis, the EMBI Global Diversified gained 0.95% over the third quarter.

Emerging markets moved in tandem with equities over most of the fourth quarter, with few exceptions, most notably the days around Brazil's first round elections which left Lula with a clear lead. However, after he was elected, market friendly statements by Lula, improvements in the trade balance and increased risk appetite helped investors give president-elect Lula the benefit of the doubt. In November, the landslide victory of the AKP in the Turkish elections raised hopes of longer-lasting political stability. In Ecuador, the victory of Lucio Gutierrez in the elections has encouraged market participants as he talked about eliminating state monopolies and implementing austere fiscal measures. Overall increased risk appetite helped emerging market performance significantly and the EMBI Global Diversified gained 10.06% over the fourth quarter.

In a year marked by several threats to the asset class and a global environment of diminished risk appetite, emerging market debt managed respectable returns, mostly owing to high carry and a U.S. Treasury rally.

Mutual fund investing involves risk. Past performance is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investments in foreign securities may involve greater volatility as well as political, economic and currency risks and may utilize accounting methods that differ from U.S. standards. The JP Morgan Emerging Markets Bond Index Global Diversified tracks the performance of emerging markets debt instruments, with country weights of the larger countries constrained in order to increase the index's diversification. You cannot invest directly in an index.

PERFORMANCE - GLOBAL AND INTERNATIONAL PORTFOLIOS DECEMBER 31, 2002

WORLDWIDE PORTFOLIO seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed Income securities from bond markets worldwide, denominated in both U.S. dollars and foreign currencies, with an average U.S. dollar-weighted duration of less than eight years.

[CHART]

 COMPARISON OF CHANGES IN VALUE OF A $100,000 INVESTMENT IN WORLDWIDE PORTFOLIO
            AND THE LEHMAN BROTHERS GLOBAL AGGREGATE INDEX (UNHEDGED)

             WORLDWIDE PORTFOLIO   LEHMAN BROTHERS GLOBAL AGGRGATE INDEX (UNHEDGED)
12/31/92         $  100,000                       $  100,000
3/31/93          $  105,374                       $  104,443
6/30/93          $  109,845                       $  107,212
9/30/93          $  114,928                       $  110,935
12/31/93         $  115,860                       $  111,070
3/31/94          $  111,517                       $  109,622
6/30/94          $  110,771                       $  109,475
9/30/94          $  113,005                       $  110,752
12/31/94         $  113,254                       $  111,317
3/31/95          $  117,236                       $  120,339
6/30/95          $  122,011                       $  126,850
9/30/95          $  122,112                       $  128,220
12/31/95         $  127,504                       $  133,194
3/31/96          $  125,478                       $  131,073
6/30/96          $  126,480                       $  132,128
9/30/96          $  130,160                       $  135,575
12/31/96         $  134,855                       $  139,735
3/31/97          $  130,717                       $  135,553
6/30/97          $  134,215                       $  139,749
9/30/97          $  137,622                       $  142,912
12/31/97         $  138,811                       $  145,017
3/31/98          $  139,534                       $  146,817
6/30/98          $  143,378                       $  149,962
9/30/98          $  156,072                       $  161,315
12/31/98         $  160,436                       $  164,917
3/31/99          $  154,456                       $  159,586
6/30/99          $  149,031                       $  154,821
9/30/99          $  153,592                       $  158,884
12/31/99         $  151,808                       $  156,383
3/31/2000        $  151,624                       $  156,485
6/30/2000        $  151,502                       $  157,265
9/30/2000        $  150,017                       $  155,441
12/31/2000       $  156,755                       $  161,351
3/31/2001        $  154,658                       $  159,056
6/30/2001        $  153,179                       $  158,052
9/30/2001        $  161,757                       $  167,837
12/31/2001       $  158,947                       $  163,885
3/31/2002        $  156,978                       $  162,534
6/30/2002        $  170,677                       $  177,047
9/30/2002        $  175,728                       $  183,549
12/31/2002       $  182,747                       $  190,944


(Past performance is not predictive of future performance.)

      Average Annual Total Return for the periods ended December 31, 2002:

                                                                 ONE YEAR    FIVE YEARS   TEN YEARS
    WORLDWIDE PORTFOLIO*                                          14.97%        5.65%        6.21%
    Lehman Brothers Global Aggrgate Index (Unhedged)              16.53%        5.65%        6.68%

  * Commenced operations on April 15, 1992.

Performance data reflects an expense limitation currently in effect. Without the expense limitation total returns would have been lower.

Performance data, for the Portfolio and Index, represents past results and are not indicative of future performance of the Portfolio or Index. Share value will fluctuate so that an investor's shares, when redeemed, may be worth may be worth more or less than the original investment.

WORLDWIDE CORE PORTFOLIO seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in both U.S. dollars and foreign currencies, with an average U.S. dollar-weighted duration of less than eight years and by actively utilizing currency hedging techniques.

[CHART]

   COMPARISON OF CHANGES IN VALUE OF A $100,000 INVESTMENT IN WORLDWIDE CORE
         PORTFOLIO AND LEHMAN BROTHERS GLOBAL AGGREGATE INDEX (HEDGED)

               WORLDWIDE CORE PORTFOLIO    LEHMAN BROTHERS GLOBAL AGGREGATE INDEX (HEDGED)
12/31/92               $  100,000                          $  100,000
3/31/93                $  104,921                          $  103,647
6/30/93                $  107,502                          $  106,346
9/30/93                $  112,220                          $  109,592
12/31/93               $  112,888                          $  111,377
3/31/94                $  108,393                          $  107,946
6/30/94                $  109,639                          $  106,120
9/30/94                $  121,107                          $  106,480
12/31/94               $  121,733                          $  107,489
3/31/95                $  123,672                          $  112,571
6/30/95                $  125,512                          $  118,669
9/30/95                $  127,887                          $  121,850
12/31/95               $  135,114                          $  127,006
3/31/96                $  135,003                          $  126,239
6/30/96                $  137,737                          $  128,140
9/30/96                $  142,494                          $  131,798
12/31/96               $  148,671                          $  136,200
3/31/97                $  150,324                          $  136,623
6/30/97                $  155,146                          $  141,387
9/30/97                $  162,609                          $  146,163
12/31/97               $  167,398                          $  150,216
3/31/98                $  170,404                          $  153,548
6/30/98                $  175,309                          $  157,101
9/30/98                $  185,225                          $  164,437
12/31/98               $  186,698                          $  165,262
3/31/99                $  186,924                          $  166,519
6/30/99                $  185,288                          $  165,292
9/30/99                $  185,328                          $  165,717
12/31/99               $  186,337                          $  166,563
3/31/2000              $  190,407                          $  170,075
6/30/2000              $  193,086                          $  172,787
9/30/2000              $  198,087                          $  176,827
12/31/2000             $  206,436                          $  183,754
3/31/2001              $  213,101                          $  189,151
6/30/2001              $  213,924                          $  190,320
9/30/2001              $  219,418                          $  196,492
12/31/2001             $  220,766                          $  197,058
3/31/2002              $  220,461                          $  196,924
6/30/2002              $  227,198                          $  202,606
9/30/2002              $  233,683                          $  210,444
12/31/2002             $  237,021                          $  213,700

(Past performance is not predictive of future performance.)

      Average Annual Total Return for the periods ended December 31, 2002:

                                                                 ONE YEAR    FIVE YEARS   TEN YEARS
    WORLDWIDE CORE PORTFOLIO*                                      7.36%        7.20%        9.01%
    Lehman Brothers Global Aggregate Index (Hedged)                8.45%        7.30%        7.89%

  * Commenced operations on April 15, 1992.

Performance data reflects an expense limitation currently in effect. Without the expense limitation total returns would have been lower.

Performance data, for the Portfolio and Index, represents past results and are not indicative of future performance of the Portfolio or Index. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

INTERNATIONAL PORTFOLIO seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in foreign currencies, with an average U.S. dollar-weighted duration of less than eight years.

[CHART]

    COMPARISON OF CHANGES IN VALUE OF A $100,000 INVESTMENT IN INTERNATIONAL
     PORTFOLIO, LEHMAN BROTHERS GLOBAL AGGREGATE INDEX AND JP MORGAN GLOBAL
                   GOVERNMENT BOND INDEX (NON-U.S. UNHEDGED)

                                      LEHMAN BROTHERS GLOBAL AGGREGATE   JP MORGAN GLOBAL GOVERNMENT BOND
            INTERNATIONAL PORTFOLIO           INDEX (EX-USD)                 INDEX (NON-U.S. UNHEDGED)
5/9/96             $  100,000                    $  100,000                        $  100,000
6/30/96            $   99,822                    $  101,455                        $  100,650
9/30/96            $  103,127                    $  105,195                        $  104,213
12/31/96           $  106,662                    $  108,515                        $  107,023
3/31/97            $  101,061                    $  101,723                        $  100,806
6/30/97            $  103,467                    $  104,048                        $  103,389
9/30/97            $  106,224                    $  104,833                        $  103,971
12/31/97           $  106,208                    $  104,163                        $  102,991
3/31/98            $  106,220                    $  105,002                        $  103,675
6/30/98            $  108,780                    $  107,459                        $  105,743
9/30/98            $  120,120                    $  118,832                        $  116,276
12/31/98           $  125,700                    $  123,380                        $  121,833
3/31/99            $  119,062                    $  116,612                        $  115,798
6/30/99            $  114,995                    $  111,047                        $  110,461
9/30/99            $  119,265                    $  115,732                        $  116,589
12/31/99           $  117,730                    $  112,489                        $  114,299
3/31/2000          $  116,850                    $  110,520                        $  112,893
6/30/2000          $  115,865                    $  109,845                        $  112,135
9/30/2000          $  110,806                    $  104,528                        $  106,996
12/31/2000         $  116,580                    $  108,087                        $  111,460
3/31/2001          $  111,362                    $  102,838                        $  106,061
6/30/2001          $  108,681                    $  101,162                        $  103,959
9/30/2001          $  116,268                    $  108,724                        $  111,970
12/31/2001         $  111,656                    $  104,032                        $  107,454
3/31/2002          $  109,473                    $  102,316                        $  105,533
6/30/2002          $  124,744                    $  116,576                        $  120,218
9/30/2002          $  128,565                    $  119,903                        $  123,709
12/31/2002         $  136,008                    $  127,314                        $  131,189

(Past performance is not predictive of future performance.)

      Average Annual Total Return for the periods ended December 31, 2002:

                                                                                             SINCE
                                                                  ONE YEAR    FIVE YEARS   INCEPTION*
    INTERNATIONAL PORTFOLIO                                        21.81%        5.07%        4.73%
    Lehman Brothers Global Aggregate Index (ex-USD)**              22.37%        4.09%        3.70%
    JP Morgan Global Government Bond Index (Non-U.S. Unhedged)     22.09%        4.96%        4.17%

  * International Portfolio commenced operations on May 9, 1996.

 ** Effective January 2, 2002 the International Portfolio changed its benchmark index from the JP Morgan Global Government Bond Index (Non-U.S. Unhedged) to the Lehman Brothers Global Aggregate Index (ex-USD) to better reflect the investment strategy of the International Portfolio.

Performance data reflects an expense limitation currently in effect. Without the expense limitation total returns would have been lower.

Performance data, for the Portfolio and Index, represents past results and are not indicative of future performance of the Portfolio or Index. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

EMERGING MARKETS PORTFOLIO seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in fixed income securities from bond markets in emerging markets countries, denominated in local currencies or currencies of OECD countries, with an average U.S. dollar-weighted duration of less than eight years.

[CHART]

   COMPARISON OF CHANGE IN VALUE OF A $100,000 INVESTMENT IN EMERGING MARKETS PORTFOLIO, JPM EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED AND THE JP MORGAN
                                  EMBI GLOBAL

             EMERGING MARKETS PORTFOLIO    JPM EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED    JP MORGAN EMBI GLOBAL
8/12/97             $  100,000                               $  100,000                               $  100,000
9/30/97             $  100,412                               $  102,787                               $  102,702
12/31/97            $   98,805                               $   97,653                               $   98,053
3/31/98             $  102,886                               $  102,983                               $  103,425
6/30/98             $   97,534                               $   98,049                               $   97,987
9/30/98             $   74,642                               $   79,690                               $   77,799
12/31/98            $   88,429                               $   89,728                               $   86,733
3/31/99             $   88,734                               $   94,015                               $   91,267
6/30/99             $   90,699                               $   97,076                               $   95,406
9/30/99             $   92,680                               $   98,186                               $   96,829
12/31/99            $   98,800                               $  107,278                               $  107,704
3/31/2000           $  102,423                               $  112,797                               $  114,782
6/30/2000           $  103,832                               $  112,995                               $  115,190
9/30/2000           $  107,593                               $  118,661                               $  120,936
12/31/2000          $  110,070                               $  120,881                               $  123,223
3/31/2001           $  111,256                               $  124,872                               $  126,017
6/30/2001           $  116,290                               $  130,382                               $  130,400
9/30/2001           $  109,108                               $  128,282                               $  124,960
12/31/2001          $  119,816                               $  132,625                               $  124,891
3/31/2002           $  128,481                               $  139,268                               $  132,117
6/30/2002           $  123,005                               $  135,755                               $  126,029
9/30/2002           $  119,503                               $  136,955                               $  125,550
12/31/2002          $  131,576                               $  150,728                               $  141,264

(Past performance is not predictive of future performance.)

      Average Annual Total Return for the periods ended December 31, 2002:

                                                                                             SINCE
                                                                  ONE YEAR    FIVE YEARS   INCEPTION*
    EMERGING MARKETS PORTFOLIO                                      9.81%        5.89%        5.22%
    JP Morgan Emerging Markets Bond Index Global                   13.11%        7.57%        6.62%
    JP Morgan Emerging Markets Bond Index Global Diversified**     13.65%        9.06%        7.91%

  * Emerging Markets Portfolio commenced operations on August 12, 1997.

 ** Effective January 2, 2002, the Emerging Markets Portfolio changed its benchmark index from the JP Morgan Emerging Markets Bond Index Global to the JP Morgan Emerging Markets Bond Index Global Constrained to better reflect the investment strategy of the Emerging Markets Portfolio. Effective July 1, 2002, the JP Morgan Emerging Markets Bond Index Global Constrained changed its name to the JP Morgan Emerging Markets Bond Index Global Diversified.

Performance data, for the Portfolio and Index, represents past results and are not indicative of future performance of the Portfolio or Index. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

FFTW FUNDS, INC.

MARKET OUTLOOK
DECEMBER 31, 2002

The single most important factor for bond markets, equity markets and currency markets in 2003 will be the war against Iraq. Financial markets are currently anticipating an outcome that can best be characterized as optimistic - a short war, a quick US victory, few US military and Iraqi civilian casualties, and only limited geopolitical fall out in the region.

While this scenario may be the most probable, if events spin out of control, the adverse consequences would be very wide ranging. For example, if weapons of mass destruction are used, this would not simply raise the financial and human costs of the war, but would have a dramatic effect on business and consumer confidence throughout the world and permanently alter investors' perception of risk, with potentially very damaging effects on all equity markets. Furthermore, even if the military outcome is relatively costless, there remains considerable uncertainty about a host of factors - the reconstruction commitment that the US will have to bear in Iraq, the reverberations of the war on the geopolitics of an already unstable Middle East, and the scope of future terrorist threats.

Against this backdrop, trying to forecast the economic outlook is almost impossible. Currently, all economies are going through a "soft patch", although the scope of this "soft patch" varies across regions. The US is experiencing a jobless recovery. Unemployment remains high, and at the same time there is an overhang of excess capacity, particularly in technology and telecoms, which limits the growth of business investment. Nevertheless, of all the major economies, the US is likely in the best shape, mainly due to highly expansionary monetary and fiscal policies. The growth of consumer spending has in large part been sustained by tax cuts, while government expenditure is continuing to provide a boost to the economy. By contrast, Europe is still stuck in low gear. Policy has been too tight - fiscal policy was perversely tightened last year because of the Maastricht rules, while the ECB has been responding to a one-time blip in inflation that appeared following the introduction of Euro notes and coins at the beginning of last year. In addition, some parts of Europe, most notably Germany and Italy, are witnessing a credit crunch as banks try to rebuild their damaged balance sheets. Japan is flirting with its fourth recession in a decade. The recovery that we saw in the first half of 2002 may yet again run out of steam, a potential casualty of the continued political stalemate over banking reform.

Due to the faltering world economy, for the moment, we are broadly positive about government bond markets. Even if the economy picks up later in the year, short-term rates will remain low as central banks seek to ensure that any recovery moves to a stage of being self-sustaining. Long rates are, therefore, somewhat capped on the upside by the steepness of the curve. The area where we have adopted a negative view of government bonds is Japan; 5-year JGB yields are at 25 basis points and therefore have minimal room to rally.

Despite the situation of the world economy, commodity prices have been very strong. Energy and precious metals are at the highs of the decade because of war risks. Concerns about deflation became clearly overblown, and inflationary expectations in both the US and Europe are now rising. In this environment, we believe that inflation-indexed securities are very attractive both absolutely and compared to nominal bonds.

Last year was the worst year for corporate bonds relative to government bonds, particularly in the US, for more than a decade. Despite the modest improvement in earnings that occurred, investors woke up to the risks of over-leveraged corporate balance sheets. In mid-2002, it seemed that investors had overreacted, pushing out the typical investment-grade corporate bond spreads in the US to over 220 basis points. In retrospect, it became apparent that corporate bonds had become highly undervalued, and there was a very sharp short covering rally in the fourth quarter of 2002. However, companies do seem to have rediscovered their bond holders and are taking steps to improve their balance sheets - paying down debt, issuing new equity, curtailing investment. This is a multi-year trend and will most likely be associated with continued but slow declines in corporate bond spreads. European corporate bonds in general are less attractive. Leverage ratios in Europe have continued to climb, while, with a sluggish European economic backdrop, improvement in earnings has been slow.

After a bull market in the US dollar of almost seven years, last year we witnessed a dramatic change of trend particularly against the Euro and against the so-called commodity currencies. This trend is currently being fueled by the perception that the US is undertaking a very active and onerous geopolitical role at a time when its current account deficit is at a record high. The emergence of heightened conflict between Europe (a capital exporting region) and the US (a capital importing region) over the Iraq war will probably exacerbate the downward pressure on the dollar.

The information above reflects the opinion of FFTW management. It is subject to change and is not a recommendation to buy or sell any security.

                       This page intentionally left blank

FFTW FUNDS, INC.

U.S. SHORT-TERM PORTFOLIO - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                             COUPON                        FACE
                                                                              RATE       MATURITY         AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) - 49.9%
AUTO LOAN - 7.2%
Daimler Chrysler Auto Trust, Ser. 2001-C, Class A3                            4.210%     07/06/2005   $  1,700,000   $  1,738,094
Honda Auto Receivables Owner Trust, Ser. 2002-1, Class A2                     2.550%     04/15/2004        846,007        847,877
MMCA Automobile Trust, Ser. 2000-2, Class B                                   7.420%     08/15/2005      1,869,500      1,993,566
Premier Auto Trust, Ser. 1999-3, Class A4                                     6.430%     03/08/2004      2,202,526      2,225,946
                                                                                                                     ------------
                                                                                                                        6,805,483
                                                                                                                     ------------
CREDIT CARD - 1.1%
Capital One Master Trust, Ser. 2000-5, Class A (FRN)                          1.520%     08/15/2006      1,000,000      1,000,096
                                                                                                                     ------------

EQUIPMENT - 3.6%
Advanta Equipment Receivables Trust, Ser. 2000-1, Class A3                    7.405%     02/15/2007      2,348,853      2,376,386
CIT Equipment Collateral, Ser. 2001-A, Class A2                               3.730%     03/22/2004      1,008,469      1,010,298
                                                                                                                     ------------
                                                                                                                        3,386,684
                                                                                                                     ------------
HOME EQUITY LOAN - 34.8%
ABSC Long Beach Home Equity Loan Trust, Ser. 2000-LB1, Class AV (FRN)         1.679%     08/21/2030      2,101,870      2,100,067
Ameriquest Mortgage Securities Inc., Ser. 2000-2, Class A (FRN)               1.720%     07/15/2030        849,610        850,394
Bayview Financial Acquisition Trust, Ser. 2002-BA, Class A1 (FRN) + #         1.880%     03/25/2035      6,000,000      6,010,272
Block Mortgage Finance Inc., Ser. 1997-2, Class A6 (FRN)                      1.630%     05/25/2027        257,396        256,951
CIT Group Home Equity Loan Trust, Ser. 2002-1, Class MV1 (FRN)                2.080%     09/25/2030      1,470,000      1,442,923
Countrywide Home Equity, Ser. 1999-A, Class CTFS (FRN)                        1.740%     04/15/2025      1,021,112      1,017,245
Credit Suisse First Boston Mortgage Securities Corp., Ser
2001-HS27, Class A (FRN) + *                                                  2.070%     08/25/2031      3,180,498      3,152,669
Fleet Home Equity Loan Trust, Ser. 2001-1, Class A (FRN)                      1.630%     05/20/2031      4,116,443      4,101,776
GSAMP Trust, Ser. 2002-NC1, Class A2 (FRN)                                    1.740%     07/25/2032      1,858,187      1,853,382
Household Home Equity Loan Trust, Ser. 2002-1, Class A (FRN)                  1.790%     12/22/2031      3,384,513      3,381,474
Household Home Equity Loan Trust, Ser. 2002-3, Class A (FRN)                  1.870%     07/20/2032        895,927        894,355
IMPAC CMB Trust, Ser. 2001-3, Class A1                                        1.750%     10/25/2031      2,271,068      2,268,309
Morgan Stanley Dean Witter Credit Corp. Heloc Trust, Ser
2002-1, Class A (FRN)                                                         1.770%     09/25/2027      1,457,685      1,457,153
Residential Asset Securities Corp., Ser. 1996-KS2, Class A4                   7.980%     05/25/2026      1,680,462      1,741,199
Residential Asset Securities Corp., Ser. 2001-KS1, Class AI3                  5.854%     02/25/2026      1,124,052      1,136,138
Residential Funding Mortgage Securities I, Ser. 2002-HI4, Class
A1 (FRN)                                                                      1.550%     07/25/2010      1,202,206      1,202,293
                                                                                                                     ------------
                                                                                                                       32,866,600
                                                                                                                     ------------
OTHER ABS - 3.2%
CIT Marine Trust, Ser. 1999-A, Class A2                                       5.800%     04/15/2010        804,413        811,243
Swing Street CLO, Ser. 2001-1A, Class B1 (FRN) +                              2.420%     12/07/2010      2,228,000      2,181,212
                                                                                                                     ------------
                                                                                                                        2,992,455
                                                                                                                     ------------
  Total (Cost - $47,118,724)                                                                                           47,051,318
                                                                                                                     ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 6.0%
CMO FLOATER - 3.4%
FHLMC, Ser. T-19, Class A (FRN)                                               1.590%     02/25/2029      1,198,434      1,190,328
Structured Asset Securities Corporation, Ser. 2002-NP1, Class
A1 (FRN) + *                                                                  2.070%     08/25/2032      2,042,986      2,042,986
                                                                                                                     ------------
                                                                                                                        3,233,314
                                                                                                                     ------------
OTHER CMO - 2.6%

Amortizing Residential Collateral Trust, Ser. 2002-BC1, Class  A
(FRN)                                                                         1.760%     01/01/2032      2,405,837      2,400,698
Santa Barbara Funding II, Ser. A, Class 1 (FRN)                               2.525%     03/20/2018         69,526         70,252
                                                                                                                     ------------
                                                                                                                        2,470,950
                                                                                                                     ------------
  Total (Cost - $5,716,783)                                                                                             5,704,264
                                                                                                                     ------------

See Notes to Financial Statements.

                                                                       COUPON                            FACE
                                                                        RATE            MATURITY        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (CMBS) - 4.1%
Credit Suisse First Boston Mortgage Securities Corp., Ser
2001-FL2A, Class A (FRN) + #                                                1.670%      09/15/2013   $   1,551,493   $   1,546,865
Salomon Brothers Mortgage Securities VII, Ser. 2001-CDCA,
Class A (FRN) + #                                                           1.660%      02/15/2013       2,351,021       2,348,153
                                                                                                                     -------------
  Total (Cost - $3,894,661)                                                                                              3,895,018
                                                                                                                     -------------

SHORT-TERM INVESTMENTS - 37.2%
BMW U.S. Capital Corp., CP++                                                1.210%      01/02/2003       5,000,000       4,999,832
FHLB ++                                                                     1.230%      01/22/2003      15,000,000      14,989,237
U.S. Treasury Bill ++                                                 1.165-1.230%      01/16/2003      15,000,000      14,993,520
U.S. Treasury Bill ++ @                                                     1.625%      02/20/2003         200,000         199,690
                                                                                                                     -------------
  Total (Cost - $35,181,337)                                                                                            35,182,279
                                                                                                                     -------------

TOTAL INVESTMENTS - 97.2% (COST - $91,911,505)                                                                          91,832,879
                                                                                                                     -------------
OTHER ASSETS, NET OF LIABILITIES - 2.8%                                                                                  2,619,306
                                                                                                                     -------------
NET ASSETS - 100.0%                                                                                                  $  94,452,185
                                                                                                                     =============

SUMMARY OF ABBREVIATIONS
CLO   Collateralized Loan Obligation
CP    Commercial Paper
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FRN   Floating Rate Note
+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers, and may be considered illiquid. At December 31, 2002, these securities were valued at $17,282,157 or 18.3% of net assets.
#     These 144A securities have been deemed to be liquid by the Board of
      Directors.
* Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.
++    Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

LIMITED DURATION PORTFOLIO - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                           COUPON                         FACE
                                                                            RATE        MATURITY         AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) - 79.9%
AUTO LOAN - 28.2%
Americredit Automobile Receivables Trust, Ser. 2001-1, Class B              5.810%      05/06/2006   $   3,000,000   $   3,148,569
Americredit Automobile Receivables Trust, Ser. 2002-D, Class A4             3.400%      04/13/2009       2,500,000       2,559,245
Daimler Chrysler Auto Trust, Ser. 2000-C, Class A3                          6.820%      09/06/2004         834,962         844,458
Daimler Chrysler Auto Trust, Ser. 2001-C, Class A3                          4.210%      07/06/2005       3,000,000       3,067,224
Daimler Chrysler Auto Trust, Ser. 2001-D, Class A4                          3.780%      02/06/2007       3,500,000       3,624,110
First Security Auto Owner Trust, Ser. 2000-2, Class A3                      6.830%      07/15/2004         884,636         890,040
Ford Credit Auto Owner Trust, Ser. 1999-D, Class B                          6.870%      01/15/2004       3,160,000       3,166,282
Ford Credit Auto Owner Trust, Ser. 2000-G, Class B                          6.920%      04/15/2005       1,983,000       2,085,519
Ford Credit Auto Owner Trust, Ser. 2001-A, Class B                          5.960%      07/15/2005       3,000,000       3,151,293
Ford Credit Auto Owner Trust, Ser. 2002-A, Class A4A                        4.360%      09/15/2006       2,800,000       2,932,446
Honda Auto Receivables Owner Trust, Ser. 2002-2, Class A3                   3.830%      02/15/2006       2,500,000       2,568,062
MMCA Automobile Trust, Ser. 2000-2, Class B                                 7.420%      08/15/2005       2,700,000       2,879,180
National City Auto Receivables Trust, Ser. 2002-A, Class A4                 4.830%      08/15/2009       2,000,000       2,115,282
Navistar Finance Corp., Ser. 2001-B, Class A4                               4.370%      11/17/2008       3,000,000       3,141,633
Superior Wholesale Inventory Financing Trust, Ser. 2001-A7,
Class A (FRN)                                                               1.510%      03/15/2006       3,000,000       3,000,774
Volkswagen Credit Auto Master Trust, Ser. 2000-1, Class A (FRN)             1.575%      08/20/2007       5,000,000       5,012,595
WFS Financial Owner Trust, Ser. 2002-2, Class A4                            4.500%      02/20/2010       2,500,000       2,613,577
                                                                                                                     -------------
                                                                                                                        46,800,289
                                                                                                                     -------------
CREDIT CARD - 23.7%
Advanta Business Card Master Trust, Ser. 2000-B, Class B (FRN)              1.970%      01/20/2006       3,000,000       3,001,575
Associates Credit Card Trust, Ser. 2000-2, Class B (FRN)                    1.760%      09/18/2006         921,000         921,216
Capital One Master Trust, Ser. 2001-5, Class A                              5.300%      06/15/2009       3,000,000       3,226,464
Chase Credit Card Master Trust, Ser. 2001-4, Class A                        5.500%      11/17/2008       2,264,000       2,458,992
Citibank Credit Card Issuance Trust, Ser. 2001-A6, Class A6                 5.650%      06/16/2008       3,000,000       3,271,167
Citibank Credit Card Master Trust, Ser. 1999-7, Class A                     6.650%      11/15/2006       2,700,000       2,931,614
Discover Card Master Trust 1, Ser. 2000-9, Class A                          6.350%      07/15/2008       3,000,000       3,311,778
Fleet Credit Card Master Trust II, Ser. 2000-C, Class A                     7.020%      02/15/2008       3,000,000       3,334,620
Fleet Credit Card Master Trust II, Ser. 2002-C, Class A                     2.750%      04/15/2008       3,000,000       3,030,258
MBNA Credit Card Master Note Trust, Ser. 2001-A1, Class A1                  5.750%      10/15/2008       3,000,000       3,280,635
MBNA Credit Card Master Note Trust, Ser. 2002-A1, Class A1                  4.950%      06/15/2009       3,000,000       3,229,476
MBNA Master Credit Card Trust, Ser. 2000-I, Class C                         7.650%      01/15/2008       2,000,000       2,205,910
Metris Master Trust, Ser. 2001-1, Class B (FRN)                             2.220%      12/20/2007         700,000         551,988
Metris Master Trust, Ser. 2001-3, Class B (FRN)                             2.320%      07/21/2008       2,000,000       1,400,000
Standard Credit Card Master Trust, Ser. 1995-1, Class A                     8.250%      01/07/2007       2,800,000       3,131,324
                                                                                                                     -------------
                                                                                                                        39,287,017
                                                                                                                     -------------
HOME EQUITY LOAN - 24.3%
ABSC Nims Trust, Ser. 2002-HE1, Class A # +                                 7.000%      04/17/2032         593,504         596,431
ACE Securities Corp., Ser. 2001-AQ1, Class A1 (FRN)                         1.680%      04/25/2031         724,615         722,257
Advanta Mortgage Loan Trust, Ser. 1998-1, Class A6                          6.430%      03/25/2028       1,895,952       1,975,006
Advanta Mortgage Loan Trust, Ser. 2000-2, Class A3                          7.760%      05/25/2018       2,089,252       2,141,333
American Business Financial Services, Ser. 2002-2, Class A3                 4.760%      06/15/2021       2,000,000       2,072,500
Ameriquest Mortgage Securities Inc., Ser. 2002-1, Class AF3                 5.120%      05/25/2032       3,000,000       3,124,416
Centex Home Equity, Ser. 2000-C, Class A4                                   7.720%      05/25/2029       2,545,000       2,747,427
Centex Home Equity, Ser. 2002-B, Class AF2                                  4.487%      05/25/2020       2,250,000       2,299,849
Chase Funding Loan Aquisition Trust, Ser. 2001-C2, Class IA2                5.673%      05/25/2022       2,414,310       2,457,762
Chase Funding Mortgage Loan Asset-Backed, Ser. 2002-1, Class 1A3            5.039%      12/25/2023       2,000,000       2,086,688
Chase Funding Mortgage Loan Asset-Backed, Ser. 2002-2, Class 1A3            4.038%      02/25/2023       2,000,000       2,043,918
Conseco Finance, Ser. 2000-C, Class A (FRN)                                 1.790%      12/15/2029       1,410,510       1,400,806
Contimortgage Home Equity Loan Trust, Ser. 1998-3, Class A10                5.840%      05/15/2016           1,270           1,282
Countrywide Asset-Backed Certificates, Ser. 1999-3, Class AF5               7.730%      09/25/2027       1,884,392       1,969,146

See Notes to Financial Statements.

                                                                           COUPON                         FACE
                                                                            RATE        MATURITY         AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
HOME EQUITY LOAN  (CONTINUED)
IMC Home Equity Loan Trust, Ser. 1998-1, Class A6                           6.520%      06/20/2029   $     496,908   $     525,687
Residential Asset Securities Corp., Ser. 1999-KS2, Class AI7                7.390%      06/25/2028       2,500,000       2,695,755
Residential Asset Securities Corp., Ser. 2001-KS1, Class AI3                5.854%      02/25/2026       2,697,726       2,726,731
Saxon Asset Securities Trust, Ser. 2001-1, Class AF4                        6.310%      03/25/2026       3,000,000       3,197,736
Saxon Asset Securities Trust, Ser. 2001-2, Class AF4                        6.190%      08/25/2022       1,500,000       1,588,477
Vanderbilt Mortgage Finance, Ser. 2002-C, Class A1F                         2.550%      12/07/2009       3,902,176       3,886,933
                                                                                                                     -------------
                                                                                                                        40,260,140
                                                                                                                     -------------
OTHER ABS - 3.7%
CIT Marine Trust, Ser. 1999-A, Class A2                                     5.800%      04/15/2010         223,448         225,345
CIT Marine Trust, Ser. 1999-A, Class A4                                     6.250%      11/15/2019       3,000,000       3,222,645
Public Service New Hampshire Funding LLC, Ser. 2001-1, Class A2             5.730%      11/01/2010       2,500,000       2,717,385
                                                                                                                     -------------
                                                                                                                         6,165,375
                                                                                                                     -------------
  Total (Cost - $129,942,980)                                                                                          132,512,821
                                                                                                                     -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 8.2%
CMO FLOATER - 1.8%
Holmes Financing plc, Ser. 5, Class 1C (FRN)                                3.125%      07/15/2040       3,000,000       3,031,172
                                                                                                                     -------------
PLANNED AMORTIZATION CLASS - 2.5%
FHLMC, Ser. 1669, Class G                                                   6.500%      02/15/2023       4,000,000       4,211,580
                                                                                                                     -------------
SEQUENTIAL - 3.9%
FHLMC Structured Pass Through Certificates, Ser. T-45, Class A2             2.910%      08/27/2007       2,500,000       2,514,612
FNMA, Ser. 2002-W6, Class 1A3                                               4.320%      11/25/2034       2,400,000       2,411,880
GNMA, Ser. 1998-23, Class VA                                                5.500%      09/20/2004       1,488,655       1,525,901
                                                                                                                     -------------
                                                                                                                         6,452,393
                                                                                                                     -------------
  Total (Cost - $13,575,022)                                                                                            13,695,145
                                                                                                                     -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (CMBS) - 1.1%
Citicorp Mortage Securities, Inc., Ser. 1998-9, Class A1
  (Cost - $1,816,385)                                                       6.500%      10/25/2028       1,801,746       1,816,611
                                                                                                                     -------------
CORPORATE OBLIGATIONS - 3.7%
Bank One Corp.                                                              6.875%      08/01/2006       1,720,000       1,933,524
Countrywide Home Loan, MTN                                                  5.250%      06/15/2004       1,500,000       1,560,095
Permanent Financing Plc. (United Kingdom)                                   4.200%      06/10/2005       2,500,000       2,593,164
                                                                                                                     -------------
  Total (Cost - $5,845,218)                                                                                              6,086,783
                                                                                                                     -------------
U.S. TREASURY NOTES & BONDS - 4.2%
U.S. Treasury Note
  (Cost - $7,005,929)                                                       2.000%      11/30/2004       7,000,000       7,057,967
                                                                                                                     -------------
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill ++ @ (Cost - $99,774)                                    1.625%      02/20/2003         100,000          99,845
                                                                                                                     -------------

TOTAL INVESTMENTS - 97.2% (COST - $158,285,308)                                                                        161,269,172
                                                                                                                     -------------
OTHER ASSETS, NET OF LIABILITIES - 2.8%                                                                                  4,600,708
                                                                                                                     -------------
NET ASSETS - 100.0%                                                                                                  $ 165,869,880
                                                                                                                     =============

See Notes to Financial Statements.

SUMMARY OF ABBREVIATIONS

FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association
FRN   Floating Rate Note
GNMA  Government National Mortgage Association
MTN   Medium-Term Note
+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers, and may be considered illiquid. At December 31, 2002, these securities were valued at $596,431 or 0.4% of net assets.
#     These 144A securities have been deemed to be liquid by the Board of
      Directors.
++    Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

U.S. INFLATION-INDEXED PORTFOLIO - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                           COUPON                        FACE
                                                                            RATE        MATURITY        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY INFLATION INDEX BONDS - 98.3%
U.S. Treasury Inflation Indexed Bond                                        3.000%      07/15/2012   $   3,892,067   $   4,135,928
U.S. Treasury Inflation Indexed Bond                                        3.375%      01/15/2007       7,157,365       7,751,204
U.S. Treasury Inflation Indexed Bond                                        3.375%      01/15/2012       3,389,684       3,705,348
U.S. Treasury Inflation Indexed Bond                                        3.375%      04/15/2032         909,026       1,048,647
U.S. Treasury Inflation Indexed Bond                                        3.500%      01/15/2011       6,546,692       7,186,016
U.S. Treasury Inflation Indexed Bond                                        3.625%      01/15/2008      15,506,091      17,013,097
U.S. Treasury Inflation Indexed Bond                                        3.625%      04/15/2028       9,816,657      11,487,020
U.S. Treasury Inflation Indexed Bond                                        3.875%      01/15/2009      10,122,504      11,281,844
U.S. Treasury Inflation Indexed Bond                                        3.875%      04/15/2029      12,615,899      15,426,873
U.S. Treasury Inflation Indexed Bond                                        4.250%      01/15/2010       7,690,453       8,770,723
                                                                                                                     -------------

TOTAL INVESTMENTS - 98.3% (COST - $83,912,451)                                                                          87,806,700
                                                                                                                     -------------
OTHER ASSETS, NET OF LIABILITIES - 1.7%                                                                                  1,548,130
                                                                                                                     -------------
NET ASSETS - 100.0%                                                                                                  $  89,354,830
                                                                                                                     =============

See Notes to Financial Statements.

FFTW FUNDS, INC.

MORTGAGE-BACKED PORTFOLIO - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                           COUPON                        FACE
                                                                            RATE        MATURITY        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) - 4.7%
AIRCRAFT LEASES - 1.4%
Aerco Ltd., Ser. 2A, Class A3 (FRN) *                                       2.380%      07/15/2025   $   2,317,950   $   2,155,694
                                                                                                                     -------------
CREDIT CARD - 2.7%
First Bankcard Master Credit Card Trust, Ser. 2001-A, Class C (FRN) + #     2.570%      11/15/2006       4,250,000       4,244,687
                                                                                                                     -------------
HOME EQUITY LOAN - 0.6%
Advanta Mortgage Loan Trust, Ser. 1997-1, Class B1A (FRN)                   2.390%      05/25/2027         935,645         893,253
                                                                                                                     -------------
  Total (Cost - $7,469,970)                                                                                              7,293,634
                                                                                                                     -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 122.0%
CMO FLOATER - 17.1%
Countywide Alternative Loan Trust, Ser. 2001-12, Class  A2 (FRN)            1.770%      01/25/2032       3,248,983       3,256,180
FHLMC, Ser. 1415 Class FA (FRN)                                             1.988%      11/15/2007       3,974,456       4,004,582
FHLMC, Ser. 1611, Class GA (FRN)                                            1.888%      05/15/2021         102,621         102,645
FHLMC, Ser. 1935, Class FA (FRN)                                            2.038%      02/15/2026          86,811          86,852
FNMA, Ser. 1994-89, Class F (FRN)                                           1.856%      03/25/2009       1,414,757       1,422,036
FNMA, Ser. 1997-17, Class FB (FRN)                                          1.860%      02/18/2025          16,454          16,457
FNMA, Ser. 1999-47, Class JF (FRN)                                          2.070%      11/18/2027       2,371,350       2,381,167
FNMA, Ser. 2000-30, Class FC (FRN)                                          1.806%      10/25/2021         114,998         115,070
FNMA, Ser. 2001-61, Class FM (FRN)                                          1.670%      10/18/2016       1,942,166       1,944,290
FNMA, Ser. 2001-81, Class SR (FRN)                                         15.690%      01/25/2032       1,694,453       1,724,106
FNMA, Ser. 2002-60, Class FH (FRN)                                          2.420%      08/25/2032       5,191,848       5,282,705
GNMA, Ser. 1999-27, Class FE (FRN)                                          1.820%      08/16/2029       1,521,588       1,523,490
GNMA, Ser. 2000-16, Class FH (FRN)                                          1.870%      04/16/2019       1,952,439       1,960,066
Nationsbanc Montgomery Funding Corporation, Ser. 1998-2, Class A3 (FRN)     6.750%      10/25/2021           3,034           3,032
Structured Asset Securities Corporation, Ser. 2002-NP1, Class A1 (FRN) + *  2.070%      08/25/2032       2,860,180       2,860,180
                                                                                                                     -------------
                                                                                                                        26,682,858
                                                                                                                     -------------
PASS-THROUGHS - FHLMC - 14.1%
FHLMC Gold Pool #C40151                                                    10.000%      07/01/2030       1,134,226       1,226,382
FHLMC Gold Pool #C66588                                                     7.000%      04/01/2032       4,827,289       5,073,775
FHLMC Gold Pool #D85424                                                     6.500%      01/01/2028       1,019,177       1,062,782
FHLMC Gold TBA                                                              6.500%      01/01/2033      14,000,000      14,577,500
                                                                                                                     -------------
                                                                                                                        21,940,439
                                                                                                                     -------------
PASS-THROUGHS - FNMA - 42.1%
FNMA Pool #303975                                                          10.000%      11/01/2018       1,670,904       1,883,945
FNMA Pool #340777                                                           6.500%      03/01/2011           5,252           5,573
FNMA Pool #403646                                                           6.500%      12/01/2027       1,075,372       1,122,912
FNMA Pool #407591                                                           6.500%      12/01/2027       2,162,510       2,258,110
FNMA Pool #637022                                                           7.500%      03/01/2032       4,228,391       4,489,223
FNMA Pool #646091                                                           7.000%      06/01/2032       3,088,265       3,248,265
FNMA TBA                                                                    5.500%      01/01/2018      11,000,000      11,395,318
FNMA TBA                                                                    5.500%      01/01/2033      12,000,000      12,236,256
FNMA TBA                                                                    6.000%      01/01/2033      25,000,000      25,835,950
FNMA TBA                                                                    7.000%      01/01/2033       3,000,000       3,154,686
                                                                                                                     -------------
                                                                                                                        65,630,238
                                                                                                                     -------------

See Notes to Financial Statements.

                                                                           COUPON                        FACE
                                                                            RATE        MATURITY        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
PASS-THROUGHS - GNMA - 22.6%
GNMA Pool #359157                                                           7.500%      10/15/2023   $      17,958   $      19,303
GNMA Pool #448338                                                           7.500%      04/15/2031       2,835,472       3,024,757
GNMA Pool #475892                                                           6.500%      07/15/2028       2,015,094       2,118,240
GNMA Pool #485773                                                           7.000%      09/15/2031       1,368,385       1,450,689
GNMA Pool #533634                                                           7.500%      04/15/2031       2,826,127       3,014,788
GNMA Pool #541332                                                           7.000%      04/15/2031       1,086,207       1,151,539
GNMA Pool #541343                                                           7.000%      04/15/2031       1,185,149       1,256,433
GNMA Pool #541344                                                           7.500%      03/15/2031         635,884         678,333
GNMA Pool #544533                                                           7.000%      05/15/2031       2,225,340       2,359,188
GNMA Pool #550976                                                           7.000%      10/15/2031       2,255,309       2,390,849
GNMA Pool #566574                                                           7.000%      09/15/2031       4,698,232       4,980,816
GNMA Pool #566575                                                           7.500%      09/15/2031         705,680         752,788
GNMA Pool #566613                                                           7.000%      10/15/2031       3,476,741       3,685,857
GNMA TBA                                                                    5.500%      01/01/2033       3,000,000       3,068,437
GNMA TBA                                                                    6.500%      01/01/2033       5,000,000       5,243,750
                                                                                                                     -------------
                                                                                                                        35,195,767
                                                                                                                     -------------
PLANNED AMORTIZATION CLASS - 9.6%
FHLMC, Ser. 2236, Class PB                                                  7.500%      09/15/2025       1,500,000       1,604,730
FHLMC, Ser. 2271,  Class PD                                                 7.250%      02/15/2030       3,705,000       3,905,652
FHLMC, Ser. 2271, Class PY                                                  6.500%      03/15/2029       1,863,467       1,887,033
FNMA, Ser. 1992-166, Class J                                                7.000%      05/25/2007       1,922,830       1,968,524
FNMA, Ser. 1994-75, Class. G                                                6.850%      10/25/2020         364,822         365,903
GNMA, Ser. 1999-13, Class PC                                                6.000%      03/20/2028       5,000,000       5,208,050
                                                                                                                     -------------
                                                                                                                        14,939,892
                                                                                                                     -------------
SEQUENTIAL - 5.0%
Citicorp Mortgage Securities, Inc., Ser. 2001-13, Class 1A2                 6.500%      08/25/2031       2,000,000       2,018,196
FHLMC, Ser. 2242, Class B                                                   7.500%      02/15/2029          39,979          39,953
FNMA, Ser. 2000-3, Class HC                                                 7.500%      01/25/2028         383,047         382,704
Norwest Asset Securities Corporation, Ser. 1999-27, Class A1                6.750%      12/25/2014       1,590,147       1,615,987
Residential Funding Mortgage Securitization I, Ser. 1999-S20,
  Class A1                                                                 6.500%      09/25/2014       3,640,525       3,713,336
                                                                                                                     -------------
                                                                                                                         7,770,176
                                                                                                                     -------------
Z BOND - 2.6%
FNMA, Ser. 1997-43, Class ZD                                                7.500%      06/17/2027       3,771,629       4,102,959
                                                                                                                     -------------
OTHER CMO - 8.9%
Citicorp Mortgage Securities, Inc., Ser. 1999-6, Class A                    6.448%      09/25/2014       2,399,263       2,467,492
FHLMC Strip, Ser. 218, Class IO ## ++                                       0.455%      02/01/2032         540,842         323,943
FHLMC, Ser. 2174, Class HB                                                  6.850%      04/15/2026         854,561         861,350
FHLMC, Ser. 2534, Class SE, IO ## ++                                       33.249%      05/15/2022         344,063         345,000
FHLMC, Ser. 42, Class C                                                     9.000%      06/15/2020       2,055,994       2,166,504
FNMA, Ser. 1997-68, Class FC                                                1.938%      05/18/2027       2,212,744       2,220,135
FNMA, Ser. 2001-12, Class CS                                                6.500%      06/25/2027         711,283         712,366
FNMA, Ser. 2002-81, Class IJ, IO ## ++                                     11.451%      11/29/2032         436,803         416,585
Wachovia Bank Commercial Mortgage Trust, Ser. 2002-C1, Class A2             5.681%      04/15/2034       4,000,000       4,342,908
                                                                                                                     -------------
                                                                                                                        13,856,283
                                                                                                                     -------------
  Total (Cost - $186,904,496)                                                                                          190,118,612
                                                                                                                     -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (CMBS) - 7.6%
INTEREST ONLY CMBS - 3.8%
DLJ Commercial Mortgage Corp., Ser. 1998-CG1, Class S, IO ## ++             7.644%      06/10/2031       4,010,667       3,974,230
First Union-Lehman Brothers - Bank of America, Ser. 1998-C2,
  Class IO ## ++                                                     8.503-10.030%      11/18/2035         983,088         936,168
Morgan Stanley Capital 1, Ser. 1998-HF1, Class X, IO ## ++                 10.249%      03/15/2030         953,614         964,748
                                                                                                                     -------------
                                                                                                                         5,875,146
                                                                                                                     -------------

See Notes to Financial Statements.

                                                                       COUPON                             FACE
                                                                        RATE            MATURITY         AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
OTHER CMBS - 3.8%

First Union-Lehman Brothers Commercial Mortgage, Ser. 1997-C2,
  Class A3                                                                  6.650%      11/18/2029   $   5,300,000   $   5,932,804
                                                                                                                     -------------
  Total (Cost - $11,009,697)                                                                                            11,807,950
                                                                                                                     -------------
MORTGAGE DERIVATIVES - 1.3%
Vendee Mortgage Trust, Ser. 1992-2, Class IO ## ++                   1.499-15.658%      09/15/2022         460,901         376,077
Vendee Mortgage Trust, Ser. 1994-2, Class 3 IO ## ++                 0.000-17.357%      06/15/2024         155,768         108,199
Vendee Mortgage Trust, Ser. 1994-3A, Class 1 IO ## ++                6.174-15.862%      09/15/2024         548,929         286,938
Vendee Mortgage Trust, Ser. 1994-3B, Class 2 IO ## ++                1.302-12.519%      09/15/2024         149,054         107,769
Vendee Mortgage Trust, Ser. 1996-1, Class 1 IO ## ++                 5.752-15.424%      02/15/2026       1,406,076         743,516
Vendee Mortgage Trust, Ser. 1996-2, Class 1 IO ## ++                  6.163-8.317%      06/15/2026         187,203          99,333
Vendee Mortgage Trust, Ser. 1997-1, Class IO ## ++                         10.552%      02/15/2027          92,398          76,921
Vendee Mortgage Trust, Ser. 1998-2, Class 1 IO ## ++                        9.026%      06/15/2028          77,040          44,334
Vendee Mortgage Trust, Ser. 2001-2, Class IO ## ++                          5.022%      02/15/2031         101,085          87,580
Vendee Mortgage Trust, Ser. 2002-1, Class 2 IO ## ++                       11.496%      08/15/2031         244,295         154,230
                                                                                                                     -------------
  Total (Cost - $3,422,749)                                                                                              2,084,897
                                                                                                                     -------------
AGENCY OBLIGATIONS - 2.8%
FHLB Bond                                                                   5.750%      05/15/2012       2,000,000       2,236,180
FHLMC Global Bond                                                           5.125%      07/15/2012       2,000,000       2,128,672
                                                                                                                     -------------
  Total (Cost - $3,998,757)                                                                                              4,364,852
                                                                                                                     -------------
SHORT-TERM INVESTMENTS - 6.7%
U.S. Treasury Bill ++                                                       1.160%      01/16/2003       3,000,000       2,998,704
U.S. Treasury Bill ++ @                                                     1.625%      02/20/2003         400,000         399,379
UBS Finance (Delaware) LLC ++                                               1.200%      01/02/2003       7,000,000       6,999,767
                                                                                                                     -------------
  Total (Cost - $10,397,415)                                                                                            10,397,850
                                                                                                                     -------------

TOTAL INVESTMENTS - 145.1% (COST - $223,203,084)                                                                       226,067,795
                                                                                                                     -------------
LIABILITIES, NET OF OTHER ASSETS - (45.1%)                                                                             (70,254,262)
                                                                                                                     -------------
NET ASSETS - 100.0%                                                                                                  $ 155,813,533
                                                                                                                     =============

SUMMARY OF ABBREVIATIONS

FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association
FRN   Floating Rate Note
GNMA  Government National Mortgage Association
IO    Interest Only
TBA   To Be Announced - Security is subject to delayed delivery.
      Vendee Veterans Administration Z Bond A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond class. The security is currently paying interest.
+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers, and may be considered illiquid. At December 31, 2002, these securities were valued at $7,104,867 or 4.6% of net assets.
* Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.
#     These 144A securities have been deemed to be liquid by the Board of
      Directors.
##    Face amount shown represents amortized cost.
++    Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

WORLDWIDE PORTFOLIO - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                         COUPON                           FACE
                                                                          RATE         MATURITY         AMOUNT (a)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) - 13.6%
AUTO LOAN - 2.4%
Daimler Chrysler Master Owner Trust, Ser. 2002-B, Class A (FRN)           1.405%      11/15/2007         2,500,000   $   2,497,542
GMAC Swift Trust, Ser. 1999-1 + #                                         5.000%      01/18/2005   EUR     600,000         648,907
Volkswagen Credit Auto Master Trust, Ser. 2000-1, Class A (FRN)           1.575%      08/20/2007         1,000,000       1,002,519
                                                                                                                     -------------
                                                                                                                         4,148,968
                                                                                                                     -------------
CREDIT CARD - 1.2%
Chester Asset Receivables Deal 11, Ser. A (United Kingdom)                6.125%      10/15/2010   EUR     900,000       1,047,779
Chester Asset Receivables Deal 5 (United Kingdom)                         6.625%      03/17/2008   GBP     190,000         329,631
Citibank Credit Card Master Trust, Ser. 1999-6, Class A + #               4.500%      08/25/2004   EUR     600,000         642,233
                                                                                                                     -------------
                                                                                                                         2,019,643
                                                                                                                     -------------
HOME EQUITY LOAN - 6.4%
ABSC Long Beach Home Equity Loan Trust, Ser. 2000-LB1,
Class AV (FRN)                                                            1.679%      08/21/2030           168,150         168,005
Block Mortgage Finance Inc., Ser. 1999-1, Class A7 (FRN)                  5.830%      04/25/2016               550             567
Chase Funding Loan Acquisition Trust, Ser. 2002-C1, Class IA4             6.043%      07/25/2029           490,000         523,458
Clare Special Purpose Company (Japan)                                     1.036%      12/14/2006   JPY 200,000,000       1,686,000
Clare Special Purpose Company, Ser. 1, Class 1 (FRN) *                    2.380%      12/14/2006         2,500,000       2,497,500
EQCC Home Equity Loan Trust, Ser.  2002-1, Class 2A (FRN)                 1.720%      11/25/2031         2,017,041       2,015,069
Ford Credit Auto Owner Trust, Ser. 2002-A, Class A2B (FRN)                1.520%      05/15/2004           318,817         318,828
Long Beach Mortgage Loan Trust, Ser. 2001-2, Class A2 (FRN)               1.700%      07/25/2031         1,427,484       1,423,536
New South Home Equity Trust, Ser. 1999-2, Class A4 (FRN)                  7.590%      04/25/2030           500,000         521,174
Option One Mortgage Loan Trust, Ser. 2002-1, Class A (FRN)                1.710%      02/25/2032           852,160         851,024
Residential Asset Securities Corporation, Ser. 2000-KS5,
Class AII (FRN)                                                           1.660%      12/25/2031           452,614         451,985
Superannuation Members Home Loans Global, Ser. 1A,
Class A2 (FRN) + #                                                        1.665%      06/15/2026           518,333         517,639
                                                                                                                     -------------
                                                                                                                        10,974,785
                                                                                                                     -------------
OTHER ABS - 3.6%
HABS Corp., Ser. 2000-1X, Class A (FRN) (Cayman Islands) *                3.226%      11/28/2007         1,200,000       1,195,800
Life Funding Co., Ser. 2001-1A, Class A1 (FRN)
  (Cayman Islands) + #                                                    0.454%      10/14/2008   JPY 359,880,800       3,026,553
Shinsei Funding SPC (Japan)                                               0.422%      10/25/2008   JPY 220,000,000       1,832,375
                                                                                                                     -------------
                                                                                                                         6,054,728
                                                                                                                     -------------
  Total (Cost - $22,849,942)                                                                                            23,198,124
                                                                                                                     -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 36.9%
CMO FLOATER - 10.1%
Countrywide Alternative Loan Trust, Ser. 2002-6, Class A6 (FRN) *         1.970%      07/25/2032           702,324         702,982
Countrywide Funding Corporation, Series 1994-7,
Class A12 (FRN)                                                           2.620%      03/25/2024           739,599         750,108
Countywide Alternative Loan Trust, Ser. 2001-12, Class  A2 (FRN)          1.770%      01/25/2032           243,674         244,213
FHLMC, Ser. 1686, Class FA (FRN)                                          2.338%      02/15/2024           606,576         611,549
FHLMC, Ser. 1935, Class FA (FRN)                                          2.038%      02/15/2026            45,251          45,272
FHLMC, Ser. 2071, Class  F (FRN)                                          1.920%      07/15/2028           303,278         304,121
FHLMC, Ser. 2292, Class KF (FRN)                                          1.670%      07/25/2022         1,114,834       1,115,622
FHLMC, Ser. 2396, Class FM (FRN)                                          1.831%      12/15/2031           510,820         511,906
FHLMC, Ser. 2424, Class FY (FRN)                                          1.870%      03/15/2032           308,654         308,734
FHLMC, Ser. 2470, Class EF (FRN)                                          2.381%      03/15/2032           454,765         461,599
FHLMC-GNMA, Ser. 20, Class F (FRN)                                        2.038%      10/25/2023           616,492         618,859
FNMA, Ser. 1993-174, Class F (FRN)                                        2.156%      09/25/2008           106,560         107,670
FNMA, Ser. 1993-221, Class FE (FRN)                                       2.738%      12/25/2008         1,000,000       1,020,485
FNMA, Ser. 1993-248, Class F (FRN)                                        2.406%      09/25/2023         1,051,513       1,055,845
FNMA, Ser. 1997-42, Class FD (FRN)                                        2.938%      07/18/2027           335,956         343,089
FNMA, Ser. 1999-47, Class JF (FRN)                                        2.070%      11/18/2027           177,851         178,588

See Notes to Financial Statements.

                                                                         COUPON                           FACE
                                                                          RATE         MATURITY         AMOUNT (a)      VALUE
----------------------------------------------------------------------------------------------------------------------------------
CMO FLOATER  (CONTINUED)
FNMA, Ser. 1999-57, Class FC (FRN)                                        1.631%      11/17/2029           803,006   $     802,741
FNMA, Ser. 2000-30, Class FC (FRN)                                        1.806%      10/25/2021           183,997         184,112
FNMA, Ser. 2001-61, Class FM (FRN)                                        1.670%      10/18/2016           388,433         387,857
FNMA, Ser. 2002-39, Class FR (FRN)                                        1.620%      06/18/2032           829,414         826,758
FNMA, Ser. 2002-60, Class FH (FRN)                                        2.420%      08/25/2032           283,192         287,189
FNMA, Ser. 2002-66, Class FG (FRN)                                        2.420%      09/25/2032           472,480         478,886
GNMA GNR Ser. 2002-4, Class FJ (FRN)                                      1.820%      04/16/2029           324,272         324,895
GNMA, Ser. 1999-27, Class FE (FRN)                                        1.820%      08/16/2029           456,476         457,047
GNMA, Ser. 2000-30, Class F (FRN)                                         1.970%      12/16/2022         1,576,402       1,580,106
GNMA, Ser. 2000-8, Class FA (FRN)                                         1.970%      01/16/2030           426,653         428,496
JP Morgan Chase Commerical Mortgage, Ser. 2002,
Class 1A (FRN) + #                                                        1.770%      02/14/2015           697,983         697,425
Prudential Home Mortgage Securities, Ser. 1994-7,
Class A9 (FRN)                                                            2.438%      03/25/2009         1,068,183       1,073,192
Residential Funding Mortgage Securities, Ser. 2002-S5,
Class AT (FRN)                                                            1.870%      03/25/2017           462,158         462,399
Wells Fargo Mortgage Backed Securities Trust, Ser. 2002-7,
Class 1A4 (FRN)                                                           1.770%      04/25/2032           952,322         951,465
                                                                                                                     -------------
                                                                                                                        17,323,210
                                                                                                                     -------------
EURO COLLATERALIZED - 0.3%
Dutch Mortgage Loans Securitization, Ser. 2000-1, Class A2
(Netherlands)                                                             5.875%      12/02/2076   EUR     500,000         563,948
                                                                                                                     -------------
PASS-THROUGHS - FHLMC - 2.0%
FHLMC Gold Pool #C66588                                                   7.000%      04/01/2032           366,457         385,168
FHLMC Gold TBA                                                            6.500%      01/01/2033         3,000,000       3,123,750
                                                                                                                     -------------
                                                                                                                         3,508,918
                                                                                                                     -------------
PASS-THROUGHS - FNMA - 14.9%
FNMA Pool # 644171                                                        7.000%      06/01/2032           901,203         947,893
FNMA Pool #404129                                                         6.500%      12/01/2027           457,278         476,344
FNMA Pool #567016                                                         8.000%      11/01/2030           648,252         696,828
FNMA Pool #597424                                                         7.500%      09/01/2031           552,983         587,125
FNMA Pool #646091                                                         7.000%      06/01/2032           280,751         295,297
FNMA TBA                                                                  5.500%      01/01/2018         3,000,000       3,107,814
FNMA TBA                                                                  5.500%      01/01/2033         9,000,000       9,177,192
FNMA TBA                                                                  6.000%      01/01/2033         5,000,000       5,167,190
FNMA TBA                                                                  6.500%      01/01/2033         3,000,000       3,122,814
FNMA TBA                                                                  7.000%      01/01/2033         2,000,000       2,103,124
                                                                                                                     -------------
                                                                                                                        25,681,621
                                                                                                                     -------------
PASS-THROUGHS - GNMA - 4.9%
GNMA Pool #498277                                                         7.500%      06/15/2031           268,161         286,062
GNMA Pool #536371                                                         8.000%      11/15/2030           162,055         174,848
GNMA Pool #550976                                                         7.000%      10/15/2031           644,374         683,131
GNMA Pool #564121                                                         7.500%      07/15/2031           175,688         187,417
GNMA Pool #564375                                                         7.000%      09/15/2031           627,867         665,631
GNMA Pool #587735                                                         6.500%      08/15/2032         2,171,982       2,281,220
GNMA TBA                                                                  5.500%      01/01/2033         1,000,000       1,022,813
GNMA TBA                                                                  6.000%      01/01/2033         1,000,000       1,038,563
GNMA TBA                                                                  6.500%      01/01/2033         2,000,000       2,097,500
                                                                                                                     -------------
                                                                                                                         8,437,185
                                                                                                                     -------------
PLANNED AMORTIZATION CLASS - 3.4%
FHLMC, Ser. 2236, Class PB                                                7.500%      09/15/2025           300,000         320,946
FHLMC, Ser. 2271, Class PY                                                6.500%      03/15/2029           169,406         171,548
FHLMC, Ser. 2388, Class KI, IO ## ++                                     11.080%      09/15/2018           137,318          72,766
FHLMC, Ser. 2543, Class XC                                                4.500%      09/15/2012           940,000         960,563

See Notes to Financial Statements.

                                                                         COUPON                           FACE
                                                                          RATE         MATURITY         AMOUNT (a)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
PLANNED AMORTIZATION CLASS (CONTINUED)
FHLMC, Ser. 2543, Class XJ                                                4.500%      10/15/2012         1,010,000   $   1,039,038
FHLMC, Ser. 2562, Class PC **                                             4.500%      02/15/2013         1,030,000       1,059,291
FNMA, Ser. 2002-82, Class XJ                                              4.500%      09/25/2012           860,000         886,793
FNMA, Ser. 2003-8, Class QB **                                            4.500%      12/25/2012         1,270,000       1,306,810
                                                                                                                     -------------
                                                                                                                         5,817,755
                                                                                                                     -------------
SEQUENTIAL - 0.2%
Citicorp Mortgage Securities, Inc., Ser. 2001-13, Class 1A2               6.500%      08/25/2031           400,000         403,639
                                                                                                                     -------------
Z BOND - 0.9%
FHLMC, Ser. 2247, Class Z                                                 7.500%      08/15/2030           714,359         757,580
FNMA, Ser. 1997-43, Class ZD                                              7.500%      06/17/2027           754,326         820,592
                                                                                                                     -------------
                                                                                                                         1,578,172
                                                                                                                     -------------
OTHER CMO - 0.2%
FHLMC, Ser. 2174, Class HB                                                6.850%      04/15/2026           284,854         287,117
                                                                                                                     -------------
  Total (Cost - $63,042,130)                                                                                            63,601,565
                                                                                                                     -------------
MORTGAGE DERIVATIVES - 0.1%
Vendee Mortgage Trust, Ser. 1994-2, Class 3 IO ## ++                     12.820%      06/15/2024             2,108           1,877
Vendee Mortgage Trust, Ser. 1994-3B, Class 2 IO ## ++                    25.111%      09/15/2024             3,358           3,521
Vendee Mortgage Trust, Ser. 1997-1, Class IO ## ++                       11.892%      02/15/2027           105,920          63,543
Vendee Mortgage Trust, Ser. 2000-1, Class IO ## ++                       10.265%      01/15/2030            27,344          19,480
Vendee Mortgage Trust, Ser. 2001-2, Class IO ## ++                        5.867%      02/15/2031            36,245          31,490
Vendee Mortgage Trust, Ser. 2002-1, Class 2 IO ## ++                     11.728%      08/15/2031            41,831          25,705
Vendee Mortgage Trust, Ser. 2002-2, Class IO ## ++                       12.250%      01/15/2032            52,530          38,327
Vendee Mortgage Trust, Ser. 2002-3, Class IO ## ++                       10.500%      08/15/2032            74,292          73,469
                                                                                                                     -------------
  Total (Cost - $343,628)                                                                                                  257,412
                                                                                                                     -------------
CORPORATE OBLIGATIONS - 22.4%
AUTOMOTIVE - 0.2%
General Motors                                                            6.750%      05/01/2028           410,000         357,046
                                                                                                                     -------------
BANKING - 10.4%
Associates Corp. North America                                            6.950%      11/01/2018           200,000         226,625
Bank of America Corp.                                                     6.250%      04/15/2012         1,220,000       1,357,263
Bank of New York                                                          5.200%      07/01/2007           370,000         398,296
Bank One Corp.                                                            5.250%      01/30/2013           240,000         247,045
Bank One Corp.                                                            6.875%      08/01/2006           280,000         314,760
Barclays Bank plc (United Kingdom)                                        5.750%      03/08/2011   EUR     620,000         704,353
Caja Ahorro Monte Madrid (Spain)                                          5.250%      07/31/2011   EUR     800,000         881,353
Citigroup Inc.                                                            5.000%      03/06/2007           510,000         544,299
Countrywide Home Loan                                                     5.500%      02/01/2007         1,000,000       1,061,756
Countrywide Home Loan                                                     5.625%      05/15/2007           630,000         673,863
Credit Suisse First Boston USA, Inc.                                      5.750%      04/15/2007         2,020,000       2,162,372
General Motors Acceptance Corp.                                           6.125%      02/01/2007           410,000         417,364
General Motors Acceptance Corp. (MTN)                                     5.250%      05/16/2005           440,000         441,532
Goldman Sachs Group Inc.                                                  6.600%      01/15/2012           480,000         530,398
Household Finance Corp.                                                   5.750%      01/30/2007           480,000         502,375
JP Morgan Chase & Co.                                                     6.750%      02/01/2011           320,000         347,910
MBNA Corp.                                                                6.250%      01/17/2007           290,000         302,732
Morgan Stanley Dean Witter                                                5.800%      04/01/2007           460,000         498,981
Morgan Stanley Dean Witter                                                7.250%      04/01/2032           190,000         216,470
National Australia Bank (Australia)                                       8.600%      05/19/2010           350,000         441,383
Nordbanken (FRN) (Sweden) + #                                             6.000%      12/13/2010   EUR     900,000       1,008,570
Nordbanken REGS (FRN) (Sweden)                                            6.000%      12/13/2010   EUR     140,000         156,889

See Notes to Financial Statements.

                                                                         COUPON                           FACE
                                                                          RATE         MATURITY         AMOUNT (a)      VALUE
----------------------------------------------------------------------------------------------------------------------------------
BANKING (CONTINUED)
PNC Funding Corp.                                                         5.750%      08/01/2006           210,000   $     224,795
Royal Bank of Scotland plc (MTN) (United Kingdom)                         6.000%      05/10/2013   EUR     450,000         516,688
San Paolo IMI (MTN) (Italy)                                               6.375%      04/06/2010   EUR     260,000         301,491
SLM Corp. (MTN)                                                           5.625%      04/10/2007           310,000         337,152
Unicredito Italiano Spa (FRN) (Italy)                                     6.250%      06/14/2010   EUR     450,000         500,835
Washington Mutual Bank                                                    5.500%      01/15/2013           290,000         295,655
Wells Fargo Bank                                                          6.450%      02/01/2011         1,910,000       2,144,153
                                                                                                                     -------------
                                                                                                                        17,757,358
                                                                                                                     -------------
CAPTIVE FINANCE COMPANIES - 2.6%
Ford Motor Credit Co.                                                     6.875%      02/01/2006           870,000         871,524
General Motors Acceptance Corp. (MTN)                                     5.800%      03/12/2003         2,910,000       2,926,075
Trains BBB-5-2002 +                                                       6.539%      08/15/2008           579,600         611,322
                                                                                                                     -------------
                                                                                                                         4,408,921
                                                                                                                     -------------
CHEMICALS - 0.2%
Glaxo Wellcome plc (United Kingdom)                                       8.750%      12/01/2005   GBP     200,000         359,810
                                                                                                                     -------------
ELECTRIC POWER GENERATION - 2.0%
American Electric Power, Ser. A                                           6.125%      05/15/2006           290,000         285,591
Georgia Power Company                                                     4.875%      07/15/2007           140,000         147,538
NGG Finance (United Kingdom)                                              6.125%      08/23/2011   EUR     820,000         917,689
PPL Energy Supply LLC                                                     6.400%      11/01/2011           510,000         507,366
Progress Energy, Inc.                                                     6.550%      03/01/2004         1,250,000       1,299,154
Progress Energy, Inc.                                                     7.100%      03/01/2011           190,000         209,398
Virginia Electric & Power                                                 5.375%      02/01/2007           110,000         116,546
                                                                                                                     -------------
                                                                                                                         3,483,282
                                                                                                                     -------------
HEALTH CARE - 0.4%
Cardinal Health, Inc.                                                     6.750%      02/15/2011           610,000         696,560
                                                                                                                     -------------
LIFE INSURANCE - 0.2%
John Hancock Capital                                                      5.625%      12/01/2008           340,000         356,465
                                                                                                                     -------------
MEDIA-CABLE - 0.5%
Comcast Cable Communications                                              6.750%      01/30/2011           790,000         821,983
                                                                                                                     -------------
NATURAL GAS-DISTRIBUTORS - 0.7%
Keyspan Corp.                                                             7.625%      11/15/2010           440,000         521,297
Keyspan Corp.                                                             8.000%      11/15/2030           560,000         717,221
                                                                                                                     -------------
                                                                                                                         1,238,518
                                                                                                                     -------------
PACKAGING - 0.2%
Weyerhaeuser Co.                                                          6.750%      03/15/2012           170,000         185,357
Weyerhaeuser Co.                                                          7.375%      03/15/2032           150,000         162,679
                                                                                                                     -------------
                                                                                                                           348,036
                                                                                                                     -------------
REITS - 0.6%
EOP Operating LP                                                          7.375%      11/15/2003         1,060,000       1,102,937
                                                                                                                     -------------
RETAILERS - 0.3%
Walmart Stores, Inc.                                                      6.875%      08/10/2009           400,000         471,187
                                                                                                                     -------------
TELECOMMUNICATIONS - WIRELESS - 1.7%
Cingular Wireless                                                         6.500%      12/15/2011           340,000         366,735
Verizon Wireless Inc.                                                     5.375%      12/15/2006         1,630,000       1,702,838
Vodafone Finance BV (Netherlands)                                         4.750%      05/27/2009   EUR     800,000         844,768
                                                                                                                     -------------
                                                                                                                         2,914,341
                                                                                                                     -------------

See Notes to Financial Statements.

                                                                         COUPON                           FACE
                                                                          RATE         MATURITY        AMOUNT (a)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINES - 1.8%
British Telecom plc (United Kingdom)                                      7.125%      02/15/2011   EUR   1,400,000   $   1,645,174
Deutsche Telekom International Finance (Netherlands)                      9.250%      06/01/2032           280,000         355,191
Socgerim (MTN) (Luxembourg)                                               6.125%      04/20/2006   EUR     139,000         154,024
Verizon Global Funding Corp.                                              7.750%      12/01/2030           730,000         850,127
                                                                                                                     -------------
                                                                                                                         3,004,516
                                                                                                                     -------------
UTILITY - 0.6%
United Utility Water plc (United Kingdom)                                 4.875%      03/18/2009   EUR     970,000       1,036,739
                                                                                                                     -------------
  Total (Cost - $34,780,859)                                                                                            38,357,699
                                                                                                                     -------------
SOVEREIGN DEBT OBLIGATIONS - 34.5%
AUSTRIA - 0.1%
Republic of Austria                                                       5.000%      07/15/2012   EUR      80,000          88,670
                                                                                                                     -------------
BELGIUM - 7.3%
Kingdom of Belgium                                                        5.500%      03/28/2028   EUR     600,000         684,613
Kingdom of Belgium, Ser. 28                                               5.750%      03/28/2008   EUR  10,210,000      11,804,792
                                                                                                                     -------------
                                                                                                                        12,489,405
                                                                                                                     -------------
CANADA - 0.5%
Canada Government Bond                                                    5.750%      06/01/2029   CAD   1,370,000         913,593
                                                                                                                     -------------
DENMARK - 0.5%
Kingdom of Denmark Bond                                                   7.000%      11/10/2024   DKK   4,400,000         798,587
                                                                                                                     -------------
FRANCE - 2.0%
France O.A.T                                                              5.750%      10/25/2032   EUR   2,900,000       3,458,647
                                                                                                                     -------------
GREECE - 1.0%
Hellenic Republic                                                         5.900%      10/22/2022   EUR   1,500,000       1,757,460
                                                                                                                     -------------
JAPAN - 10.9%
Japan Bank for Intl. Corp.                                                4.375%      10/01/2003   JPY 470,000,000       4,087,120
Japanese Government Bond, Ser. 220                                        1.700%      03/22/2010   JPY 728,000,000       6,621,888
Japanese Government Bond, Ser. 236                                        1.500%      12/20/2011   JPY 707,000,000       6,316,338
Japanese Government Bond, Ser. 58                                         1.900%      09/20/2022   JPY 199,000,000       1,781,878
                                                                                                                     -------------
                                                                                                                        18,807,224
                                                                                                                     -------------
MEXICO - 0.3%
United Mexican States                                                     8.625%      03/12/2008           420,000         482,580
                                                                                                                     -------------
MULTI-NATIONAL - 0.6%
European Investment Bank                                                  5.500%      12/07/2009   GBP     118,000         201,117
International Bank for Reconstruction & Development, Ser. 791             5.500%      05/14/2003   AUD   1,600,000         903,875
                                                                                                                     -------------
                                                                                                                         1,104,992
                                                                                                                     -------------
NEW ZEALAND - 1.5%
New Zealand Government, Ser. 413                                          6.500%      04/15/2013   NZD   4,950,000       2,668,075
                                                                                                                     -------------
SPAIN - 4.6%
Bonos Y Oblig Del Estado                                                  5.000%      07/30/2012   EUR   3,000,000       3,325,020
Bonos Y Oblig Del Estado                                                  6.000%      01/31/2008   EUR   3,950,000       4,603,587
                                                                                                                     -------------
                                                                                                                         7,928,607
                                                                                                                     -------------
SWEDEN - 2.8%
Swedish Government Bond                                                   8.000%      08/15/2007   SEK   6,100,000         811,129
Swedish Government Bond, Ser. 1044                                        3.500%      04/20/2006   SEK  36,000,000       4,067,568
                                                                                                                     -------------
                                                                                                                         4,878,697
                                                                                                                     -------------

See Notes to Financial Statements.

                                                                         COUPON                           FACE
                                                                          RATE         MATURITY        AMOUNT (a)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 2.4%
U.K. Treasury Bond                                                        4.250%      06/07/2032   GBP   1,300,000   $   2,025,469
U.K. Treasury Note                                                        5.000%      03/07/2012   GBP   1,200,000       2,021,508
                                                                                                                     -------------
                                                                                                                         4,046,977
                                                                                                                     -------------
  Total (Cost - $54,792,026)                                                                                            59,423,514
                                                                                                                     -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
AGENCY OBLIGATIONS - 3.1%
FHLMC Global Bond                                                         5.125%      07/15/2012         4,574,000       4,868,273
FNMA Global Bond                                                          4.375%      09/15/2012           500,000         501,382
                                                                                                                     -------------
                                                                                                                         5,369,655
                                                                                                                     -------------
U.S. TREASURY NOTES & BONDS - 5.1%
U.S. Treasury Bond                                                        3.000%      11/15/2007           180,000         182,166
U.S. Treasury Inflation Index Note                                        3.375%      01/15/2007         1,601,950       1,734,862
U.S. Treasury Note                                                        4.000%      11/15/2012         5,300,000       5,374,947
U.S. Treasury Note                                                        6.375%      08/01/2011         1,390,000       1,558,960
                                                                                                                     -------------
                                                                                                                         8,850,935
                                                                                                                     -------------
  Total (Cost - $13,856,315)                                                                                            14,220,590
                                                                                                                     -------------
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill ++ @                                                   1.580%      01/30/2003           600,000         599,449
U.S. Treasury Bill ++ @                                                   1.625%      02/20/2003           100,000          99,845
                                                                                                                     -------------
  Total (Cost - $699,010)                                                                                                  699,294
                                                                                                                     -------------
TOTAL INVESTMENTS - 116.1% (COST - $190,363,910)                                                                       199,758,198
                                                                                                                     -------------
LIABILITIES, NET OF OTHER ASSETS - (16.1%)                                                                             (27,718,794)
                                                                                                                     -------------
NET ASSETS - 100.0%                                                                                                  $ 172,039,404
                                                                                                                     =============

SUMMARY OF ABBREVIATIONS
AUD     Australian Dollar
CAD     Canadian Dollar
DKK     Danish Krone
EUR     European Monetary Unit (Euro)
FHLMC   Federal Home Loan Mortgage Corp.
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
GBP     Great British Pound
GNMA    Government National Mortgage Association
IO      Interest Only
JPY     Japanese Yen
MTN     Medium-Term Note
NZD     New Zealand Dollar
O.A.T. Obligations Assimilables du Tresor are French government long-term debt instruments.
SEK     Swedish Krona
TBA     To Be Announced - Security is subject to delayed delivery.
Vendee  Veterans Administration
Z Bond A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond class. The security is currently paying interest.
+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers, and may be considered illiquid. At December 31, 2002, these securities were valued at $7,152,649 or 4.2% of net assets.

See Notes to Financial Statements.

(a) Face amount shown in U.S. dollars unless otherwise indicated.
# These 144A securities have been deemed to be liquid by the Board of Directors.
* Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.
##  Face amount shown represents amortized cost.
++  Interest rate shown represents yield to maturity at date of purchase.
**  Security is subject to delayed delivery.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

WORLDWIDE CORE PORTFOLIO - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                         COUPON                           FACE
                                                                          RATE         MATURITY        AMOUNT (a)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) - 21.9%
AUTO LOAN - 2.6%
Volkswagen Credit Auto Master Trust, Ser. 2000-1, Class A (FRN)           1.575%      08/20/2007         3,000,000   $   3,007,557
                                                                                                                     -------------
CREDIT CARD - 3.7%
American Express Credit Account Master Trust Ser. 2001-4
  Class A (FRN)                                                           1.933%      11/17/2008         3,100,000       3,105,103
Chester Asset Receivables Deal 5 (United Kingdom)                         6.625%      03/17/2008   GBP     640,000       1,110,335
                                                                                                                     -------------
                                                                                                                         4,215,438
                                                                                                                     -------------
EQUIPMENT - 2.0%
Ikon Receivables LLC, Ser. 1999-1, Class  A4                              6.230%      05/15/2005         2,275,000       2,305,740
                                                                                                                     -------------
HOME EQUITY LOAN - 9.1%
ABSC Long Beach Home Equity Loan Trust, Ser. 2000-LB1,
  Class AV (FRN)                                                          1.679%      08/21/2030           280,249         280,009
Block Mortgage Finance Inc., Ser. 1999-1, Class A7 (FRN)                  5.830%      04/25/2016               827             853
Chase Funding Loan Acquisition Trust, Ser. 2002-C1, Class IA4             6.043%      07/25/2029           340,000         363,216
EQCC Home Equity Loan Trust, Ser.  2002-1, Class 2A (FRN)                 1.720%      11/25/2031         3,025,562       3,022,603
HFC Revolving Home Equity Loan Trust, Ser. 1996-1, Class A (FRN) *        1.588%      07/20/2017           751,814         751,814
Long Beach Mortgage Loan Trust, Ser. 2001-2, Class A2 (FRN)               1.700%      07/25/2031         1,869,036       1,863,867
New South Home Equity Trust, Ser. 1999-2, Class A4 (FRN)                  7.590%      04/25/2030         1,500,000       1,563,522
Option One Mortgage Loan Trust, Ser. 2002-1, Class A (FRN)                1.710%      02/25/2032         1,278,240       1,276,536
Residential Asset Securities Corporation, Ser. 2000-KS5,
  Class AII (FRN)                                                         1.660%      12/25/2031           769,444         768,374
Superannuation Members Home Loans Global, Ser. 1A, Class A2
  (FRN) + #                                                               1.665%      06/15/2026           777,499         776,458
                                                                                                                     -------------
                                                                                                                        10,667,252
                                                                                                                     -------------
OTHER ABS - 4.5%
HABS Corp., Ser. 2000-1X, Class A (FRN) (Cayman Islands) *                3.226%      11/28/2007         1,500,000       1,494,750
Life Funding Co., Ser. 2001-1A, Class A1 (FRN)
  (Cayman Islands) + #                                                    0.454%      10/14/2008   JPY 449,851,000       3,783,191
                                                                                                                     -------------
                                                                                                                         5,277,941
                                                                                                                     -------------
  Total (Cost - $25,259,290)                                                                                            25,473,928
                                                                                                                     -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 34.7%
CMO FLOATER - 5.7%
Countywide Alternative Loan Trust, Ser. 2001-12, Class  A2 (FRN)          1.770%      01/25/2032           568,572         569,831
FHLMC, Ser. 1686, Class FA (FRN)                                          2.338%      02/15/2024           373,278         376,338
FHLMC, Ser. 1935, Class FA (FRN)                                          2.038%      02/15/2026            90,501          90,544
FHLMC, Ser. 2071, Class  F (FRN)                                          1.920%      07/15/2028           606,556         608,242
FHLMC, Ser. 2396, Class FM (FRN)                                          1.831%      12/15/2031           255,410         255,953
FHLMC-GNMA, Ser. 20, Class F (FRN)                                        2.038%      10/25/2023           616,492         618,859
FNMA, Ser. 1993-174, Class F (FRN)                                        2.156%      09/25/2008           213,120         215,340
FNMA, Ser. 1997-42, Class FD (FRN)                                        2.938%      07/18/2027           239,969         245,063
FNMA, Ser. 1999-47, Class JF (FRN)                                        2.070%      11/18/2027           296,419         297,646
FNMA, Ser. 1999-57, Class FC (FRN)                                        1.631%      11/17/2029           401,503         401,371
FNMA, Ser. 2001-61, Class FM (FRN)                                        1.670%      10/18/2016           258,955         258,571
FNMA, Ser. 2002-60, Class FH (FRN)                                        2.420%      08/25/2032           377,589         382,918
FNMA, Ser. 2002-66, Class FG (FRN)                                        2.420%      09/25/2032           283,488         287,331
GNMA, Ser. 2000-16, Class FH (FRN)                                        1.870%      04/16/2019           433,875         434,882
JP Morgan Chase Commerical Mortgage, Ser. 2002, Class 1A (FRN) + #        1.770%      02/14/2015         1,096,831       1,095,953
Residential Funding Mortgage Securities, Ser. 2002-S5,
  Class AT (FRN)                                                          1.870%      03/25/2017           462,158         462,399
                                                                                                                     -------------
                                                                                                                         6,601,241
                                                                                                                     -------------
EURO COLLATERALIZED - 1.0%
Dutch Mortgage Loans Securitization, Ser. 2000-1,
  Class A2 (Netherlands)                                                  5.875%      12/02/2076   EUR   1,000,000       1,127,895
                                                                                                                     -------------

See Notes to Financial Statements.

                                                                         COUPON                           FACE
                                                                          RATE         MATURITY        AMOUNT (a)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
PASS-THROUGHS - FHLMC - 2.1%
FHLMC Gold Pool #C66588                                                   7.000%      04/01/2032           366,457   $     385,168
FHLMC Gold TBA                                                            6.500%      01/01/2033         2,000,000       2,082,500
                                                                                                                     -------------
                                                                                                                         2,467,668
                                                                                                                     -------------
PASS-THROUGHS - FNMA - 14.2%
FNMA Pool #404129                                                         6.500%      12/01/2027           457,278         476,344
FNMA Pool #567016                                                         8.000%      11/01/2030           648,252         696,828
FNMA Pool #597424                                                         7.500%      09/01/2031           552,983         587,125
FNMA Pool #646091                                                         7.000%      06/01/2032           374,335         393,729
FNMA TBA                                                                  5.500%      01/01/2018         2,000,000       2,071,876
FNMA TBA                                                                  5.500%      01/01/2033         6,000,000       6,118,128
FNMA TBA                                                                  6.000%      01/01/2033         3,000,000       3,100,314
FNMA TBA                                                                  6.500%      01/01/2033         2,000,000       2,081,876
FNMA TBA                                                                  7.000%      01/01/2033         1,000,000       1,051,562
                                                                                                                     -------------
                                                                                                                        16,577,782
                                                                                                                     -------------
PASS-THROUGHS - GNMA - 6.5%
GNMA Pool #475892                                                         6.500%      07/15/2028         1,007,547       1,058,220
GNMA Pool #498277                                                         7.500%      06/15/2031           482,690         514,912
GNMA Pool #536371                                                         8.000%      11/15/2030           243,083         262,273
GNMA Pool #550976                                                         7.000%      10/15/2031         1,208,201       1,280,871
GNMA Pool #564121                                                         7.500%      07/15/2031           351,377         374,833
GNMA Pool #564375                                                         7.000%      09/15/2031           986,648       1,045,992
GNMA TBA                                                                  5.500%      01/01/2033         1,000,000       1,022,812
GNMA TBA                                                                  6.000%      01/01/2033         1,000,000       1,038,562
GNMA TBA                                                                  6.500%      01/01/2033         1,000,000       1,048,750
                                                                                                                     -------------
                                                                                                                         7,647,225
                                                                                                                     -------------
PLANNED AMORTIZATION CLASS - 3.5%
FHLMC, Ser. 2236, Class PB                                                7.500%      09/15/2025           200,000         213,964
FHLMC, Ser. 2271, Class PY                                                6.500%      03/15/2029           254,109         257,323
FHLMC, Ser. 2388, Class KI, IO ## ++                                     11.080%      09/15/2018           220,123         127,902
FHLMC, Ser. 2543, Class XC                                                4.500%      09/15/2012           620,000         633,562
FHLMC, Ser. 2543, Class XJ                                                4.500%      10/15/2012           690,000         709,837
FHLMC, Ser. 2562, Class PC **                                             4.500%      02/15/2013           690,000         709,622
FNMA, Ser. 2002-82, Class XJ                                              4.500%      09/25/2012           570,000         587,758
FNMA, Ser. 2003-8, Class QB **                                            4.500%      12/25/2012           860,000         884,927
                                                                                                                     -------------
                                                                                                                         4,124,895
                                                                                                                     -------------
SEQUENTIAL - 0.3%
Citicorp Mortgage Securities, Inc., Ser. 2001-13, Class 1A2               6.500%      08/25/2031           300,000         302,729
FHLMC, Ser. 2242, Class B                                                 7.500%      02/15/2029             5,657           5,653
                                                                                                                     -------------
                                                                                                                           308,382
                                                                                                                     -------------
Z BOND - 0.9%
FHLMC, Ser. 2247, Class Z                                                 7.500%      08/15/2030           476,239         505,053
FNMA, Ser. 1997-43, Class ZD                                              7.500%      06/17/2027           452,595         492,355
                                                                                                                     -------------
                                                                                                                           997,408
                                                                                                                     -------------
OTHER CMO - 0.5%
FHLMC, Ser. 2174, Class HB                                                6.850%      04/15/2026           569,708         574,233
                                                                                                                     -------------

  Total (Cost - $39,846,243)                                                                                            40,426,729
                                                                                                                     -------------
MORTGAGE DERIVATIVES - 0.2%
Vendee Mortgage Trust, Ser. 1997-1, Class IO ## ++                       11.892%      02/15/2027           172,816         103,676
Vendee Mortgage Trust, Ser. 2000-1, Class IO ## ++                       10.265%      01/15/2030            48,417          34,491
Vendee Mortgage Trust, Ser. 2001-2, Class IO ## ++                        5.867%      02/15/2031            64,562          56,091

See Notes to Financial Statements.

                                                                         COUPON                           FACE
                                                                          RATE         MATURITY         AMOUNT (a)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE DERIVATIVES (CONTINUED)
Vendee Mortgage Trust, Ser. 2002-1, Class 2 IO ## ++                     12.080%      08/15/2031            72,168   $      44,984
                                                                                                                     -------------
  Total (Cost - $357,963)                                                                                                  239,242
                                                                                                                     -------------
CORPORATE OBLIGATIONS - 22.0%
AUTOMOTIVE - 0.2%
General Motors                                                            6.750%      05/01/2028           240,000         209,003
                                                                                                                     -------------
BANKING - 8.0%
Associates Corp. North America                                            6.950%      11/01/2018           200,000         226,625
Bank of America Corp.                                                     6.250%      04/15/2012           100,000         111,251
Bank of New York                                                          5.200%      07/01/2007           280,000         301,413
Bank One Corp.                                                            6.875%      08/01/2006           190,000         213,587
Citigroup Inc.                                                            5.000%      03/06/2007           350,000         373,539
Countrywide Home Loan                                                     5.500%      02/01/2007           200,000         212,351
Credit Suisse First Boston USA, Inc.                                      5.750%      04/15/2007         1,010,000       1,081,186
Credit Suisse First Boston USA, Inc.                                      6.500%      01/15/2012            50,000          53,438
General Motors Acceptance Corp.                                           6.125%      02/01/2007           560,000         570,058
General Motors Acceptance Corp. (MTN)                                     5.250%      05/16/2005           200,000         200,696
Household Finance Corp.                                                   5.750%      01/30/2007           320,000         334,917
MBNA Corp.                                                                6.250%      01/17/2007           390,000         407,122
Morgan Stanley Dean Witter                                                5.800%      04/01/2007           320,000         347,117
Morgan Stanley Dean Witter                                                6.600%      04/01/2012           300,000         332,495
Morgan Stanley Dean Witter                                                7.250%      04/01/2032           130,000         148,111
National Australia Bank (Australia)                                       8.600%      05/19/2010           210,000         264,830
Nordbanken (FRN) (Sweden) + #                                             6.000%      12/13/2010   EUR   1,000,000       1,120,633
Nordbanken REGS (FRN) (Sweden)                                            6.000%      12/13/2010   EUR     220,000         246,539
PNC Funding Corp.                                                         5.750%      08/01/2006           180,000         192,682
San Paolo IMI (MTN) (Italy)                                               6.375%      04/06/2010   EUR     510,000         591,385
SLM Corp. (MTN)                                                           5.625%      04/10/2007           260,000         282,773
Unicredito Italiano Spa (FRN) (Italy)                                     6.250%      06/14/2010   EUR     750,000         834,725
Washington Mutual Bank                                                    4.375%      01/15/2008           500,000         509,485
Washington Mutual Bank                                                    5.500%      01/15/2013           190,000         193,705
Wells Fargo Bank                                                          6.450%      02/01/2011           200,000         224,519
                                                                                                                     -------------
                                                                                                                         9,375,182
                                                                                                                     -------------
CAPTIVE FINANCE COMPANIES - 1.3%
Ford Motor Credit Co.                                                     6.875%      02/01/2006         1,150,000       1,152,015
Trains BBB-5-2002 +                                                       6.539%      08/15/2008           386,400         407,548
                                                                                                                     -------------
                                                                                                                         1,559,563
                                                                                                                     -------------
CHEMICALS - 1.0%
Glaxo Wellcome plc (United Kingdom)                                       8.750%      12/01/2005   GBP     637,000       1,145,994
                                                                                                                     -------------
ELECTRIC POWER GENERATION - 2.6%
American Electric Power, Ser. A                                           6.125%      05/15/2006           200,000         196,960
DTE Energy Co                                                             7.050%      06/01/2011           500,000         554,890
Georgia Power Company                                                     4.875%      07/15/2007           100,000         105,384
NGG Finance (United Kingdom)                                              6.125%      08/23/2011   EUR     550,000         615,523
PPL Energy Supply LLC                                                     6.400%      11/01/2011           610,000         606,850
Progress Energy, Inc.                                                     6.550%      03/01/2004           580,000         602,807
Progress Energy, Inc.                                                     7.100%      03/01/2011           330,000         363,692
Virginia Electric & Power                                                 5.375%      02/01/2007            70,000          74,166
                                                                                                                     -------------
                                                                                                                         3,120,272
                                                                                                                     -------------
HEALTH CARE - 0.6%
Cardinal Health, Inc.                                                     6.750%      02/15/2011           640,000         730,817
                                                                                                                     -------------

See Notes to Financial Statements.

                                                                         COUPON                           FACE
                                                                          RATE         MATURITY        AMOUNT (a)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
LIFE INSURANCE - 0.3%
John Hancock Capital                                                      5.625%      12/01/2008           290,000   $     304,044
                                                                                                                     -------------
MEDIA-CABLE - 0.5%
Comcast Cable Communications                                              6.750%      01/30/2011           560,000         582,672
                                                                                                                     -------------
NATURAL GAS-DISTRIBUTORS - 1.0%
Keyspan Corp.                                                             7.625%      11/15/2010           400,000         473,906
Keyspan Corp.                                                             8.000%      11/15/2030           540,000         691,606
                                                                                                                     -------------
                                                                                                                         1,165,512
                                                                                                                     -------------
PACKAGING - 0.3%
Weyerhaeuser Co.                                                          6.750%      03/15/2012           230,000         250,778
Weyerhaeuser Co.                                                          7.375%      03/15/2032           100,000         108,453
                                                                                                                     -------------
                                                                                                                           359,231
                                                                                                                     -------------
RETAILERS - 0.3%
Walmart Stores, Inc.                                                      6.875%      08/10/2009           270,000         318,051
                                                                                                                     -------------
TELECOMMUNICATIONS - WIRELESS - 2.4%
Cingular Wireless                                                         6.500%      12/15/2011           200,000         215,727
Verizon Wireless Inc.                                                     5.375%      12/15/2006         1,070,000       1,117,814
Vodafone Finance BV (Netherlands)                                         4.750%      05/27/2009   EUR   1,475,000       1,557,541
                                                                                                                     -------------
                                                                                                                         2,891,082
                                                                                                                     -------------
TELECOMMUNICATIONS - WIRELINES - 2.4%
British Telecom plc (United Kingdom)                                      7.125%      02/15/2011   EUR   1,400,000       1,645,174
British Telecom plc (United Kingdom)                                      8.875%      12/15/2030           120,000         152,988
Deutsche Telekom International Finance (Netherlands)                      9.250%      06/01/2032           190,000         241,023
Socgerim (MTN) (Luxembourg)                                               6.125%      04/20/2006   EUR     139,000         154,024
Verizon Global Funding Corp.                                              7.750%      12/01/2030           610,000         710,380
                                                                                                                     -------------
                                                                                                                         2,903,589
                                                                                                                     -------------
UTILITY - 1.1%
United Utility Water plc (United Kingdom)                                 4.875%      03/18/2009   EUR   1,230,000       1,314,628
                                                                                                                     -------------
  Total (Cost - $23,228,730)                                                                                            25,979,640
                                                                                                                     -------------
SOVEREIGN DEBT OBLIGATIONS - 24.9%
AUSTRIA - 0.2%
Republic of Austria                                                       5.000%      07/15/2012   EUR     170,000         188,423
                                                                                                                     -------------
BELGIUM - 3.9%
Kingdom of Belgium                                                        5.500%      03/28/2028   EUR   2,470,000       2,818,324
Kingdom of Belgium, Ser. 23                                               8.000%      03/28/2015   EUR   1,280,000       1,780,485
                                                                                                                     -------------
                                                                                                                        4,598,809
                                                                                                                     -------------
CANADA - 4.8%
Canada Government Bond                                                    5.750%      06/01/2029   CAD   1,690,000       1,126,988
Canadian Treasury Bill ++                                                 2.681%      01/30/2003   CAD   7,000,000       4,421,547
                                                                                                                     -------------
                                                                                                                         5,548,535
                                                                                                                     -------------
FRANCE - 1.0%
France O.A.T                                                              5.750%      10/25/2032   EUR     940,000       1,121,079
                                                                                                                     -------------
GREECE - 0.2%
Hellenic Republic                                                         5.900%      10/22/2022   EUR     240,000         281,194
                                                                                                                     -------------
JAPAN - 11.2%
Japan Bank for Intl. Corp.                                                4.375%      10/01/2003   JPY 280,000,000       2,434,880
Japanese Government Bond, Ser. 220                                        1.700%      03/22/2010   JPY 577,000,000       5,248,392
Japanese Government Bond, Ser. 236                                        1.500%      12/20/2011   JPY 467,000,000       4,172,178

See Notes to Financial Statements.

                                                                         COUPON                          FACE
                                                                          RATE         MATURITY        AMOUNT (a)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Japanese Government Bond, Ser. 58                                         1.900%      09/20/2022   JPY 131,000,000   $   1,172,995
                                                                                                                     -------------
                                                                                                                        13,028,445
                                                                                                                     -------------
MEXICO - 0.4%
United Mexican States                                                     8.625%      03/12/2008           350,000         402,150
                                                                                                                     -------------
MULTI-NATIONAL - 0.4%
European Investment Bank                                                  5.500%      12/07/2009   GBP      24,000          40,905
European Investment Bank                                                  7.625%      12/07/2006   GBP     100,000         178,970
International Bank for Reconstruction & Development (MTN)                 7.125%      07/30/2007   GBP     160,000         286,561
                                                                                                                     -------------
                                                                                                                           506,436
                                                                                                                     -------------
NEW ZEALAND - 1.5%
New Zealand Government, Ser. 413                                          6.500%      04/15/2013   NZD   3,300,000       1,778,716
                                                                                                                     -------------
UNITED KINGDOM - 1.3%
U.K. Treasury Bond                                                        4.250%      06/07/2032   GBP   1,000,000       1,558,053
                                                                                                                     -------------
  Total (Cost - $27,740,111)                                                                                            29,011,840
                                                                                                                     -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.7%
AGENCY OBLIGATIONS - 3.2%
FHLMC Global Bond                                                         3.500%      09/15/2007           448,000         457,332
FHLMC Global Bond                                                         5.125%      07/15/2012         2,660,000       2,831,134
FNMA Global Bond                                                          4.375%      09/15/2012           500,000         501,382
                                                                                                                     -------------
                                                                                                                         3,789,848
                                                                                                                     -------------
U.S. TREASURY NOTES & BONDS - 7.5%
U.S. Treasury Inflation Index Note                                        3.375%      01/15/2007         1,029,825       1,115,269
U.S. Treasury Note                                                        3.250%      08/15/2007         1,805,000       1,849,703
U.S. Treasury Note                                                        4.000%      11/15/2012         4,200,000       4,259,392
U.S. Treasury Note                                                        6.250%      05/15/2030           779,000         932,214
U.S. Treasury Note                                                        6.375%      08/01/2011           500,000         560,777
                                                                                                                     -------------
                                                                                                                         8,717,355
                                                                                                                     -------------
  Total (Cost - $12,274,764)                                                                                            12,507,203
                                                                                                                     -------------
SHORT-TERM INVESTMENTS - 1.0%
U.S. Treasury Bill ++ @                                                   1.580%      01/30/2003         1,100,000       1,098,990
U.S. Treasury Bill ++ @                                                   1.625%      02/20/2003           100,000          99,845
                                                                                                                     -------------
  Total (Cost - $1,198,374)                                                                                              1,198,835
                                                                                                                     -------------
TOTAL INVESTMENTS - 115.4% (COST - $129,905,475)                                                                       134,837,417
                                                                                                                     -------------
LIABILITIES, NET OF OTHER ASSETS - (15.4%)                                                                             (17,978,299)
                                                                                                                     -------------
NET ASSETS - 100.0%                                                                                                  $ 116,859,118
                                                                                                                     =============

SUMMARY OF ABBREVIATIONS

CAD   Canadian Dollar
EUR   European Monetary Unit (Euro)
FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association
FRN   Floating Rate Note
GBP   Great British Pound
GNMA  Government National Mortgage Association
IO    Interest Only
JPY   Japanese Yen
MTN   Medium-Term Note
NZD   New Zealand Dollar

See Notes to Financial Statements.

O.A.T. Obligations Assimilables du Tresor are French government long-term debt instruments.
TBA     To Be Announced - Security is subject to delayed delivery.
Vendee  Veterans Administration
Z Bond A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond class. The security is currently paying interest.
+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers, and may be considered illiquid. At December 31, 2002, these securities were valued at $7,183,783 or 6.1% of net assets.
(a)     Face amount shown in U.S. dollars unless otherwise indicated.
* Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.
#       These 144A securities have been deemed to be liquid by the Board of
        Directors.
##      Face amount shown represents amortized cost.
++      Interest rate shown represents yield to maturity at date of purchase.
**      Security is subject to delayed delivery.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

INTERNATIONAL PORTFOLIO - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                         COUPON                           FACE
                                                                          RATE         MATURITY        AMOUNT (a)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) - 24.1%
AUTO LOAN - 9.7%
Ace Securities Corp., Ser. 2001-HEI, Class A (FRN)                        1.790%      11/20/2031         2,089,064   $   2,087,094
Daimler Chrysler Master Owner Trust, Ser. 2002-B, Class A (FRN)           1.405%      11/15/2007         1,450,000       1,448,575
GMAC Swift Trust, Ser. 1999-1 + #                                         5.000%      01/18/2005   EUR     700,000         757,058
Oscar Funding Corp., Ser. 7, Class 1 (FRN) (Cayman Islands) *             1.691%      03/10/2006         1,239,660       1,239,040
Superior Wholesale Inventory Financing Trust, Ser. 2001-A7,
  Class A (FRN)                                                           1.510%      03/15/2006         1,400,000       1,400,361
Toyota Auto Receivables Owner Trust, Ser. 2002-C, Class A2 (FRN)          1.440%      03/15/2005           500,000         499,711
Volkswagen Credit Auto Master Trust, Ser. 2000-1, Class A (FRN)           1.575%      08/20/2007         1,150,000       1,152,897
                                                                                                                     -------------
                                                                                                                         8,584,736
                                                                                                                     -------------
CREDIT CARD - 4.2%
Chase Credit Card Master Trust, Ser. 1998-1, Class A                      5.125%      02/15/2005   EUR     500,000         545,580
Chase Credit Card Master Trust, Ser. 1998-4, Class A                      5.000%      08/15/2008   EUR     306,775         337,155
Chester Asset Receivables Deal 11, Ser. A (United Kingdom)                6.125%      10/15/2010   EUR     770,000         896,433
Chester Asset Receivables Deal 5 (United Kingdom)                         6.625%      03/17/2008   GBP     130,000         225,537
Citibank Credit Card Master Trust, Ser. 1999-6, Class A + #               4.500%      08/25/2004   EUR     600,000         642,233
MBNA American European Structuring Offering, Ser. 6
  (Cayman Islands)                                                        4.375%      08/19/2004   EUR   1,000,000       1,071,327
                                                                                                                     -------------
                                                                                                                         3,718,265
                                                                                                                     -------------
HOME EQUITY LOAN - 7.5%
Clare Special Purpose Company, Ser. 1, Class 1 (FRN) *                    2.380%      12/14/2006         2,000,000       1,998,000
Long Beach Mortgage Loan Trust, Ser. 2001-2, Class A2 (FRN)               1.700%      07/25/2031         1,010,126       1,007,332
Novastar Home Equity Loan, Ser. 2001-2, Class A3 (FRN)                    1.680%      09/25/2031         1,871,708       1,867,300
Providian Home Equity Loan Trust, Ser. 1999-1, Class A (FRN)              1.710%      06/25/2025           445,005         445,020
Residential Asset Securities Corporation, Ser. 2000-KS5,
  Class AII (FRN)                                                         1.660%      12/25/2031         1,312,581       1,310,756
                                                                                                                     -------------
                                                                                                                         6,628,408
                                                                                                                     -------------
OTHER ABS - 2.7%
HABS Corp., Ser. 2000-1X, Class A (FRN) (Cayman Islands) *                3.226%      11/28/2007           825,000         822,112
Life Funding Co., Ser. 2001-1A, Class A1 (FRN)
  (Cayman Islands) + #                                                    0.454%      10/14/2008   JPY 179,940,400       1,513,276
                                                                                                                     -------------
                                                                                                                         2,335,388
                                                                                                                     -------------
  Total (Cost - $20,885,081)                                                                                            21,266,797
                                                                                                                     -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 2.9%
EURO COLLATERALIZED - 0.6%
Dutch Mortgage Loans Securitization, Ser. 2000-1, Class A2
  (Netherlands)                                                           5.875%      12/02/2076   EUR     500,000         563,948
                                                                                                                     -------------
OTHER CMO - 2.3%
Amortizing Residential Collateral Trust, Ser. 2002-BC1,
  Class  A (FRN)                                                          1.760%      01/01/2032         2,004,864       2,000,581
                                                                                                                     -------------
                                                                                                                         2,564,529
  Total (Cost - $2,482,489)
                                                                                                                     -------------
CORPORATE OBLIGATIONS - 4.6%
BANKING - 2.2%
Bank of Scotland (MTN) (United Kingdom)                                   5.500%      07/27/2009   EUR     360,000         396,871
Royal Bank of Scotland (United Kingdom)                                   6.770%      03/31/2049   EUR   1,000,000       1,119,248
Unicredito Italiano Spa (FRN) (Italy)                                     6.250%      06/14/2010   EUR     390,000         434,057
                                                                                                                     -------------
                                                                                                                         1,950,176
                                                                                                                     -------------
PHARMACEUTICALS - 0.5%
Glaxo Wellcome plc (United Kingdom)                                       8.750%      12/01/2005   GBP     250,000         449,762
                                                                                                                     -------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
Vodafone Finance BV (Netherlands)                                         4.750%      05/27/2009   EUR     930,000         982,043
                                                                                                                     -------------

See Notes to Financial Statements.

                                                                         COUPON                           FACE
                                                                          RATE         MATURITY        AMOUNT (a)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
UTILITY - 0.8%
United Utility Water plc (United Kingdom)                                 4.875%      03/18/2009   EUR     680,000   $     726,786
                                                                                                                     -------------
  Total (Cost - $3,357,112)                                                                                              4,108,767
                                                                                                                     -------------
SOVEREIGN DEBT OBLIGATIONS - 57.3%
BELGIUM - 12.9%
Kingdom of Belgium, Ser. 23                                               8.000%      03/28/2015   EUR   4,880,000       6,788,100
Kingdom of Belgium, Ser. 28                                               5.750%      03/28/2008   EUR   3,950,000       4,566,986
                                                                                                                     -------------
                                                                                                                        11,355,086
                                                                                                                     -------------
DENMARK - 1.6%
Kingdom of Denmark Bond                                                   7.000%      11/10/2024   DKK   7,500,000       1,361,228
                                                                                                                     -------------
GREECE - 2.0%
Hellenic Republic                                                         5.900%      10/22/2022   EUR   1,520,000       1,780,893
                                                                                                                     -------------
JAPAN - 20.6%
Japanese Government Bond                                                  2.875%      07/28/2005   JPY 400,000,000       3,607,200
Japanese Government Bond, Ser. 220                                        1.700%      03/22/2010   JPY 612,000,000       5,566,752
Japanese Government Bond, Ser. 236                                        1.500%      12/20/2011   JPY 826,000,000       7,379,484
Japanese Government Bond, Ser. 58                                         1.900%      09/20/2022   JPY 177,000,000       1,584,886
                                                                                                                     -------------
                                                                                                                        18,138,322
                                                                                                                     -------------
MULTI-NATIONAL - 2.3%
European Investment Bank                                                  5.500%      12/07/2009   GBP     656,000       1,118,075
European Investment Bank                                                  7.625%      12/07/2006   GBP     500,000         894,852
                                                                                                                     -------------
                                                                                                                         2,012,927
                                                                                                                     -------------
NEW ZEALAND - 2.8%
New Zealand Government, Ser. 413                                          6.500%      04/15/2013   NZD   4,600,000       2,479,423
                                                                                                                     -------------
SPAIN - 10.6%
Bonos Y Oblig Del Estado                                                  5.000%      07/30/2012   EUR   1,410,000       1,562,759
Bonos Y Oblig Del Estado                                                  6.000%      01/31/2008   EUR   5,290,000       6,165,310
Kingdom of Spain                                                          4.625%      07/22/2004   JPY 175,000,000       1,578,500
                                                                                                                     -------------
                                                                                                                         9,306,569
                                                                                                                     -------------
SWEDEN - 1.1%
Swedish Government Bond                                                   8.000%      08/15/2007   SEK   7,500,000         997,290
                                                                                                                     -------------
UNITED KINGDOM - 3.4%
U.K. Treasury Bond                                                        4.250%      06/07/2032   GBP   1,900,000       2,960,301
                                                                                                                     -------------
  Total (Cost - $47,338,705)                                                                                            50,392,039
                                                                                                                     -------------
SHORT-TERM INVESTMENTS - 0.9%
U.S. Treasury Bill ++ @
  (Cost - $798,982)                                                       1.580%      01/30/2003           800,000         799,266
                                                                                                                     -------------

TOTAL INVESTMENTS - 89.8% (COST - $74,862,369)                                                                          79,131,398
                                                                                                                     -------------
OTHER ASSETS, NET OF LIABILITIES - 10.2%                                                                                 8,988,582
                                                                                                                     -------------
NET ASSETS - 100.0%                                                                                                  $  88,119,980
                                                                                                                     =============

SUMMARY OF ABBREVIATIONS
DKK   Danish Krone
EUR   European Monetary Unit (Euro)

See Notes to Financial Statements.

FRN   Floating Rate Note
GBP   Great British Pound
JPY   Japanese Yen
MTN   Medium-Term Note
NZD   New Zealand Dollar
SEK   Swedish Krona
+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers, and may be considered illiquid. At December 31, 2002, these securities were valued at $2,912,567 or 3.3% of net assets.
(a)   Face amount shown in U.S. dollars unless otherwise indicated.
* Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.
#     These 144A securities have been deemed to be liquid by the Board of
      Directors.
++    Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

EMERGING MARKETS PORTFOLIO - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                           COUPON                            FACE
                                                                            RATE         MATURITY         AMOUNT (a)      VALUE
----------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS - 96.0%
ARGENTINA - 2.1%
Republic of Argentina                                                      11.375%      03/15/2010       1,000,000   $     220,000
                                                                                                                     -------------
BRAZIL - 10.1%
Republic of Brazil                                                         11.000%      08/17/2040         750,000         466,875
Republic of Brazil - C Bond                                                 8.000%      04/15/2014         307,853         203,567
Republic of Brazil, DCB L (FRN)                                             2.625%      04/15/2012         750,000         408,750
                                                                                                                     -------------
                                                                                                                         1,079,192
                                                                                                                     -------------
BULGARIA - 2.5%
Republic of Bulgaria                                                        8.250%      01/15/2015         250,000         273,125
                                                                                                                     -------------
CHINA - 2.7%
People's Republic of China                                                  6.800%      05/23/2011         250,000         289,224
                                                                                                                     -------------
COLOMBIA - 11.9%
Republic of Colombia                                                        7.625%      02/15/2007         500,000         483,750
Republic of Colombia                                                        9.750%      04/23/2009         250,000         257,500
Republic of Colombia                                                       11.750%      02/25/2020         500,000         535,000
                                                                                                                     -------------
                                                                                                                         1,276,250
                                                                                                                     -------------
ECUADOR - 1.0%
Republic of Ecuador                                                         6.000%      08/15/2030         250,000         103,750
                                                                                                                     -------------
IVORY COAST - 0.7%
Ivory Coast - PDI (FRN) *                                                   2.000%      03/29/2018         617,500          80,275
                                                                                                                     -------------
MALAYSIA - 5.7%
Malaysia Global Government Bond                                             8.750%      06/01/2009         500,000         612,331
                                                                                                                     -------------
MEXICO - 17.1%
United Mexican States                                                       8.125%      12/30/2019       1,000,000       1,055,000
United Mexican States, Ser. B                                               6.250%      12/31/2019         500,000         493,125
United Mexican States, Ser. EMTN                                            9.750%      04/06/2005         250,000         285,625
                                                                                                                     -------------
                                                                                                                         1,833,750
                                                                                                                     -------------
NIGERIA - 6.3%
Central Bank of Nigeria Par Bond, Ser. WW #                                 6.250%      11/15/2020       1,000,000         670,000
                                                                                                                     -------------
PERU - 5.9%
Republic of Peru                                                            9.125%      02/21/2012         250,000         245,000
Republic of Peru - PDI                                                      4.500%      03/07/2017         490,000         382,200
                                                                                                                     -------------
                                                                                                                           627,200
                                                                                                                     -------------
(THE) PHILIPPINES - 2.4%
Republic of Philippines                                                     9.375%      01/18/2017         250,000         258,125
                                                                                                                     -------------
POLAND - 1.1%
Poland - PDI                                                                6.000%      10/27/2014         111,804         113,761
                                                                                                                     -------------
RUSSIA - 12.6%
Russian Federation Bond                                                     5.000%      03/31/2030       1,000,000         793,750
Russian Federation Bond                                                     8.750%      07/24/2005         250,000         270,938
Russian Federation Bond                                                    10.000%      06/26/2007         250,000         284,375
                                                                                                                     -------------
                                                                                                                         1,349,063
                                                                                                                     -------------

See Notes to Financial Statements.

                                                                          COUPON                           FACE
                                                                           RATE         MATURITY        AMOUNT (a)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 5.7%
Republic of Korea                                                           8.875%      04/15/2008         500,000   $     616,071
                                                                                                                     -------------
TURKEY - 4.9%
Republic of Turkey                                                         11.875%      01/15/2030         500,000         525,000
                                                                                                                     -------------
VENEZUELA - 3.3%
Republic of Venezuela                                                       9.250%      09/15/2027         250,000         170,000
Republic of Venezuela - DCB, Ser. DL #                                      2.313%      12/18/2007         238,090         182,734
                                                                                                                     -------------
                                                                                                                           352,734
                                                                                                                     -------------
  Total (Cost - $9,557,548)                                                                                             10,279,851
                                                                                                                     -------------

                                                                              STRIKE    EXPIRATION      CONTRACTS
                                                                              ------    ----------      ---------
WARRANTS - 0.1%
Central Bank of Nigeria Warrants (Nigeria)                                      0       11/15/2020           6,500               0
United Mexican States Warrant (Mexico)                                          0       06/30/2003       3,077,000           9,231
                                                                                                                     -------------
Total (Cost - $0)                                                                                                            9,231
                                                                                                                     -------------

TOTAL INVESTMENTS - 96.1% (COST - $9,557,548)                                                                           10,289,082
                                                                                                                     -------------
OTHER ASSETS, NET OF LIABILITIES - 3.9%                                                                                    422,391
                                                                                                                     -------------
NET ASSETS - 100.0%                                                                                                  $  10,711,473
                                                                                                                     =============

SUMMARY OF ABBREVIATIONS

DCB   Debt Conversion Bond
FRN   Floating Rate Note
PDI   Past Due Interest
(a)   Face amount shown in U.S. dollars unless otherwise indicated.
# Security is issued with detachable warrants. The current value of each warrant is zero.
*     Security is currently in default.

See Notes to Financial Statements.

FFTW FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002                                                U.S. PORTFOLIOS

                                                                   U.S.                               U.S.
                                                                SHORT-TERM    LIMITED DURATION  INFLATION-INDEXED  MORTGAGE-BACKED
                                                                 PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (Cost - $91,911,505,
$158,285,308, $83,912,451 and $223,203,084, respectively)     $   91,832,879   $  161,269,172    $   87,806,700     $  226,067,795
Cash                                                               2,553,333        3,823,620           888,368          6,728,649
Receivable for securities sold                                             -                -                 -             42,864
Receivable for fund shares sold                                            -           42,274        13,500,000                  -
Receivable from Investment Adviser                                    18,030           34,568            14,449             61,439
Interest receivable                                                   74,476          744,439         1,100,589            827,350
Variation margin receivable                                                -                -                 -             14,206
Other receivables                                                          -                -                 -                343
                                                              --------------   --------------    --------------     --------------
     Total assets                                                 94,478,718      165,914,073       103,310,106        233,742,646
                                                              --------------   --------------    --------------     --------------
LIABILITIES
Payable for securities purchased                                           -                -        13,930,426         74,900,999
Payable for fund shares redeemed                                           -                -                 -          3,000,000
Distribution payable                                                     600            9,618                 -                  -
Accrued expenses and other liabilities                                25,933           34,575            24,850             28,114
                                                              --------------   --------------    --------------     --------------
     Total liabilities                                                26,533           44,193        13,955,276         77,929,113
                                                              --------------   --------------    --------------     --------------
NET ASSETS                                                    $   94,452,185   $  165,869,880    $   89,354,830     $  155,813,533
                                                              ==============   ==============    ==============     ==============
SHARES OUTSTANDING (PAR VALUE $0.001)                              9,915,554       16,342,542         8,259,549         15,138,919
                                                              ==============   ==============    ==============     ==============
NET ASSET VALUE PER SHARE                                     $         9.53   $        10.15    $        10.82     $        10.29
                                                              ==============   ==============    ==============     ==============
COMPONENTS OF NET ASSETS AS OF DECEMBER 31, 2002 WERE
  AS FOLLOWS:
Paid-in capital                                               $  111,320,447   $  163,313,402    $   85,457,984     $  162,901,494
Undistributed (distributions in excess of) investment
  income, net                                                        255,853                -             7,231            677,756
Accumulated net realized loss on investments, short sales,
options and financial futures contracts                          (17,045,489)        (427,386)           (4,634)        (9,987,936)
Net unrealized appreciation (depreciation) on investments
and financial futures and options contracts                          (78,626)       2,983,864         3,894,249          2,222,219
                                                              --------------   --------------    --------------     --------------
                                                              $   94,452,185   $  165,869,880    $   89,354,830     $  155,813,533
                                                              ==============   ==============    ==============     ==============

See Notes to Financial Statements.

FFTW FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002                              GLOBAL & INTERNATIONAL PORTFOLIOS

                                                                WORLDWIDE      WORLDWIDE CORE    INTERNATIONAL     EMERGING MARKETS
                                                                PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (Cost - $190,363,910,
$129,905,475, $74,862,369 and $9,557,548, respectively)       $  199,758,198   $  134,837,417    $   79,131,398     $   10,289,082
Cash                                                                 151,501        1,437,560         2,684,100            234,371
Cash on deposit at broker                                          2,079,867        1,845,745           301,804                  -
Foreign cash (Cost - $359,370, $93,577, $512,846 and $0,
respectively)                                                        372,299          286,829           543,706                  -
Receivable for securities sold                                     1,047,500                -         7,361,774                  -
Receivable for fund shares sold                                            -                -            34,658                  -
Receivable from Investment Adviser                                    25,556           11,962            20,079                  -
Interest receivable                                                2,267,067        1,159,719         1,313,285            222,920
Net unrealized appreciation of forward foreign exchange
contracts                                                          3,106,286        1,437,405         4,294,323                  -
                                                              --------------   --------------    --------------     --------------
     Total assets                                                208,808,274      141,016,637        95,685,127         10,746,373
                                                              --------------   --------------    --------------     --------------
LIABILITIES
Payable for securities purchased                                  33,853,127       20,909,542         3,366,131                  -
Payable for fund shares redeemed                                     100,000          138,746            57,812                  -
Variation margin payable                                              30,768          187,527           545,753                  -
Net unrealized depreciation of forward foreign exchange
contracts                                                          2,569,277        2,771,217         3,319,869                  -
Distribution payable                                                       -                -           238,510                  -
Payable on swap contracts                                            169,713          113,142                 -                  -
Accrued expenses and other liabilities                                45,985           37,345            37,072             34,900
                                                              --------------   --------------    --------------     --------------
     Total liabilities                                            36,768,870       24,157,519         7,565,147             34,900
                                                              --------------   --------------    --------------     --------------
NET ASSETS                                                    $  172,039,404   $  116,859,118    $   88,119,980     $   10,711,473
                                                              ==============   ==============    ==============     ==============
SHARES OUTSTANDING (PAR VALUE $0.001)                             17,898,822       10,476,201        10,158,906          1,371,118
                                                              ==============   ==============    ==============     ==============
NET ASSET VALUE PER SHARE                                     $         9.61   $        11.15    $         8.67     $         7.81
                                                              ==============   ==============    ==============     ==============
COMPONENTS OF NET ASSETS AS OF DECEMBER 31, 2002 WERE
AS FOLLOWS:
Paid-in capital                                               $  162,107,737   $  116,074,716    $   80,316,796     $   44,134,923
Undistributed (distributions in excess of) investment
  income, net                                                      2,822,046          (69,014)        2,036,084                  -
Accumulated net realized gain (loss) on investments, short
sales, financial futures, swap and options contracts and
foreign currency-related transactions                             (2,794,239)      (2,746,948)          281,796        (34,154,984)
Net unrealized appreciation on investments, financial
futures, swap and options contracts and translation of
other assets and liabilities denominated in foreign currency       9,903,860        3,600,364         5,485,304            731,534
                                                              --------------   --------------    --------------     --------------
                                                              $  172,039,404   $  116,859,118    $   88,119,980     $   10,711,473
                                                              ==============   ==============    ==============     ==============

See Notes to Financial Statements.

FFTW FUNDS, INC.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002                             U.S. PORTFOLIOS

                                                                   U.S.                               U.S.
                                                                SHORT-TERM    LIMITED DURATION  INFLATION-INDEXED  MORTGAGE-BACKED
                                                                 PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                      $    5,757,092   $    6,133,184    $    3,282,398     $   13,395,417
EXPENSES
Investment advisory fees                                             624,295          478,506           246,019            864,198
Administration fees                                                  112,716           77,498            34,568            160,955
Custodian fees                                                        87,745           68,894            28,752            144,176
Directors' fees and expenses                                          34,929           17,946             7,406             45,976
Audit fees                                                            33,076           39,712            24,005             25,550
Legal fees                                                            24,813           16,421             6,550             33,780
Transfer agent fees                                                   17,004            3,967               675              1,638
Registration fees                                                      6,043           16,690               775              3,934
Other fees and expenses                                               11,314           14,571             4,318             81,201
                                                              --------------   --------------    --------------     --------------
     Total operating expenses                                        951,935          734,205           353,068          1,361,408
Waiver of investment advisory fees                                  (413,655)        (324,261)         (137,583)          (639,074)
Waiver of administration fees                                        (16,930)               -                 -                  -
                                                              --------------   --------------    --------------     --------------
Total waivers                                                       (430,585)        (324,261)         (137,583)          (639,074)
                                                              --------------   --------------    --------------     --------------
     Operating expenses, net                                         521,350          409,944           215,485            722,334
Interest                                                             102,467                -                 -                  -
                                                              --------------   --------------    --------------     --------------
     Total expenses                                                  623,817          409,944           215,485            722,334
                                                              --------------   --------------    --------------     --------------
Investment income, net                                             5,133,275        5,723,240         3,066,913         12,673,083
                                                              --------------   --------------    --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SHORT SALES, OPTIONS AND FINANCIAL FUTURES CONTRACTS
Net realized gain (loss) on investments                           (1,698,089)         503,475         2,522,140          9,010,786
Net realized loss on short sales                                           -                -                 -            (53,828)
Net realized gain (loss) on options and financial
futures contracts                                                    (15,519)          16,977                 -          (1,215,798)
Net change in unrealized appreciation (depreciation)
on investments                                                      (524,974)       1,423,731         4,112,113          5,109,007
Net change in unrealized depreciation on
financial futures and options contracts                              (13,250)               -                 -           (947,666)
                                                              --------------   --------------    --------------     --------------
Net realized and unrealized gain (loss) on
investments, short sales, options and
financial futures contracts                                       (2,251,832)       1,944,183         6,634,253         11,902,501
                                                              --------------   --------------    --------------     --------------
Net Increase in Net Assets Resulting from Operations          $    2,881,443   $    7,667,423    $    9,701,166     $   24,575,584
                                                              ==============   ==============    ==============     ==============

See Notes to Financial Statements.

FFTW FUNDS, INC.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002           GLOBAL & INTERNATIONAL PORTFOLIOS

                                                                WORLDWIDE      WORLDWIDE CORE    INTERNATIONAL     EMERGING MARKETS
                                                                PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                      $    6,667,812   $    6,972,957    $    3,266,670     $    2,185,458
EXPENSES
Investment advisory fees                                             663,941          683,639           420,639            185,739
Administration fees                                                   93,223           96,611            59,198             19,154
Custodian fees                                                       151,056          154,406           110,294             38,094
Directors' fees and expenses                                          23,764           27,178            16,053              4,740
Audit fees                                                            53,090           50,594            46,475             49,392
Legal fees                                                            20,069           18,285            12,494              2,629
Transfer agent fees                                                    6,145            6,042             7,637                  -
Registration fees                                                      5,859           18,496            24,209              1,647
Other fees and expenses                                                6,782           10,379             8,003              2,495
                                                              --------------   --------------    --------------     --------------
     Total operating expenses                                      1,023,929        1,065,630           705,002            303,890
Waiver of investment advisory fees                                   (27,615)        (293,345)          (73,322)                 -
                                                              --------------   --------------    --------------     --------------
     Operating expenses, net                                         996,314          772,285           631,680            303,890
Interest                                                                   -            2,818             6,295                  -
                                                              --------------   --------------    --------------     --------------
     Total expenses                                                  996,314          775,103           637,975            303,890
                                                              --------------   --------------    --------------     --------------
Investment income, net                                             5,671,498        6,197,854         2,628,695          1,881,568
                                                              --------------   --------------    --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SHORT SALES, FINANCIAL FUTURES, SWAP AND OPTIONS CONTRACTS
AND FOREIGN CURRENCY-RELATED TRANSACTIONS
Net realized gain (loss) on investments                            7,624,855        9,526,820         5,782,844           (141,827)
Net realized gain (loss) on short sales                               20,377          (19,405)                -                  -
Net realized gain (loss) on financial futures, swap and
options contracts                                                 (2,529,357)      (2,149,671)           82,053                  -
Net realized gain (loss) on foreign currency-related
transactions                                                         498,751       (5,320,738)        1,812,052                150
Net change in unrealized appreciation (depreciation) on
investments                                                        9,882,858        6,683,239         7,150,394           (925,753)
Net change in unrealized appreciation (depreciation) on
financial futures, swap and options contracts                       (324,667)        (147,672)          118,102                  -
Net change in unrealized appreciation (depreciation) on
translation of other assets and liabilities denominated
in foreign currency                                                2,380,155       (3,670,228)        3,492,506                  -
                                                              --------------   --------------    --------------     --------------
Net realized and unrealized gain (loss) on investments,
short sales, financial futures, swap and options contracts
and foreign currency-related transactions                         17,552,972        4,902,345        18,437,951         (1,067,430)
                                                              --------------   --------------    --------------     --------------
Net Increase in Net Assets Resulting from Operations          $   23,224,470   $   11,100,199    $   21,066,646     $      814,138
                                                              ==============   ==============    ==============     ==============

See Notes to Financial Statements.

FFTW FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
                                                                 U.S. PORTFOLIOS

                                                                 U.S. SHORT-TERM PORTFOLIO           LIMITED DURATION PORTFOLIO
                                                              -------------------------------    ---------------------------------
                                                                YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                               DEC. 31, 2002    DEC. 31, 2001     DEC. 31, 2002     DEC. 31, 2001
                                                              -------------------------------    ---------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Investment income, net                                        $    5,133,275   $   13,414,156    $    5,723,240     $    6,063,097
Net realized gain (loss) on investments and financial
futures contracts                                                 (1,713,608)       1,104,180           520,452          1,811,425
Net change in unrealized appreciation (depreciation) on
investments and financial futures, swap and options contracts       (538,224)      (1,642,167)        1,423,731            331,971
                                                              --------------   --------------    --------------     --------------
Net increase in net assets resulting from operations               2,881,443       12,876,169         7,667,423          8,206,493
                                                              --------------   --------------    --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
From investment income, net                                        5,459,618       13,422,331         5,752,752          5,951,584
From net realized gain on investments and financial futures
contracts                                                                  -                -           834,978                  -
                                                              --------------   --------------    --------------     --------------
Total Distributions                                                5,459,618       13,422,331         6,587,730          5,951,584
                                                              --------------   --------------    --------------     --------------
CAPITAL SHARE TRANSACTIONS, NET                                 (192,048,007)     (81,242,662)       47,433,682         17,617,474
                                                              --------------   --------------    --------------     --------------
Total increase (decrease) in net assets                         (194,626,182)     (81,788,824)       48,513,375         19,872,383
NET ASSETS
Beginning of Year                                                289,078,367      370,867,191       117,356,505         97,484,122
                                                              --------------   --------------    --------------     --------------
End of Year                                                   $   94,452,185   $  289,078,367    $  165,869,880     $  117,356,505
                                                              ==============   ==============    ==============     ==============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) INVESTMENT
INCOME, NET                                                   $      (67,074)  $      259,269    $         (633)    $       28,879

See Notes to Financial Statements.

                                                              U.S. INFLATION-INDEXED PORTFOLIO       MORTGAGE-BACKED PORTFOLIO
                                                              --------------------------------   ---------------------------------
                                                                                PERIOD FROM
                                                                YEAR ENDED    JAN. 2, 2001* TO     YEAR ENDED         YEAR ENDED
                                                              DEC. 31, 2002     DEC. 31, 2001    DEC. 31, 2002      DEC. 31, 2001
                                                              --------------------------------   ---------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Investment income, net                                        $    3,066,913   $      988,478    $   12,673,083     $   18,815,066
Net realized gain on investments, short sales and
financial futures contracts                                        2,522,140          252,593         7,741,160          4,391,446
Net change in unrealized appreciation (depreciation) on
investments and financial futures, swap and options contracts      4,112,113         (217,864)        4,161,341         (3,843,258)
                                                              --------------   --------------    --------------     --------------
Net increase in net assets resulting from operations               9,701,166        1,023,207        24,575,584         19,363,254
                                                              --------------   --------------    --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
From investment income, net                                        3,059,621        1,001,372        16,117,728         17,869,000
From net realized gain on investments, short sales and
financial futures contracts                                        2,531,529          235,005                 -                  -
                                                              --------------   --------------    --------------     --------------
Total Distributions                                                5,591,150        1,236,377        16,117,728         17,869,000
                                                              --------------   --------------    --------------     --------------
CAPITAL SHARE TRANSACTIONS, NET                                   45,635,151       39,822,833      (209,932,280)        19,652,684
                                                              --------------   --------------    --------------     --------------
Total increase (decrease) in net assets                           49,745,167       39,609,663      (201,474,424)        21,146,938
NET ASSETS
Beginning of Year                                                 39,609,663                -       357,287,957        336,141,019
                                                              --------------   --------------    --------------     --------------
End of Year                                                   $   89,354,830   $   39,609,663    $  155,813,533     $  357,287,957
                                                              ==============   ==============    ==============     ==============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) INVESTMENT
INCOME, NET                                                   $        7,292   $            -    $     (875,952)    $    2,568,693

*   Commencement of operations.

See Notes to Financial Statements.

FFTW FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                                                    WORLDWIDE PORTFOLIO               WORLDWIDE CORE PORTFOLIO
                                                              -------------------------------    ---------------------------------
                                                                YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                               DEC. 31, 2002    DEC. 31, 2001     DEC. 31, 2002     DEC. 31, 2001
                                                              -------------------------------    ---------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Investment income, net                                        $    5,671,498   $    7,711,401    $    6,197,854     $    9,431,511
Net realized gain (loss) on investments, short sales,
financial futures, options and swap contracts and foreign
currency-related transactions                                      5,614,626       (3,352,185)        2,037,006          3,247,639
Net change in unrealized appreciation (depreciation) on
investments, financial futures, swap and options contracts
and on translation of assets and liabilities denominated
in foreign currency                                               11,938,346       (1,932,403)        2,865,339          2,075,435
                                                              --------------   --------------    --------------     --------------
Net increase in net assets resulting from operations              23,224,470        2,426,813        11,100,199         14,754,585
                                                              --------------   --------------    --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
From investment income, net                                        5,485,837        7,736,679         8,171,422         11,324,035
From capital stock in excess of par  value                                 -                -           629,743                  -
                                                              --------------   --------------    --------------     --------------
Total Distributions                                                5,485,837        7,736,679         8,801,165         11,324,035
                                                              --------------   --------------    --------------     --------------
CAPITAL SHARE TRANSACTIONS, NET                                   (4,538,095)       5,674,932      (105,426,681)         5,559,860
                                                              --------------   --------------    --------------     --------------
Total increase (decrease) in net assets                           13,200,538          365,066      (103,127,647)         8,990,410
NET ASSETS
Beginning of Year                                                158,838,866      158,473,800       219,986,765        210,996,355
                                                              --------------   --------------    --------------     --------------
End of Year                                                   $  172,039,404   $  158,838,866    $  116,859,118     $  219,986,765
                                                              ==============   ==============    ==============     ==============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) INVESTMENT
INCOME, NET                                                   $     (331,176)  $     (516,837)   $   (1,947,915)    $      655,396

See Notes to Financial Statements.

                                                                  INTERNATIONAL PORTFOLIO            EMERGING MARKETS PORTFOLIO
                                                              -------------------------------    ---------------------------------
                                                                YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                               DEC. 31, 2002    DEC. 31, 2001     DEC. 31, 2002     DEC. 31, 2001
                                                              -------------------------------    ---------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Investment income, net                                        $    2,628,695   $    4,486,191    $    1,881,568     $    4,396,524
Net realized gain (loss) on investments, financial futures
contracts and foreign currency-related transactions                7,676,949       (5,100,946)         (141,677)        (1,763,939)
Net change in unrealized appreciation (depreciation) on
investments, financial futures, swap and options contracts
and on translation of assets and liabilities denominated
in foreign currency                                               10,761,002       (4,573,273)         (925,753)           816,960
                                                              --------------   --------------    --------------     --------------
Net increase (decrease) in net assets resulting from
operations                                                        21,066,646       (5,188,028)          814,138          3,449,545
                                                              --------------   --------------    --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
From investment income, net                                        4,842,399        4,806,552         1,974,088          4,093,261
From net realized gain on investments, financial futures
contracts and foreign currency-related transactions                  507,317                -                 -                  -
From capital stock in excess of par value                                  -                -           142,588                  -
                                                              --------------   --------------    --------------     --------------
Total Distributions                                                5,349,716        4,806,552         2,116,676          4,093,261
                                                              --------------   --------------    --------------     --------------
CAPITAL SHARE TRANSACTIONS, NET                                  (35,444,960)      (3,534,503)      (21,025,975)       (16,123,616)
                                                              --------------   --------------    --------------     --------------
Total decrease in net assets                                     (19,728,030)     (13,529,083)      (22,328,513)       (16,767,332)
NET ASSETS
Beginning of Year                                                107,848,010      121,377,093        33,039,986         49,807,318
                                                              --------------   --------------    --------------     --------------
End of Year                                                   $   88,119,980   $  107,848,010    $   10,711,473     $   33,039,986
                                                              ==============   ==============    ==============     ==============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) INVESTMENT
INCOME, NET                                                   $   (3,825,636)  $   (1,611,932)   $     (119,980)    $      115,128

See Notes to Financial Statements.

FFTW FUNDS, INC.

FINANCIAL HIGHLIGHTS
                                                       U.S. SHORT-TERM PORTFOLIO

                                                                                     FOR THE YEAR ENDED,
                                                               --------------------------------------------------------------
FOR A SHARE OUTSTANDING                                         DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
THROUGHOUT THE PERIOD:                                            2002         2001         2000         1999        1998 **
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                           $     9.68   $     9.71   $     9.65   $     9.76   $     9.77
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Investment income, net                                               0.24*        0.48         0.59         0.51*        0.54
Net realized and unrealized gain (loss) on investments and
financial futures contracts                                         (0.14)       (0.03)        0.06        (0.11)       (0.01)
                                                               ----------   ----------   ----------   ----------   ----------
Total from investment operations                                     0.10         0.45         0.65         0.40         0.53
                                                               ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
From investment income, net                                          0.25         0.48         0.59         0.51         0.54
                                                               ----------   ----------   ----------   ----------   ----------
Total distributions                                                  0.25         0.48         0.59         0.51         0.54
                                                               ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                                 $     9.53   $     9.68   $     9.71   $     9.65   $     9.76
                                                               ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                                         1.19%        4.79%        6.99%        4.26%        5.59%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                              $   94,452   $  289,078   $  370,867   $  650,447   $  840,366
Ratio of operating expenses to average net assets,
Exclusive of interest expense (a)                                    0.25%        0.25%        0.25%        0.25%        0.25%
Ratio of operating expenses to average net assets,
Inclusive of interest expense (a)                                    0.30%        0.32%        0.25%        0.25%        0.25%
Ratio of investment income, net to average net assets (a)            2.46%        4.88%        6.13%        5.29%        5.48%
Decrease in above expense ratios due to waiver of
Investment advisory and administration fees                          0.21%        0.22%        0.17%        0.18%        0.17%
Portfolio Turnover (a)                                                282%         158%         214%         N/A          N/A

(a) Net of waivers and reimbursements.
(b) Portfolio turnover was not calculated prior to the year-ended December 31, 2000 due to the Fund's investment in primarily short-term securities.
*   Calculation done based on average shares outstanding.
** The financial highlights for the year ended December 31, 1998 were audited by another auditor.

See Notes to Financial Statements.

FFTW FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                      LIMITED DURATION PORTFOLIO

                                                                                     FOR THE YEAR ENDED,
                                                               --------------------------------------------------------------
FOR A SHARE OUTSTANDING                                         DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
THROUGHOUT THE PERIOD:                                           2002         2001         2000          1999       1998 **
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                           $    10.05   $     9.85   $     9.66   $     9.93   $     9.93
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Investment income, net                                               0.42         0.53         0.61         0.55*        0.55
Net realized and unrealized gain (loss) on investments,
And financial futures contracts and foreign currency related
transactions                                                         0.15         0.19         0.19        (0.27)        0.11
                                                               ----------   ----------   ----------   ----------   ----------
Total from investment operations                                     0.57         0.72         0.80         0.28         0.66
                                                               ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
From investment income, net (b)                                      0.42         0.52         0.61         0.55         0.55
From net realized gain on investments, and financial
futures contracts and foreign currency related transactions          0.05            -            -            -         0.11
                                                               ----------   ----------   ----------   ----------   ----------
Total distributions                                                  0.47         0.52         0.61         0.55         0.66
                                                               ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                                 $    10.15   $    10.05   $     9.85   $     9.66   $     9.93
                                                               ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                                         5.81%        7.46%        8.52%        2.88%        6.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                              $  165,870   $  117,357   $   97,484   $  100,105   $   89,521
Ratio of operating expenses to average net assets,
Exclusive of interest expense (a)                                    0.30%        0.30%        0.30%        0.30%        0.30%
Ratio of operating expenses to average net assets,
Inclusive of interest expense (a)                                    0.30%        0.30%        0.30%        0.30%        0.30%
Ratio of investment income, net to average net assets (a)            4.19%        5.32%        6.25%        5.60%        5.48%
Decrease in above expense ratios due to waiver of
Investment advisory fees                                             0.24%        0.23%        0.24%        0.24%        0.22%
Portfolio Turnover                                                    110%         209%         327%         823%       1,059%

(a) Net of waivers and reimbursements.
(b) Certain prior year amounts have been reclassified to conform to current year presentation.
*   Calculation done based on average shares outstanding.
** The financial highlights for the year ended December 31, 1998 were audited by another auditor.

See Notes to Financial Statements.

FFTW FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                U.S. INFLATION-INDEXED PORTFOLIO

                                                             YEAR ENDED         PERIOD FROM
FOR A SHARE OUTSTANDING                                       DEC. 31,      JANUARY 2, 2001* TO
THROUGHOUT THE PERIOD:                                         2002          DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                        $      10.09        $      10.00
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Investment income, net                                              0.49                0.46
Net realized and unrealized gain on investments                     1.11                0.19
                                                            ------------        ------------
Total from investment operations                                    1.60                0.65
                                                            ------------        ------------
LESS DISTRIBUTIONS
From investment income, net                                         0.49                0.46
From net realized gain on investments,                              0.38                0.10
                                                            ------------        ------------
Total distributions                                                 0.87                0.56
                                                            ------------        ------------
Net asset value, end of period                              $      10.82        $      10.09
                                                            ============        ============
TOTAL RETURN                                                       16.17%               6.54%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                           $     89,355        $     39,610
Ratio of operating expenses to average net assets,
exclusive of interest expense (a)                                   0.35%               0.35%(b)
Ratio of operating expenses to average net assets,
inclusive of interest expense (a)                                   0.35%               0.35%(b)
Ratio of investment income, net to average net assets (a)           4.98%               4.74%(b)
Decrease in above expense ratios due to waiver of
investment advisory fees                                            0.22%               0.33%(b)
Portfolio Turnover                                                   140%                 74%

(a) Net of waivers and reimbursements.
(b) Annualized.
(c) Not annualized.
*   Commencement of Operations.

See Notes to Financial Statements.

FFTW FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                       MORTGAGE-BACKED PORTFOLIO

                                                                                    FOR THE YEAR ENDED,
                                                               --------------------------------------------------------------
FOR A SHARE OUTSTANDING                                         DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
THROUGHOUT THE PERIOD:                                            2002         2001        2000         1999        1998 **
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                           $    10.00   $     9.96   $     9.64   $    10.18   $    10.30
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Investment income, net                                               0.44*        0.61         0.70         0.61*        0.68
Net realized and unrealized gain (loss) on investments, short
sales, option contracts and financial futures contracts              0.41         0.02         0.35        (0.49)        0.07
                                                               ----------   ----------   ----------   ----------   ----------
Total from investment operations                                     0.85         0.63         1.05         0.12         0.75
                                                               ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
From investment income, net (a)                                      0.56         0.59         0.73         0.64         0.65
From net realized gain on investments,
Short sales, and financial futures contracts                            -            -            -         0.02         0.22
                                                               ----------   ----------   ----------   ----------   ----------
Total distributions                                                  0.56         0.59         0.73         0.66         0.87
                                                               ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                                 $    10.29   $    10.00   $     9.96   $     9.64   $    10.18
                                                               ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                                         8.68%        6.43%       11.60%        1.21%        7.42%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                              $  155,814   $  357,288   $  336,141   $  298,265   $  815,367
Ratio of operating expenses to average net assets,
Exclusive of interest expense (a)                                    0.25%        0.25%        0.25%        0.24%        0.23%
Ratio of operating expenses to average net assets,
Inclusive of interest expense (a)                                    0.25%        0.25%        0.26%        0.24%        0.37%
Ratio of investment income, net to average net assets (a)            4.38%        6.02%        7.20%        6.10%        6.33%
Decrease in above expense ratios due to waiver of
Investment advisory fees                                             0.22%        0.21%        0.20%        0.20%        0.20%
Portfolio Turnover                                                    601%         523%         699%         745%         843%

(a) Net of waivers and reimbursements.
(b) Certain prior year amounts have been reclassed to conform to current year presentations.
*   Calculation done using average shares outstanding.
** The financial highlights for the year ended December 31, 1998 were audited by another auditor.

See Notes to Financial Statements.

FFTW FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                             WORLDWIDE PORTFOLIO

                                                                                    FOR THE YEAR ENDED,
                                                               --------------------------------------------------------------
FOR A SHARE OUTSTANDING                                         DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
THROUGHOUT THE PERIOD:                                            2002         2001        2000         1999        1998 **
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                           $     8.64   $     8.91   $     9.12   $    10.28   $     9.42
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Investment income, net                                               0.31         0.39*        0.48*        0.43*        0.46
Net realized and unrealized gain (loss) on investments, swap and options contracts and financial futures contracts and
foreign currency related transactions                                0.96        (0.27)       (0.21)       (0.98)        0.96
                                                               ----------   ----------   ----------   ----------   ----------
Total from investment operations                                     1.27         0.12         0.27        (0.55)        1.42
                                                               ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
From investment income, net (b)                                      0.30         0.39         0.38         0.61         0.46
From net realized gain on investments,
And financial futures contracts and foreign currency related
transactions                                                            -            -            -            -         0.10
From capital stock in excess of par value                               -            -         0.10            -            -
                                                               ----------   ----------   ----------   ----------   ----------
Total distributions                                                  0.30         0.39         0.48         0.61         0.56
                                                               ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                                 $     9.61   $     8.64   $     8.91   $     9.12   $    10.28
                                                               ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                                        14.97%        1.40%        3.26%       (5.38%)      15.58%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                              $  172,039   $  158,839   $  158,474   $   68,581   $   69,653
Ratio of operating expenses to average net assets,
Exclusive of interest expense (a)                                    0.60%        0.60%        0.60%        0.60%        0.60%
Ratio of operating expenses to average net assets,
Inclusive of interest expense (a)                                    0.60%        0.60%        0.60%        0.60%        0.60%
Ratio of investment income, net to average net assets (a)            3.42%        4.50%        5.53%        4.51%        4.76%
Decrease in above expense ratios due to waiver of
Investment advisory fees                                             0.02%        0.01%        0.00%+       0.03%        0.01%
Portfolio Turnover                                                    585%         618%         493%         390%         668%

(a) Net of waivers and reimbursements.
(b) Certain prior year amounts have been reclassified to conform to current year presentation.
*   Calculation done based on average shares outstanding.
** The financial highlights for the year ended December 31, 1998 were audited by another auditor.
+   Rounds to less than 0.01%.

See Notes to Financial Statements.

FFTW FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                        WORLDWIDE CORE PORTFOLIO

                                                                                    FOR THE YEAR ENDED,
                                                               --------------------------------------------------------------
FOR A SHARE OUTSTANDING                                         DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
THROUGHOUT THE PERIOD:                                            2002         2001        2000         1999        1998 +
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                           $    10.96   $    10.79   $    10.58   $    11.19   $    11.23
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Investment income, net                                               0.40*        0.48         0.60         0.51*        0.59
Net realized and unrealized gain (loss) on investments, swap and options contracts and financial futures contracts and
foreign currency related transactions                                0.36         0.27         0.50        (0.53)        0.68
                                                               ----------   ----------   ----------   ----------   ----------
Total from investment operations                                     0.76         0.75         1.10        (0.02)        1.27
                                                               ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
From investment income, net                                          0.53         0.58         0.89         0.59         0.70
From net realized gain on investments, and financial futures
contracts and foreign currency related transactions                     -            -            -         0.00**       0.61
From capital stock in excess of par value                            0.04            -            -            -            -
                                                               ----------   ----------   ----------   ----------   ----------
Total distributions                                                  0.57         0.58         0.89         0.59         1.31
                                                               ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                                 $    11.15   $    10.96   $    10.79   $    10.58   $    11.19
                                                               ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                                         7.36%        6.94%       10.79%       (0.19%)      11.53%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                              $  116,859   $  219,987   $  210,996   $  181,535   $  174,805
Ratio of operating expenses to average net assets,
exclusive of interest expense (a)                                    0.45%        0.45%        0.45%        0.45%        0.45%
Ratio of operating expenses to average net assets,
inclusive of interest expense (a)                                    0.45%        0.45%        0.45%        0.45%        0.45%
Ratio of investment income, net to average net assets (a)            3.61%        4.38%        5.60%        4.70%        4.85%
Decrease in above expense ratios due to waiver of
investment advisory fees                                             0.17%        0.17%        0.14%        0.14%        0.13%
Portfolio Turnover                                                    565%         615%         549%         404%         745%

(a) Net of waivers and reimbursements.
*   Calculation done based on average shares outstanding.
**  Rounds to less than $0.01.
+ The financial highlights for the year ended December 31, 1998 were audited by another auditor.

See Notes to Financial Statements.

FFTW FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                         INTERNATIONAL PORTFOLIO

                                                                                     FOR THE YEAR ENDED,
                                                               ----------------------------------------------------------------
FOR A SHARE OUTSTANDING                                         DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,       DEC. 31,
THROUGHOUT THE PERIOD:                                            2002         2001        2000         1999          1998 **
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                           $     7.53   $     8.18   $     8.70   $     9.68     $     9.50
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Investment income, net                                               0.16         0.29         0.44         0.37*          0.48
Net realized and unrealized gain (loss) on investments, and
financial futures contracts and foreign currency related
transactions                                                         1.45        (0.63)       (0.54)       (0.98)          1.21
                                                               ----------   ----------   ----------   ----------     ----------
Total from investment operations                                     1.61        (0.34)       (0.10)       (0.61)          1.69
                                                               ----------   ----------   ----------   ----------     ----------
LESS DISTRIBUTIONS
From investment income, net (c)                                      0.42         0.31         0.04         0.37           0.85
From net realized gain on investments, and financial futures
contracts and foreign currency related transactions                  0.05            -            -            -           0.66
From capital stock in excess of par value                               -            -         0.38            -              -
                                                               ----------   ----------   ----------   ----------     ----------
Total distributions                                                  0.47         0.31         0.42         0.37           1.51
                                                               ----------   ----------   ----------   ----------     ----------
Net asset value, end of period                                 $     8.67   $     7.53   $     8.18   $     8.70     $     9.68
                                                               ==========   ==========   ==========   ==========     ==========
TOTAL RETURN                                                        21.81%       (4.22%)      (0.98%)      (6.34%)        18.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                              $   88,120   $  107,848   $  121,377   $  103,564     $   81,705
Ratio of operating expenses to average net assets,
exclusive of interest expense (a)                                    0.60%        0.60%        0.60%        0.60%          0.60%
Ratio of operating expenses to average net assets,
inclusive of interest expense (a)                                    0.61%        0.60%        0.60%        0.60%          0.60%
Ratio of investment income, net to average net assets (a)            2.50%        3.70%        5.18%        4.13%          4.56%
Decrease in above expense ratios due to waiver of
investment advisory fees                                             0.07%        0.06%        0.04%        0.00%(b)       0.03%
Portfolio Turnover                                                    334%         659%         508%         569%         1,049%

(a) Net of waivers and reimbursements.
(b) Rounds to less than 0.01%.
(c) Certain prior year amounts have been reclassed to conform to current year presentations.
*   Calculation done based on average shares outstanding.
** The financial highlights for the year ended December 31, 1998 were audited by another auditor.

See Notes to Financial Statements.

FFTW FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                      EMERGING MARKETS PORTFOLIO

                                                                                    FOR THE YEAR ENDED,
                                                               --------------------------------------------------------------
FOR A SHARE OUTSTANDING                                         DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
THROUGHOUT THE PERIOD:                                            2002         2001        2000         1999        1998 **
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                           $     7.73   $     7.76   $     7.68   $     7.72   $     9.59
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Investment income, net                                               0.60*        0.70*        0.77*        0.78*        0.88
Net realized and unrealized gain (loss) on investments and
foreign currency related transactions                                0.13        (0.06)        0.08         0.05        (1.86)
                                                               ----------   ----------   ----------   ----------   ----------
Total from investment operations                                     0.73         0.64         0.85         0.83        (0.98)
                                                               ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
From investment income, net                                          0.61         0.67         0.14         0.87         0.76
From capital stock in excess of par value                            0.04            -         0.63            -         0.13
                                                               ----------   ----------   ----------   ----------   ----------
Total distributions                                                  0.65         0.67         0.77         0.87         0.89
                                                               ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                                 $     7.81   $     7.73   $     7.76   $     7.68   $     7.72
                                                               ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                                         9.81%        8.85%       11.41%       11.73%      (10.50%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                              $   10,711   $   33,040   $   49,807   $  128,419   $  164,709
Ratio of operating expenses to average net assets,
exclusive of interest expense                                        1.23%        1.07%        1.03%        1.01%        1.00%
Ratio of operating expenses to average net assets,
inclusive of interest expense                                        1.23%        1.07%        1.03%        1.07%        1.15%
Ratio of investment income, net to average net assets                7.59%        9.21%       10.05%       10.44%       10.52%
Portfolio Turnover                                                    207%         421%         169%         137%         157%

*   Calculations done based on average shares outstanding.
** The financial highlights for the year ended December 31, 1998 were audited by another auditor.

See Notes to Financial Statements.

FFTW FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1.  ORGANIZATION

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has eighteen Portfolios, eight of which were active as of December 31, 2002. The eight active Portfolios are: U.S. Short-Term Portfolio ("U.S. Short-Term"); Limited Duration Portfolio ("Limited Duration"); U.S. Inflation-Indexed Portfolio ("U.S. Inflation-Indexed"), formerly Inflation-Indexed Hedged Portfolio; Mortgage-Backed Portfolio ("Mortgage"); Worldwide Portfolio ("Worldwide"); Worldwide Core Portfolio ("Worldwide Core"); International Portfolio ("International"); and Emerging Markets Portfolio ("Emerging Markets"). The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser").

On December 24, 2002, the Sole Shareholder of the Inflation-Indexed Hedged Portfolio executed a Unanimous Written Consent approving changes, effective January 1, 2003, to the Portfolio's investment policies to permit the Portfolio to invest primarily in inflation-indexed securities denominated in U.S. dollars, to eliminate the requirement that the Portfolio seek to hedge the foreign exchange exposure at least 65% of it assets and to change the name of the Portfolio from the Inflation-Indexed Hedged Portfolio to the U.S. Inflation-Indexed Portfolio. The Board of Directors of the Fund approved the above-referenced changes at a meeting held on November 25, 2002.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NET ASSET VALUE

The net asset value per share ("NAV") of each Portfolio is determined by adding the value of all of the assets of the Portfolio, subtracting all of the Portfolio's liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day (as that term is defined in the Fund's registration statement) for each Portfolio, other than Mortgage. The NAV of Mortgage is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on the last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expense are recorded on the accrual basis. The Fund amortizes discount or premium on a daily basis to interest income using the interest method. The Fund uses the FIFO method for determining gain or loss on sales of securities.

VALUATION

Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short positions). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

EXPENSES

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated proportionately among them based on their net assets.

INCOME TAX

There is no provision for Federal income or excise tax since each Portfolio distributes all of its taxable income and qualifies or intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs.

At December 31, 2002, certain Portfolios had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations. In addition U.S. Short-Term, Limited Duration, U.S. Inflation-Indexed, Mortgage, Worldwide Core and Emerging Markets generated post-October 31, 2002, net capital losses of $845,404, $427,381, $3,540,
$59,713, $144,091 and $258, respectively, which, if unused, will expire on December 31, 2011.

                                             CARRYFORWARD             EXPIRATION
    PORTFOLIO                                   AMOUNT                   DATE
--------------------------------------------------------------------------------
U.S. Short-Term                            $   (1,335,380)              12/31/03
                                               (1,594,356)              12/31/04
                                               (2,647,239)              12/31/05
                                               (7,649,973)              12/31/07
                                               (1,768,493)              12/31/08
                                               (1,204,646)              12/31/10
Mortgage                                      (10,444,035)              12/31/07
                                                 (115,491)              12/31/08
Worldwide                                        (936,601)              12/31/03
                                               (1,826,855)              12/31/07
Worldwide Core                                 (2,649,309)              12/31/07
Emerging Markets                              (19,060,312)              12/31/06
                                              (12,968,420)              12/31/07
                                               (1,964,528)              12/31/09
                                                  (78,918)              12/31/10

DIVIDENDS TO SHAREHOLDERS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of each Portfolio, other than U.S. Short-Term, will be declared as a dividend payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of U.S. Short-Term will be declared as a dividend payable daily to the shareholders of record as of the close of each Business Day. Additionally, each Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations.

Dividends are paid in cash or reinvested monthly for all Portfolios. Distributions from net capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with U.S. Federal income tax regulations and may differ from net investment income and realized gains recorded by a Portfolio for financial reporting purposes.

At December 31, 2002, the components of accumulated earnings on a tax basis were as follows:

                                                            ACCUMULATED NET REALIZED LOSS       NET UNREALIZED APPRECIATION
                                    UNDISTRIBUTED            ON INVESTMENTS, SHORT SALES,      (DEPRECIATION) ON INVESTMENTS
                               (DISTRIBUTIONS IN EXCESS     OPTIONS AND FINANCIAL FUTURES        AND FINANCIAL FUTURES AND
         PORTFOLIO            OF) INVESTMENT INCOME, NET              CONTRACTS                      OPTIONS CONTRACTS
---------------------------- ----------------------------- --------------------------------- ----------------------------------
U.S. Short-Term                         $        255,852              $       (16,200,086)               $           (78,626)
Limited Duration                                       -                                -                          2,983,864
U.S. Inflation-Indexed                             7,231                                -                          3,893,155
Mortgage                                         677,756                      (10,559,525)                         2,853,521
Worldwide                                      4,920,766                       (2,763,457)                         7,785,707
Worldwide Core                                         -                       (2,649,308)                         3,634,927
International                                  4,446,741                          313,157                          4,237,926
Emerging Markets                                       -                      (34,072,176)                           648,726

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to the federal income tax treatment of wash sales, post-October losses, straddles and forward and future contracts. Temporary differences do not require reclassification.

The character of distributions for each Portfolios' fiscal year ended December 31, 2002 and December 31, 2001 is as follows:

                                   ORDINARY INCOME (a)              LONG-TERM CAPITAL GAINS (b)          RETURN OF CAPITAL
PORTFOLIO                        2002              2001                2002            2001            2002            2001
------------------------     ------------     -------------         ----------        --------     ----------      -------------
U.S. Short-Term (c)          $  5,459,618     $  13,422,331         $        -        $      -     $        -      $         -
Limited Duration                5,796,093         5,951,585            791,637               -              -                -
U.S. Inflation-Indexed          5,317,201         1,236,377            273,949               -              -                -
Mortgage                       16,117,728        17,869,000                  -               -              -                -
Worldwide                       5,485,837         5,843,660                  -               -              -        1,966,801
Worldwide Core                  8,171,422        11,324,035                  -               -        629,743                -
International                   5,318,550         1,822,905             31,166               -              -        3,002,011
Emerging Markets                1,974,088         4,217,760                  -               -        142,588                -

(a)  Includes distributions from Portfolio net short-term capital gains.
(b) To the extent reported, each Portfolio designates these amounts as capital gain dividends for federal income tax purposes.
(c)  Capital loss carryover of $1,779,703 expired unused on December 31, 2002.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par (return of capital).

During the year ended December 31, 2002, the Portfolios reclassified the following book to tax differences [increases (decreases)]:

                                             UNDISTRIBUTED             ACCUMULATED             CAPITAL
                                              INVESTMENT               NET REALIZED          IN EXCESS OF
   PORTFOLIO                                  INCOME,NET                GAIN/LOSS             PAR VALUE
----------------------------------------------------------------------------------------------------------
U.S. Short-Term                             $      322,927           $    1,456,512           (1,779,439)
Limited Duration                                       633                   20,580              (21,213)
U.S. Inflation-Indexed                                 (61)                      61                   --
Mortgage                                         1,553,708               (1,553,708)                  --
Worldwide                                        3,153,222               (3,153,222)                  --
Worldwide Core                                   1,878,901                  (96,852)          (1,782,049)
International                                    5,861,720               (5,861,720)                  --
Emerging Markets                                   119,980                   22,608             (142,588)

These reclassifications were made as a result of the differences in the treatment of foreign currency transactions, paydowns on mortgage-backed securities, and distributions in excess of net investment income and net realized securities gains for federal income tax purposes versus financial reporting purposes. Each Portfolio's net assets were not affected by these reclassifications.

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized appreciation or depreciation on other assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities other than investments in securities at the fiscal year end, resulting from changes in the exchange rates.

ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, financial highlights and notes thereto. Actual results could differ from those estimates.

INVESTMENT ADVISORY AGREEMENTS AND AFFILIATED TRANSACTIONS

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The investment advisory fees to be paid to the Investment Adviser are computed daily at annual rates set forth below. The fees are payable quarterly for U.S. Short-Term and Worldwide, and monthly for Limited Duration, Mortgage, U.S. Inflation-Indexed, Worldwide Core, International, and Emerging Markets.

From time to time, the Investment Adviser has agreed to waive its investment advisory fee and reimburse the Portfolios for any expenses (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) in excess of certain specified amounts. The table below summarizes the current investment advisory fee arrangement for the year ended December 31, 2002 (reflecting certain waivers), the investment advisory fee per the Agreements and the current expense cap as percentages of average daily net assets. All waiver and expense cap agreements are in effect until further notice.

                                                             INVESTMENT                    CURRENT                CURRENT
                                                              ADVISORY                   INVESTMENT               EXPENSE
   PORTFOLIO                                             FEE PER AGREEMENT              ADVISORY FEE                CAP
-------------------------------------------------------------------------------------------------------------------------------
U.S. Short-Term                                                0.30%                        0.15%                  0.25%
Limited Duration                                               0.35%                        0.15%                  0.30%
U.S. Inflation-Indexed                                         0.40%                        0.20%                  0.35%
Mortgage                                                       0.30%                        0.10%                  0.25%
Worldwide                                                      0.40%                        0.40%                  0.60%
Worldwide Core                                                 0.40%                        0.25%                  0.45%
International                                                  0.40%                        0.40%                  0.60%
Emerging Markets                                               0.75%                        0.75%                  1.50%

Effective May 28, 2002, Directors who are not employees of the Investment Adviser receive an annual retainer of $40,000 payable in quarterly installments. On November 22, 1999, the directors established the position of lead independent director. The lead independent director acts as spokesperson for the remaining independent directors. The lead independent director receives an additional 25% compensation on an annual basis, which is payable in quarterly installments. Directors' fees of $159,375 were allocated among the Portfolios and paid for the year ended December 31, 2002.

As of December 31, 2002, the Investment Adviser had discretionary investment advisory agreements with shareholders of the Fund that represent 47.4% of the Fund's total net assets and therefore, the investment adviser may be deemed a control person.

4. INVESTMENT TRANSACTIONS

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for Federal income tax purposes at December 31, 2002, for each of the Portfolios were as follows:

                                               UNREALIZED            UNREALIZED                                    TAX
   PORTFOLIO                                 APPRECIATION          DEPRECIATION              NET                  COST
-----------------------------------------------------------------------------------------------------------------------
U.S. Short-Term                       $           128,676    $          207,302   $      (78,626)  $        91,911,505
Limited Duration                                3,367,481               383,617        2,983,864           158,285,308
U.S. Inflation-Indexed                          3,893,155                     -        3,893,155            83,913,545
Mortgage                                        4,835,171             1,981,650        2,853,521           223,214,274
Worldwide                                       8,268,521               482,814        7,785,707           191,972,491
Worldwide Core                                  3,996,571               361,644        3,634,927           131,202,490
International                                   4,322,667                84,741        4,237,926            74,893,472
Emerging Markets                                  728,915                80,189          648,726             9,640,356

Purchase costs and proceeds from sales of investment securities (including U.S. Government securities), other than short-term investments, for the year ended December 31, 2002 for each of the Portfolios were as follows:

                                                                              PURCHASE COST OF          PROCEEDS FROM SALES OF
PORTFOLIO                                                                INVESTMENT SECURITIES           INVESTMENT SECURITIES
-------------------------------------------------------------------------------------------------------------------------------
U.S. Short-Term                                                          $         515,094,432          $          657,603,755
Limited Duration                                                                   197,213,791                     130,576,719
U.S. Inflation-Indexed                                                             125,149,005                      83,818,129
Mortgage                                                                         2,671,553,990                   3,016,401,080
Mortgage (short sale transactions*)                                                 10,588,262                      10,642,091
Worldwide                                                                        1,111,137,718                   1,116,300,570
Worldwide (short sale transactions*)                                                 5,462,742                       5,442,365
Worldwide Core                                                                   1,106,405,665                   1,236,895,225
Worldwide Core (short sale transactions*)                                            8,734,246                       8,753,652
International                                                                      330,204,688                     391,735,154
Emerging Markets                                                                    45,072,754                      65,337,119

*  Securities sold but not yet purchased.

Mortgage, Worldwide and Worldwide Core are engaged in short-selling which obligates Mortgage, Worldwide and Worldwide Core to borrow a security and then replace the security borrowed by purchasing the security at current market value. Mortgage, Worldwide and Worldwide Core would incur a loss if the price of the security increases between the date of the short sale and the date on which Mortgage, Worldwide and Worldwide Core purchases the security to cover the short sale. Mortgage, Worldwide and Worldwide Core would realize a gain if the price of the security declines between those dates. While Mortgage, Worldwide and Worldwide Core has a borrowed security, Mortgage, Worldwide and Worldwide Core will maintain daily, a segregated account with a broker and/or custodian, of cash and/or liquid securities sufficient to cover its short position. At December 31, 2002, the Portfolios held no open short positions.

5. FORWARD FOREIGN EXCHANGE CONTRACTS

Each Portfolio may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Portfolios' Investment Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities and in the statement of operations as unrealized gains and losses. Realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions in the statement of operations. The Portfolios' custodian will place and maintain cash not available for investment, U.S. Government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under certain open forward foreign exchange contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 2002, Worldwide had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies, as follows:

                                                                                                              UNREALIZED
    CONTRACT                                                               COST/                             APPRECIATION
    AMOUNT                                                               PROCEEDS             VALUE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE BUY CONTRACTS
   3,550,000 Australian Dollar closing 2/26/03                       $     1,988,247      $    1,988,419     $         172
   7,868,974 Canadian Dollar closing 2/26/03                               5,000,177           4,969,914           (30,263)
  28,133,941 Euro closing 2/26/03                                         27,802,669          29,454,267         1,651,598
   2,673,5180 Great British Pound Sterling closing 2/26/03                 4,175,033           4,287,051           112,018
4,170,798,82 Japanese Yen closing 2/26/03                                 34,208,229          35,221,284         1,013,055
   7,800,000 Norwegian Krone closing 2/26/03                               1,022,146           1,117,175            95,029
1,040,160,000 Republic of Korea Won closing 2/26/03                          839,516             872,294            32,778
   3,335,385 Swiss Franc closing 2/26/03                                   2,290,000           2,415,218           125,218

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
   4,200,000 Australian Dollar closing 2/26/03                             2,310,776           2,352,496           (41,720)
   6,666,160 Canadian Dollar closing 2/26/03                               4,250,000           4,210,237            39,763
  15,811,058 Euro closing 2/26/03                                         15,715,248          16,553,071          (837,823)
   1,400,000 Great British Pound Sterling closing 2/26/03                  2,185,386           2,244,933           (59,547)
3,664,763,130 Japanese Yen closing 2/26/03                                29,834,736          30,947,948        (1,113,212)
   5,088,225 New Zealand Dollar closing 2/26/03                            2,457,613           2,642,799          (185,186)
  33,590,190 Swedish Krone closing 2/26/03                                 3,599,116           3,840,169          (241,053)
   5,700,000 Swiss Franc closing 2/26/03                                   4,099,239           4,127,483           (28,244)
                                                                                                            -------------
                                                                                                             $     532,583
                                                                                                             =============

                                                                                                                    UNREALIZED
  CONTRACT         CURRENCY TO        COST/                    CONTRACT    CURRENCY TO     COST/                   APPRECIATION
  AMOUNT             DELIVER         PROCEEDS      VALUE        AMOUNT       RECEIVE     PROCEEDS       VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
FORWARD CROSS CURRENCY CONTRACTS CLOSING 2/26/03

   5,900,000          Euro         $ 5,906,032  $ 6,176,887  731,010,000  Japanese Yen  $ 5,906,032  $ 6,173,185    $   (3,702)
 309,999,999      Japanese Yen       2,515,534    2,617,868    3,665,863   Swiss Franc    2,515,534    2,654,523        36,655
 363,835,300      Japanese Yen       2,928,098    3,072,492    2,930,000      Euro        2,928,098    3,067,505        (4,987)
   6,200,000     Norwegian Krone       798,526      888,011      825,720      Euro          798,526      864,471       (23,540)
                                                                                                                    ----------
                                                                                                                    $    4,426
                                                                                                                    ==========

At December 31, 2002, Worldwide Core had outstanding forward foreign exchange contracts, both to purchase and sell currencies, as follows:

                                                                                                                      UNREALIZED
  CONTRACT                                                                                COST/                      APPRECIATION
   AMOUNT                                                                                PROCEEDS        VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE BUY CONTRACTS
   2,350,000 Australian Dollar closing 2/26/03                                          $  1,316,158  $   1,316,278    $      120
   4,170,636 Canadian Dollar closing 2/26/03                                               2,650,000      2,634,105       (15,895)
  13,150,582 Euro closing 2/26/03                                                         13,085,152     13,767,739       682,587
     880,000 Great British Pound Sterling closing 2/26/03                                  1,391,298      1,411,101        19,803
1,816,307,326 Japanese Yen closing 2/26/03                                                14,860,315     15,338,231       477,916
   5,200,000 Norwegian Krone closing 2/26/03                                                 681,431        744,784        63,353
   2,228,445 Swiss Franc closing 2/26/03                                                   1,530,000      1,613,661        83,661

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
   2,400,000 Australian Dollar closing 2/26/03                                          $  1,321,872  $   1,344,283   $    (22,411)
  12,989,390 Canadian Dollar closing 2/26/03                                               8,289,017      8,203,884         85,133
  27,000,066 Euro closing 2/26/03                                                         26,923,243     28,267,179     (1,343,936)
   3,633,537 Great British Pound Sterling closing 2/26/03                                  5,623,381      5,826,463       (203,082)
3,671,996,582 Japanese Yen closing 2/26/03                                                29,993,009     31,009,032     (1,016,023)
   3,392,150 New Zealand Dollar closing 2/26/03                                            1,638,408      1,761,866       (123,458)
   3,850,000 Swiss Franc closing 2/26/03                                                   2,768,773      2,787,861        (19,088)
                                                                                                                     ------------
                                                                                                                     $ (1,331,320)
                                                                                                                     ============

                                                                                                                      UNREALIZED
  CONTRACT        CURRENCY TO         COST/                  CONTRACT       CURRENCY TO      COST/                    APPRECIATION
   AMOUNT           DELIVER         PROCEEDS       VALUE      AMOUNT          RECEIVE      PROCEEDS       VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
FORWARD CROSS CURRENCY CONTRACTS CLOSING 2/26/03

   1,740,000          Euro         $ 1,741,779  $ 1,821,658   215,586,000   Japanese Yen   $ 1,741,779  $ 1,820,566     $   (1,092)
 210,000,036      Japanese Yen       1,704,071    1,773,394     2,483,326    Swiss Franc      1,704,071    1,798,226         24,832
 168,223,500      Japanese Yen       1,346,022    1,420,603     1,350,000       Euro          1,346,022    1,413,355         (7,248)
   5,000,000     Norwegian Krone       643,973      716,138       665,903       Euro            643,973      697,154        (18,984)
                                                                                                                        -----------
                                                                                                                        $    (2,492)
                                                                                                                        ===========

At December 31, 2002, International had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies, as follows:

                                                                                                               UNREALIZED
  CONTRACT                                                                   COST/                            APPRECIATION
  AMOUNT                                                                    PROCEEDS            VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE BUY CONTRACTS
   7,281,877 Australian Dollar closing 2/26/03                           $   4,042,433     $ 4,078,712$           36,279
   8,357,588 Canadian Dollar closing 2/26/03                                 5,311,217        5,278,515          (32,702)
  57,509,213 Euro closing 2/26/03                                           57,430,576       60,214,998        2,784,422
   2,285,581 Great British Pound Sterling closing 2/26/03                    3,574,224        3,664,983           90,759
3,952,277,092 Japanese Yen closing 2/26/03                                  32,353,933       33,375,927        1,021,994
   7,200,000 Norwegian Krone closing 2/26/03                                   943,520        1,031,239           87,719
1,501,140,000 Republic of Korea Won closing 2/26/03                          1,211,574        1,258,878           47,304
   3,054,230 Swiss Franc closing 2/26/03                                     2,100,000        2,211,628          111,628

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
   6,385,906 Australian Dollar closing 2/26/03                               3,502,265        3,576,862          (74,597)
  14,355,035 Canadian Dollar closing 2/26/03                                 9,155,198        9,066,403           88,795
   4,046,126 Danish Krone closing 2/26/03                                      531,336          570,194          (38,858)
  35,926,795 Euro closing 2/26/03                                           36,035,835       37,620,462       (1,584,627)
   2,019,942 Great British Pound Sterling closing 2/26/03                    3,143,931        3,239,025          (95,094)
2,735,596,680 Japanese Yen closing 2/26/03                                  22,249,876       23,101,385         (851,509)
   4,660,570 New Zealand Dollar closing 2/26/03                              2,243,598        2,420,677         (177,079)
   4,500,000 Swiss Franc closing 2/26/03                                     3,235,257        3,258,539          (23,282)
                                                                                                             ------------
                                                                                                             $  1,391,152
                                                                                                             ============

                                                                                                                        UNREALIZED
   CONTRACT       CURRENCY TO        COST/                    CONTRACT      CURRENCY TO       COST/                    APPRECIATION
   AMOUNT           DELIVER         PROCEEDS       VALUE       AMOUNT         RECEIVE       PROCEEDS        VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
FORWARD CROSS CURRENCY CONTRACTS CLOSING 2/26/03

   5,601,301         Euro        $ 5,520,896   $ 5,864,171    8,637,207   Canadian Dollar  $  5,520,896  $ 5,455,117   $ (409,054)
   1,960,000         Euro          1,962,004     2,051,983  242,844,000    Japanese Yen       1,962,004    2,050,753       (1,230)
 214,999,999     Japanese Yen      1,744,644     1,815,618    2,542,453     Swiss Franc       1,744,644    1,841,041       25,423
 245,481,700     Japanese Yen      1,964,196     2,073,027    1,970,000         Euro          1,964,196    2,062,452      (10,575)
   5,600,000    Norwegian Krone      721,249       802,074      745,811         Euro            721,249      780,812      (21,262)
                                                                                                                       ----------
                                                                                                                       $ (416,698)
                                                                                                                       ==========

Each Portfolio may enter into foreign currency transactions on the spot markets (foreign currency translations that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts. At December 31, 2002, no Portfolio had an outstanding purchase or sale of foreign currency on the spot market.

6. FINANCIAL FUTURES CONTRACTS

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to "mark to market" open positions on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At December 31, 2002 , the Portfolios placed U.S. Treasury Bills, other liquid securities or cash in segregated accounts for the benefit of the futures clearing broker at the Portfolio's custodian with respect to their financial futures contracts as follows:

                                                           DECEMBER 31, 2002
  PORTFOLIO                                                COLLATERAL VALUE
----------------------------------------------------------------------------
Mortgage                                                        $    349,457
Worldwide                                                            699,294
Worldwide Core                                                     1,198,835
International                                                        799,266

As of December 31, 2002, Mortgage had the following open financial futures contracts:

                                                                        NOTIONAL            UNREALIZED
                                                                        VALUE OF           APPRECIATION
CONTRACTS                                                               CONTRACTS         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
LONG FUTURES CONTRACTS:
     46          March 2003 10 Year U.S. Treasury Note              $      5,292,157     $        110,535

SHORT FUTURES CONTRACTS:
     18          March 2003 2 Year U.S. Treasury Note                      3,873,375              (46,787)
     142         March 2003 5 Year U.S. Treasury Notes                    16,081,500             (346,273)
      6          March 2003 Euro Bund                                      1,480,200              (39,109)
      6          March 2003 Euro Bund                                      1,473,375              (49,909)
      6          June 2003 Euro Bund                                       1,479,525              (46,083)
      6          September 2003 Euro Bund                                  1,477,125              (49,384)
      6          March 2004 Euro Bund                                      1,468,275              (47,733)
      6          June 2004 Euro Bund                                       1,462,575              (44,958)
      6          September 2004 Euro Bund                                  1,457,700              (42,333)
      6          December 2004 Euro Bund                                   1,453,200              (40,458)
                                                                                         ----------------
                                                                                         $       (642,492)
                                                                                         ================

As of December 31, 2002, Worldwide had the following open financial futures contracts:

                                                                                      NOTIONAL             UNREALIZED
                                                                                      VALUE OF            APPRECIATION
CONTRACTS                                                                            CONTRACTS           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
LONG FUTURES CONTRACTS:
     63          March 2003 5 Year U.S. Treasury Notes                            $      7,134,750     $         151,745
      4          March 2003 Euro Bund                                                      454,160                10,572
     15          March 2003 U.S. Long Bond                                               1,690,313                54,354

SHORT FUTURES CONTRACTS:
     65          March 2003 10 Year U.S. Treasury Note                                   7,478,047              (192,813)
      7          March 2003 5 Year U.S. Treasury Notes                                     792,750               (19,328)
                                                                                                       -----------------
                                                                                                       $           4,530
                                                                                                       =================

As of December 31, 2002, Worldwide Core had the following open financial futures contracts:

                                                                                      NOTIONAL             UNREALIZED
                                                                                      VALUE OF            APPRECIATION
CONTRACTS                                                                            CONTRACTS           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
LONG FUTURES CONTRACTS:
     63          March 2003 Euro BOBL                                             $      7,001,190     $         133,568
     30          March 2003 Euro Bund                                                    3,406,200                78,312
      8          March 2003 U.S. Long Bond                                                 901,500                23,518

SHORT FUTURES CONTRACTS:
     32          March 2003 10 Year U.S. Treasury Note                                   3,681,500               (99,177)
     45          March 2003 5 Year U.S. Treasury Notes                                   5,096,250              (100,070)
                                                                                                       -----------------
                                                                                                       $          36,151
                                                                                                       =================

As of December 31, 2002, International had the following open financial futures contracts:

                                                                                      NOTIONAL             UNREALIZED
                                                                                      VALUE OF            APPRECIATION
CONTRACTS                                                                            CONTRACTS           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
LONG FUTURES CONTRACTS:
     28          March 2003 Euro BOBL                                             $      3,111,640     $          59,352
     24          March 2003 Euro Bund                                                    2,724,960                67,465
     61          March 2003 Euro Schatz                                                  6,444,040                46,875

SHORT FUTURES CONTRACTS:
     10          March 2003 British Long Gilts                                           1,203,500               (43,881)
                                                                                                       -----------------
                                                                                                       $         129,811
                                                                                                       =================

7. CAPITAL STOCK TRANSACTIONS

As of December 31, 2002, there were 5,000,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital stock for U.S. Short-Term were as follows for the periods indicated:

                                                                  YEAR ENDED                            YEAR ENDED
                                                              DECEMBER 31, 2002                     DECEMBER 31, 2001
                                                     ----------------------------------    ----------------------------------
                                                          SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              210,208,279    $ 2,029,173,039        307,534,900    $ 2,988,368,029
Shares issued related to reinvestment of
     dividends                                               503,529          4,856,980          1,291,049         12,547,623
                                                     ---------------    ---------------    ---------------    ---------------
                                                         210,711,808      2,034,030,019        308,825,949      3,000,915,652
Shares redeemed                                          230,671,779      2,226,078,026        317,161,641      3,082,158,314
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease                                             (19,959,971)   $  (192,048,007)        (8,335,692)   $   (81,242,662)
                                                     ===============    ===============    ===============    ===============

Transactions in capital stock for Limited Duration were as follows for the periods indicated:

                                                                  YEAR ENDED                            YEAR ENDED
                                                              DECEMBER 31, 2002                     DECEMBER 31, 2001
                                                     ----------------------------------    ----------------------------------
                                                          SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                5,545,951   $    56,422,623         6,051,665   $    60,251,843
Shares issued related to reinvestment of
     dividends                                               645,913         6,548,422           592,120         5,920,742
                                                     ---------------   ---------------   ---------------   ---------------
                                                           6,191,864        62,971,045         6,643,785        66,172,585
Shares redeemed                                            1,530,280        15,537,363         4,863,700        48,555,111
                                                     ---------------   ---------------   ---------------   ---------------
Net increase                                               4,661,584   $    47,433,682         1,780,085   $    17,617,474
                                                     ===============   ===============   ===============   ===============

Transactions in capital stock for U.S. Inflation-Indexed were as follows for the periods indicated:

                                                                  YEAR ENDED                            YEAR ENDED
                                                              DECEMBER 31, 2002                     DECEMBER 31, 2001
                                                     ----------------------------------    ----------------------------------
                                                          SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                8,629,124   $    91,076,001         3,913,170   $    39,676,457
Shares issued related to reinvestment of
     dividends                                               521,956         5,591,150           120,369         1,236,376
                                                     ---------------   ---------------   ---------------   ---------------
                                                           9,151,080        96,667,151         4,033,539        40,912,833
Shares redeemed                                            4,817,699        51,032,000           107,371         1,090,000
                                                     ---------------   ---------------   ---------------   ---------------
Net increase                                               4,333,381   $    45,635,151         3,926,168   $    39,822,833
                                                     ===============   ===============   ===============   ===============


Transactions in capital stock for Mortgage were as follows for the periods indicated:

                                                                  YEAR ENDED                            YEAR ENDED
                                                              DECEMBER 31, 2002                     DECEMBER 31, 2001
                                                     ----------------------------------    ----------------------------------
                                                          SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                1,180,139    $    12,000,000          6,769,740   $    68,000,000
Shares issued related to reinvestment of
     dividends                                             1,543,120         15,636,714          1,785,066        17,855,241
                                                     ---------------    ---------------    ---------------   ---------------
                                                           2,723,259         27,636,714          8,554,806        85,855,241
Shares redeemed                                           23,318,083        237,568,994          6,568,984        66,202,557
                                                     ---------------    ---------------    ---------------   ---------------
Net increase (decrease)                                  (20,594,824)   $  (209,932,280)         1,985,822   $    19,652,684
                                                     ===============    ===============    ===============   ===============

Transactions in capital stock for Worldwide were as follows for the periods indicated:

                                                                  YEAR ENDED                            YEAR ENDED
                                                              DECEMBER 31, 2002                     DECEMBER 31, 2001
                                                     ----------------------------------    ----------------------------------
                                                          SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                1,776,664    $    15,998,029          3,618,663   $    32,083,046
Shares issued related to reinvestment of
     dividends                                               528,670          4,706,751            745,496         6,522,213
                                                     ---------------    ---------------    ---------------   ---------------
                                                           2,305,334         20,704,780          4,364,159        38,605,259
Shares redeemed                                            2,795,576         25,242,875          3,765,104        32,930,327
                                                     ---------------    ---------------    ---------------   ---------------
Net increase (decrease)                                     (490,242)   $    (4,538,095)           599,055   $     5,674,932
                                                     ===============    ===============    ===============   ===============

Transactions in capital stock for Worldwide Core were as follows for the periods indicated:

                                                                  YEAR ENDED                            YEAR ENDED
                                                              DECEMBER 31, 2002                     DECEMBER 31, 2001
                                                     ----------------------------------    ----------------------------------
                                                          SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                2,695,168    $    29,425,136          3,487,674   $    38,212,039
Shares issued related to reinvestment of
     dividends                                               801,646          8,767,984          1,026,912        11,278,179
                                                     ---------------    ---------------    ---------------   ---------------
                                                           3,496,814         38,193,120          4,514,586        49,490,218
Shares redeemed                                           13,097,279        143,619,801          3,999,323        43,930,358
                                                     ---------------    ---------------    ---------------   ---------------
Net increase (decrease)                                   (9,600,465)   $  (105,426,681)           515,263   $     5,559,860
                                                     ===============    ===============    ===============   ===============

Transactions in capital stock for International were as follows for the periods indicated:

                                                                  YEAR ENDED                            YEAR ENDED
                                                              DECEMBER 31, 2002                     DECEMBER 31, 2001
                                                     ----------------------------------    ----------------------------------
                                                          SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                8,154,336    $    66,007,172          4,848,518    $    38,032,166
Shares issued related to reinvestment of
     dividends                                               590,568          4,895,380            575,215          4,477,016
                                                     ---------------    ---------------    ---------------    ---------------
                                                           8,744,904         70,902,552          5,423,733         42,509,182
Shares redeemed                                           12,907,187        106,347,512          5,948,592         46,043,685
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease                                              (4,162,283)   $   (35,444,960)          (524,859)   $    (3,534,503)
                                                     ===============    ===============    ===============    ===============

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

                                                                  YEAR ENDED                            YEAR ENDED
                                                              DECEMBER 31, 2002                     DECEMBER 31, 2001
                                                     ----------------------------------    ----------------------------------
                                                          SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   61,349    $       500,000          4,835,083    $    37,502,003
Shares issued related to reinvestment of
     dividends                                               261,237          2,040,220            557,241          4,217,760
                                                     ---------------    ---------------    ---------------    ---------------
                                                             322,586          2,540,220          5,392,324         41,719,763
Shares redeemed                                            3,223,856         23,566,195          7,539,818         57,843,379
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease                                              (2,901,270)   $   (21,025,975)        (2,147,494)   $   (16,123,616)
                                                     ===============    ===============    ===============    ===============

8. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase and reverse repurchase agreements. Under a repurchase agreement, a bank or securities firm which the Portfolio's Investment Adviser has deemed creditworthy (that is a dealer in U.S. Government securities reporting to the Federal Reserve Bank of New York) agrees to sell U.S. Government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement. Each Portfolio will engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty's creditworthiness.

During the year ended December 31, 2002, U.S. Short Term, International and Worldwide Core entered into reverse repurchase agreements. The following table summarizes the interest expense associated with reverse repurchase agreements, the average amount of reverse repurchase agreements outstanding, and the average interest rate for each Portfolio.

                                             INTEREST         AVERAGE     AVERAGE
   PORTFOLIO                                 EXPENSE          BALANCE       RATE
---------------------------------------------------------------------------------
U.S. Short-Term                             $ 102,467      $ 5,061,271      1.99%
Worldwide Core                                  6,295          138,630      2.00%
International                                   2,818          102,411      1.99%

9. OPTIONS TRANSACTIONS

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is limited to the premium paid whether or not the option is exercised. In addition, each Portfolio bears the risk of a change in the market value of the underlying securities should the counterparty to an option contract fail to perform.

Put and call options purchased are accounted for in the same manner as portfolio securities. Investments in option contracts require the Portfolio to "mark to market" option contracts on a daily basis which reflects the change in the market value of the contracts at the close of each day's trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by such Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

10. SWAP TRANSACTIONS

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, the counterparty may default on its obligation, or unfavorable changes may exist in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counter-party generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

Worldwide and Worldwide Core have entered into swap agreements under which they agree to pay an interest payment based on a fixed rate (Fixed Rate) in exchange for an interest payment based on the London Interbank Offered Rate (LIBOR).

Worldwide and Worldwide Core record swap contracts at the discounted present value of the expected future cash flows of the contracts. The Portfolios record a net receivable or payable and cash is paid or received based on the spread between the Fixed Rate and LIBOR. Interest expense paid based on the Fixed Rate is recorded as an offset to interest income. Income received based on LIBOR is recorded as interest income. The Portfolios record unrealized gain or loss on the difference between the present value of the swaps contacts and the accrued payable or receivable.

At December 31, 2002, Worldwide had one outstanding swap contract with JP MorganChase broken down with the following terms:

        NOTIONAL          TERMINATION          PAYMENT MADE           PAYMENTS RECEIVED
         AMOUNT               DATE           BY THE PORTFOLIO          BY THE PORTFOLIO
---------------------------------------------------------------------------------------
$      4,000,000            1/30/13               4.65%                   USD LIBOR

At December 31, 2002, Worldwide Core had one outstanding swap contract with JP MorganChase broken down with the following terms:

        NOTIONAL          TERMINATION          PAYMENT MADE           PAYMENTS RECEIVED
         AMOUNT               DATE           BY THE PORTFOLIO          BY THE PORTFOLIO
---------------------------------------------------------------------------------------
$      6,000,000            1/30/13               4.65%                   USD LIBOR

11. INTEREST ONLY AND PRINCIPAL ONLY SECURITIES

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the mortgage assets ("POs"), while the other class receives most, if not all, of the interest ("IOs"). POs do not pay interest, their returns are solely based on payment of principal at maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to fully recoup its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

12. SEGREGATION OF ASSETS

It is the policy of each of the Fund's Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund's custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio's ability to segregate up to 100% of its segregated settled assets.

13. LINE OF CREDIT

BNP PARIBAS has issued an irrevocable standby letter of credit in favor of MBS Clearing Corporation (the "Beneficiary"), for up to up to ten million dollars on behalf of the Mortgage-Backed Portfolio. Borrowings will be made by the Beneficiary solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to the Mortgage-Backed Portfolio based on it's borrowing at the Beneficiary's floating prime rate plus 2.5% per annum. In addition, a commitment fee, computed at an annual rate of 0.36% per annum of the amount of said letter of credit is charged. The were no such borrowings entered into during the year ended December 31, 2002.

14. SUBSEQUENT EVENT

Effective February 15, 2003, the Investment Adviser raised the expense cap for U.S. Short-Term to 0.40%, and eliminated the expense caps for Worldwide Core, Limited Duration, Mortgage-Backed, International and Emerging Markets.

FTW FUNDS, INC.

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and
Board of Directors of
  FFTW Funds, Inc.

We have audited the accompanying statements of assets and liabilities of FFTW Funds, Inc. (comprising U.S. Short-Term, Limited Duration, U.S. Inflation-Indexed, formerly Inflation-Indexed Hedged; Mortgage-Backed, Worldwide, Worldwide-Core, International, and Emerging Markets Portfolios) (the "Funds"), including the schedules of investments, as of December 31, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1998 were audited by another auditor whose report dated February 22, 1999, expressed an unqualified opinion thereon.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as December 31, 2002 by correspondence with the custodian and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FFTW Funds, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America.


                                    KPMG LLP
New York, New York
February 21, 2003

FFTW FUNDS, INC.

DIRECTORS AND OFFICERS

Listed in the charts below is basic information regarding the Directors and officers of the Fund.

DISINTERESTED DIRECTORS:

                                                                                        NUMBER OF
                                             TERM OF             PRINCIPAL            PORTFOLIOS IN
                          POSITION(S)     OFFICE(1) AND        OCCUPATION(S)          FUND COMPLEX
 NAME, ADDRESS, AND        HELD WITH        LENGTH OF        DURING PAST FIVE          OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE                  FUND          TIME SERVED             YEARS                DIRECTOR          HELD BY DIRECTOR
---------------------  ----------------  ---------------  -------------------------  ---------------  --------------------------
John C Head III        Director          Since June       Managing Member of               18         Chairman of the Board
c/o FFTW, Inc.                           1989             Head & Company                              of ESG Re Limited and
200 Park Avenue                                           L.L.C. since 1987.                          a director of other
New York, NY                                                                                          private companies.
Age: 54

Lawrence B. Krause     Director          Since April      Professor at the                 18         Director - PriceSmart Inc.
c/o FFTW, Inc.                           1991             University of
200 Park Avenue                                           California - San
New York, NY                                              Diego ("UCSD"), La
Age: 73                                                   Jolla, CA since
                                                          1987; member of the
                                                          Council on Foreign
                                                          Relations and
                                                          Journal of Economic
                                                          Research.

Saul H. Hymans         Director          Since April      Professor of                     18                     N/A
c/o FFTW, Inc.                           1999             Economics and
200 Park Avenue                                           Statistics and
New York, NY                                              Director of the
Age: 65                                                   Research Seminar in
                                                          Quantitative Economics at
                                                          The University of
                                                          Michigan; member of the
                                                          Michigan faculty since
                                                          1964.

Andrea Redmond         Director          Since April      Managing                         18                     N/A
c/o FFTW, Inc.                           1999             Director of
200 Park Avenue                                           Russell Reynolds
New York, NY                                              Associates,
Age: 46                                                   Inc., an
                                                          executive search
                                                          firm, since 1986.

(1) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

INTERESTED DIRECTORS:

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                                                  PRINCIPAL            IN FUND
                                       TERM OF OFFICE(1)         OCCUPATION(S)         COMPLEX
   NAME, ADDRESS,       POSITION(S)      AND LENGTH OF         DURING PAST FIVE      OVERSEEN BY       OTHER DIRECTORSHIPS
       AND AGE         HELD WITH FUND    TIME SERVED                YEARS             DIRECTOR          HELD BY DIRECTOR
--------------------  ---------------  -----------------  ------------------------  --------------  --------------------------
Onder John Olcay(2)   Chairman of      Since February     Vice Chairman and               18        Chairman of the Board
FFTW, Inc.            the Board of     1989, formerly     Managing Director of                      Directors of the following
200 Park Avenue       Directors        President.         FFTW, Inc. and its                        Boards: Fischer Francis
New York, NY                                              parent company, Charter                   Trees & Watts (Singapore),
Age: 66                                                   Atlantic Corporation                      Pte. Ltd., FFTW-KK, Tokyo,
                                                          since 1983.                               FFTW Funds Selection, FFTW
                                                                                                    Funds Selection II, FFTW
                                                                                                    Emerging Markets Debt Fund
                                                                                                    plc, FFTW Mortgage Total
                                                                                                    Return Fund plc, FFTW
                                                                                                    Global Debt Fund plc, and
                                                                                                    FFTW Mortgage LIBOR Fund
                                                                                                    plc.

Stephen P. Casper(2)  Director,        Principal          Managing Director of            18        Director of the following
FFTW, Inc.            Principal        Executive          FFTW, Inc. and its                        Boards: The Depository
200 Park Avenue       Executive        Officer and        parent company, Charter                   Trust & Clearing
New York, NY          Officer and      President since    Atlantic Corporation                      Corporation, The
Age: 52               President.       November 2002,     since December 1991;                      Depository Trust Company,
                                       formerly Vice      Chief Financial Officer                   The National Securities
                                       President from     of FFTW, Inc. and its                     Clearing Corporation, The
                                       February           parent company, Charter                   Emerging Markets Clearing
                                       2001-November      Atlantic Corporation                      Corporation, The
                                       2002, Director     since February 1990;                      Government Securities
                                       since November     Chief Operating Officer                   Clearing Corporation, The
                                       1997; formerly,    of FFTW, Inc. and its                     Mortgage-Backed Securities
                                       Treasurer from     parent company Charter                    Clearing Corporation, FFTW
                                       October 1990 -     Atlantic Corporation                      Funds Selection, FFTW
                                       November 1997      since May 2001.                           Funds Selection II, FFTW
                                                                                                    Diversified Alpha Fund
                                                                                                    Ltd., FFTW Emerging
                                                                                                    Markets Debt Fund plc,
                                                                                                    FFTW Mortgage Total Return
                                                                                                    Fund plc, FFTW Global Debt
                                                                                                    Fund plc, and FFTW
                                                                                                    Mortgage LIBOR Fund plc.

(1) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.
(2) Messrs. Olcay and Casper are considered "interested persons" of FFTW Funds, Inc. (the "Fund") as defined in the Investment Company Act of 1940, as amended, because of their positions with FFTW, Inc., which serves as Investment Adviser to the Fund.

PRINCIPAL OFFICERS:

                                                              TERM OF OFFICE(1)
                                     POSITION(S) HELD WITH      AND LENGTH OF          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS, AND AGE                  FUND               TIME SERVED           DURING PAST FIVE YEARS
----------------------------------  ------------------------  -----------------  -----------------------------------
William E. Vastardis                Treasurer and Principal   Treasurer since    Managing Director and Head of Fund
Investors Capital Services, Inc.    Financial Officer         November 1997;     Administration for Investors
33 Maiden Lane, 4th floor                                     formerly,          Capital Services, Inc. since 1992.
New York, NY                                                  Secretary from
Age: 47                                                       February 1998 to
                                                              May 2000

James L. Smith                      Assistant Treasurer       Since February     Director, Mutual Fund
Investors Bank & Trust                                        2002               Administration, Investors Bank
200 Clarendon Street                                                             since December 2001; Executive
Boston, MA 02116                                                                 Director, USAA Investment
Age: 43                                                                          Management Company, 1999-2001;
                                                                                 Compliance Office, BISYS Fund
                                                                                 Services, 1996-1999.

Robin Meister                       Secretary                 Since May 2000     General Counsel of FFTW, Inc. since
FFTW, Inc.                                                                       September 1998; Legal Counsel,
200 Park Avenue                                                                  FFTW, Inc.  since 1997.
New York, NY
Age: 44

Jill Grossberg                      Assistant Secretary       Since May 2000     Director, Mutual Fund
Investors Bank & Trust                                                           Administration, Investors Bank
200 Clarendon Street                                                             since April 2000, Associate
Boston, MA 02116                                                                 Counsel, Putnam Investments, Inc.
Age: 56                                                                          from 1995-2000.

(1) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

OFFICER, & DIRECTORS AND OTHER PERTINENT INFORMATION

OFFICERS AND DIRECTORS

Stephen P. Casper
DIRECTOR, PRESIDENT AND PRINCIPAL
EXECUTIVE OFFICER OF THE FUND

John C Head III
DIRECTOR OF THE FUND

Saul H. Hymans
DIRECTOR OF THE FUND

Lawrence B. Krause
DIRECTOR OF THE FUND

Andrea Redmond
DIRECTOR OF THE FUND

Onder John Olcay
CHAIRMAN OF THE BOARD

William E. Vastardis
TREASURER AND PRINCIPAL FINANCIAL
OFFICER OF THE FUND

James L. Smith
ASSISTANT TREASURER OF THE FUND

Robin S. Meister
SECRETARY OF THE FUND

Jill Grossberg
ASSISTANT SECRETARY OF THE FUND

INVESTMENT ADVISER
Fischer Francis Trees & Watts, Inc.
200 Park Avenue, 46th Floor
New York, NY 10166

SUB-ADVISER
Fischer Francis Trees & Watts
2 Royal Exchange
London, EC3V 3RA

ADMINISTRATOR
Investors Capital Services, Inc.
33 Maiden Lane, 4th floor
New York, NY 10038

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN AND FUND ACCOUNTING AGENT
Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue, 10th floor
New York, NY 10017